PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—7.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR + 1.224%,
5.551%, due 03/25/35[1]	$119,029	$117,111
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR + 1.114%,
5.441%, due 10/25/34[1]	68,340	67,770
Anchorage Capital CLO 28 Ltd.,
Series 2024-28A, Class A,
3 mo. USD Term SOFR + 1.700%,
5.970%, due 04/20/37[1,2]	500,000	500,799
Apex Credit CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.800%,
6.070%, due 04/20/36[1,2]	500,000	501,357
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.314%,
5.641%, due 08/25/34[1]	1,023,931	1,025,940
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR + 0.754%,
5.081%, due 08/25/32[1]	109,643	107,547
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR + 0.854%,
5.181%, due 10/25/32[1]	4,202	4,144
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR + 0.614%,
4.941%, due 07/25/34[1]	53,125	52,242
Countrywide Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD Term SOFR + 0.834%,
5.161%, due 07/25/34[1]	13,375	13,687
Series 2004-6, Class M1,
1 mo. USD Term SOFR + 1.014%,
5.341%, due 10/25/34[1]	36,516	36,248
Diameter Capital CLO 6 Ltd.,
Series 2024-6A, Class A1,
3 mo. USD Term SOFR + 1.610%,
5.866%, due 04/15/37[1,2]	700,000	700,639

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR + 1.614%,
5.941%, due 08/25/40[1,2]	$45,190	$45,279
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR + 0.284%,
4.611%, due 04/25/37[1,2]	997,779	913,190
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR + 1.352%,
5.608%, due 07/15/31[1,2]	1,054,480	1,052,371
Generate CLO 3 Ltd.,
Series 3A, Class A2R,
3 mo. USD Term SOFR + 1.830%,
6.100%, due 10/20/36[1,2]	700,000	701,805
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
IO,
0.986%, due 04/25/38[1,2,3,4]	4,128,890	82,545
KKR CLO 28 Ltd.,
Series 28A, Class AR,
3 mo. USD Term SOFR + 1.440%,
5.701%, due 02/09/35[1,2]	500,000	499,549
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR + 0.294%,
4.621%, due 04/25/37[1]	43,638	24,188
Palmer Square CLO Ltd.,
Series 2022-1A, Class A,
3 mo. USD Term SOFR + 1.320%,
5.592%, due 04/20/35[1,2]	150,000	150,045
PRET LLC,
Series 2021-RN2, Class A1,
4.744%, due 07/25/51[1,2]	2,698,210	2,676,199
Series 2022-RN1, Class A1,
6.721%, due 07/25/51[1,2]	1,087,926	1,088,413
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR + 0.994%,
3.597%, due 08/25/33[1]	89,574	81,576
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD Term SOFR + 0.864%,
1.020%, due 11/25/35[1]	199,328	196,642
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR + 0.314%,
4.641%, due 06/25/37[1]	504,006	336,047

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR + 0.804%,
5.131%, due 09/25/35[1]	$680,172	$643,243
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class AR,
3 mo. USD Term SOFR + 1.680%,
5.950%, due 01/20/37[1,2]	400,000	400,334
TCW CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.600%,
5.861%, due 01/16/37[1,2]	500,000	500,505
Trinitas CLO XII Ltd.,
Series 2020-12A, Class A1R,
3 mo. USD Term SOFR + 1.370%,
5.652%, due 04/25/33[1,2]	500,000	499,750
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR + 1.322%,
5.578%, due 07/15/31[1,2]	210,063	209,821
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR + 1.392%,
5.664%, due 04/20/32[1,2]	550,490	550,416
Total asset-backed securities (cost—$13,725,078)		13,779,402

Mortgage-backed securities—17.3%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
5.213%, due 11/25/35[1]	233,120	161,296
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.773%, due 03/26/37[1,2]	48,031	38,398
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	122,152	82,196
Bear Stearns ARM Trust,
Series 2004-2, Class 12A2,
4.375%, due 05/25/34[1]	18,108	16,458
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	281,255	270,898
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	82,781	92,838
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.721%, due 01/25/35[1,2]	5,783	5,556
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.413%, due 05/19/33[1]	2,248	2,027

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	$23,859	$8,510
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series KJ45, Class A2,
4.660%, due 01/25/31	600,000	608,312
Federal Home Loan Mortgage Corp. REMICS,
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average + 13.394%,
0.000%, due 11/15/43[1]	828,981	756,817
Series 2614, Class WO,
PO,
0.000%, due 05/15/33[5]	274,738	239,531
Series 4839, Class UO,
PO,
0.000%, due 08/15/56[5]	381,551	241,822
Series 4836,
PO,
0.000%, due 10/15/58[5]	675,847	418,263
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.376%, due 11/15/43[1]	291,253	257,076
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.400%, due 05/15/35[1]	265,242	263,465
Series 4076, Class SW,
IO, (1.000)* 30 day USD SOFR Average + 5.936%,
1.591%, due 07/15/42[1]	813,402	86,823
Series 3635, Class IB,
IO,
1.691%, due 10/15/37[1]	32,082	1,531
Series 4156, Class SA,
IO, (1.000)* 30 day USD SOFR Average + 6.086%,
1.741%, due 01/15/33[1]	432,714	37,736
Series 3621, Class WI,
IO,
1.812%, due 05/15/37[1]	18,962	1,012
Series 3598, Class JI,
IO,
1.933%, due 10/15/37[1]	11,284	498
Series 5034, Class MI,
IO,
2.000%, due 11/25/50	625,219	87,227
Series 3339, Class LI,
IO, (1.000)* 30 day USD SOFR Average + 6.366%,
2.021%, due 07/15/37[1]	419,723	40,086

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4367, Class GS,
IO,
2.044%, due 03/15/37[1]	$29,401	$1,642
Series 3684, Class JI,
IO,
2.185%, due 11/15/36[1]	90,247	5,403
Series 4394, Class WI,
IO,
2.241%, due 08/15/41[1]	25,320	1,408
Series 4438, Class WI,
IO,
2.242%, due 11/15/38[1]	83,399	4,756
Series 4463,
IO,
2.266%, due 02/15/38[1]	49,288	2,770
Series 4338, Class SB,
IO,
2.312%, due 10/15/41[1]	47,109	2,799
Series 3962, Class KS,
IO,
2.328%, due 06/15/38[1]	73,357	4,563
Series 4182, Class YI,
IO,
2.500%, due 03/15/28	522,651	13,359
Series 4324,
IO,
2.600%, due 08/15/36[1]	31,103	1,959
Series 4100, Class HI,
IO,
3.000%, due 08/15/27	38,734	856
Series 4182, Class QI,
IO,
3.000%, due 02/15/33	32,935	1,663
Series 4165, Class TI,
IO,
3.000%, due 12/15/42	408,685	22,172
Series 2513, Class AS,
IO, (1.000)* 30 day USD SOFR Average + 7.886%,
3.541%, due 02/15/32[1]	87,196	9,571
Series 4544, Class IP,
IO,
4.000%, due 01/15/46	842,312	147,327
Series 3442, Class MT,
30 day USD SOFR Average + 0.114%,
4.459%, due 07/15/34[1]	22,510	20,995
Series 2411, Class FJ,
30 day USD SOFR Average + 0.464%,
4.809%, due 12/15/29[1]	3,744	3,731
Series 4832, Class FW,
30 day USD SOFR Average + 0.464%,
4.817%, due 04/15/38[1]	556,274	548,771
Series 3096, Class FL,
30 day USD SOFR Average + 0.514%,
4.859%, due 01/15/36[1]	45,911	45,342

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 3114, Class PF,
30 day USD SOFR Average + 0.514%,
4.859%, due 02/15/36[1]	$268,082	$266,342
Series 3153, Class UF,
30 day USD SOFR Average + 0.544%,
4.889%, due 05/15/36[1]	66,138	65,769
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.959%, due 01/15/32[1]	6,759	6,756
Series 4068, Class UF,
30 day USD SOFR Average + 0.614%,
4.959%, due 06/15/42[1]	344,013	338,392
Series 4945, Class F,
30 day USD SOFR Average + 0.614%,
4.967%, due 12/15/46[1]	86,017	84,919
Series 3667, Class FW,
30 day USD SOFR Average + 0.664%,
5.009%, due 02/15/38[1]	4,050	4,025
Series 4940, Class FE,
30 day USD SOFR Average + 0.664%,
5.018%, due 01/25/50[1]	221,769	215,613
Series 3671, Class FQ,
30 day USD SOFR Average + 0.964%,
5.309%, due 12/15/36[1]	396,425	399,061
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average + 59.451%,
5.500%, due 03/15/39[1]	164,663	166,395
Series 2136, Class GD,
IO,
7.000%, due 03/15/29	239	16
Series 2178, Class PI,
IO,
7.500%, due 08/15/29	2,165	214
Federal Home Loan Mortgage Corp. STRIPS,
Series 389, Class C40,
IO,
2.500%, due 10/15/52	4,265,088	658,954
Series 303, Class C19,
IO,
3.500%, due 01/15/43	354,519	59,303
Series 345, Class C13,
IO,
3.500%, due 08/15/45	520,270	79,390
Series 330, Class F4,
30 day USD SOFR Average + 0.464%,
4.817%, due 10/15/37[1]	126,490	124,729
Series 326, Class F2,
30 day USD SOFR Average + 0.664%,
5.009%, due 03/15/44[1]	209,737	208,948

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	$181,083	$157,310
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	322,277	278,978
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	369,215	324,713
Federal National Mortgage Association Interest STRIPS,
Series 419, Class C3,
IO,
3.000%, due 11/25/43	75,531	10,300
Series 413, Class 111,
IO,
4.000%, due 07/25/42[1]	378,078	53,930
Series 386, Class 14,
IO,
6.500%, due 04/25/38	26,142	5,931
Federal National Mortgage Association REMICS,
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average + 3.571%,
0.000%, due 10/25/42[1]	36,376	24,172
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average + 9.066%,
0.000%, due 10/25/45[1]	176,805	112,144
Series 2022-3, Class SD,
IO, (1.000)* 30 day USD SOFR Average + 2.550%,
0.000%, due 02/25/52[1]	3,587,528	26,921
Series 2014-84, Class AI,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
0.200%, due 02/25/43[1]	214,686	1,385
Series 2012-134, Class BH,
1.250%, due 12/25/27	1,662,911	1,610,837
Series 2019-62, Class SN,
IO, (1.000)* 30 day USD SOFR Average + 5.886%,
1.532%, due 11/25/49[1]	179,038	24,399
Series 2013-28, Class YS,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
1.682%, due 07/25/42[1]	284,968	36,684
Series 2013-34, Class PS,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
1.682%, due 08/25/42[1]	240,849	21,195
Series 2014-42, Class SA,
IO,
1.720%, due 07/25/44[1]	80,723	3,326
Series 2012-77,
IO,
1.767%, due 07/25/52[1]	81,639	4,038

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2016-76, Class CS,
IO,
1.795%, due 10/25/46[1]	$31,529	$1,394
Series 2015-64, Class KS,
IO,
1.970%, due 09/25/45[1]	78,379	3,236
Series 2014-43, Class BS,
IO,
1.975%, due 07/25/44[1]	146,853	8,226
Series 2016-17, Class CS,
IO,
2.010%, due 04/25/46[1]	57,420	2,789
Series 2010-76, Class SA,
IO, (1.000)* 30 day USD SOFR Average + 6.386%,
2.032%, due 07/25/40[1]	292,456	24,336
Series 2014-92, Class SB,
IO,
2.116%, due 01/25/45[1]	74,498	4,057
Series 2015-19, Class AI,
IO,
2.121%, due 04/25/55[1]	134,596	6,731
Series 2014-45, Class SA,
IO,
2.139%, due 08/25/44[1]	71,294	4,584
Series 2015-10, Class SA,
IO,
2.147%, due 03/25/45[1]	175,375	9,691
Series 2015-50, Class SB,
IO,
2.240%, due 07/25/45[1]	451,047	27,616
Series 2014-47, Class BI,
IO,
2.250%, due 08/25/54[1]	140,820	7,543
Series 2021-3, Class TI,
IO,
2.500%, due 02/25/51	793,382	129,363
Series 2015-58, Class AI,
IO,
2.505%, due 08/25/55[1]	85,531	4,864
Series 2020-70,
IO,
2.509%, due 10/25/50[1]	7,618,737	376,702
Series 2018-28, Class CA,
3.000%, due 05/25/48	196,151	175,129
Series 2013-30, Class GI,
IO,
3.000%, due 01/25/43	551,509	41,399
Series 2013-45, Class IK,
IO,
3.000%, due 02/25/43	413,232	39,211
Series 2013-30, Class JI,
IO,
3.000%, due 04/25/43	202,786	23,927
Series 2013-116, Class IY,
IO,
3.000%, due 09/25/43	165,202	10,193

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2016-14,
IO,
3.000%, due 03/25/46	$286,700	$35,716
Series 2016-20, Class EI,
IO,
3.000%, due 04/25/46	98,887	9,860
Series 2016-52, Class PI,
IO,
3.000%, due 04/25/46	251,621	27,572
Series 2016-64, Class IA,
IO,
3.000%, due 05/25/46	238,881	27,704
Series 2016-63, Class YI,
IO,
3.500%, due 04/25/46	37,757	2,906
Series 2015-47, Class GI,
IO,
4.000%, due 06/25/44	25,180	1,561
Series 2020-54, Class WF,
30 day USD SOFR Average + 0.564%,
4.277%, due 08/25/50[1]	331,967	322,751
Series 2012-122, Class LI,
IO,
4.500%, due 07/25/41	137,894	8,040
Series 2018-85, Class FE,
30 day USD SOFR Average + 0.414%,
4.768%, due 12/25/48[1]	1,217,133	1,201,467
Series 2007-67, Class FB,
30 day USD SOFR Average + 0.434%,
4.788%, due 07/25/37[1]	25,921	25,470
Series 2012-128, Class FK,
30 day USD SOFR Average + 0.464%,
4.818%, due 11/25/42[1]	103,281	100,840
Series 2002-60, Class F1,
30 day USD SOFR Average + 0.514%,
4.868%, due 06/25/32[1]	24,980	24,917
Series 2019-10, Class FA,
30 day USD SOFR Average + 0.514%,
4.868%, due 03/25/49[1]	1,918,270	1,898,330
Series 2012-90, Class FB,
30 day USD SOFR Average + 0.554%,
4.908%, due 08/25/42[1]	36,691	36,088
Series 2010-141, Class FA,
30 day USD SOFR Average + 0.614%,
4.968%, due 12/25/40[1]	97,666	96,316
Series 2024-38, Class FA,
30 day USD SOFR Average + 0.800%,
5.152%, due 01/25/51[1]	1,582,290	1,581,072
Series 2024-10, Class AF,
30 day USD SOFR Average + 0.900%,
5.252%, due 12/25/50[1]	686,804	684,218

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2009-33, Class FB,
30 day USD SOFR Average + 0.934%,
5.288%, due 03/25/37[1]	$216,357	$217,453
Federal National Mortgage Association-ACES,
Series 2020-M33, Class X2,
IO,
2.349%, due 01/25/31[1]	583,364	38,978
Series 2016-M11, Class AL,
2.944%, due 07/25/39	415,060	377,638
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR + 0.939%,
5.266%, due 01/25/34[1]	258,673	242,235
Government National Mortgage Association REMICS,
Series 2015-126, Class GS,
(2.333)* 1 mo. USD Term SOFR + 9.066%,
0.000%, due 09/20/45[1]	323,052	207,027
Series 2015-127, Class AS,
IO,
0.000%, due 06/20/43[1]	119,948	6,025
Series 2016-138, Class WI,
IO,
0.000%, due 08/20/45[1]	107,062	4,271
Series 2016-180, Class WI,
IO,
0.000%, due 09/20/45[1]	203,765	8,452
Series 2017-15, Class WI,
IO,
0.000%, due 11/20/45[1]	122,426	5,417
Series 2017-57, Class WI,
IO,
0.000%, due 12/20/45[1]	51,551	2,344
Series 2007-18, Class CO,
PO,
0.000%, due 03/20/35[5]	9,394	8,905
Series 2015-180, Class SA,
IO,
0.088%, due 06/20/42[1]	126,298	6,320
Series 2015-166, Class SA,
IO,
0.138%, due 06/20/42[1]	116,316	5,798
Series 2017-H23, Class MA,
3.000%, due 11/20/67	540,376	529,987
Series 2013-77, Class GI,
IO,
3.000%, due 02/20/43	626,657	55,080
Series 2014-158, Class IA,
IO,
3.500%, due 10/20/29	145,123	6,315
Series 2013-23, Class IP,
IO,
3.500%, due 08/20/42	499,790	57,800
Series 2015-165, Class IB,
IO,
3.500%, due 11/20/42	123,244	11,626

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2016-118, Class IE,
IO,
3.500%, due 09/20/46	$26,940	$3,943
Series 2024-H07, Class FC,
30 day USD SOFR Average + 0.650%,
5.000%, due 02/20/74[1]	774,570	773,160
Series 2013-H19, Class DF,
1 mo. USD Term SOFR + 0.764%,
5.089%, due 05/20/63[1]	124,445	124,577
Series 2015-H30, Class FA,
1 mo. USD Term SOFR + 0.794%,
5.119%, due 08/20/61[1]	3,144	3,140
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR + 0.794%,
5.119%, due 11/20/65[1]	600,323	600,666
Series 2015-H29, Class FA,
1 mo. USD Term SOFR + 0.814%,
5.139%, due 10/20/65[1]	455	456
Series 2024-H07, Class JF,
30 day USD SOFR Average + 0.790%,
5.140%, due 04/20/74[1]	487,881	487,627
Series 2013-H23, Class TA,
1 mo. USD Term SOFR + 0.834%,
5.159%, due 09/20/63[1]	36,273	36,390
Series 2015-H27, Class FA,
1 mo. USD Term SOFR + 0.864%,
5.189%, due 09/20/65[1]	781,210	782,139
Series 2016-H14, Class FA,
1 mo. USD Term SOFR + 0.914%,
5.239%, due 06/20/66[1]	126,851	127,115
Series 2024-H01, Class FB,
30 day USD SOFR Average + 0.900%,
5.250%, due 01/20/74[1]	975,518	981,073
Series 2010-H01, Class FA,
1 mo. USD Term SOFR + 0.934%,
5.256%, due 01/20/60[1]	207,117	208,321
Series 2024-H02, Class FH,
30 day USD SOFR Average + 0.930%,
5.280%, due 01/20/74[1]	1,924,096	1,938,044
Series 2024-H02, Class FJ,
30 day USD SOFR Average + 1.000%,
5.350%, due 12/20/73[1]	1,454,824	1,454,817
Series 2013-H20, Class FB,
1 mo. USD Term SOFR + 1.114%,
5.439%, due 08/20/63[1]	72,672	73,390
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,416,834	1,147,565

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR + 0.444%,
4.771%, due 12/25/34[1]	$882	$837
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR + 0.754%,
5.081%, due 02/25/35[1]	135,076	121,238
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR + 0.614%,
4.936%, due 06/27/37[1,2]	391,020	230,328
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.341%, due 12/25/49[1,2]	271,562	259,089
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.341%, due 02/25/50[1,2]	417,132	397,663
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A1,
1 mo. USD Term SOFR + 0.574%,
4.901%, due 04/25/29[1]	8,286	7,571
Series 2004-1, Class 2A2,
5.492%, due 12/25/34[1]	44,360	41,429
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR + 0.434%,
4.761%, due 01/25/35[1]	12,242	11,331
Morgan Stanley Re-REMICS Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR + 0.344%,
3.043%, due 02/26/37[1,2]	81,578	69,884
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
4.510%, due 05/25/42[1,2]	688,936	624,716
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	502,818	426,374
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR + 0.614%,
4.941%, due 07/25/36[1]	184,534	115,039
Sequoia Mortgage Trust 11,
Series 11, Class A,
1 mo. USD Term SOFR + 1.014%,
5.334%, due 12/20/32[1]	66,033	57,205

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Sequoia Mortgage Trust 5,
Series 5, Class A,
1 mo. USD Term SOFR + 0.814%,
5.134%, due 10/19/26[1]	$15,173	$14,844
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR + 0.554%,
4.881%, due 05/25/37[1]	74,630	65,772
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.861%, due 04/25/36[1]	122,997	109,488
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
5.699%, due 04/25/45[1]	14,482	13,856
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
6.640%, due 09/25/33[1]	21,307	20,266
Total mortgage-backed securities (cost—$34,252,405)		30,039,395

U.S. government agency obligations: 184.7%
Federal Home Loan Mortgage Corp.
2.000%, due 04/01/36	583,858	533,098
2.500%, due 01/01/31	49,613	47,860
2.500%, due 11/01/31	20,262	19,456
2.500%, due 07/01/32	32,893	31,418
2.500%, due 08/01/32	155,684	148,453
2.500%, due 09/01/32	208,965	199,135
2.500%, due 11/01/32	6,557	6,251
2.500%, due 12/01/32	192,010	182,736
2.500%, due 01/01/33	47,740	45,413
2.500%, due 12/01/50	988,276	822,869
2.500%, due 08/01/51	4,403,991	3,720,591
2.500%, due 09/01/51	757,067	638,086
2.500%, due 03/01/52	1,193,045	999,564
2.500%, due 04/01/52	89,605	75,014
3.000%, due 10/01/26	4,242	4,198
3.000%, due 11/01/26	22,412	22,181
3.000%, due 01/01/27	125,834	124,466
3.000%, due 02/01/32	69,425	67,321
3.000%, due 04/01/32	356,893	345,855
3.000%, due 05/01/32	243,684	236,019
3.000%, due 07/01/32	131,468	127,266
3.000%, due 10/01/32	137,273	132,755
3.000%, due 11/01/32	241,414	233,393
3.000%, due 01/01/33	536,289	517,290
3.000%, due 02/01/40	923,488	857,085
3.000%, due 06/01/42	1,355,454	1,239,765
3.000%, due 07/01/42	156,726	143,350
3.000%, due 08/01/42	54,541	49,886
3.000%, due 04/01/43	107,764	98,049
3.000%, due 05/01/43	64,049	58,285

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 12/01/44	$125,651	$113,086
3.000%, due 08/01/46	129,702	113,766
3.000%, due 12/01/46	598,835	532,923
3.000%, due 06/01/50	469,379	415,363
3.000%, due 04/01/51	1,435,042	1,244,808
3.000%, due 06/01/51	713,144	618,607
3.000%, due 07/01/51	4,824,630	4,237,113
3.000%, due 10/01/51	131,879	115,958
3.000%, due 12/01/51	1,171,796	1,016,459
3.000%, due 03/01/52	939,823	819,007
3.000%, due 04/01/52	1,660,708	1,446,073
3.050%, due 03/01/32	221,351	201,819
3.500%, due 09/01/32	140,523	137,824
3.500%, due 12/01/33	84,000	81,961
3.500%, due 06/01/34	52,017	50,686
3.500%, due 07/01/34	21,870	21,311
3.500%, due 03/01/35	329,669	320,317
3.500%, due 04/01/35	172,817	168,115
3.500%, due 03/01/42	656	614
3.500%, due 07/01/43	573	536
3.500%, due 05/01/48	562,436	515,177
3.500%, due 02/01/50	230,668	208,910
4.000%, due 01/01/37	124,550	122,226
4.000%, due 03/01/43	456,280	439,570
4.000%, due 07/01/43	70,239	67,667
4.000%, due 08/01/44	1,010,733	973,837
4.000%, due 11/01/47	111,657	105,910
4.000%, due 01/01/48	309,638	293,683
4.000%, due 02/01/48	16,221	15,386
4.000%, due 03/01/48	8,997	8,513
4.000%, due 04/01/48	24,850	23,513
4.000%, due 06/01/48	96,927	91,116
4.000%, due 10/01/48	1,401,039	1,323,967
4.000%, due 12/01/48	118,643	111,531
4.000%, due 04/01/49	476,456	449,289
4.500%, due 09/01/34	395,572	398,976
4.500%, due 01/01/36	9,145	9,199
4.500%, due 05/01/37	1,023	1,023
4.500%, due 05/01/38	24,329	24,219
4.500%, due 12/01/42	117,804	116,228
4.500%, due 01/01/43	138,140	136,293
4.500%, due 02/01/43	216,591	213,694
4.500%, due 06/01/43	344,112	336,572
4.500%, due 02/01/49	36,382	35,315
4.500%, due 06/01/50	267,125	258,606
4.500%, due 12/01/52	424,966	408,777
4.500%, due 03/01/53	468,635	450,206
4.500%, due 06/01/53	189,859	182,088
5.000%, due 10/01/25	792	790
5.000%, due 11/01/27	969	972
5.000%, due 09/01/33	43,265	44,167
5.000%, due 06/01/34	2,548	2,600

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 04/01/35	$15,945	$16,255
5.000%, due 05/01/35	25,543	26,044
5.000%, due 07/01/35	41,624	42,438
5.000%, due 08/01/35	7,057	7,196
5.000%, due 10/01/35	6,666	6,797
5.000%, due 12/01/35	194	198
5.000%, due 07/01/38	108,050	109,884
5.000%, due 11/01/38	66,727	67,883
5.000%, due 06/01/39	15,279	15,539
5.000%, due 03/01/40	1,643	1,665
5.000%, due 07/01/40	77,563	78,625
5.000%, due 09/01/40	70,352	71,413
5.000%, due 11/01/40	11,709	11,869
5.000%, due 02/01/41	82,695	83,642
5.000%, due 03/01/41	16,083	16,267
5.000%, due 04/01/41	32,469	32,835
5.000%, due 05/01/41	25,598	25,890
5.000%, due 07/01/41	15,892	16,074
5.000%, due 08/01/44	14,934	15,192
5.000%, due 03/01/49	532,179	531,865
5.000%, due 02/01/53	511,006	504,599
5.000%, due 03/01/53	263,045	259,642
5.000%, due 05/01/53	584,816	573,856
5.000%, due 06/01/53	1,286,052	1,271,224
5.000%, due 08/01/53	387,209	381,974
5.500%, due 02/01/32	419	429
5.500%, due 12/01/32	859	883
5.500%, due 02/01/33	18,982	19,566
5.500%, due 05/01/33	203	209
5.500%, due 06/01/33	80,024	82,520
5.500%, due 12/01/33	14,415	14,862
5.500%, due 12/01/34	11,977	12,427
5.500%, due 06/01/35	197,676	204,352
5.500%, due 07/01/35	1,572	1,620
5.500%, due 10/01/35	63,369	65,671
5.500%, due 12/01/35	21,629	22,415
5.500%, due 06/01/36	114,925	119,237
5.500%, due 12/01/36	177,505	183,701
5.500%, due 03/01/37	18,822	19,430
5.500%, due 07/01/37	29,943	30,907
5.500%, due 10/01/37	878	907
5.500%, due 04/01/38	34,975	36,195
5.500%, due 05/01/38	3,984	4,107
5.500%, due 12/01/38	619	638
5.500%, due 01/01/39	16,730	17,271
5.500%, due 09/01/39	54,803	56,561
5.500%, due 02/01/40	2,127	2,192
5.500%, due 03/01/40	2,202	2,270
5.500%, due 05/01/40	31,232	32,195
5.500%, due 03/01/41	33,317	34,346
6.000%, due 11/01/37	341,153	358,159
6.000%, due 05/01/55	6,121,069	6,293,190

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.137%,
6.262%, due 01/01/28[1]	$1,440	$1,441
1 yr. CMT + 2.525%,
6.650%, due 12/01/29[1]	809	817
1 yr. CMT + 2.282%,
6.663%, due 07/01/28[1]	13,889	13,933
1 yr. CMT + 2.415%,
6.665%, due 11/01/25[1]	1,775	1,768
1 yr. CMT + 2.415%,
6.735%, due 01/01/29[1]	5,338	5,342
1 yr. CMT + 2.150%,
6.784%, due 11/01/27[1]	12,471	12,470
1 yr. USD RFUCCT + 1.768%,
6.907%, due 10/01/39[1]	379,320	385,300
7.000%, due 08/01/25	2	2
1 yr. CMT + 2.221%,
7.024%, due 11/01/29[1]	16,058	16,108
1 yr. CMT + 2.625%,
7.125%, due 01/01/30[1]	11,221	11,373
1 yr. CMT + 2.282%,
7.157%, due 06/01/28[1]	5,296	5,303
1 yr. USD RFUCCT + 1.765%,
7.212%, due 11/01/36[1]	147,292	149,960
1 yr. CMT + 2.250%,
7.344%, due 09/01/34[1]	171,155	175,371
1 yr. CMT + 2.431%,
7.385%, due 10/01/27[1]	7,630	7,650
1 yr. USD RFUCCT + 1.860%,
7.418%, due 11/01/41[1]	408,517	418,853
1 yr. CMT + 2.651%,
7.775%, due 10/01/27[1]	1,426	1,435
Federal National Mortgage Association
1.500%, due 08/01/51	463,920	349,792
2.000%, due 05/01/28	46,202	44,801
2.000%, due 09/01/31	50,429	47,703
2.000%, due 11/01/31	163,069	154,343
2.000%, due 01/01/32	28,481	26,963
2.500%, due 06/01/28	26,850	26,302
2.500%, due 07/01/28	270,017	263,819
2.500%, due 08/01/28	93,520	91,399
2.500%, due 09/01/30	8,887	8,583
2.500%, due 11/01/30	12,396	11,959
2.500%, due 01/01/33	152,162	144,553
2.500%, due 11/01/50	381,268	317,470
2.500%, due 01/01/51	1,038,984	865,050
2.500%, due 02/01/51	468,154	391,824
2.500%, due 04/01/51	1,350,676	1,131,363
2.500%, due 09/01/51	1,513,316	1,271,484
2.500%, due 01/01/52	1,515,812	1,268,229
2.500%, due 03/01/52	673,808	564,550
2.500%, due 04/01/52	1,228,046	1,028,900

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 10/01/26	$5,795	$5,729
3.000%, due 11/01/26	116,191	114,859
3.000%, due 12/01/26	10,900	10,772
3.000%, due 01/01/27	117,576	116,172
3.000%, due 02/01/27	25,180	24,876
3.000%, due 05/01/28	31,647	31,176
3.000%, due 02/01/30	38,785	37,939
3.000%, due 04/01/30	18,525	18,063
3.000%, due 05/01/30	22,717	22,147
3.000%, due 10/01/30	7,260	7,061
3.000%, due 04/01/31	489,365	477,457
3.000%, due 02/01/32	68,280	66,181
3.000%, due 03/01/32	66,898	64,770
3.000%, due 04/01/32	327,851	317,349
3.000%, due 05/01/32	98,049	94,876
3.000%, due 07/01/32	196,669	190,150
3.000%, due 08/01/32	85,650	82,780
3.000%, due 11/01/32	171,990	166,086
3.000%, due 01/01/38	230,832	216,519
3.000%, due 04/01/38	219,484	205,828
3.000%, due 05/01/42	158,636	145,097
3.000%, due 06/01/42	158,588	145,052
3.000%, due 07/01/42	319,060	291,828
3.000%, due 01/01/43	838,387	762,280
3.000%, due 04/01/43	258,900	235,227
3.000%, due 05/01/43	274,678	249,563
3.000%, due 06/01/43	36,161	32,855
3.000%, due 09/01/43	24,214	22,000
3.000%, due 11/01/46	1,011,121	918,214
3.000%, due 12/01/46	2,389,442	2,129,298
3.000%, due 02/01/47	191,448	173,943
3.000%, due 09/01/49	740,095	643,141
3.000%, due 11/01/49	201,952	179,171
3.000%, due 02/01/50	1,451,565	1,261,407
3.000%, due 03/01/50	3,184,495	2,804,865
3.000%, due 07/01/50	536,354	466,808
3.000%, due 12/01/50	418,191	363,723
3.000%, due 02/01/51	1,808,663	1,568,901
3.000%, due 04/01/51	3,047,948	2,644,758
3.000%, due 05/01/51	3,201,324	2,776,945
3.000%, due 08/01/51	392,120	340,181
3.000%, due 10/01/51	163,786	142,074
3.000%, due 12/01/51	387,494	336,127
3.000%, due 02/01/52	115,368	101,009
3.000%, due 04/01/52	1,621,923	1,407,456
3.000%, due 07/01/52	427,941	373,618
3.000%, due 02/01/57	509,912	436,621
3.000%, due 05/01/58	530,072	454,019
3.500%, due 11/01/25	6,222	6,185
3.500%, due 08/01/26	40,351	40,059
3.500%, due 06/01/28	47,190	46,739
3.500%, due 08/01/29	8,376	8,260

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 09/01/32	$128,786	$127,734
3.500%, due 11/01/33	36,234	35,328
3.500%, due 02/01/34	52,524	51,231
3.500%, due 01/01/35	103,754	100,850
3.500%, due 02/01/35	100,942	98,162
3.500%, due 04/01/35	93,295	90,756
3.500%, due 05/01/35	553,651	540,560
3.500%, due 03/01/42	147,741	138,295
3.500%, due 04/01/42	10,358	9,695
3.500%, due 07/01/42	270	252
3.500%, due 09/01/42	54,272	50,803
3.500%, due 12/01/42	607,263	568,440
3.500%, due 03/01/43	387,922	362,350
3.500%, due 05/01/43	1,626	1,519
3.500%, due 07/01/43	2,191,155	2,050,625
3.500%, due 08/01/43	5,165,194	4,834,609
3.500%, due 01/01/44	71,529	66,956
3.500%, due 06/01/45	1,153,924	1,064,858
3.500%, due 08/01/45	19,569	18,058
3.500%, due 10/01/45	6,791	6,274
3.500%, due 09/01/46	483,180	447,035
3.500%, due 02/01/47	1,349,044	1,260,268
3.500%, due 08/01/47	131,444	120,872
3.500%, due 09/01/47	177,446	163,878
3.500%, due 11/01/47	242,578	223,104
3.500%, due 12/01/47	225,638	207,490
3.500%, due 02/01/48	218,221	198,696
3.500%, due 03/01/48	768,981	700,663
3.500%, due 02/01/50	86,807	78,619
3.500%, due 03/01/50	3,615,415	3,277,748
3.500%, due 04/01/50	314,744	285,317
3.500%, due 06/01/56	645,825	585,497
3.500%, due 01/01/57	608,747	547,613
3.500%, due 01/01/59	869,729	775,618
3.575%, due 02/01/26	500,000	496,144
4.000%, due 07/01/25	3	3
4.000%, due 09/01/25	40	40
4.000%, due 10/01/25	110	110
4.000%, due 11/01/25	270	268
4.000%, due 01/01/26	7,600	7,560
4.000%, due 02/01/26	15,231	15,150
4.000%, due 03/01/26	1,852	1,842
4.000%, due 04/01/26	38,691	38,485
4.000%, due 08/01/32	690	684
4.000%, due 06/01/33	29,304	29,036
4.000%, due 07/01/33	104,728	103,444
4.000%, due 08/01/33	589,020	583,595
4.000%, due 07/01/34	312,529	307,397
4.000%, due 07/01/35	564,754	556,480
4.000%, due 04/01/37	505,468	496,486
4.000%, due 03/01/38	343,050	337,242
4.000%, due 07/01/38	418,110	409,034

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 08/01/38	$192,467	$188,461
4.000%, due 09/01/38	232,830	227,756
4.000%, due 05/01/39	39,332	38,178
4.000%, due 09/01/39	108,712	105,531
4.000%, due 09/01/40	796,627	773,243
4.000%, due 12/01/40	629,542	611,074
4.000%, due 11/01/41	234,527	227,769
4.000%, due 12/01/41	295,988	287,458
4.000%, due 07/01/42	1,389,646	1,344,349
4.000%, due 09/01/42	1,927,226	1,858,432
4.000%, due 10/01/42	1,714,148	1,652,960
4.000%, due 08/01/44	81,164	78,824
4.000%, due 12/01/44	2,517	2,412
4.000%, due 06/01/45	9,469	9,017
4.000%, due 08/01/45	570,581	543,334
4.000%, due 02/01/47	64,685	61,442
4.000%, due 03/01/47	26,138	24,761
4.000%, due 04/01/47	99,287	94,065
4.000%, due 05/01/47	181,536	171,989
4.000%, due 06/01/47	4,539	4,300
4.000%, due 11/01/47	22,145	20,978
4.000%, due 01/01/48	83,609	79,204
4.000%, due 02/01/48	181,258	170,408
4.000%, due 03/01/48	87,431	82,311
4.000%, due 12/01/48	195,525	183,589
4.000%, due 06/01/49	641,971	605,896
4.490%, due 04/01/33	300,000	299,771
4.500%, due 06/01/29	5,508	5,549
4.500%, due 06/01/35	11,692	11,747
4.500%, due 12/01/38	118,127	117,967
4.500%, due 01/01/39	475	472
4.500%, due 02/01/39	45,810	45,707
4.500%, due 03/01/39	2,708	2,692
4.500%, due 06/01/39	19,440	19,324
4.500%, due 07/01/39	1,448	1,440
4.500%, due 08/01/39	50,250	49,949
4.500%, due 10/01/39	1,539	1,530
4.500%, due 12/01/39	112,389	111,718
4.500%, due 01/01/40	1,192	1,185
4.500%, due 02/01/40	1,207	1,200
4.500%, due 03/01/40	26,132	25,966
4.500%, due 08/01/40	20,278	20,150
4.500%, due 11/01/40	216,212	214,847
4.500%, due 07/01/41	144,017	142,850
4.500%, due 08/01/41	251,825	249,784
4.500%, due 01/01/42	695,531	691,132
4.500%, due 08/01/42	1,848	1,827
4.500%, due 09/01/42	82,987	81,594
4.500%, due 05/01/43	437,029	427,534
4.500%, due 06/01/43	942,021	921,380
4.500%, due 07/01/43	1,691,191	1,651,752
4.500%, due 09/01/43	108,337	107,294

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 11/01/43	$26,282	$26,029
4.500%, due 07/01/44	100,676	99,129
4.500%, due 12/01/44	693	682
4.500%, due 09/01/48	132,767	128,872
4.500%, due 01/01/49	116,346	113,189
4.500%, due 07/01/52	2,760,941	2,648,643
4.500%, due 05/01/53	118,333	113,430
4.500%, due 07/01/53	173,381	166,371
4.500%, due 08/01/53	4,110,665	3,967,253
4.500%, due 04/01/59	599,606	577,912
4.700%, due 04/01/33	313,000	316,458
5.000%, due 05/01/37	3,168	3,219
5.000%, due 09/01/37	5,812	5,906
5.000%, due 06/01/38	30,564	31,043
5.000%, due 06/01/48	83,607	83,434
5.000%, due 07/01/48	34,552	34,505
5.000%, due 03/01/49	27,444	27,375
5.000%, due 06/01/53	732,593	722,673
5.000%, due 08/01/53	82,917	81,800
1 yr. CMT + 2.103%,
5.287%, due 05/01/30[1]	8,734	8,769
5.500%, due 11/01/32	17,491	17,951
5.500%, due 12/01/33	416	428
5.500%, due 04/01/34	9,167	9,499
5.500%, due 01/01/35	54,560	56,533
5.500%, due 05/01/37	56,335	58,082
5.500%, due 07/01/37	28,811	29,704
5.500%, due 06/01/38	45,776	47,133
5.500%, due 11/01/39	114,054	117,439
5.500%, due 07/01/40	130,870	134,750
5.500%, due 02/01/42	75,244	77,576
5.500%, due 08/01/53	399,193	399,691
5.610%, due 10/01/28	883,000	914,124
5.810%, due 06/01/31	1,700,000	1,799,775
1 yr. USD MTA + 1.200%,
5.835%, due 03/01/44[1]	52,652	52,311
6.000%, due 12/01/32	3,030	3,135
6.000%, due 02/01/33	5,520	5,711
6.000%, due 09/01/34	38,247	39,818
6.000%, due 05/01/35	8,481	8,859
6.000%, due 06/01/35	4,611	4,816
6.000%, due 07/01/35	13,992	14,613
6.000%, due 09/01/35	468	489
6.000%, due 01/01/36	7,710	8,055
6.000%, due 06/01/36	175	183
6.000%, due 09/01/36	12,826	13,425
6.000%, due 12/01/36	44,894	46,992
6.000%, due 03/01/37	2,825	2,963
6.000%, due 10/01/37	15,417	16,166
6.000%, due 11/01/38	117,071	122,765
6.000%, due 05/01/39	14,589	15,299
6.000%, due 11/01/40	157,882	165,558

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 05/01/49	$282,214	$293,087
6.000%, due 01/01/53	434,574	442,548
6.500%, due 10/01/36	174,215	185,571
6.500%, due 02/01/37	2,379	2,534
6.500%, due 07/01/37	24,227	25,877
6.500%, due 08/01/37	11,276	12,046
6.500%, due 09/01/37	11,977	12,792
6.500%, due 12/01/37	30,354	32,422
6.500%, due 05/01/40	332,792	356,979
1 yr. CMT + 2.114%,
6.567%, due 09/01/41[1]	65,927	66,816
1 yr. USD RFUCCT + 1.790%,
6.665%, due 02/01/42[1]	36,828	37,348
1 yr. CMT + 2.285%,
6.746%, due 05/01/35[1]	55,294	56,379
1 yr. CMT + 2.598%,
6.848%, due 12/01/27[1]	4,152	4,189
1 yr. CMT + 2.243%,
7.014%, due 01/01/36[1]	111,175	114,020
1 yr. CMT + 2.239%,
7.109%, due 10/01/37[1]	545,567	559,903
1 yr. USD RFUCCT + 1.729%,
7.182%, due 05/01/38[1]	326,339	332,591
1 yr. CMT + 2.095%,
7.220%, due 09/01/26[1]	3	3
Government National Mortgage Association
2.500%, due 09/20/51[6]	4,911,017	4,186,145
3.000%, due 11/15/42	25,719	23,343
3.000%, due 01/20/43	377,927	344,642
3.000%, due 02/15/43	346,958	309,809
3.000%, due 02/20/43	382,300	348,630
3.000%, due 05/15/43	321,655	290,270
3.000%, due 06/15/43	99,885	90,274
3.000%, due 07/15/43	19,895	17,980
3.000%, due 11/20/43	79,474	72,281
3.000%, due 01/15/45	243,584	215,754
3.000%, due 02/15/45	17,490	15,495
3.000%, due 07/15/45	340,637	301,780
3.000%, due 10/15/45	618,318	551,202
3.000%, due 09/20/47	397,467	356,416
3.000%, due 02/20/48	243,248	217,880
3.000%, due 04/20/50	1,452,649	1,292,007
3.000%, due 10/20/51	140,418	124,495
3.000%, due 05/20/52	1,905,114	1,687,917
3.000%, due 02/20/53	809,528	719,609
3.500%, due 11/15/42	167,950	156,386
3.500%, due 03/15/45	97,712	89,171
3.500%, due 04/15/45	40,760	37,452
3.500%, due 04/20/45	3,065	2,825
3.500%, due 11/20/45	487,943	449,805
3.500%, due 12/20/45	185,415	170,925

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 04/20/46	$282,107	$258,952
3.500%, due 05/20/46	340,077	312,151
3.500%, due 04/20/47	285,939	262,114
3.500%, due 07/20/47	1,941,151	1,779,412
3.500%, due 08/20/47	206,120	188,946
3.500%, due 09/20/47	76,612	70,228
3.500%, due 10/20/47	2,671,336	2,462,566
3.500%, due 11/20/47	255,198	233,934
3.500%, due 12/20/47	69,690	63,883
3.500%, due 01/20/48	1,222,974	1,121,075
3.500%, due 02/20/48	1,002,707	919,161
3.500%, due 03/20/48	1,518,149	1,391,655
3.500%, due 09/20/48	427,146	391,556
3.500%, due 06/20/49	1,747,622	1,592,070
3.500%, due 02/20/53	332,463	305,996
3.500%, due 12/20/54	99,788	90,625
3.750%, due 05/20/30	221,103	219,497
4.000%, due 12/20/40	106,508	101,293
4.000%, due 07/20/41	40,885	39,241
4.000%, due 12/15/41	586,144	563,402
4.000%, due 01/15/47	30,100	28,485
4.000%, due 02/15/47	155,117	146,797
4.000%, due 04/15/47	303,140	285,467
4.000%, due 05/15/47	50,401	47,622
4.000%, due 06/15/47	19,633	18,551
4.000%, due 07/15/47	44,775	42,306
4.000%, due 08/15/47	84,473	79,815
4.000%, due 12/15/47	14,006	13,234
4.000%, due 12/20/47	53,182	50,267
4.000%, due 01/20/48	137,377	129,840
4.000%, due 03/20/48	170,357	160,711
4.000%, due 04/20/48	362,067	341,238
4.000%, due 05/20/48	106,323	100,318
4.000%, due 06/20/48	135,793	128,135
4.000%, due 07/20/48	39,157	36,938
4.000%, due 07/15/49	15,657	14,668
4.500%, due 09/15/39	178,313	177,778
4.500%, due 06/15/40	86,705	85,940
4.500%, due 07/20/40	15,094	14,959
4.500%, due 08/20/40	10,940	10,842
4.500%, due 09/20/40	45,500	45,093
4.500%, due 10/20/40	12,237	12,127
4.500%, due 01/20/41	58,402	57,879
4.500%, due 02/20/41	14,353	14,253
4.500%, due 03/20/41	87,662	87,023
4.500%, due 04/20/41	11,570	11,490
4.500%, due 06/20/41	100,648	99,946
4.500%, due 07/20/41	25,879	25,699
4.500%, due 09/20/41	2,587	2,569
4.500%, due 12/20/41	23,258	23,095
4.500%, due 05/20/43	5,236	5,189
4.500%, due 07/20/43	3,674	3,648

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 10/20/44	$52,137	$51,053
4.500%, due 08/20/45	61,504	60,543
4.500%, due 12/15/45	6,549	6,431
4.500%, due 08/15/46	7,609	7,435
4.500%, due 09/15/46	133,119	130,084
4.500%, due 10/15/46	111,368	108,822
4.500%, due 01/15/47	196,244	191,770
4.500%, due 04/20/48	17,475	17,093
4.500%, due 05/20/48	49,604	48,519
4.500%, due 06/20/48	121,581	118,679
4.500%, due 10/20/48	162,411	157,444
4.500%, due 01/20/49	117,421	114,618
4.500%, due 02/20/49	204,285	199,409
1 yr. CMT + 1.500%,
4.625%, due 08/20/25[1]	181	180
1 yr. CMT + 1.500%,
4.625%, due 09/20/25[1]	297	296
1 yr. CMT + 1.500%,
4.625%, due 03/20/26[1]	486	485
1 yr. CMT + 1.500%,
4.625%, due 08/20/26[1]	1,615	1,609
1 yr. CMT + 1.500%,
4.625%, due 01/20/27[1]	12,638	12,648
1 yr. CMT + 1.500%,
4.625%, due 02/20/27[1]	945	945
1 yr. CMT + 1.500%,
4.625%, due 07/20/27[1]	820	818
1 yr. CMT + 1.500%,
4.625%, due 01/20/28[1]	1,483	1,486
1 yr. CMT + 1.500%,
4.625%, due 02/20/28[1]	436	436
1 yr. CMT + 1.500%,
4.625%, due 07/20/30[1]	7,275	7,303
1 yr. CMT + 1.500%,
4.875%, due 04/20/26[1]	5,857	5,844
1 yr. CMT + 1.500%,
4.875%, due 06/20/26[1]	2,153	2,147
1 yr. CMT + 1.500%,
4.875%, due 04/20/27[1]	2,115	2,113
1 yr. CMT + 1.500%,
4.875%, due 04/20/30[1]	1,396	1,402
1 yr. CMT + 1.500%,
4.875%, due 05/20/30[1]	14,680	14,762
5.000%, due 12/20/33	52,650	53,335
5.000%, due 01/20/34	27,991	28,355
5.000%, due 12/15/34	3,013	3,008
5.000%, due 02/20/38	39,945	40,478
5.000%, due 04/15/38	44,807	45,480
5.000%, due 04/20/38	46,249	46,854
5.000%, due 12/15/39	3,136	3,191

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/15/40	$69,975	$71,041
5.000%, due 05/15/41	29,511	29,966
5.000%, due 08/20/41	6,409	6,511
5.000%, due 12/20/42	8,258	8,376
5.000%, due 08/20/43	703,333	714,577
5.000%, due 09/20/48	70,424	70,037
5.000%, due 10/20/48	126,790	126,157
5.000%, due 11/20/48	166,332	165,200
5.000%, due 12/20/48	152,478	151,440
1 yr. CMT + 1.500%,
5.000%, due 05/20/25[1]	3	3
1 yr. CMT + 1.500%,
5.000%, due 09/20/26[1]	205	204
1 yr. CMT + 1.500%,
5.000%, due 04/20/27[1]	421	420
1 yr. CMT + 1.500%,
5.000%, due 08/20/27[1]	3,280	3,275
1 yr. CMT + 1.500%,
5.000%, due 04/20/30[1]	1,356	1,359
1 yr. CMT + 1.500%,
5.000%, due 05/20/30[1]	54,976	55,266
1 yr. CMT + 1.500%,
5.000%, due 07/20/30[1]	3,079	3,099
1 yr. CMT + 1.500%,
5.000%, due 08/20/30[1]	10,178	10,192
5.500%, due 08/15/35	8,568	8,909
5.500%, due 02/15/38	728	760
5.500%, due 04/15/38	68,409	71,556
5.500%, due 05/15/38	72,777	76,153
5.500%, due 06/15/38	42,679	44,657
5.500%, due 10/15/38	189,002	197,545
5.500%, due 11/15/38	9,674	10,124
5.500%, due 12/15/38	2,222	2,323
5.500%, due 03/15/39	25,750	26,185
5.500%, due 05/15/39	17,513	18,321
5.500%, due 09/15/39	91,109	95,321
5.500%, due 01/15/40	3,385	3,507
5.500%, due 03/15/40	115,253	120,292
5.500%, due 09/20/48	11,486	11,599
1 yr. CMT + 1.500%,
5.500%, due 05/20/25[1]	29	29
1 yr. CMT + 1.500%,
5.500%, due 06/20/25[1]	81	81
1 yr. CMT + 1.500%,
5.500%, due 07/20/30[1]	2,872	2,880
1 yr. CMT + 1.500%,
5.500%, due 08/20/30[1]	818	820
1 yr. CMT + 1.500%,
5.500%, due 10/20/30[1]	2,572	2,580
6.000%, due 10/20/38	881	926
6.500%, due 02/15/29	52	53

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.500%, due 09/20/32	$518	$541
6.500%, due 01/15/36	6,863	7,025
6.500%, due 09/15/36	66,429	70,110
6.500%, due 02/15/37	1,028	1,066
6.500%, due 04/15/37	4,135	4,440
6.500%, due 01/15/38	4,575	4,863
6.500%, due 06/15/38	11,471	12,262
6.500%, due 11/15/38	1,677	1,840
6.500%, due 12/20/38	2,162	2,306
6.500%, due 08/20/54	999,900	1,021,632
9.000%, due 01/20/27	2,381	2,391
9.000%, due 09/20/30	611	623
9.000%, due 10/20/30	1,816	1,894
Government National Mortgage Association, TBA
2.000%	16,700,000	13,611,903
3.000%	20,000,000	17,709,960
4.000%	3,050,000	2,841,045
4.500%	11,360,000	10,868,430
5.000%	6,000,000	5,880,684
5.500%	2,500,000	2,495,117
Uniform Mortgage-Backed Security, TBA
1.500%	3,824,000	2,985,717
2.000%	27,150,000	21,710,871
2.500%	13,350,000	11,095,145
3.000%[6]	1,345,000	1,276,874
3.500%[6]	8,000,000	7,308,132
4.000%[6]	875,000	815,077
4.500%[6]	5,400,000	5,162,827
5.000%[6]	2,400,000	2,407,158
5.500%[6]	1,000,000	1,016,010
6.000%[6]	40,000,000	40,548,800
6.500%	11,750,000	12,089,810
7.000%	1,100,000	1,150,050
Total U.S. government agency obligations (cost—$333,455,812)		320,979,136

Short-term U.S. treasury obligations—0.5%
U.S. Treasury Bills
4.296% due 07/10/25[6,7]	374,000	370,949
4.298% due 06/26/25[6,7]	192,000	190,747
4.316% due 06/03/25[7]	269,000	267,957
Total short-term U.S. treasury obligations (cost—$829,653)		829,653

	Number of shares
Short-term investments—0.5%
Investment companies: 0.0%†
State Street Institutional U.S. Government Money Market Fund, 4.288%[7] (cost $5,654)	5,654	5,654
Total Short-term investments (cost—$835,307)		835,307

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Options Purchased: 0.0%†
Call options: 0.0%†
UMBS TBA strike @ 102.750, expires 06/05/25 (Counterparty: CITI)	1,500,000	USD	154,125,000	240
UMBS TBA strike @ 102.609, expires 06/05/25 (Counterparty: GS)	2,500,000	USD	256,523,437	628
UMBS TBA strike @ 102.617, expires 06/05/25 (Counterparty: CITI)	1,000,000	USD	102,617,188	245
UMBS TBA strike @ 102.742, expires 06/05/25 (Counterparty: GS)	1,500,000	USD	154,113,281	246
UMBS TBA strike @ 98.434, expires 07/07/25 (Counterparty: MSCI)	1,500,000	USD	147,650,391	9,102
Total Call options				10,461

Put options: 0.0%†
UMBS TBA strike @ 98.266, expires 05/06/25 (Counterparty: GS)	1,700,000	USD	167,051,563	$0
UMBS TBA strike @ 100.359, expires 05/06/25 (Counterparty: GS)	4,500,000	USD	451,617,187	187
Total Put options				187
Total options purchased				10,648
Total Options Purchased (cost—$21,000)				10,648

Swaptions Purchased: 0.1%
Call swaptions: 0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	43,631
7 Year USD SOFR Interest Rate Swap strike @ 3.081, expires 12/08/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/10/32	2,000,000	USD	2,000,000	23,724
7 Year USD SOFR Interest Rate Swap strike @ 2.750, expires 02/05/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/09/33	2,500,000	USD	2,500,000	20,738
10 Year USD SOFR Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	26,178
7 Year USD SOFR Interest Rate Swap strike @ 3.163, expires 05/06/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/08/32	900,000	USD	900,000	138
Total call swaptions				114,409

Put swaptions: 0.1%
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	686
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GS; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	854
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	120

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	$388
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/21/26	2,500,000	USD	2,500,000	54
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	73
7 Year USD SOFR Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	20,965
1 Year USD SOFR Interest Rate Swap strike @ 4.308, expires 05/14/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/16/26	12,600,000	USD	12,600,000	120
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/10/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/12/35	7,100,000	USD	7,100,000	5,439
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/11/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/15/35	3,800,000	USD	3,800,000	2,994
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: BB; pay floating rate); underlying swap terminates 09/16/26	11,200,000	USD	11,200,000	448
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/16/35	3,300,000	USD	3,300,000	2,668
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/18/35	3,300,000	USD	3,300,000	2,808
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/26/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/30/35	4,300,000	USD	4,300,000	4,434
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 10/24/25 (Counterparty: BB; pay floating rate); underlying swap terminates 10/28/26	7,500,000	USD	7,500,000	498

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 4.750, expires 10/31/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 11/04/26	4,000,000	USD	4,000,000	$486
10 Year USD SOFR Interest Rate Swap strike @ 4.250, expires 11/28/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/02/35	4,200,000	USD	4,200,000	37,219
10 Year USD SOFR Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	30,456
7 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 10/08/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 10/10/32	20,000,000	USD	20,000,000	14,358
Total put swaptions				125,068
Total Swaptions Purchased (cost—$468,004)				239,477
Total investments before investments sold short (cost—$382,757,606)—210.5%				365,883,365

	Number of shares
Investments sold short: (56.4)%
U.S. government agency obligations: (56.4)%
Government National Mortgage Association, TBA
2.500%	$(3,300,000)	(2,810,663)
Uniform Mortgage-Backed Security, TBA
3.000%	(42,250,000)	(36,636,074)
3.500%	(6,500,000)	(5,863,403)
3.500%	(11,250,000)	(10,148,580)
4.000%	(625,000)	(582,163)
4.000%	(20,875,000)	(19,445,417)
4.500%	(6,100,000)	(5,830,868)
4.500%	(800,000)	(793,927)
5.000%	(4,000,000)	(3,915,688)
5.500%	(5,150,000)	(5,134,849)
6.000%	(6,800,000)	(6,897,648)
Total U.S. government agency obligations (cost—$(97,610,339))		(98,059,280)
Total investments sold short (Proceeds—$(97,610,339))		(98,059,280)
Total investments (cost—$285,147,267)—154.1%		267,824,085
Liabilities in excess of other assets—(54.1)%		(94,022,371)
Net assets—100.0%		$173,801,714

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Reverse Repurchase Agreement: (15.8)%
Reverse repurchase agreement dated 04/11/25 with Wells Fargo, 4.480% to be repurchased 05/8/25 for $(24,681,067), collateralized by $4,911,017 Government Mortgage Association Obligation, 2.500% due 09/20/51 and $23,791,906 Federal National Mortgage Association Obligations, 3.000% to 4.500% due 09/01/42 to 08/01/53: (value -$28,702,923); (proceeds -$(24,598,416))	$(24,598,416)	$(24,598,416)
Reverse repurchase agreement dated 04/11/25 with Citigroup, Inc., 4.480% to be repurchased 05/08/25 for $(2,919,796), collateralized by $1,518,149 Government Mortgage Association Obligation, 3.500% due 03/20/48 and $1,691,190 Federal National Mortgage Association Obligation, 4.500% due 07/01/43: (value -$(3,209,339)); (proceeds -$(2,910,018))	(2,910,018)	(2,910,018)
Total Reverse Repurchase Agreement (cost—$(27,508,434))		(27,508,434)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	199,906,000	2,000,000	UMBS TBA, strike @ 99.953	BOA	05/06/25	$(2,969)	$(7)	$2,962
USD	199,891,000	2,000,000	UMBS TBA, strike @ 99.945	MSCI	05/06/25	(3,125)	(8)	3,117
USD	190,312,000	2,000,000	UMBS TBA, strike @ 95.156	GS	05/06/25	(6,875)	(132)	6,743
USD	191,344,000	2,000,000	UMBS TBA, strike @ 95.672	JPMCB	05/06/25	(6,875)	(34)	6,841

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	191,844,000	2,000,000	UMBS TBA, strike @ 95.922	JPMCB	05/06/25	$(7,187)	$(17)	$7,170
USD	383,750,000	4,000,000	UMBS TBA, strike @ 95.938	MSCI	05/06/25	(13,906)	(34)	13,872
USD	96,469,000	1,000,000	UMBS TBA, strike @ 96.469	CITI	07/07/25	(4,688)	(6,195)	(1,507)
USD	494,062,000	5,000,000	UMBS TBA, strike @ 98.813	MSCI	07/07/25	(17,187)	(22,786)	(5,599)
Total						$(62,812)	$(29,213)	$33,599

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	182,313,000	2,000,000	UMBS TBA, strike @ 91.156	GS	05/06/25	$(8,125)	$(144)	$7,981
USD	183,344,000	2,000,000	UMBS TBA, strike @ 91.672	JPMCB	05/06/25	(8,750)	(448)	8,302
USD	183,844,000	2,000,000	UMBS TBA, strike @ 91.922	JPMCB	05/06/25	(8,750)	(753)	7,997
USD	367,750,000	4,000,000	UMBS TBA, strike @ 91.938	MSCI	05/06/25	(18,750)	(1,556)	17,194
USD	255,879,000	2,500,000	UMBS TBA, strike @ 102.352	MSCI	05/06/25	(1,660)	(14)	1,646
USD	96,781,000	1,000,000	UMBS TBA, strike @ 96.781	JPMCB	05/06/25	(3,594)	(284)	3,310
USD	92,469,000	1,000,000	UMBS TBA, strike @ 92.469	CITI	07/07/25	(5,469)	(2,310)	3,159
USD	474,062,000	5,000,000	UMBS TBA, strike @ 94.813	MSCI	07/07/25	(19,531)	(10,831)	8,700
Total						$(74,629)	$(16,340)	$58,289
Total options written						$(137,441)	$(45,553)	$91,888

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	500	500,000	5 Year USD SOFR Interest Rate Swap strike @ 2.602 terminating 06/09/30	JPMCB	Pay	06/05/25	$(975)	$(280)	$695
USD	500	500,000	5 Year USD SOFR Interest Rate Swap strike @ 2.629 terminating 06/09/30	BOA	Pay	06/05/25	(1,100)	(309)	791
USD	300	300,000	5 Year USD SOFR Interest Rate Swap strike @ 2.666 terminating 06/09/30	BOA	Pay	06/05/25	(660)	(212)	448

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	800	800,000	5 Year USD SOFR Interest Rate Swap strike @ 2.676 terminating 06/09/30	BOA	Pay	06/05/25	$(1,760)	$(586)	$1,174
USD	1,000	1,000,000	10 Year USD SOFR Interest Rate Swap strike @ 3.395 terminating 07/09/35	MSCI	Pay	07/07/25	(5,325)	(7,849)	(2,524)
Total							$(9,820)	$(9,236)	$584

			Put Swaptions
USD	1,100	1,100,000	7 Year USD SOFR Interest Rate Swap strike @ 4.613 terminating 05/08/32	BOA	Pay	05/06/25	$(2,420)	$—	$2,420
USD	2,300	2,300,000	7 Year USD SOFR Interest Rate Swap strike @ 4.013 terminating 05/08/32	MSCI	Pay	05/06/25	(8,901)	(4)	8,897
Total							$(11,321)	$(4)	$11,317
Total swaptions written							$(21,141)	$(9,240)	$11,901

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
165	USD	U.S. Treasury Note 10 Year Futures	June 2025	$18,144,459	$18,516,094	$371,635
1	USD	U.S. Treasury Note 5 Year Futures	June 2025	106,329	109,195	2,866
Total				$18,250,788	$18,625,289	$374,501
Interest rate futures sell contracts:
72	USD	3 Month SOFR Futures	June 2025	$(17,270,973)	$(17,217,000)	$53,973
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	June 2025	$(3,087,520)	$(3,122,227)	$(34,707)
Total				$(20,358,493)	$(20,339,227)	$19,266
Net unrealized appreciation (depreciation)						$393,767

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	18,600	06/21/25	Annual	3.750%	1 day USD SOFR	$182,296	$170,260
USD	1,700	06/21/26	Annual	3.500	1 day USD SOFR	21,895	21,998
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	10,379	(12,831)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	125,433	14,206

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	4,400	03/20/29	Annual	4.250%	1 day USD SOFR	$(146,894)	$(41,529)
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940%	98,161	98,161
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,533,604)	(757,144)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	24,760	24,760
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	23,418	23,418
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	24,492	24,492
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	66,392	14,940
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	86,824	11,167
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	(9,315)	(9,315)
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	(9,283)	(9,283)
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	(6,143)	(6,143)
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	27,695	27,695
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(7,457)	(7,457)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(1,337)	(1,337)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	213,964	151,233
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	3,596	3,595
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	77,336	77,336
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(189,586)	(189,586)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	47,426	47,426
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	107,788	107,788
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	111,881	111,881
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	144,433	144,433
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	23,074	23,074
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	110,896	110,896
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	156,904	156,904
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	39,887	39,887
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	(8,278)	(14,278)
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	(12,484)	(12,484)
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	62,308	62,308
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	(17,366)	(17,366)
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	37,751	37,751
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	53,595	53,595
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	47,581	47,581
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	29,777	29,777
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	14,926	14,926
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	102,354	102,353
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	(62,296)	(146,693)
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	1,274	1,274
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	119,567	119,567
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	974,014	272,293
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	67,775	41,378
USD	4,000	06/15/32	Annual	2.552	1 day USD SOFR	311,061	311,061
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250	(42,968)	36,508
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	95,466	95,466
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	116,272	116,272
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	36,878	36,878
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	66,662	10,392
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	7,672	7,672
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	5,564	5,564

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510%	$(1,444)	$(1,444)
USD	700	06/08/33	Annual	3.260%	1 day USD SOFR	22,716	22,716
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(52,119)	97,964
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	(21,169)	(259,107)
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	(8,947)	31,830
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	74,586	(66,432)
USD	2,400	06/18/35	Annual	3.250	1 day USD SOFR	78,380	(22,230)
USD	2,000	12/20/53	Annual	3.500	1 day USD SOFR	208,052	91,566
USD	600	06/20/54	Annual	3.500	1 day USD SOFR	40,145	6,582
USD	1,000	12/18/54	Annual	3.500	1 day USD SOFR	60,346	71,877
USD	5,900	05/30/25	At Maturity	5.000	1 day USD SOFR	(13,643)	(13,643)
USD	8,500	06/18/25	At Maturity	5.000	1 day USD SOFR	(18,389)	(18,389)
USD	8,900	05/04/25	Quarterly	1.500	1 day USD SOFR	34,470	34,470
Total						$2,235,400	$1,558,480

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$13,696,857	$82,545	$13,779,402
Mortgage-backed securities	—	30,039,395	—	30,039,395
U.S. government agency obligations	—	320,979,136	—	320,979,136
Short-term investments	—	5,654	—	5,654
Short-term U.S. treasury obligations	—	829,653	—	829,653
Options purchased	—	10,648	—	10,648
Swaptions Purchased	—	239,477	—	239,477
Futures contracts	428,474	—	—	428,474
Swap agreements	—	4,398,122	—	4,398,122
Total	$428,474	$370,198,942	$82,545	$370,709,961

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(98,059,280)	$—	$(98,059,280)
Reverse Repurchase Agreement	—	(27,508,434)	—	(27,508,434)
Options written	—	(45,553)	—	(45,553)
Swaptions written	—	(9,240)	—	(9,240)
Futures contracts	(34,707)	—	—	(34,707)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Swap agreements	$—	$(2,162,722)	$—	$(2,162,722)
Total	$(34,707)	$(127,785,229)	$—	$(127,819,936)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,354,786, represented 8.3% of the Portfolio’s net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Zero coupon bond.
6	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
7	Rate shown reflects yield at April 30, 2025.
8	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—20.3%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$783,585
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,308,495
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.620%, due 01/20/36[1,2]	1,730,000	1,744,302
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,655,411
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,349,403	1,350,647
Business Jet Securities LLC,
Series 2024-2A, Class A,
5.364%, due 09/15/39[1]	1,114,788	1,107,038
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[1]	1,117,052	1,110,391
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	882,750	894,613
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[1]	850,345	851,462
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[1]	1,830,000	1,908,447
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR + 1.214%,
5.541%, due 07/25/51[1,2]	39,224	38,901
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	52,558	46,775
Series 2021-C, Class A1,
1 mo. USD Term SOFR + 1.014%,
5.341%, due 07/26/55[1,2]	163,713	161,448
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	72,504	65,916
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	82,467	74,458
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,349,368
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	995,000	973,213

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[1,3]	$827,925	$829,651
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	43,743	40,279
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	152,982	121,590
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	85,345	66,870
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	200,797
Series 2024-2A, Class A,
4.470%, due 02/21/34[1]	1,280,000	1,268,595
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	173,111
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	138,300	121,469
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR + 1.164%,
5.486%, due 12/15/59[1,2]	89,138	89,031
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	86,409
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	38,328	35,010
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate + -1.990%,
5.510%, due 04/15/60[1,2]	192,527	190,432
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	6,681	6,655
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	265,059	246,585
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR + 0.894%,
5.214%, due 04/20/62[1,2]	375,643	373,614
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR + 0.854%,
5.174%, due 04/20/62[1,2]	240,604	239,295

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	$1,150,000	$1,079,883
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,758,296
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,097,172
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	418,160	419,069
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[1]	1,090,000	1,106,156
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	1,198,657	1,204,501
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,823,116	1,846,721
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR + 1.364%,
5.691%, due 07/25/51[1,2]	71,318	71,249
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	232,074
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[1]	1,490,000	1,513,852
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,359,465
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,200,000	2,259,076
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	113,100	111,995
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR + 4.864%,
9.186%, due 10/15/41[1,2]	272,238	285,829

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD Term SOFR + 0.864%,
5.186%, due 10/15/35[1,2]	$18,969	$18,932
Series 2018-A, Class A2B,
1 mo. USD Term SOFR + 0.914%,
5.236%, due 02/15/36[1,2]	97,482	97,421
Series 2018-C, Class A2B,
1 mo. USD Term SOFR + 0.864%,
5.186%, due 11/15/35[1,2]	138,897	138,574
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR + 0.844%,
5.166%, due 01/15/53[1,2]	337,578	334,733
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	71,196	68,775
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	107,561	98,342
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	8,214	8,172
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	57,497	53,873
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	740,000	741,596
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	1,000,450	924,612
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[1]	131,667	131,862
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	1,070,000	1,079,452
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	509,588	530,588
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[1]	790,000	793,592
Total asset-backed securities (cost—$40,153,161)		40,879,725

Corporate bonds—41.8%
Agriculture: 0.4%
Cargill, Inc.
5.125%, due 10/11/32[1]	810,000	819,261

Airlines: 0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	37,363	34,895

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	$77,179	$72,531
Series 2016-1, Class AA,
3.575%, due 01/15/28	41,697	40,167
Series 2017-1, Class AA,
3.650%, due 02/15/29	25,215	24,029
Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	47,510	44,493
United Airlines Pass-Through Trust
Series 2019-2, Class AA,
2.700%, due 05/01/32	39,121	34,655
Series 2015-1, Class AA,
3.450%, due 12/01/27	27,683	26,756
Series 2018-1, Class AA,
3.500%, due 03/01/30	13,606	12,821
Series 2019-1, Class AA,
4.150%, due 08/25/31	49,319	47,371
		337,718
Banks: 14.5%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	1,500,000	1,506,911
5.398%, due 11/29/27[1]	1,260,000	1,294,336
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	830,471
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,381,891
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,089,047
BNP Paribas SA
0.000%, due 05/09/31[2]	600,000	599,030
Comerica Bank
4.000%, due 07/27/25	800,000	796,044
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	1,210,135
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	24,916
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,959,574
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,627,147
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	962,053
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	642,909

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Huntington National Bank
5.650%, due 01/10/30	$1,240,000	$1,279,442
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	784,020
KeyBank NA
5.850%, due 11/15/27	1,080,000	1,109,138
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,420,000	1,397,809
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	693,193
Morgan Stanley
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	885,000	947,677
NatWest Group PLC
1 day USD SOFR + 1.300%,
5.661%, due 11/15/28[2]	940,000	941,618
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,030,000	1,044,266
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,4]	775,000	728,881
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	855,000	857,556
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	782,794
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[1]	680,000	701,227
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	575,719
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,362,908
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	580,000	606,480
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,525,000	1,369,260
		29,106,452
Chemicals: 0.4%
Olin Corp.
6.625%, due 04/01/33[1]	885,000	839,734

Commercial services: 1.0%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,487,399
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[1,5]	625,000	623,563
		2,110,962

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services: 2.9%
Acadian Asset Management, Inc.
4.800%, due 07/27/26	$585,000	$572,357
Ally Financial, Inc.
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,005,000	1,043,096
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[1]	1,410,000	1,483,353
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,405,669
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	161,186
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,245,661
		5,911,322
Electric: 2.7%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,215,693
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	1,054,704
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[2,4]	1,360,000	1,274,719
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	199,914
Southern California Edison Co.
5.950%, due 11/01/32	585,000	595,994
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[1,5]	1,020,000	1,017,852
		5,358,876
Energy-Alternate Sources: 1.0%
XPLR Infrastructure LP
0.000%, due 11/15/25[1,6]	615,000	584,403
2.500%, due 06/15/26[1,5]	1,490,000	1,404,724
		1,989,127
Food: 0.4%
Mars, Inc.
5.000%, due 03/01/32[1]	795,000	801,371

Gas: 0.4%
Southern California Gas Co.
5.050%, due 09/01/34	850,000	841,466

Insurance: 8.9%
American National Global Funding
5.550%, due 01/28/30[1]	355,000	362,884
American National Group, Inc.
5.750%, due 10/01/29	222,000	225,619
Athene Global Funding
4.721%, due 10/08/29[1]	675,000	669,246
Athene Holding Ltd.
6.650%, due 02/01/33	580,000	615,738
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,280,000	1,294,198

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[1]	$425,000	$419,716
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,655,000	1,587,690
Enstar Group Ltd.
4.950%, due 06/01/29	695,000	691,059
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[1,2]	600,000	601,662
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,203,914
Global Atlantic Fin Co.
7.950%, due 06/15/33[1]	1,065,000	1,180,380
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[1,2]	395,000	401,130
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	845,000	839,245
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[1,2]	800,000	808,252
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	1,645,000	1,678,858
SiriusPoint Ltd.
7.000%, due 04/05/29	795,000	824,149
Stewart Information Services Corp.
3.600%, due 11/15/31	1,030,000	924,282
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	2,600,000	2,558,387
		17,886,409
Investment companies: 3.7%
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[5]	440,000	441,000
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	201,309
7.300%, due 11/27/28	1,525,000	1,613,416
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	710,000	735,805
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[1]	395,000	392,105
FS KKR Capital Corp.
7.875%, due 01/15/29	1,830,000	1,914,660
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34[1]	1,085,000	1,041,838
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[5]	1,060,000	1,077,638
		7,417,771
Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 03/01/31[1]	1,005,000	1,035,100

Oil & gas: 0.5%
Sunoco LP
7.000%, due 05/01/29[1]	915,000	940,769

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts: 2.7%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	$1,790,000	$1,683,048
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,469,695
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,353,201
		5,505,944
Retail: 0.4%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1,5]	865,000	805,566

Semiconductors: 0.7%
ams-OSRAM AG
12.250%, due 03/30/29[1,5]	1,400,000	1,418,599

Telecommunications: 0.5%
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[1]	1,050,000	982,242
Total corporate bonds (cost—$82,432,355)		84,108,689

Loan assignments—14.2%
Aerospace & defense: 0.4%
Propulsion BC Finco SARL
3 mo. USD Term SOFR + 3.250%,
7.549%, due 09/14/29[2]	864,029	863,623

Agriculture: 0.3%
A-AG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
9.299%, due 10/31/31[2]	525,000	519,750

Airlines: 0.5%
United Airlines, Inc.
3 mo. USD Term SOFR + 2.000%,
6.275%, due 02/22/31[2]	976,195	972,231

Chemicals: 0.5%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.811%, due 08/18/28[2]	1,012,572	972,707

Commercial services: 1.4%
Priority Holdings LLC
1 mo. USD Term SOFR + 4.750%,
9.072%, due 05/16/31[2]	1,043,546	1,038,328
System One Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.049%, due 03/02/28[2]	1,712,500	1,708,218
		2,746,546
Distribution/wholesale: 0.2%
Gloves Buyer, Inc.
0.000%, due 01/17/32[7]	530,000	505,090

Electric: 0.7%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.572%, due 04/03/28[2]	1,514,312	1,490,341

Environmental control: 0.9%
MIP V Waste Holdings LLC
6 mo. USD Term SOFR + 3.000%,
7.237%, due 12/08/28[2]	1,109,269	1,108,581

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Environmental control—(continued)
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 3.500%,
7.799%, due 10/24/31[2]	$622,000	$621,739
		1,730,320
Health care products: 0.8%
Medline Borrower LP
1 mo. USD Term SOFR + 2.250%,
6.572%, due 10/23/28[2]	1,101,368	1,093,218
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 3.250%,
7.549%, due 05/30/31[2]	616,900	614,204
		1,707,422
Healthcare-services: 1.0%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
6.049%, due 01/02/31[2]	987,525	986,044
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.030%, due 12/31/30[2]	136,765	134,713
3 mo. USD Term SOFR + 4.600%,
9.141%, due 12/31/30[2]	1,133,690	895,615
		2,016,372
Home Furnishings: 0.9%
Whirlpool Corp.
1 mo. USD Term SOFR + 1.250%,
5.672%, due 09/23/25[2,3,8]	1,855,000	1,852,681

Internet: 0.9%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
7.561%, due 11/12/27[2]	523,633	521,345
LendingTree, Inc.
1 mo. USD Term SOFR + 4.000%,
8.436%, due 09/15/28[2]	1,216,847	1,203,157
		1,724,502
Media: 0.5%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.828%, due 08/16/31[2]	1,064,650	1,060,658

Oil & gas: 0.2%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 2.000%,
6.321%, due 02/11/30[2]	375,000	368,438

Pharmaceuticals: 0.4%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.572%, due 05/05/28[2]	833,377	829,952

Pipelines: 2.4%
AL NGPL Holdings LLC
3 mo. USD Term SOFR + 2.500%,
6.785%, due 04/13/28[2]	1,111,319	1,107,851
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 3.000%,
7.299%, due 10/31/28[2]	996,238	993,000

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Pipelines—(continued)
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.000%,
7.299%, due 09/18/31[2]	$1,596,000	$1,574,550
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.822%, due 02/22/30[2]	1,155,344	1,152,167
		4,827,568
Real estate investment trusts: 0.4%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 2.250%,
6.572%, due 11/18/27[2]	747,854	745,985

Software: 0.5%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.549%, due 07/06/29[2]	1,135,668	943,718

Telecommunications: 0.8%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
7.822%, due 12/11/26[2]	299,007	296,579
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.572%, due 09/20/30[2]	1,078,340	1,067,729
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
10.322%, due 06/01/28[2]	314,483	312,911
		1,677,219
Transportation: 0.5%
Stonepeak Nile Parent LLC
0.000%, due 04/09/32[7]	985,000	966,738
Total loan assignments (cost—$29,056,938)		28,521,861

Mortgage-backed securities—11.3%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	426,921
BAHA Trust,
Series 2024-MAR, Class B,
7.069%, due 12/10/41[1,2]	1,090,000	1,114,104
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	211,918
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	84,502
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	180,253
Series 2019-B15, Class C,
3.831%, due 12/15/72[2]	111,000	87,223
Series 2022-B35, Class A5,
4.591%, due 05/15/55[2]	270,000	258,895

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A,
1 mo. USD Term SOFR + 0.803%,
5.125%, due 10/15/38[1,2]	$127,955	$127,315
Series 2021-CIP, Class A,
1 mo. USD Term SOFR + 1.035%,
5.358%, due 12/15/38[1,2]	196,970	196,231
BX Trust,
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	2,033,582
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	89,896
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	286,768
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[1,2]	880,000	907,402
COMM Mortgage Trust,
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	20,997	20,965
CRSO Trust
7.913%, due 07/10/28[2]	880,000	918,389
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	660,000	681,324
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD Term SOFR + 1.194%,
5.517%, due 07/15/38[1,2]	352,387	351,947
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K121, Class X1, IO,
1.113%, due 10/25/30[2]	1,169,647	51,341
Series KL06, Class XFX, IO,
1.465%, due 12/25/29[2]	715,530	29,166
Series K142, Class A2,
2.400%, due 03/25/32	385,000	340,567
Series K144, Class A2,
2.450%, due 04/25/32	270,000	239,022
Series K145, Class A2,
2.580%, due 05/25/32	605,000	539,215
Series KC02, Class A2,
3.370%, due 07/25/25	284,209	283,048
Federal Home Loan Mortgage Corp. Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	154,815

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value

Mortgage-backed securities—(continued)
Federal National Mortgage Association-ACES,
Series 2022-M5, Class A3,
2.425%, due 01/01/34[2]	$325,000	$273,753
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	153,219	149,516
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.672%, due 03/15/42[1,2]	1,310,000	1,291,987
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A,
1 mo. USD Term SOFR + 1.164%,
5.487%, due 04/15/38[1,2]	85,041	84,881
Series 2022-ACB, Class A,
30 day USD SOFR Average + 1.400%,
5.745%, due 03/15/39[1,2]	360,000	359,775
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR + 1.070%,
5.392%, due 12/15/34[1,2]	100,000	99,455
Series 2021-W10, Class B,
1 mo. USD Term SOFR + 1.370%,
5.692%, due 12/15/34[1,2]	370,000	365,549
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[2]	520,000	518,782
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.727%, due 03/15/39[1,2]	2,000,000	1,997,500
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[1,2]	2,050,000	2,092,166
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	2,054,267
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[1]	870,000	889,698
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	132,211
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	439,024

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.405%, due 11/15/27[1,2]	$2,330,000	$2,324,175
Total mortgage-backed securities (cost—$22,708,793)		22,687,548

Municipal bonds—0.4%
California: 0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds,
6.574%, due 07/01/45	145,000	151,212
State of California, GO Bonds,
7.550%, due 04/01/39	70,000	84,526
		235,738
Michigan: 0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	69,121

Minnesota: 0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	63,627

New Jersey: 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	114,029
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	18,427
		132,456
New York: 0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series C,
2.052%, due 03/15/30	120,000	108,445
Series C,
2.152%, due 03/15/31	165,000	146,043
		254,488
Texas: 0.1%
City of Houston TX, GO Bonds,
3.961%, due 03/01/47	85,000	71,123
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	37,283
		108,406
Total municipal bonds (cost—$1,040,171)		863,836

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Preferred stocks: 2.2%
Capital markets: 1.1%
CION Investment Corp.	$36,000	$894,600
Trinity Capital, Inc.	50,000	1,262,000
		2,156,600
Mortgage real estate investment: 1.1%
Ellington Financial, Inc.[2,4] Series C	93,400	2,300,442
Total preferred stocks (cost—$4,485,000)		4,457,042

	Face amount
U.S. Treasury obligations: 6.5%
U.S. Treasury Bonds
1.375% due 08/15/50	6,450,000	3,216,685
3.625% due 02/15/53	1,775,000	1,469,090
3.875% due 02/15/43	2,125,000	1,923,291
U.S. Treasury Notes
3.500% due 09/30/29	2,445,000	2,426,185
3.875% due 08/15/34	1,125,000	1,101,973
4.125% due 02/28/27	1,500,000	1,512,656
4.125% due 07/31/31	1,350,000	1,368,352
Total U.S. Treasury obligations (cost—$13,576,540)		13,018,232

Short-term U.S. treasury obligations—1.2%
U.S. Treasury Bills
4.139% due 10/09/25[9]	1,200,000	1,178,176
4.316% due 07/17/25[9]	1,250,000	1,238,820
Total short-term U.S. treasury obligations (cost—$2,417,383)		2,416,996

	Number of shares
Short-term investments—3.6%
Investment companies: 2.4%
State Street Institutional U.S. Government Money Market Fund, 4.288%[9] (cost $4,961,428)	4,961,428	4,961,428
Total Short-term investments (cost—$7,378,811)		7,378,424

Investment of cash collateral from securities loaned—2.9%
Money market funds: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[9] (cost—$5,805,138)	5,805,138	5,805,138
Total investments (cost—$206,636,907)[10]—103.2%		207,720,495
Liabilities in excess of other assets—(3.2)%		(6,508,264)
Net assets—100.0%		$201,212,231

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
93	USD	U.S. Long Bond Futures	June 2025	$10,762,415	$10,846,125	$83,710
135	USD	U.S. Treasury Note 10 Year Futures	June 2025	14,809,208	15,149,531	340,323
12	USD	U.S. Treasury Note 2 Year Futures	June 2025	2,470,529	2,497,781	27,252

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

153	USD	Ultra U.S. Treasury Bond Futures	June 2025	$18,539,703	$18,517,781	$(21,922)
247	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	27,620,236	28,339,391	719,155
Total				$74,202,091	$75,350,609	$1,148,518
U.S. Treasury futures sell contracts:
145	USD	U.S. Treasury Note 5 Year Futures	June 2025	(15,527,104)	(15,833,320)	$(306,216)
Total				$(15,527,104)	$(15,833,320)	$(306,216)
Net unrealized appreciation (depreciation)						$842,302

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Preferred stocks	$4,457,042	$—	$—	$4,457,042
Asset-backed securities	—	40,879,725	—	40,879,725
Corporate bonds	—	84,108,689	—	84,108,689
Loan assignments	—	26,669,180	1,852,681	28,521,861
Mortgage-backed securities	—	22,687,548	—	22,687,548
Municipal bonds	—	863,836	—	863,836
U.S. Treasury obligations	—	13,018,232	—	13,018,232
Short-term investments	—	4,961,428	—	4,961,428
Short-term U.S. treasury obligations	—	2,416,996	—	2,416,996
Investment of cash collateral from securities loaned	—	5,805,138	—	5,805,138
Futures contracts	1,170,440	—	—	1,170,440
Total	$5,627,482	$201,410,772	$1,852,681	$208,890,935

Liabilities
Futures contracts	$(328,138)	$—	$—	$(328,138)
Total	$(328,138)	$—	$—	$(328,138)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $93,186,127, represented 46.3% of the Portfolio’s net assets at period end.

2	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Perpetual investment. Date shown reflects the next call date.
5	Security, or portion thereof, was on loan at the period end.
6	Zero coupon bond.
7	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
9	Rate shown reflects yield at April 30, 2025.
10	Includes $6,379,200 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,805,138 and non-cash collateral of $705,723.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—15.0%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR + 0.404%,
5.021%, due 07/25/34[2]	216,050	$211,780
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	1,010,412
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	3,011,081
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D,
6.315%, due 05/17/32[3]	167,346	169,049
Series 2024-B, Class E,
6.678%, due 09/15/32[3]	201,359	201,432
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.620%, due 01/20/36[2,3]	2,270,000	2,288,766
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C,
6.180%, due 10/20/27[3]	135,000	135,523
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	2,145,904
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D,
30 day USD SOFR Average + 2.750%,
7.104%, due 06/25/47[2,3]	15,904	16,209
Series 2024-EDU1, Class C,
30 day USD SOFR Average + 1.800%,
6.154%, due 06/25/47[2,3]	36,830	36,608
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	1,804,345	1,806,008
Blue Stream Issuer LLC,
Series 2024-1A, Class A2,
5.408%, due 11/20/54[3]	104,000	104,083
BMW Vehicle Owner Trust,
Series 2025-A, Class A2A,
4.430%, due 10/25/27	195,000	195,028
Business Jet Securities LLC,
Series 2024-1A, Class B,
6.924%, due 05/15/39[3]	85,093	86,153
Series 2024-1A, Class A,
6.197%, due 05/15/39[3]	99,559	100,841
Series 2024-2A, Class A,
5.364%, due 09/15/39[3]	1,445,446	1,435,396
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[3]	1,443,271	1,434,664

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3]	1,157,383	$1,172,938
Castlelake Aircraft Structured Trust,
Series 2025-1A, Class B,
6.504%, due 02/15/50[3]	246,691	247,423
CCG Receivables Trust,
Series 2024-1, Class C,
5.220%, due 03/15/32[3]	100,000	101,113
Series 2025-1, Class C,
4.890%, due 10/14/32[3]	100,000	100,074
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.074%,
5.401%, due 06/25/34[2]	177,758	179,188
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[3]	1,079,938	1,081,356
Cloud Capital Holdco LP,
Series 2024-1A, Class A2,
5.781%, due 11/22/49[3]	121,000	121,297
Series 2024-2A, Class A2,
5.923%, due 11/22/49[3]	78,000	77,240
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[3]	2,360,000	2,461,166
Compass Datacenters Issuer II LLC,
Series 2024-1A, Class B,
7.000%, due 02/25/49[3]	102,000	104,025
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[3]	3,050,000	3,115,466
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C, Class B,
6.780%, due 01/20/31[3]	85,907	87,222
Series 2024-1C, Class A,
6.050%, due 01/20/31[3]	85,907	87,333
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	58,000	56,419
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,256,863
Dell Equipment Finance Trust,
Series 2024-1, Class C,
5.730%, due 03/22/30[3]	100,000	101,360
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR + 0.934%,
5.256%, due 09/15/29[2]	22,573	21,856

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[3]	1,074,331	$1,076,571
ELFI Graduate Loan Program LLC,
Series 2024-A, Class A,
5.560%, due 08/25/49[3]	85,455	86,853
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR + 0.594%,
4.921%, due 10/25/36[2]	934,231	603,503
Foundation Finance Trust,
Series 2024-2A, Class D,
6.590%, due 03/15/50[3]	100,000	101,481
Series 2025-1A, Class A,
4.950%, due 04/15/50[3]	98,089	98,363
Frontier Issuer LLC,
Series 2023-1, Class A2,
6.600%, due 08/20/53[3]	139,000	141,191
Series 2024-1, Class B,
7.020%, due 06/20/54[3]	140,000	145,085
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30 day USD SOFR Average + 1.900%,
6.250%, due 01/19/39[2,3]	271,355	271,355
GLS Auto Receivables Issuer Trust,
Series 2024-1A, Class D,
5.950%, due 12/17/29[3]	61,000	62,058
Series 2025-1A, Class A2,
4.680%, due 12/15/27[3]	273,000	272,911
GLS Auto Select Receivables Trust,
Series 2024-4A, Class D,
5.280%, due 10/15/31[3]	34,000	33,596
Series 2024-4A, Class C,
4.750%, due 11/15/30[3]	33,000	32,885
Series 2025-1A, Class C,
5.260%, due 03/15/31[3]	38,000	38,498
Series 2025-1A, Class B,
5.040%, due 02/15/31[3]	32,000	32,436
GM Financial Automobile Leasing Trust,
Series 2025-1, Class A2A,
4.540%, due 05/20/27	209,000	209,301
Gracie Point International Funding LLC,
Series 2024-1A, Class A,
90 day USD SOFR Average + 1.700%,
6.122%, due 03/01/28[2,3]	108,000	107,506
GreenSky Home Improvement Issuer Trust,
Series 2025-1A, Class C,
5.690%, due 03/25/60[3]	100,000	100,273

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.721%, due 06/25/36[2]	383,467	$373,806
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%,
6.047%, due 04/20/37[2,3]	580,491	580,127
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	38,255	37,707
Series 2022-2A, Class B,
4.740%, due 01/25/37[3]	41,482	41,272
Series 2024-1B, Class C,
6.620%, due 09/15/39[3]	36,547	37,293
Series 2024-1B, Class B,
5.990%, due 09/15/39[3]	15,663	15,965
Series 2024-2A, Class C,
5.990%, due 03/25/38[3]	94,567	95,926
Honda Auto Receivables Owner Trust,
Series 2025-1, Class A2,
4.530%, due 08/23/27	294,000	294,369
HPEFS Equipment Trust,
Series 2024-2A, Class D,
5.820%, due 04/20/32[3]	114,000	115,946
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1,
6.153%, due 05/20/32[3]	165,486	167,553
Island Finance Trust,
Series 2025-1A, Class A,
6.540%, due 03/19/35[3]	100,000	101,597
JP Morgan Mortgage Trust,
Series 2023-HE3, Class M1,
30 day USD SOFR Average + 2.100%,
6.450%, due 05/25/54[2,3]	95,000	95,430
Series 2024-HE1, Class M2,
30 day USD SOFR Average + 2.400%,
6.750%, due 08/25/54[2,3]	36,000	36,250
Series 2024-HE1, Class M1,
30 day USD SOFR Average + 2.000%,
6.350%, due 08/25/54[2,3]	47,000	47,219
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%,
5.769%, due 02/17/39[2,3]	460,883	459,729
Kubota Credit Owner Trust,
Series 2025-1A, Class A2,
4.610%, due 12/15/27[3]	212,000	212,654
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.470%, due 02/21/34[3]	1,640,000	1,625,388

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR + 1.414%,
5.736%, due 11/15/38[2,3]	322,308	$321,074
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD Term SOFR + 1.614%,
5.933%, due 11/22/38[2,3]	132,260	132,169
MetroNet Infrastructure Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/20/52[3]	173,643	177,017
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR + 1.350%,
5.669%, due 02/19/37[2,3]	486,362	484,780
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR + 0.819%,
5.146%, due 12/25/34[2]	118,714	114,933
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	73,286	72,529
Series 2023-2A, Class C,
7.060%, due 11/20/40[3]	65,130	67,272
Series 2024-2A, Class C,
4.920%, due 03/20/42[3]	87,195	85,128
Series 2024-2A, Class B,
4.580%, due 03/20/42[3]	108,993	107,162
Series 2025-1A, Class B,
5.210%, due 09/22/42[3,4]	120,000	120,738
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	187,885	165,429
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	137,119	122,062
Series 2021-GA, Class A,
1.580%, due 04/15/70[3]	151,559	136,245
Series 2024-A, Class A,
5.660%, due 10/15/72[3]	187,592	191,431
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,408,542

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[3]	2,250,000	$2,273,659
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[3]	1,460,000	1,469,607
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	558,718	559,933
NRM FNT1 Excess LLC,
Series 2024-FNT1, Class A,
7.398%, due 11/25/31[2,3]	118,358	119,284
OBX Trust,
Series 2025-HE1, Class M1,
30 day USD SOFR Average + 1.900%,
6.254%, due 02/25/55[2,3]	100,000	99,453
Series 2025-HE1, Class A1,
30 day USD SOFR Average + 1.600%,
5.954%, due 02/25/55[2,3]	113,742	113,336
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[3]	1,410,000	1,430,899
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	1,578,356	1,586,051
OWN Equipment Fund I LLC,
Series 2024-2M, Class B,
6.430%, due 12/20/32[3]	127,818	129,106
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	2,369,126	2,399,800
Pagaya AI Debt Trust,
Series 2024-3, Class A,
6.258%, due 10/15/31[3]	201,576	203,332
PEAC Solutions Receivables LLC,
Series 2025-1A, Class A2,
4.940%, due 10/20/28[3]	100,000	100,148
PFS Financing Corp.,
Series 2025-B, Class A,
4.850%, due 02/15/30[3]	100,000	101,160
Prestige Auto Receivables Trust,
Series 2021-1A, Class D,
2.080%, due 02/15/28[3]	179,000	174,635
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[3]	1,920,000	1,950,735
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,776,235

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	$3,080,558
Series 2023-5, Class A2,
6.310%, due 07/15/27	17,205	17,216
Series 2024-1, Class C,
5.450%, due 03/15/30	50,000	50,531
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR + 0.909%,
1.981%, due 03/25/35[2]	40,159	35,952
Series 2006-1, Class M1,
1 mo. USD Term SOFR + 0.579%,
4.906%, due 03/25/36[2]	589,435	570,439
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C,
5.510%, due 01/20/32[3]	68,000	69,192
Series 2024-1A, Class A2,
5.350%, due 06/21/27[3]	99,449	99,536
Series 2025-1A, Class A2,
4.650%, due 05/22/28[3]	320,000	319,759
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	33,639	32,667
Series 2021-2A, Class B,
1.800%, due 09/20/38[3]	14,254	13,888
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	65,981	65,685
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	52,314	54,091
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	58,544	60,418
Series 2024-1A, Class C,
5.940%, due 01/20/43[3]	57,968	58,735
Series 2024-2A, Class C,
5.830%, due 06/20/41[3]	73,499	74,163
Series 2024-3A, Class C,
5.320%, due 08/20/41[3]	154,588	154,315
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	138,583
Sotheby's Artfi Master Trust,
Series 2024-1A, Class A1,
6.430%, due 12/22/31[3]	171,000	172,629

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[3]	950,000	$952,049
Series 2023-3A, Class A2,
5.900%, due 10/25/48[3]	124,000	125,404
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,343,742	1,241,880
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	5,491	5,470
Subway Funding LLC,
Series 2024-1A, Class A2I,
6.028%, due 07/30/54[3]	99,500	100,633
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[3]	170,000	170,252
Towd Point Mortgage Trust,
Series 2024-CES1, Class A1B,
6.049%, due 01/25/64[2,3]	73,498	73,846
Series 2024-CES1, Class A1A,
5.848%, due 01/25/64[2,3]	106,572	106,987
Series 2024-CES2, Class A1A,
6.125%, due 02/25/64[2,3]	165,429	166,760
Trafigura Securitisation Finance PLC,
Series 2024-1A, Class B,
7.290%, due 11/15/27[3]	200,000	200,872
TRTX Issuer Ltd.,
Series 2025-FL6, Class A,
1 mo. USD Term SOFR + 1.537%,
5.873%, due 09/18/42[2,3]	130,000	127,481
U.S. Bank NA,
Series 2023-1, Class B,
6.789%, due 08/25/32[3]	103,211	104,556
Series 2025-SUP1, Class C,
30 day USD SOFR Average + 1.900%,
6.254%, due 02/25/32[2,3]	234,044	232,661
U.S. Small Business Administration,
Series 2005-20H, Class 1,
5.110%, due 08/01/25	5,072	5,069
Series 2007-20D, Class 1,
5.320%, due 04/01/27	61,694	61,401
Uniti Fiber ABS Issuer LLC,
Series 2025-1A, Class B,
6.369%, due 04/20/55[3]	115,000	117,235
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[3]	1,370,000	1,382,103
Volofin Finance DAC,
Series 2024-1A, Class A,
5.935%, due 06/15/37[3]	217,458	219,041

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Westlake Automobile Receivables Trust,
Series 2025-1A, Class D,
5.540%, due 11/15/30[3]	116,000	$116,667
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	668,312	695,854
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[3]	1,010,000	1,014,593
Ziply Fiber Issuer LLC,
Series 2024-1A, Class B,
7.810%, due 04/20/54[3]	155,000	161,226
Total asset-backed securities
(cost—$61,852,416)		63,157,654

Corporate bonds—46.0%
Aerospace & defense: 0.5%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[3]	20,000	20,474
Boeing Co.
2.196%, due 02/04/26	100,000	97,977
2.700%, due 02/01/27	100,000	96,610
2.750%, due 02/01/26	300,000	294,902
3.450%, due 11/01/28	200,000	191,147
5.805%, due 05/01/50	275,000	257,761
5.930%, due 05/01/60	100,000	92,234
Goat Holdco LLC
6.750%, due 02/01/32[3]	105,000	102,638
Rolls-Royce PLC
5.750%, due 10/15/27[3]	200,000	204,567
RTX Corp.
5.750%, due 11/08/26	100,000	101,915
TransDigm, Inc.
4.625%, due 01/15/29	10,000	9,618
6.375%, due 03/01/29[3]	70,000	71,310
6.625%, due 03/01/32[3]	35,000	35,852
6.875%, due 12/15/30[3]	415,000	427,596
7.125%, due 12/01/31[3]	10,000	10,394
		2,014,995
Agriculture: 0.4%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	213,768
Cargill, Inc.
5.125%, due 10/11/32[3,5]	1,085,000	1,097,405
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	197,519
5.875%, due 07/01/34[3]	200,000	202,915
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, due 04/20/35[3]	30,000	30,872
		1,742,479
Airlines: 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA,
3.200%, due 06/15/28	188,850	179,400
Series 2015-2, Class AA,
3.600%, due 09/22/27	172,084	166,730

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
JetBlue Pass-Through Trust
Series 2019-1, Class A,
2.950%, due 05/15/28		230,501	$211,737
Spirit Airlines Pass-Through Trust
Series 2015-1A,
4.100%, due 04/01/28[6]		49,081	44,888
			602,755
Apparel: 0.1%
Birkenstock Financing SARL
5.250%, due 04/30/29[7]	EUR	100,000	114,418
Tapestry, Inc.
5.500%, due 03/11/35		105,000	102,261
			216,679
Auto manufacturers: 0.8%
BMW U.S. Capital LLC
5.050%, due 03/21/30[3,5]		200,000	202,357
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]		200,000	192,217
Ford Motor Credit Co. LLC
3.375%, due 11/13/25		200,000	197,663
5.800%, due 03/05/27		200,000	198,838
6.500%, due 02/07/35		200,000	193,564
General Motors Financial Co., Inc.
5.625%, due 04/04/32		140,000	138,925
Hyundai Capital America
5.150%, due 03/27/30[3,5]		100,000	99,880
5.250%, due 01/08/27[3]		200,000	201,384
5.950%, due 09/21/26[3]		100,000	101,553
Mercedes-Benz Finance North America LLC
4.750%, due 03/31/28[3]		200,000	200,803
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[3]		100,000	96,108
2.750%, due 03/09/28[3]		200,000	182,192
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		200,000	198,062
4.810%, due 09/17/30[3]		200,000	184,815
Volkswagen Bank GmbH
2.500%, due 07/31/26[7]	EUR	700,000	792,488
			3,180,849
Auto parts & equipment: 0.0%†
Adient Global Holdings Ltd.
8.250%, due 04/15/31[3]		10,000	9,900
ZF Europe Finance BV
3.000%, due 10/23/29[7]	EUR	100,000	97,425
ZF North America Capital, Inc.
6.875%, due 04/23/32[3]		50,000	43,884
			151,209
Banks: 12.9%
ABN AMRO Bank NV
(fixed, converts to FRN on 12/03/34),
5.515%, due 12/03/35[2,3]		200,000	201,281
(fixed, converts to FRN on 10/13/25),
6.575%, due 10/13/26[2,3]		200,000	201,459

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	$1,707,833
5.398%, due 11/29/27[3]	1,680,000	1,725,781
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 01/14/32),
7.750%, due 01/14/32[2,8]	200,000	195,728
Banco Mercantil del Norte SA
(fixed, converts to FRN on 05/20/35),
8.750%, due 05/20/35[2,3,8]	15,000	14,880
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29[3]	10,000	10,125
Banco Santander SA
4.379%, due 04/12/28	200,000	198,804
(fixed, converts to FRN on 05/12/27),
4.750%, due 11/12/26[2,8]	200,000	188,674
Bangkok Bank PCL
5.650%, due 07/05/34[3]	25,000	25,561
Bank of America Corp.
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	180,710
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	98,564
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	200,000	197,731
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	249,588
(fixed, converts to FRN on 01/20/26),
5.080%, due 01/20/27[2]	200,000	200,788
(fixed, converts to FRN on 01/24/35),
5.511%, due 01/24/36[2,5]	85,000	86,157
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	200,000	208,317
Series OO,
(fixed, converts to FRN on 05/01/30),
6.625%, due 05/01/30[2,8]	80,000	80,037
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,760,000	1,737,234
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,8]	170,000	160,687
(fixed, converts to FRN on 03/14/29),
4.975%, due 03/14/30[2]	200,000	204,510

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	$1,408,163
Barclays PLC
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	200,877
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	446,385
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,8]	200,000	204,324
BNP Paribas SA
0.000%, due 05/09/31[2,4]	755,000	753,779
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[2,3,8]	200,000	188,993
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,3]	200,000	203,836
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]	250,000	264,072
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3,5]	200,000	206,241
Citibank NA
5.864%, due 09/29/25	100,000	100,382
Citigroup, Inc.
Series X,
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[2,8]	128,000	124,487
(fixed, converts to FRN on 01/24/35),
6.020%, due 01/24/36[2]	205,000	205,565
Citizens Financial Group, Inc.
Series B,
3 mo. USD Term SOFR + 3.265%,
7.549%, due 07/06/25[2,8]	60,000	58,555
Series C,
3 mo. USD Term SOFR + 3.419%,
7.703%, due 07/06/25[2,8]	80,000	78,685
Comerica Bank
4.000%, due 07/27/25	1,020,000	1,014,956
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,690,000	1,597,757
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]	200,000	206,291
Deutsche Bank AG
(fixed, converts to FRN on 02/08/27),
5.706%, due 02/08/28[2]	200,000	203,091
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[2]	200,000	212,496
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	35,000	34,882
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	2,430,000	2,526,135
Series H,
3 mo. USD Term SOFR + 3.295%,
7.594%, due 05/31/25[2,8]	115,000	112,595

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%,
5.114%, due 05/21/27[2]	250,000	$249,459
1 day USD SOFR + 0.770%,
5.141%, due 03/18/27[2]	200,000	199,479
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]	100,000	96,324
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,8]	45,000	43,012
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,8]	20,000	19,303
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,8]	50,000	47,756
Series Y,
(fixed, converts to FRN on 11/10/34),
6.125%, due 11/10/34[2,8]	70,000	65,998
3 mo. USD Term SOFR + 2.012%,
6.294%, due 10/28/27[2]	200,000	203,231
Series X,
(fixed, converts to FRN on 05/10/29),
7.500%, due 05/10/29[2,8]	95,000	96,878
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	61,338
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	1,807,941
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	202,212
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	634,440
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,280,965
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	824,752
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,8]	50,000	47,605
Series F,
(fixed, converts to FRN on 07/15/30),
5.625%, due 07/15/30[2,8]	19,000	18,690
(fixed, converts to FRN on 02/02/34),
5.709%, due 02/02/35[2]	85,000	85,154
Huntington National Bank
5.650%, due 01/10/30	1,645,000	1,697,324

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
ING Groep NV
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,8]	227,000	$204,545
Series NC10,
(fixed, converts to FRN on 11/16/31),
4.250%, due 05/16/31[2,8]	200,000	161,455
(fixed, converts to FRN on 03/25/30),
5.066%, due 03/25/31[2]	200,000	201,583
(fixed, converts to FRN on 03/19/29),
5.335%, due 03/19/30[2]	200,000	204,195
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[2,5,8]	200,000	196,731
1 day USD SOFR Index + 1.560%,
5.928%, due 09/11/27[2]	200,000	201,534
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	192,866
7.200%, due 11/28/33[3]	200,000	221,712
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	191,969
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	194,891
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	195,140
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	100,000	99,648
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	200,000	204,942
(fixed, converts to FRN on 01/24/35),
5.502%, due 01/24/36[2]	80,000	81,397
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	205,016
Series CC,
3 mo. USD Term SOFR + 2.842%,
7.132%, due 08/01/25[2,5,8]	45,000	44,927
KeyBank NA
5.850%, due 11/15/27	1,435,000	1,473,715
Lloyds Bank PLC
7.500%, due 04/02/32[2,7]	800,000	564,742

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]		1,785,000	$1,757,105
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]		810,000	920,470
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,8]		200,000	205,032
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,8]		190,000	173,857
Series G,
(fixed, converts to FRN on 08/01/29),
7.304%, due 08/01/25[2,8]		56,000	55,255
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]		200,000	189,590
(fixed, converts to FRN on 07/10/29),
5.382%, due 07/10/30[2]		200,000	204,559
Morgan Stanley
(fixed, converts to FRN on 03/21/29),
3.790%, due 03/21/30[2]	EUR	100,000	116,026
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]		200,000	203,168
(fixed, converts to FRN on 07/19/34),
5.320%, due 07/19/35[2]		85,000	84,616
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]		200,000	205,316
(fixed, converts to FRN on 01/18/34),
5.466%, due 01/18/35[2]		45,000	45,457
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]		1,380,000	1,477,734
Morgan Stanley Bank NA
1 day USD SOFR + 1.080%,
5.457%, due 01/14/28[2]		250,000	250,547
(fixed, converts to FRN on 05/26/27),
5.504%, due 05/26/28[2]		250,000	254,987

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Group PLC
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]	200,000	$194,094
(fixed, converts to FRN on 12/28/31),
4.600%, due 06/28/31[2,8]	200,000	165,749
1 day USD SOFR + 1.300%,
5.661%, due 11/15/28[2]	1,220,000	1,222,100
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2]	200,000	208,385
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,370,000	1,388,974
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,5,8]	1,149,000	1,080,624
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,5,8]	22,000	21,675
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,8]	75,000	73,788
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2,5]	1,200,000	1,151,729
(fixed, converts to FRN on 03/20/30),
5.741%, due 03/20/31[2]	200,000	202,062
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2,5]	1,140,000	1,143,408
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	970,000	1,005,709
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]	100,000	104,181
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[2]	200,000	202,017
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[2,7,8]	200,000	200,000
5.375%, due 03/05/29[3]	885,000	912,627
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	316,264
Standard Chartered Bank
4.853%, due 12/03/27	250,000	252,823
Standard Chartered PLC
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3]	100,000	101,546

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]		740,000	$767,625
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28		200,000	184,320
5.316%, due 07/09/29		200,000	205,377
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2,5]		1,720,000	1,711,097
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,8]		15,000	14,362
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]		200,000	195,773
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]		770,000	805,154
Series N,
(fixed, converts to FRN on 09/01/29),
6.669%, due 09/01/25[2,8]		110,000	108,043
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,5,8]		445,000	415,716
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]		200,000	194,237
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[2]		200,000	185,315
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]		200,000	197,196
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]		1,915,000	1,719,432
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[2,8]		115,000	112,949
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]		200,000	205,764
(fixed, converts to FRN on 10/23/33),
6.491%, due 10/23/34[2]		220,000	236,597
Wells Fargo Bank NA
5.450%, due 08/07/26		100,000	101,430
5.550%, due 08/01/25		100,000	100,163
			54,301,889
Beverages: 0.1%
Constellation Brands, Inc.
4.800%, due 01/15/29		100,000	100,652
JDE Peet's NV
4.500%, due 01/23/34[7]	EUR	200,000	236,648
			337,300
Biotechnology: 0.1%
Amgen, Inc.
5.750%, due 03/02/63		240,000	228,238

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Biotechnology—(continued)
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30		300,000	$256,484
			484,722
Building Materials: 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, due 12/15/30[3]		245,000	248,457
JELD-WEN, Inc.
4.875%, due 12/15/27[3]		25,000	23,091
7.000%, due 09/01/32[3,5]		45,000	39,521
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[3]		20,000	18,023
Quikrete Holdings, Inc.
6.750%, due 03/01/33[3,5]		105,000	105,393
Standard Industries, Inc.
4.375%, due 07/15/30[3]		55,000	51,294
			485,779
Chemicals: 0.4%
Avient Corp.
7.125%, due 08/01/30[3]		10,000	10,196
Celanese U.S. Holdings LLC
6.750%, due 04/15/33[5]		15,000	14,080
Steps to 7.050% on 05/15/25,
6.800%, due 11/15/30		30,000	29,990
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]		200,000	174,052
Olin Corp.
6.625%, due 04/01/33[3]		1,115,000	1,057,970
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3]		65,000	60,049
7.250%, due 06/15/31[3,5]		20,000	20,000
9.625%, due 11/15/28[7]	EUR	100,000	118,100
9.750%, due 11/15/28[3]		165,000	171,923
Sociedad Quimica y Minera de Chile SA
5.500%, due 09/10/34[3]		20,000	19,265
6.500%, due 11/07/33[3]		15,000	15,535
WR Grace Holdings LLC
4.875%, due 06/15/27[3]		110,000	106,490
7.375%, due 03/01/31[3]		10,000	10,053
			1,807,703
Commercial services: 0.9%
AMN Healthcare, Inc.
4.000%, due 04/15/29[3,5]		10,000	8,967
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]		1,700,000	1,685,719
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[3,5]		805,000	803,149
Block, Inc.
6.500%, due 05/15/32[3]		200,000	204,056
Boost Newco Borrower LLC
7.500%, due 01/15/31[3]		235,000	247,985
Champions Financing, Inc.
8.750%, due 02/15/29[3,5]		80,000	70,433
Duke University
Series 2020,
2.682%, due 10/01/44		300,000	212,436

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Emory University
Series 2020,
2.143%, due 09/01/30		200,000	$178,273
Equifax, Inc.
4.800%, due 09/15/29		200,000	200,767
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, due 01/15/28[3]		75,000	74,938
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, due 08/15/32[3]		40,000	40,570
United Rentals North America, Inc.
6.125%, due 03/15/34[3]		55,000	55,593
Verisure Midholding AB
5.250%, due 02/15/29[7]	EUR	100,000	113,802
VM Consolidated, Inc.
5.500%, due 04/15/29[3]		20,000	19,284
Williams Scotsman, Inc.
7.375%, due 10/01/31[3]		55,000	57,048
			3,973,020
Computers: 0.1%
Amentum Holdings, Inc.
7.250%, due 08/01/32[3]		10,000	10,172
Dell International LLC/EMC Corp.
5.500%, due 04/01/35		215,000	211,119
			221,291
Cosmetics/Personal Care: 0.0%†
Perrigo Finance Unlimited Co.
6.125%, due 09/30/32[5]		35,000	34,743

Distribution & wholesale: 0.0%†
Gates Corp.
6.875%, due 07/01/29[3]		25,000	25,366
Resideo Funding, Inc.
4.000%, due 09/01/29[3]		20,000	18,409
6.500%, due 07/15/32[3]		10,000	9,920
			53,695
Diversified financial services: 2.5%
Acadian Asset Management, Inc.
4.800%, due 07/27/26		755,000	738,683
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26		200,000	199,098
5.100%, due 01/19/29		50,000	50,538
Ally Financial, Inc.
2.200%, due 11/02/28		200,000	181,213
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,8]		104,000	87,999
(fixed, converts to FRN on 01/17/30),
5.543%, due 01/17/31[2]		40,000	39,627
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]		1,285,000	1,333,710
American Express Co.
(fixed, converts to FRN on 04/23/26),
5.645%, due 04/23/27[2]		200,000	202,097
(fixed, converts to FRN on 10/30/25),
6.338%, due 10/30/26[2]		200,000	201,784

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Aviation Capital Group LLC
5.375%, due 07/15/29[3]	200,000	$201,884
6.250%, due 04/15/28[3]	200,000	206,955
Avolon Holdings Funding Ltd.
5.750%, due 03/01/29[3]	200,000	202,752
Azorra Finance Ltd.
7.750%, due 04/15/30[3]	15,000	14,869
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[3]	1,805,000	1,898,903
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,706,885
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[2]	100,000	102,433
(fixed, converts to FRN on 07/26/34),
5.884%, due 07/26/35[2]	110,000	111,313
(fixed, converts to FRN on 01/30/35),
6.183%, due 01/30/36[2]	295,000	291,326
Charles Schwab Corp.
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[2,8]	132,000	127,827
Series K,
(fixed, converts to FRN on 06/01/27),
5.000%, due 06/01/27[2,5,8]	55,000	53,646
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[2,8]	15,000	14,950
Jane Street Group/JSG Finance, Inc.
7.125%, due 04/30/31[3]	20,000	20,626
Lazard Group LLC
4.375%, due 03/11/29	100,000	97,984
Lehman Brothers Holdings, Inc.
0.000%, due 01/24/13[6]	4,500,000	1,800
0.000%, due 12/30/13[6]	1,900,000	760
0.000%, due 12/30/49[6]	900,000	360
Nationstar Mortgage Holdings, Inc.
6.500%, due 08/01/29[3]	145,000	147,377
Navient Corp.
5.500%, due 03/15/29[5]	160,000	151,477
Nomura Holdings, Inc.
1 day USD SOFR + 1.250%,
5.627%, due 07/02/27[2]	200,000	200,334
OneMain Finance Corp.
7.125%, due 11/15/31	125,000	125,516
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	1,654,237
PennyMac Financial Services, Inc.
7.125%, due 11/15/30[3]	155,000	157,624
7.875%, due 12/15/29[3]	20,000	20,852
SLM Corp.
6.500%, due 01/31/30	10,000	10,323
UWM Holdings LLC
6.625%, due 02/01/30[3]	20,000	19,777

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
XP, Inc.
6.750%, due 07/02/29[3]		35,000	$35,350
			10,612,889
Electric: 5.7%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]		262,000	225,844
AES Corp.
2.450%, due 01/15/31		200,000	171,185
Alexander Funding Trust II
7.467%, due 07/31/28[3]		1,475,000	1,566,067
Algonquin Power & Utilities Corp.
5.365%, due 06/15/26		200,000	201,299
Alliant Energy Finance LLC
5.950%, due 03/30/29[3]		100,000	104,268
Alpha Generation LLC
6.750%, due 10/15/32[3]		205,000	208,918
Ameren Corp.
5.000%, due 01/15/29		200,000	202,904
American Electric Power Co., Inc.
5.950%, due 11/01/32		195,000	203,672
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[2]		135,000	136,223
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31		200,000	177,678
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[3]		1,495,000	1,420,524
AusNet Services Holdings Pty. Ltd.
(fixed, converts to FRN on 09/11/26),
1.625%, due 03/11/81[2,7]	EUR	100,000	109,767
Avangrid, Inc.
3.800%, due 06/01/29		200,000	193,770
Black Hills Corp.
2.500%, due 06/15/30		200,000	178,430
Calpine Corp.
4.625%, due 02/01/29[3]		10,000	9,669
5.000%, due 02/01/31[3]		20,000	19,238
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28		200,000	206,170
CenterPoint Energy, Inc.
(fixed, converts to FRN on 05/15/30),
6.700%, due 05/15/55[2]		170,000	167,761
CMS Energy Corp.
(fixed, converts to FRN on 06/01/35),
6.500%, due 06/01/55[2]		180,000	175,489
Comision Federal de Electricidad
5.700%, due 01/24/30[3]		30,000	29,415
6.450%, due 01/24/35[3]		30,000	28,717
Constellation Energy Generation LLC
6.125%, due 01/15/34		200,000	210,136
6.500%, due 10/01/53		50,000	51,735

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31		200,000	$171,172
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[2,8]		60,000	58,179
5.375%, due 11/15/32		270,000	273,404
(fixed, converts to FRN on 05/15/35),
6.625%, due 05/15/55[2]		205,000	201,554
DTE Energy Co.
5.100%, due 03/01/29		300,000	304,242
Duke Energy Corp.
(fixed, converts to FRN on 09/01/34),
6.450%, due 09/01/54[2,5]		70,000	70,147
Duke Energy Progress LLC
2.000%, due 08/15/31[5]		1,200,000	1,032,860
Edison International
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[2,8]		79,000	69,887
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[2,8]		1,810,000	1,696,501
5.450%, due 06/15/29		200,000	198,642
Electricite de France SA
(fixed, converts to FRN on 09/17/35),
7.375%, due 06/17/35[2,7,8]	GBP	100,000	134,469
(fixed, converts to FRN on 12/06/28),
7.500%, due 09/06/28[2,7,8]	EUR	200,000	249,511
Elia Group SA
(fixed, converts to FRN on 06/15/28),
5.850%, due 03/15/28[2,7,8]		100,000	117,848
Entergy Mississippi LLC
5.800%, due 04/15/55		60,000	58,694
EPH Financing International AS
6.651%, due 11/13/28[7]	EUR	200,000	243,110
Evergy, Inc.
(fixed, converts to FRN on 06/01/30),
6.650%, due 06/01/55[2]		75,000	72,911
Eversource Energy
5.950%, due 02/01/29		100,000	104,269
Exelon Corp.
2.750%, due 03/15/27		200,000	194,365
5.150%, due 03/15/29		200,000	204,468
(fixed, converts to FRN on 03/15/35),
6.500%, due 03/15/55[2]		120,000	119,305
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, due 01/31/41[3]		9,942	9,845
Georgia Power Co.
5.004%, due 02/23/27		200,000	203,082
1 day USD SOFR Index + 0.750%,
5.111%, due 05/08/25[2]		200,000	200,011
IPALCO Enterprises, Inc.
4.250%, due 05/01/30		200,000	190,716
Lightning Power LLC
7.250%, due 08/15/32[3]		150,000	155,405

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
MidAmerican Energy Co.
3.650%, due 04/15/29		1,400,000	$1,371,959
Monongahela Power Co.
3.550%, due 05/15/27[3]		1,800,000	1,770,364
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28		100,000	101,702
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]		1,400,000	1,186,599
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27		300,000	295,279
(fixed, converts to FRN on 08/15/30),
6.375%, due 08/15/55[2]		50,000	50,105
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]		300,000	297,702
NorthWestern Corp.
5.073%, due 03/21/30[3]		200,000	203,463
NRG Energy, Inc.
3.625%, due 02/15/31[3]		60,000	53,926
3.875%, due 02/15/32[3]		3,000	2,683
5.750%, due 07/15/29[3]		75,000	74,647
6.000%, due 02/01/33[3]		25,000	24,738
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,8]		335,000	367,008
Orsted AS
(fixed, converts to FRN on 12/14/29),
5.125%, due 03/14/3024[2,7,8]	EUR	100,000	113,353
Pacific Gas & Electric Co.
3.150%, due 01/01/26		100,000	98,752
4.950%, due 07/01/50		52,830	42,556
5.550%, due 05/15/29		200,000	203,221
5.700%, due 03/01/35		45,000	44,378
6.150%, due 03/01/55		57,000	53,419
6.400%, due 06/15/33		200,000	206,795
6.950%, due 03/15/34		100,000	107,240
PacifiCorp
2.700%, due 09/15/30		100,000	89,956
5.100%, due 02/15/29		200,000	203,990
Pinnacle West Capital Corp.
1 day USD SOFR + 0.820%,
5.187%, due 06/10/26[2]		200,000	199,934
Saavi Energia SARL
8.875%, due 02/10/35[3]		35,000	35,044
Sempra
(fixed, converts to FRN on 10/01/34),
6.400%, due 10/01/54[2]		175,000	159,616
Southern California Edison Co.
5.150%, due 06/01/29		200,000	202,394
5.850%, due 11/01/27		100,000	102,270
5.950%, due 11/01/32		775,000	789,565

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Southern Co.
Series A,
3.700%, due 04/30/30		200,000	$191,943
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[2]		435,000	428,618
Series 2025,
(fixed, converts to FRN on 03/15/35),
6.375%, due 03/15/55[2]		25,000	25,468
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28		200,000	196,544
SSE PLC
(fixed, converts to FRN on 04/21/28),
4.000%, due 01/21/28[2,5,7,8]	EUR	100,000	113,489
System Energy Resources, Inc.
5.300%, due 12/15/34		200,000	197,545
Vattenfall AB
(fixed, converts to FRN on 08/17/28),
6.875%, due 08/17/83[2,7]	GBP	100,000	135,604
Vistra Operations Co. LLC
6.875%, due 04/15/32[3]		430,000	445,385
WEC Energy Group, Inc.
1.800%, due 10/15/30		69,000	59,826
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[3,5]		1,280,000	1,277,304
			23,857,860
Electrical components & equipment: 0.0%†
WESCO Distribution, Inc.
6.625%, due 03/15/32[3]		55,000	55,947

Electronics: 0.1%
Arrow Electronics, Inc.
5.150%, due 08/21/29		200,000	201,636
Honeywell International, Inc.
4.125%, due 11/02/34	EUR	200,000	234,783
Imola Merger Corp.
4.750%, due 05/15/29[3]		25,000	23,872
TD SYNNEX Corp.
6.100%, due 04/12/34		100,000	100,569
			560,860
Energy-Alternate Sources: 0.6%
XPLR Infrastructure LP
0.000%, due 11/15/25[3,9]		760,000	722,188
2.500%, due 06/15/26[3,5]		1,910,000	1,800,687
			2,522,875
Engineering & construction: 0.0%†
Abertis Infraestructuras Finance BV
(fixed, converts to FRN on 02/24/26),
3.248%, due 11/24/25[2,7,8]	EUR	100,000	112,762

Entertainment: 0.4%
Caesars Entertainment, Inc.
4.625%, due 10/15/29[3,5]		20,000	18,463
Churchill Downs, Inc.
5.750%, due 04/01/30[3]		45,000	44,009
6.750%, due 05/01/31[3]		270,000	272,694
Cirsa Finance International SARL
7.875%, due 07/31/28[7]	EUR	100,000	118,792

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]		55,000	$53,834
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]		235,000	221,854
Penn Entertainment, Inc.
4.125%, due 07/01/29[3,5]		20,000	17,542
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625%, due 05/01/32[3,5]		55,000	55,493
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.250%, due 07/15/29		125,000	118,839
Warnermedia Holdings, Inc.
4.054%, due 03/15/29		300,000	280,225
5.050%, due 03/15/42		830,000	625,624
			1,827,369
Environmental control: 0.0%†
Ambipar Lux SARL
9.875%, due 02/06/31[3]		20,000	19,225

Food: 0.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, due 12/01/52		45,000	46,328
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
6.375%, due 02/25/55[3]		320,000	325,110
Kroger Co.
5.400%, due 01/15/49		115,000	106,126
Mars, Inc.
4.800%, due 03/01/30[3]		200,000	202,441
5.000%, due 03/01/32[3]		1,005,000	1,013,054
Minerva Luxembourg SA
8.875%, due 09/13/33[3]		45,000	47,861
Post Holdings, Inc.
6.250%, due 02/15/32[3]		75,000	75,581
Sysco Corp.
6.600%, due 04/01/50		184,000	195,061
U.S. Foods, Inc.
5.750%, due 04/15/33[3]		55,000	53,873
			2,065,435
Food service: 0.0%†
TKC Holdings, Inc.
6.875%, due 05/15/28[3]		15,000	15,001

Forest products & paper: 0.0%†
Celulosa Arauco y Constitucion SA
4.200%, due 01/29/30[3]		40,000	37,300

Gas: 0.5%
APA Infrastructure Ltd.
(fixed, converts to FRN on 02/09/29),
7.125%, due 11/09/83[2,7]	EUR	100,000	124,047
National Fuel Gas Co.
2.950%, due 03/01/31		300,000	265,649
NiSource, Inc.
3.600%, due 05/01/30		200,000	190,756

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Gas—(continued)
Southern California Gas Co.
2.950%, due 04/15/27	100,000	$97,513
5.050%, due 09/01/34	1,100,000	1,088,957
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	187,323
		1,954,245
Healthcare-products: 0.1%
Bausch & Lomb Corp.
8.375%, due 10/01/28[3]	130,000	135,044
Medline Borrower LP
3.875%, due 04/01/29[3]	245,000	228,541
Zimmer Biomet Holdings, Inc.
5.350%, due 12/01/28	200,000	205,152
		568,737
Healthcare-services: 0.3%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3,5]	15,000	14,180
7.375%, due 03/15/33[3]	10,000	9,991
Centene Corp.
2.625%, due 08/01/31	300,000	253,397
Cigna Group
4.375%, due 10/15/28	200,000	199,658
HCA, Inc.
3.125%, due 03/15/27	200,000	194,915
4.125%, due 06/15/29	49,000	47,666
5.450%, due 04/01/31	60,000	61,149
5.500%, due 06/01/33	95,000	95,607
Icon Investments Six DAC
5.809%, due 05/08/27	200,000	203,992
Molina Healthcare, Inc.
6.250%, due 01/15/33[3]	50,000	49,624
Tenet Healthcare Corp.
6.125%, due 10/01/28	15,000	14,964
		1,145,143
Holding companies-divers: 0.0%†
Benteler International AG
10.500%, due 05/15/28[3]	90,000	91,878

Home builders: 0.0%†
Beazer Homes USA, Inc.
7.250%, due 10/15/29[5]	30,000	29,122
Mattamy Group Corp.
5.250%, due 12/15/27[3]	10,000	9,714
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[3]	20,000	20,009
		58,845
Insurance: 6.7%
200 Park Funding Trust
5.740%, due 02/15/55[3]	100,000	97,576
Acrisure LLC/Acrisure Finance, Inc.
7.500%, due 11/06/30[3]	15,000	15,281
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750%, due 04/15/28[3]	330,000	332,376
7.000%, due 01/15/31[3]	280,000	284,171
American National Global Funding
5.550%, due 01/28/30[3]	455,000	465,105
American National Group, Inc.
5.750%, due 10/01/29	285,000	289,646

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Arthur J Gallagher & Co.
5.550%, due 02/15/55	45,000	$42,388
Athene Global Funding
4.721%, due 10/08/29[3]	870,000	862,583
1 day USD SOFR Index + 1.030%,
5.394%, due 08/27/26[2,3]	100,000	100,167
5.583%, due 01/09/29[3]	200,000	204,675
5.684%, due 02/23/26[3]	200,000	201,706
Athene Holding Ltd.
6.650%, due 02/01/33[5]	770,000	817,446
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,690,000	1,708,745
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	101,541
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[3]	540,000	533,287
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,165,000	2,076,948
Enstar Group Ltd.
4.950%, due 06/01/29	915,000	909,812
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[2,3]	755,000	757,091
Equitable Holdings, Inc.
4.350%, due 04/20/28	300,000	298,469
(fixed, converts to FRN on 03/28/35),
6.700%, due 03/28/55[2,5]	110,000	108,597
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	2,835,842
F&G Global Funding
5.875%, due 06/10/27[3]	100,000	102,549
Fidelity National Financial, Inc.
3.400%, due 06/15/30	67,000	61,594
GA Global Funding Trust
5.200%, due 12/09/31[3]	300,000	299,006
Global Atlantic Fin Co.
7.950%, due 06/15/33[3,5]	1,360,000	1,507,340
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[2,3]	600,000	609,311
HUB International Ltd.
7.250%, due 06/15/30[3]	475,000	492,690
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	103,882
MassMutual Global Funding II
1 day USD SOFR + 0.980%,
5.357%, due 07/10/26[2,3]	200,000	201,125

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
MetLife, Inc.
Series G,
(fixed, converts to FRN on 03/15/35),
6.350%, due 03/15/55[2,5]	55,000	$54,637
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	1,120,000	1,112,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[2,3]	1,000,000	1,010,315
Mutual of Omaha Cos Global Funding
5.000%, due 04/01/30[3]	100,000	101,926
5.350%, due 04/09/27[3]	250,000	254,185
Northwestern Mutual Global Funding
4.350%, due 09/15/27[3]	985,000	989,195
Pacific Life Global Funding II
5.500%, due 07/18/28[3]	100,000	103,572
Panther Escrow Issuer LLC
7.125%, due 06/01/31[3]	130,000	133,184
Protective Life Global Funding
5.215%, due 06/12/29[3]	200,000	205,445
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]	70,000	65,788
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[2]	50,000	50,157
Reinsurance Group of America, Inc.
(fixed, converts to FRN on 09/15/35),
6.650%, due 09/15/55[2]	30,000	29,069
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	2,105,000	2,148,326
RGA Global Funding
6.000%, due 11/21/28[3]	200,000	210,119
SiriusPoint Ltd.
7.000%, due 04/05/29	1,025,000	1,062,582
Stewart Information Services Corp.
3.600%, due 11/15/31	1,215,000	1,090,294
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]	3,400,000	3,345,583
		28,387,698
Internet: 0.1%
Expedia Group, Inc.
3.800%, due 02/15/28	100,000	98,117
Gen Digital, Inc.
6.250%, due 04/01/33[3]	20,000	19,946
Uber Technologies, Inc.
4.800%, due 09/15/34	85,000	82,348
5.350%, due 09/15/54	180,000	164,857
		365,268
Investment companies: 2.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, due 10/02/31[3]	200,000	196,626
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[5]	565,000	566,284

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Investment companies—(continued)
Blackstone Private Credit Fund
6.000%, due 01/29/32		55,000	$54,542
7.300%, due 11/27/28		1,975,000	2,089,506
Blue Owl Capital Corp.
2.875%, due 06/11/28		1,100,000	1,003,382
Blue Owl Credit Income Corp.
7.750%, due 09/16/27[5]		950,000	984,528
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[3]		505,000	501,298
FS KKR Capital Corp.
7.875%, due 01/15/29		2,390,000	2,500,567
Golub Capital BDC, Inc.
7.050%, due 12/05/28		200,000	208,558
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34[3]		1,400,000	1,344,307
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[5]		1,365,000	1,387,713
			10,837,311
Iron & steel: 0.1%
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[3]		55,000	53,269
7.000%, due 03/15/32[3,5]		20,000	18,790
Metinvest BV
7.650%, due 10/01/27[3]		25,000	20,625
7.750%, due 10/17/29[3]		110,000	84,700
Vale Overseas Ltd.
6.400%, due 06/28/54		55,000	52,908
			230,292
Leisure time: 0.1%
Carnival Corp.
6.000%, due 05/01/29[3]		45,000	44,735
6.125%, due 02/15/33[3]		45,000	44,619
NCL Corp. Ltd.
7.750%, due 02/15/29[3]		10,000	10,320
Viking Cruises Ltd.
7.000%, due 02/15/29[3]		160,000	160,575
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[3]		10,000	9,900
			270,149
Lodging: 0.2%
Las Vegas Sands Corp.
6.000%, due 08/15/29		200,000	202,226
6.200%, due 08/15/34		55,000	53,894
Marriott International, Inc.
5.550%, due 10/15/28		200,000	206,634
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]		105,000	100,800
MGM Resorts International
6.500%, due 04/15/32[5]		50,000	49,270
Wynn Macau Ltd.
5.500%, due 01/15/26[3]		75,000	74,602
			687,426
Machinery-construction & mining: 0.0%†
Terex Corp.
6.250%, due 10/15/32[3]		80,000	76,563

Machinery-diversified: 0.1%
TK Elevator Midco GmbH
4.375%, due 07/15/27[7]	EUR	200,000	225,957

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media: 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]		190,000	$176,431
4.750%, due 03/01/30[3]		65,000	61,362
4.750%, due 02/01/32[3]		120,000	108,595
5.375%, due 06/01/29[3]		20,000	19,564
7.375%, due 03/01/31[3]		1,300,000	1,338,935
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		200,000	181,467
3.500%, due 06/01/41		200,000	136,683
3.900%, due 06/01/52		100,000	63,337
4.800%, due 03/01/50		565,000	420,854
5.750%, due 04/01/48		55,000	46,954
Fox Corp.
5.576%, due 01/25/49		310,000	282,469
6.500%, due 10/13/33		170,000	180,837
McGraw-Hill Education, Inc.
5.750%, due 08/01/28[3]		135,000	132,247
Midcontinent Communications
8.000%, due 08/15/32[3]		35,000	35,683
Sirius XM Radio LLC
3.875%, due 09/01/31[3,5]		55,000	47,195
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, due 03/15/32[7]	GBP	100,000	129,954
			3,362,567
Mining: 0.1%
Constellium SE
5.625%, due 06/15/28[3]		20,000	19,680
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]		125,000	114,570
Kaiser Aluminum Corp.
4.500%, due 06/01/31[3]		85,000	76,383
4.625%, due 03/01/28[3]		15,000	14,432
Minera Mexico SA de CV
5.625%, due 02/12/32[3,5]		35,000	34,773
Novelis Corp.
4.750%, due 01/30/30[3]		20,000	18,552
Rio Tinto Finance USA PLC
5.875%, due 03/14/65		20,000	19,753
Taseko Mines Ltd.
8.250%, due 05/01/30[3]		15,000	15,146
			313,289
Miscellaneous manufacturers: 0.0%†
Amsted Industries, Inc.
6.375%, due 03/15/33[3]		55,000	55,248
Axon Enterprise, Inc.
6.250%, due 03/15/33[3]		55,000	56,057
			111,305
Office & business equipment: 0.0%†
Zebra Technologies Corp.
6.500%, due 06/01/32[3]		55,000	55,256

Oil & gas: 0.9%
3R Lux SARL
9.750%, due 02/05/31[3]		30,000	29,475
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[3]		20,000	19,407
6.625%, due 10/15/32[3]		35,000	34,633

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[2,7,8]	EUR	200,000	$225,726
Canadian Natural Resources Ltd.
5.000%, due 12/15/29[3]		100,000	99,673
ConocoPhillips Co.
5.500%, due 01/15/55		75,000	69,511
Continental Resources, Inc.
5.750%, due 01/15/31[3]		200,000	196,916
Crescent Energy Finance LLC
7.375%, due 01/15/33[3]		20,000	17,700
Devon Energy Corp.
5.200%, due 09/15/34[5]		87,000	81,572
5.750%, due 09/15/54[5]		80,000	68,175
Diamondback Energy, Inc.
5.550%, due 04/01/35		85,000	83,543
5.750%, due 04/18/54		65,000	58,081
6.250%, due 03/15/53		85,000	80,378
Ecopetrol SA
4.625%, due 11/02/31		50,000	40,650
5.875%, due 05/28/45		65,000	43,257
8.375%, due 01/19/36		20,000	18,760
EOG Resources, Inc.
5.650%, due 12/01/54		60,000	56,897
FORESEA Holding SA
7.500%, due 06/15/30[7]		20,272	19,280
Gran Tierra Energy, Inc.
9.500%, due 10/15/29[3]		45,000	35,213
Harbour Energy PLC
6.327%, due 04/01/35[3]		200,000	190,067
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]		20,000	18,726
6.875%, due 05/15/34[3]		90,000	76,483
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]		65,000	54,397
Medco Bell Pte. Ltd.
6.375%, due 01/30/27[3]		55,000	54,285
Occidental Petroleum Corp.
5.375%, due 01/01/32		100,000	95,129
6.050%, due 10/01/54		180,000	155,285
Permian Resources Operating LLC
7.000%, due 01/15/32[3]		120,000	120,803
Pertamina Persero PT
6.450%, due 05/30/44[3]		40,000	40,412
Petroleos Mexicanos
6.350%, due 02/12/48[5]		85,000	53,898
6.700%, due 02/16/32		20,000	17,128
6.750%, due 09/21/47		55,000	36,768
7.690%, due 01/23/50		125,000	91,250
Pioneer Natural Resources Co.
5.100%, due 03/29/26		100,000	100,607
Raizen Fuels Finance SA
6.950%, due 03/05/54[3]		30,000	28,350
Saudi Arabian Oil Co.
5.750%, due 07/17/54[3]		30,000	27,975

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
SierraCol Energy Andina LLC
6.000%, due 06/15/28[3]		30,000	$27,570
Sunoco LP
7.000%, due 05/01/29[3]		1,185,000	1,218,373
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[3]		40,000	36,758
TotalEnergies SE
(fixed, converts to FRN on 11/19/34),
4.500%, due 08/19/34[2,7,8]	EUR	200,000	222,870
			3,945,981
Oil & gas services: 0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, due 09/01/32[3]		10,000	9,944
Aris Water Holdings LLC
7.250%, due 04/01/30[3]		75,000	74,424
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, due 03/15/29[3]		20,000	20,194
			104,562
Packaging & containers: 0.1%
Mauser Packaging Solutions Holding Co.
7.875%, due 04/15/27[3]		300,000	300,792
Sealed Air Corp.
6.500%, due 07/15/32[3,5]		50,000	50,857
6.875%, due 07/15/33[3]		10,000	10,381
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, due 02/15/31[3]		5,000	5,207
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]		20,000	19,803
WRKCo, Inc.
4.900%, due 03/15/29		100,000	100,476
			487,516
Pharmaceuticals: 0.8%
Bayer AG
(fixed, converts to FRN on 09/25/30),
5.375%, due 03/25/82[2,7]	EUR	100,000	111,303
Bayer U.S. Finance LLC
6.125%, due 11/21/26[3]		400,000	407,170
CVS Health Corp.
5.050%, due 03/25/48		95,000	80,739
5.625%, due 02/21/53		30,000	27,206
CVS Pass-Through Trust
Series 2013,
4.704%, due 01/10/36[3]		2,210,425	2,152,743
Grifols SA
7.500%, due 05/01/30[7]	EUR	100,000	119,142
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33		200,000	197,500
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	200,000	228,591
			3,324,394

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines: 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]	135,000	$131,747
6.625%, due 02/01/32[3]	325,000	328,360
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[3]	15,000	15,259
Buckeye Partners LP
6.750%, due 02/01/30[3]	15,000	15,263
Cheniere Energy Partners LP
3.250%, due 01/31/32	200,000	175,590
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500%, due 12/15/33[3]	180,000	189,393
DT Midstream, Inc.
4.125%, due 06/15/29[3]	20,000	18,771
Enbridge, Inc.
5.300%, due 04/05/29	200,000	204,795
Series NC5,
(fixed, converts to FRN on 01/15/29),
8.250%, due 01/15/84[2]	100,000	103,748
Energy Transfer LP
5.250%, due 04/15/29	200,000	202,552
5.250%, due 07/01/29	200,000	202,685
5.950%, due 05/15/54	150,000	136,366
6.100%, due 12/01/28	200,000	209,201
6.200%, due 04/01/55	130,000	121,972
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[3]	200,000	201,376
Harvest Midstream I LP
7.500%, due 09/01/28[3]	30,000	30,366
7.500%, due 05/15/32[3]	15,000	15,266
Howard Midstream Energy Partners LLC
7.375%, due 07/15/32[3]	90,000	92,123
Kinder Morgan, Inc.
5.550%, due 06/01/45	100,000	91,551
7.750%, due 01/15/32	200,000	226,810
Kinetik Holdings LP
5.875%, due 06/15/30[3]	20,000	19,541
MPLX LP
4.700%, due 04/15/48	378,000	295,755
5.000%, due 03/01/33	200,000	193,213
5.950%, due 04/01/55	55,000	50,613
ONEOK, Inc.
5.050%, due 11/01/34	300,000	284,473
5.375%, due 06/01/29	200,000	203,196
5.650%, due 11/01/28	200,000	206,198
5.850%, due 01/15/26	200,000	200,990
Rockies Express Pipeline LLC
6.750%, due 03/15/33[3]	35,000	35,561
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	91,582
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	25,000	24,827
8.375%, due 06/01/31[3]	50,000	48,216
9.500%, due 02/01/29[3]	25,000	25,906
9.875%, due 02/01/32[3]	25,000	25,384

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Williams Cos., Inc.
4.800%, due 11/15/29		200,000	$201,286
			4,619,935
Private Equity : 0.1%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		200,000	191,971

Real estate: 0.2%
CBRE Services, Inc.
5.500%, due 04/01/29		200,000	205,205
CoStar Group, Inc.
2.800%, due 07/15/30[3]		200,000	177,234
CPI Property Group SA
(fixed, converts to FRN on 10/16/25),
4.875%, due 07/16/25[2,7,8]	EUR	100,000	108,709
Heimstaden Bostad AB
(fixed, converts to FRN on 01/29/28),
3.000%, due 10/29/27[2,7,8]		100,000	101,970
Newmark Group, Inc.
7.500%, due 01/12/29		200,000	209,091
			802,209
Real estate investment trusts: 1.9%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[3]		2,395,000	2,251,899
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[3]		10,000	9,505
7.750%, due 12/01/29[3]		45,000	46,738
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]		1,900,000	1,843,182
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500%, due 09/30/28[3]		30,000	28,289
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[3]		15,000	14,638
7.000%, due 02/01/30[3]		200,000	200,177
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[3]		20,000	19,640
RHP Hotel Properties LP/RHP Finance Corp.
6.500%, due 04/01/32[3]		230,000	229,233
7.250%, due 07/15/28[3]		35,000	35,969
RLJ Lodging Trust LP
4.000%, due 09/15/29[3]		5,000	4,519
SBA Tower Trust
6.599%, due 01/15/28[3]		3,100,000	3,171,706
Starwood Property Trust, Inc.
6.500%, due 07/01/30[3]		95,000	95,551
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]		25,000	23,927
XHR LP
4.875%, due 06/01/29[3]		15,000	14,099
			7,989,072
Retail: 0.3%
1011778 BC ULC/New Red Finance, Inc.
4.375%, due 01/15/28[3]		10,000	9,681

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Ceconomy AG
6.250%, due 07/15/29[7]	EUR	100,000	$117,821
Cougar JV Subsidiary LLC
8.000%, due 05/15/32[3]		100,000	103,694
Eroski S Coop
10.625%, due 04/30/29[7]	EUR	100,000	122,079
GYP Holdings III Corp.
4.625%, due 05/01/29[3]		15,000	14,106
Macy's Retail Holdings LLC
5.875%, due 03/15/30[3,5]		1,127,000	1,049,565
			1,416,946
Savings & loans: 0.1%
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]		200,000	194,692
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]		250,000	256,898
			451,590
Semiconductors: 0.9%
ams-OSRAM AG
12.250%, due 03/30/29[3,5]		1,800,000	1,823,913
Broadcom, Inc.
3.137%, due 11/15/35[3]		512,000	424,221
4.926%, due 05/15/37[3]		268,000	256,676
5.050%, due 07/12/29		200,000	203,916
Foundry JV Holdco LLC
6.250%, due 01/25/35[3]		200,000	206,784
6.300%, due 01/25/39[3]		200,000	207,567
Intel Corp.
3.250%, due 11/15/49		170,000	103,843
4.900%, due 08/05/52		105,000	83,571
5.600%, due 02/21/54		105,000	92,656
Marvell Technology, Inc.
5.950%, due 09/15/33		185,000	191,443
			3,594,590
Shipbuilding: 0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28		200,000	183,940

Software: 0.5%
AppLovin Corp.
5.500%, due 12/01/34		185,000	184,816
5.950%, due 12/01/54		29,000	27,693
Fiserv, Inc.
5.450%, due 03/15/34		200,000	200,724
Open Text Holdings, Inc.
4.125%, due 02/15/30[3]		20,000	18,482
Oracle Corp.
2.875%, due 03/25/31		200,000	179,946
3.850%, due 04/01/60		200,000	133,834
3.950%, due 03/25/51		215,000	155,243
4.200%, due 09/27/29		200,000	197,092
4.650%, due 05/06/30		100,000	100,237
6.000%, due 08/03/55		85,000	82,680
Paychex, Inc.
5.350%, due 04/15/32		200,000	203,156
5.600%, due 04/15/35		55,000	56,016
Synopsys, Inc.
5.700%, due 04/01/55		105,000	101,489

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
UKG, Inc.
6.875%, due 02/01/31[3]		315,000	$324,070
			1,965,478
Telecommunications: 1.1%
Altice France SA
5.875%, due 02/01/27[3]	EUR	200,000	201,060
AT&T, Inc.
3.500%, due 09/15/53		490,000	327,970
Bell Telephone Co. of Canada or Bell Canada
(fixed, converts to FRN on 09/15/30),
6.875%, due 09/15/55[2]		75,000	74,912
British Telecommunications PLC
(fixed, converts to FRN on 12/20/28),
8.375%, due 12/20/83[2,7]	GBP	230,000	326,828
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[3]		1,350,000	1,262,882
Crown Castle Towers LLC
4.241%, due 07/15/28[3]		81,000	79,540
Fibercop SpA
Series 2033,
6.375%, due 11/15/33[3]		30,000	28,628
7.875%, due 07/31/28[7]	EUR	200,000	251,258
Iliad Holding SASU
5.625%, due 10/15/28[7]		200,000	230,535
Level 3 Financing, Inc.
10.500%, due 04/15/29[3]		20,000	22,145
10.500%, due 05/15/30[3]		25,000	27,027
Lorca Telecom Bondco SA
4.000%, due 09/18/27[7]	EUR	200,000	226,570
Motorola Solutions, Inc.
2.300%, due 11/15/30		200,000	176,203
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]		110,000	113,094
Rogers Communications, Inc.
3.800%, due 03/15/32		114,000	104,189
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[2]		90,000	90,672
T-Mobile USA, Inc.
2.050%, due 02/15/28		100,000	94,035
2.550%, due 02/15/31		200,000	177,469
3.400%, due 10/15/52		370,000	245,465
4.500%, due 04/15/50		205,000	166,307
Verizon Communications, Inc.
5.500%, due 02/23/54		55,000	52,759
Vodafone Group PLC
4.875%, due 06/19/49		275,000	231,260
5.750%, due 06/28/54		70,000	66,167
(fixed, converts to FRN on 08/30/29),
6.500%, due 08/30/84[2,5,7]	EUR	100,000	122,509
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[3]		20,000	20,474
			4,719,958

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Transportation: 0.0%†
MV24 Capital BV
6.748%, due 06/01/34[3]		30,084	$28,730
XPO, Inc.
7.125%, due 02/01/32[3]		55,000	56,340
			85,070
Water: 0.0%†
Veolia Environnement SA
(fixed, converts to FRN on 02/22/29),
5.993%, due 11/22/28[2,7,8]	EUR	100,000	120,026
Total corporate bonds
(cost—$195,753,641)			194,041,798

Loan assignments—8.7%
Aerospace & defense: 0.3%
Propulsion BC Finco SARL
3 mo. USD Term SOFR + 3.250%,
7.549%, due 09/14/29[2]		1,120,770	1,120,243

Agriculture: 0.2%
A-AG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
9.299%, due 10/31/31[2]		675,000	668,250

Airlines: 0.3%
United Airlines, Inc.
3 mo. USD Term SOFR + 2.000%,
6.275%, due 02/22/31[2]		1,266,976	1,261,832

Chemicals: 0.3%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.811%, due 08/18/28[2]		1,276,938	1,226,665

Commercial services: 0.8%
Priority Holdings LLC
1 mo. USD Term SOFR + 4.750%,
9.072%, due 05/16/31[2]		1,348,733	1,341,990
System One Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.049%, due 03/02/28[2]		2,213,408	2,207,874
			3,549,864
Distribution/wholesale: 0.1%
Gloves Buyer, Inc.
0.000%, due 01/17/32[10]		675,000	643,275

Electric: 0.5%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.572%, due 04/03/28[2]		1,954,576	1,923,635
Lightstone Holdco LLC
2022 Extended Term Loan B,
3 mo. USD Term SOFR + 5.750%,
10.030%, due 01/29/27[2]		87,363	86,991
2022 Extended Term Loan C,
3 mo. USD Term SOFR + 5.750%,
10.030%, due 01/29/27[2]		4,941	4,920
			2,015,546
Environmental control: 0.5%
MIP V Waste Holdings LLC
6 mo. USD Term SOFR + 3.000%,
7.237%, due 12/08/28[2]		1,426,901	1,426,016

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Environmental control—(continued)
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 3.500%,
7.799%, due 10/24/31[2]	798,000	$797,665
		2,223,681
Health care products: 0.5%
Medline Borrower LP
1 mo. USD Term SOFR + 2.250%,
6.572%, due 10/23/28[2]	1,447,766	1,437,052
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 3.250%,
7.549%, due 05/30/31[2]	796,000	792,522
		2,229,574
Healthcare-services: 0.6%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
6.049%, due 01/02/31[2]	1,224,531	1,222,694
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.030%, due 12/31/30[2]	178,847	176,164
3 mo. USD Term SOFR + 4.600%,
9.141%, due 12/31/30[2]	1,482,517	1,171,189
		2,570,047
Home Furnishings: 0.6%
Whirlpool Corp.
1 mo. USD Term SOFR + 1.250%,
5.672%, due 09/23/25[2,11,12]	2,400,000	2,397,000

Internet: 0.5%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
7.561%, due 11/12/27[2]	658,281	655,405
LendingTree, Inc.
1 mo. USD Term SOFR + 4.000%,
8.436%, due 09/15/28[2]	1,578,480	1,560,722
		2,216,127
Media: 0.3%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.828%, due 08/16/31[2]	1,373,100	1,367,951

Oil & gas: 0.1%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 2.000%,
6.321%, due 02/11/30[2]	475,000	466,687

Pharmaceuticals: 0.3%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.572%, due 05/05/28[2]	1,092,494	1,088,004

Pipelines: 1.5%
AL NGPL Holdings LLC
3 mo. USD Term SOFR + 2.500%,
6.785%, due 04/13/28[2]	1,422,860	1,418,421
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 3.000%,
7.299%, due 10/31/28[2]	1,299,853	1,295,628

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Pipelines—(continued)
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.000%,
7.299%, due 09/18/31[2]	2,044,875	$2,017,392
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.822%, due 02/22/30[2]	1,516,085	1,511,916
		6,243,357
Real estate investment trusts: 0.2%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 2.250%,
6.572%, due 11/18/27[2]	997,139	994,646

Software: 0.3%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.549%, due 07/06/29[2]	1,481,306	1,230,936

Telecommunications: 0.5%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
7.822%, due 12/11/26[2]	382,965	379,855
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.572%, due 09/20/30[2]	1,378,700	1,365,133
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
10.322%, due 06/01/28[2]	405,482	403,455
		2,148,443
Transportation: 0.3%
Stonepeak Nile Parent LLC
0.000%, due 04/09/32[10]	1,245,000	1,221,918
Total loan assignments
(cost—$37,576,730)		36,884,046

Mortgage-backed securities—11.4%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B,
4.230%, due 08/10/35[2,3]	124,000	118,122
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
5.746%, due 09/25/35[2]	24,124	20,719
BAHA Trust,
Series 2024-MAR, Class B,
7.069%, due 12/10/41[2,3]	1,400,000	1,430,959
BAMLL Trust,
Series 2024-BHP, Class B,
1 mo. USD Term SOFR + 2.900%,
7.222%, due 08/15/39[2,3]	136,000	135,973
Banc of America Funding Trust,
Series 2005-D, Class A1,
5.687%, due 05/25/35[2]	113,994	104,059
Bank,
Series 2021-BN38, Class C,
3.325%, due 12/15/64[2]	51,000	41,085
Series 2019-BN17, Class C,
4.660%, due 04/15/52[2]	72,000	66,833

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	60	$57
Bank5,
Series 2024-5YR5, Class B,
6.539%, due 02/15/29[2]	37,000	37,901
Series 2023-5YR3, Class C,
7.559%, due 09/15/56[2]	43,000	44,311
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
IO,
1.324%, due 09/15/55[2]	1,296,512	90,002
Series 2018-TALL, Class A,
1 mo. USD Term SOFR + 0.919%,
5.241%, due 03/15/37[2,3]	100,000	94,125
Series 2024-5C31, Class C,
5.756%, due 12/15/57[2]	34,000	33,106
BCP Trust,
Series 2021-330N, Class A,
1 mo. USD Term SOFR + 0.913%,
5.236%, due 06/15/38[2,3]	500,000	453,335
Bear Stearns ALT-A Trust,
Series 2006-1, Class 21A2,
4.587%, due 02/25/36[2]	235,234	161,054
Series 2004-9, Class 2A1,
4.915%, due 09/25/34[2]	43,826	38,351
Series 2005-7, Class 22A1,
5.031%, due 09/25/35[2]	229,297	131,638
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[2]	37,268	27,990
Series 2004-6, Class 2A1,
4.208%, due 09/25/34[2]	103,165	91,393
Series 2004-3, Class 1A2,
5.235%, due 07/25/34[2]	33,904	31,450
Series 2003-5, Class 2A1,
5.246%, due 08/25/33[2]	32,557	29,452
Series 2003-1, Class 6A1,
6.575%, due 04/25/33[2]	2,769	2,752
Benchmark Mortgage Trust,
Series 2020-B19, Class AS,
2.148%, due 09/15/53	53,000	43,318
Series 2020-B19, Class B,
2.351%, due 09/15/53	47,000	36,011
Series 2020-B17, Class C,
3.371%, due 03/15/53[2]	57,000	43,318
Series 2020-B16, Class C,
3.523%, due 02/15/53[2]	59,000	47,192
Series 2023-B40, Class C,
7.661%, due 12/15/56[2]	41,000	42,771
BPR Trust,
Series 2022-OANA, Class D,
1 mo. USD Term SOFR + 3.695%,
8.017%, due 04/15/37[2,3]	156,979	155,408

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD Term SOFR + 1.764%,
6.086%, due 09/15/36[2,3]	11,071	$10,905
Series 2024-KING, Class C,
1 mo. USD Term SOFR + 1.940%,
6.262%, due 05/15/34[2,3]	103,636	101,822
Series 2024-MF, Class C,
1 mo. USD Term SOFR + 1.941%,
6.263%, due 02/15/39[2,3]	143,444	142,995
Series 2021-VOLT, Class E,
1 mo. USD Term SOFR + 2.114%,
6.436%, due 09/15/36[2,3]	100,000	98,375
Series 2024-GPA2, Class C,
1 mo. USD Term SOFR + 2.191%,
6.513%, due 11/15/41[2,3]	121,000	120,698
Series 2024-KING, Class D,
1 mo. USD Term SOFR + 2.490%,
6.812%, due 05/15/34[2,3]	118,441	115,998
Series 2021-VOLT, Class F,
1 mo. USD Term SOFR + 2.514%,
6.836%, due 09/15/36[2,3]	100,000	97,922
Series 2024-XL5, Class D,
1 mo. USD Term SOFR + 2.690%,
7.012%, due 03/15/41[2,3]	140,947	139,097
Series 2023-XL3, Class D,
1 mo. USD Term SOFR + 3.589%,
7.911%, due 12/09/40[2,3]	71,601	71,623
BX Trust,
Series 2019-OC11, Class D,
4.076%, due 12/09/41[2,3]	100,000	92,734
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,718,154
Series 2025-ROIC, Class D,
1 mo. USD Term SOFR + 1.993%,
6.315%, due 03/15/30[2,3]	197,000	189,866
Series 2024-BIO, Class C,
1 mo. USD Term SOFR + 2.640%,
6.962%, due 02/15/41[2,3]	100,000	98,250
Series 2024-VLT4, Class E,
1 mo. USD Term SOFR + 2.889%,
7.211%, due 07/15/29[2,3]	136,000	130,555
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D,
1 mo. USD Term SOFR + 2.047%,
6.369%, due 12/15/37[2,3]	127,000	126,286
Series 2019-LIFE, Class F,
1 mo. USD Term SOFR + 2.847%,
7.169%, due 12/15/37[2,3]	100,000	98,940
Chase Home Lending Mortgage Trust,
Series 2024-2, Class A6A,
6.000%, due 02/25/55[2,3]	94,173	94,602

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-3, Class A6,
6.000%, due 02/25/55[2,3]	148,969	$149,720
Series 2024-4, Class A6,
6.000%, due 03/25/55[2,3]	160,825	162,270
Series 2024-11, Class A4,
6.000%, due 11/25/55[2,3]	121,321	122,502
Series 2024-11, Class A9A,
6.000%, due 11/25/55[2,3]	45,161	45,206
Series 2024-11, Class A9,
6.300%, due 11/25/55[2,3]	24,022	24,525
Chase Mortgage Finance Trust,
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	475,237	175,988
Series 2005-S3, Class A10,
5.500%, due 11/25/35	701,786	499,590
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR + 2.465%,
6.248%, due 02/20/36[2]	80,739	73,056
Citigroup Commercial Mortgage Trust,
Series 2017-P8, Class C,
4.395%, due 09/15/50[2]	68,000	59,512
Series 2023-SMRT, Class C,
6.048%, due 10/12/40[2,3]	100,000	100,894
Series 2023-PRM3, Class C,
6.572%, due 07/10/28[2,3]	100,000	102,243
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[2,3]	1,120,000	1,154,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
5.840%, due 09/25/35[2]	286	278
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
6.490%, due 05/25/35[2]	17,767	17,425
Series 2005-4, Class A,
6.722%, due 08/25/35[2]	29,765	29,465
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
6.828%, due 09/25/35[2]	3,963	3,832
COMM Mortgage Trust,
Series 2014-UBS3, Class XA,
IO,
0.765%, due 06/10/47[2]	125,000	2
Series 2024-277P, Class B,
7.232%, due 08/10/44[2,3]	134,000	142,166
Series 2024-CBM, Class D,
8.190%, due 12/10/41[2,3]	100,000	100,510

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
CONE Trust,
Series 2024-DFW1, Class A,
1 mo. USD Term SOFR + 1.642%,
5.964%, due 08/15/41[2,3]	54,000	$53,730
Series 2024-DFW1, Class D,
1 mo. USD Term SOFR + 3.040%,
7.362%, due 08/15/41[2,3]	57,000	56,433
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1,
1 yr. USD MTA + 1.000%,
5.575%, due 12/25/35[2]	65,832	55,163
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,138,664	613,939
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	287,588	143,432
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	9,321
Cross Mortgage Trust,
Series 2024-H8, Class A1,
5.549%, due 12/25/69[2,3,11]	97,608	97,857
Series 2024-H8, Class M1,
6.315%, due 12/25/69[2,3,11]	100,000	99,961
CRSO Trust
7.913%, due 07/10/28[2]	1,130,000	1,179,295
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	887,785
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR + 0.634%,
4.954%, due 08/19/45[2]	91,694	79,920
EFMT,
Series 2024-INV2, Class A3,
5.441%, due 10/25/69[2,3]	96,740	96,180
Series 2024-INV2, Class M1,
5.726%, due 10/25/69[2,3]	100,000	98,934
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A,
3.673%, due 09/10/35[2,3]	155,000	153,283
ELM Trust,
Series 2024-ELM, Class D10,
6.847%, due 06/10/39[2,3]	100,000	100,615
Series 2024-ELM, Class D15,
6.897%, due 06/10/39[2,3]	100,000	100,614
Fashion Show Mall LLC,
Series 2024-SHOW, Class C,
6.276%, due 10/10/41[2,3]	100,000	100,281
Federal Home Loan Mortgage Corp. Multiclass Certificates,
Series 2020-RR04, Class X,
IO,
2.126%, due 02/27/29[2]	3,460,000	204,378

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. REMICS,
Series 2764, Class LZ,
4.500%, due 03/15/34	164,823	$165,582
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.959%, due 01/15/32[2]	2,251	2,249
Series 2921, Class PG,
5.000%, due 01/15/35	384,929	384,968
Series 5475, Class FA,
30 day USD SOFR Average + 1.100%,
5.454%, due 11/25/54[2]	211,593	209,613
Series 2764, Class ZG,
5.500%, due 03/15/34	123,813	128,540
Series 5471, Class FK,
30 day USD SOFR Average + 1.150%,
5.504%, due 08/25/54[2]	255,789	253,591
Series 5474, Class FB,
30 day USD SOFR Average + 1.150%,
5.504%, due 11/25/54[2]	258,682	256,509
Series 2983, Class TZ,
6.000%, due 05/15/35	416,291	438,700
Series 3149, Class CZ,
6.000%, due 05/15/36	497,965	526,574
Series 5521, Class FB,
30 day USD SOFR Average + 1.700%,
6.000%, due 03/25/55[2]	243,954	244,299
Series 5513, Class FJ,
30 day USD SOFR Average + 1.800%,
6.000%, due 11/25/54[2]	244,319	244,776
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%,
6.154%, due 11/25/41[2,3]	130,000	130,387
Series 2024-HQA1, Class M2,
30 day USD SOFR Average + 2.000%,
6.354%, due 03/25/44[2,3]	210,000	210,262
Series 2022-DNA1, Class M2,
30 day USD SOFR Average + 2.500%,
6.854%, due 01/25/42[2,3]	417,000	422,734
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average + 2.900%,
7.254%, due 04/25/42[2,3]	99,000	101,611
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average + 3.350%,
7.704%, due 05/25/42[2,3]	283,000	293,259
Series 2021-DNA6, Class B1,
30 day USD SOFR Average + 3.400%,
7.754%, due 10/25/41[2,3]	200,000	204,944
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average + 3.700%,
8.054%, due 09/25/42[2,3]	178,000	186,334

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA2, Class M2,
30 day USD SOFR Average + 3.750%,
8.104%, due 02/25/42[2,3]	439,000	$455,275
Series 2022-DNA3, Class M2,
30 day USD SOFR Average + 4.350%,
8.704%, due 04/25/42[2,3]	111,000	116,651
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average + 4.500%,
8.854%, due 06/25/42[2,3]	192,000	203,086
Series 2022-HQA1, Class M2,
30 day USD SOFR Average + 5.250%,
9.604%, due 03/25/42[2,3]	383,000	405,830
Series 2022-DNA4, Class B1,
30 day USD SOFR Average + 6.250%,
10.604%, due 05/25/42[2,3]	81,000	86,999
Series 2022-HQA1, Class B1,
30 day USD SOFR Average + 7.000%,
11.354%, due 03/25/42[2,3]	200,000	216,500
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	291,317	293,108
Series T-58, Class 2A,
6.500%, due 09/25/43	125,512	128,020
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2025-R02, Class 1M2,
30 day USD SOFR Average + 1.600%,
5.953%, due 02/25/45[2,3]	108,000	107,460
Series 2025-R02, Class 1B1,
30 day USD SOFR Average + 1.950%,
6.303%, due 02/25/45[2,3]	75,000	73,679
Federal National Mortgage Association Connecticut Avenue Securities Trust,
Series 2025-R01, Class 1B1,
30 day USD SOFR Average + 1.700%,
6.053%, due 01/25/45[2,3]	90,000	87,866
Series 2022-R04, Class 1M2,
30 day USD SOFR Average + 3.100%,
7.454%, due 03/25/42[2,3]	191,000	196,118
Series 2022-R01, Class 1B1,
30 day USD SOFR Average + 3.150%,
7.504%, due 12/25/41[2,3]	178,000	181,338
Series 2023-R02, Class 1M2,
30 day USD SOFR Average + 3.350%,
7.704%, due 01/25/43[2,3]	144,000	149,580
Series 2022-R03, Class 1M2,
30 day USD SOFR Average + 3.500%,
7.854%, due 03/25/42[2,3]	82,000	84,717
Series 2023-R01, Class 1M2,
30 day USD SOFR Average + 3.750%,
8.103%, due 12/25/42[2,3]	133,000	139,359

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-R08, Class 1B1,
30 day USD SOFR Average + 5.600%,
9.954%, due 07/25/42[2,3]	336,000	$360,360
Federal National Mortgage Association REMICS,
Series 2024-40, Class FA,
30 day USD SOFR Average + 1.150%,
5.504%, due 03/25/54[2]	225,664	223,964
Series 2024-67, Class FA,
30 day USD SOFR Average + 1.170%,
5.524%, due 09/25/54[2]	241,688	240,449
Series 2024-76, Class JF,
30 day USD SOFR Average + 1.250%,
5.604%, due 11/25/54[2]	239,557	239,013
Series 2006-65, Class GD,
6.000%, due 07/25/26	5,142	5,148
Series 2003-64, Class AH,
6.000%, due 07/25/33	494,594	513,189
Series 2025-6, Class LF,
30 day USD SOFR Average + 1.800%,
6.000%, due 02/25/55[2]	241,604	242,143
Federal National Mortgage Association REMICS Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	34,154	34,571
Federal National Mortgage Association Trust,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	122,368	125,217
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
6.738%, due 08/25/35[2]	7,662	5,413
Government National Mortgage Association REMICS,
Series 2020-86, Class WK,
1.000%, due 06/20/50	208,709	159,721
Series 2021-119, Class NC,
1.500%, due 07/20/51	191,450	157,997
Series 2021-103, Class HE,
2.000%, due 06/20/51	185,232	152,710
Series 2018-38, Class WF,
1 mo. USD Term SOFR + 0.414%,
4.738%, due 10/20/43[2]	551,738	532,787
Series 2017-182, Class FW,
1 mo. USD Term SOFR + 0.464%,
4.788%, due 05/20/47[2]	181,689	174,568
Series 2015-H20, Class FB,
1 mo. USD Term SOFR + 0.714%,
5.039%, due 08/20/65[2]	359,581	359,427

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-4, Class FY,
30 day USD SOFR Average + 1.600%,
5.950%, due 01/20/55[2]	230,903	$230,969
Great Wolf Trust,
Series 2024-WOLF, Class D,
1 mo. USD Term SOFR + 2.890%,
7.212%, due 03/15/39[2,3]	110,000	109,484
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.822%, due 09/10/52[2]	105,000	89,374
Series 2015-GS1, Class AS,
4.037%, due 11/10/48[2]	80,000	77,504
Series 2016-GS2, Class C,
4.852%, due 05/10/49[2]	70,000	67,284
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
5.324%, due 09/25/35[2]	67,848	63,651
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
5.029%, due 07/19/35[2]	95,524	70,088
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR + 0.814%,
5.134%, due 01/19/35[2]	13,776	12,892
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D,
6.551%, due 01/13/40[2,3]	100,000	102,904
Series 2025-SPRL, Class E,
6.901%, due 01/13/40[2,3]	100,000	102,070
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.672%, due 03/15/42[2,3]	1,660,000	1,637,175
Series 2025-STAY, Class C,
1 mo. USD Term SOFR + 2.250%,
6.572%, due 03/15/42[2,3]	260,000	254,475
IRV Trust,
Series 2025-200P, Class C,
5.921%, due 03/14/47[2,3]	131,000	129,297
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B,
2.949%, due 09/06/38[2,3]	125,000	120,571
Series 2022-OPO, Class D,
3.565%, due 01/05/39[2,3]	144,000	118,020
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
5.133%, due 11/25/35[2]	215,713	166,235
Series 2006-A4, Class 2A2,
5.948%, due 06/25/36[2]	114,647	78,118
Series 2024-4, Class A6A,
6.000%, due 10/25/54[2,3]	67,709	68,011
LHOME Mortgage Trust,
Series 2024-RTL4, Class A1,
5.921%, due 07/25/39[2,3]	217,000	217,900

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.413%, due 09/10/39[2,3]	100,000	$91,936
MED Commercial Mortgage Trust,
Series 2024-MOB, Class C,
1 mo. USD Term SOFR + 2.291%,
6.612%, due 05/15/41[2,3]	100,000	98,229
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	103,000	98,243
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	19,000	18,118
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	50,000	46,493
Series 2018-L1, Class AS,
4.637%, due 10/15/51[2]	63,000	61,702
Series 2018-H4, Class C,
5.216%, due 12/15/51[2]	80,000	72,940
Series 2021-230P, Class B,
1 mo. USD Term SOFR + 1.563%,
5.885%, due 12/15/38[2,3]	63,000	58,721
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class M1,
5.609%, due 07/25/69[2,3]	100,000	98,395
Series 2024-3, Class A2,
6.000%, due 07/25/54[2,3]	101,577	102,026
MSWF Commercial Mortgage Trust,
Series 2023-1, Class C,
6.906%, due 05/15/56[2]	42,000	42,388
Series 2023-2, Class C,
7.252%, due 12/15/56[2]	32,000	32,737
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.727%, due 03/15/39[2,3]	2,650,000	2,646,687
NAAC Reperforming Loan REMICS Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	319,583	273,600
New Residential Mortgage Loan Trust,
Series 2024-RTL2, Class A1,
5.443%, due 09/25/39[2,3]	112,000	111,588
NRM FHT1 Excess Owner LLC,
Series 2025-FHT1, Class A,
6.545%, due 03/25/32[2,3]	126,076	125,252
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class D,
1 mo. USD Term SOFR + 2.441%,
6.763%, due 02/15/42[2,3]	100,000	96,744

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
NYMT Loan Trust,
Series 2024-INV1, Class A3,
5.834%, due 06/25/69[2,3]	104,750	$105,096
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[2,3]	2,640,000	2,694,302
OBX Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	263,792	222,242
Series 2025-NQM7, Class A3,
5.864%, due 05/25/55[2,3]	100,000	100,415
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	2,768,794
One Market Plaza Trust,
Series 2017-1MKT, Class A,
3.614%, due 02/10/32[3]	73,045	68,883
Series 2017-1MKT, Class C,
4.016%, due 02/10/32[3]	100,000	89,558
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class C,
6.645%, due 07/15/39[2,3]	136,000	140,367
ORL Trust,
Series 2024-GLKS, Class D,
1 mo. USD Term SOFR + 2.791%,
7.113%, due 12/15/39[2,3]	100,000	98,875
Reperforming Loan Trust REMICS,
Series 2003-R4, Class 2A,
4.745%, due 01/25/34[2,3]	317,864	284,042
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR + 0.454%,
4.781%, due 01/25/36[2,3]	210,670	197,219
RFMSI Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	138,991	133,283
ROCK Trust,
Series 2024-CNTR, Class D,
7.109%, due 11/13/41[3]	209,000	218,011
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[3]	1,125,000	1,150,472
SDAL Trust,
Series 2025-DAL, Class C,
1 mo. USD Term SOFR + 3.939%,
8.239%, due 04/15/42[2,3]	132,000	131,793
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR + 0.514%,
4.834%, due 07/20/36[2]	31,856	27,250
Series 2024-4, Class A10,
6.000%, due 05/25/54[2,3]	138,794	139,208
SFO Commercial Mortgage Trust,
Series 2021-555, Class D,
1 mo. USD Term SOFR + 2.514%,
6.837%, due 05/15/38[2,3]	28,000	26,741

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	303,283	$259,578
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
6.053%, due 07/25/34[2]	104,557	101,910
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.861%, due 04/25/36[2]	270,593	240,873
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR + 0.774%,
5.094%, due 09/19/32[2]	10,388	9,947
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C,
1 mo. USD Term SOFR + 1.992%,
6.314%, due 12/15/39[2,3]	100,000	97,222
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
4.554%, due 09/25/37[2]	76,284	75,040
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	195,057	185,309
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	337,514	290,558
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	198,514	170,981
Series 2022-4, Class A3,
4.740%, due 04/25/67[2,3]	101,145	98,394
Series 2024-7, Class A1,
5.095%, due 09/25/69[2,3]	115,589	114,960
Series 2024-7, Class A3,
5.400%, due 09/25/69[2,3]	90,304	89,784
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.979%, due 03/25/36[2]	304,949	258,020
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR + 0.694%,
5.021%, due 10/25/45[2]	148,804	145,640
Series 2006-AR9, Class 1A,
1 yr. USD MTA + 1.000%,
5.575%, due 08/25/46[2]	199,460	180,988
Series 2002-AR6, Class A,
1 yr. USD MTA + 1.400%,
5.975%, due 06/25/42[2]	3,859	3,534

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	$137,891
Series 2017-C39, Class C,
4.118%, due 09/15/50	76,000	69,942
Series 2024-1CHI, Class C,
6.434%, due 07/15/35[2,3]	132,000	132,098
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
IO,
0.393%, due 09/15/57[2]	637,682	126
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.405%, due 11/15/27[2,3]	3,100,000	3,092,250
Total mortgage-backed securities
(cost—$48,724,161)		48,097,299

Municipal bonds—0.5%
California: 0.0%†
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds,
Series A-1,
3.714%, due 06/01/41	200,000	151,827

Florida: 0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds,
Series A,
5.526%, due 07/01/34	200,000	204,194

Illinois: 0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,218,116

New York: 0.1%
City of New York NY, GO Bonds,
Series H,
6.291%, due 02/01/45	200,000	207,719
New York City Transitional Finance Authority, Future Tax, Revenue Bonds,
Series C-2,
4.375%, due 05/01/37	200,000	188,056
		395,775
Texas: 0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023-1,Class A1
5.102%, due 04/01/35	88,267	90,104
Total municipal bonds
(cost—$2,104,929)		2,060,016

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations: 1.3%
Angola: 0.0%†
Angola Government International Bonds
8.000%, due 11/26/29[3]		10,000	$7,972
8.750%, due 04/14/32[3]		10,000	7,703
9.125%, due 11/26/49[3]		40,000	27,180
9.375%, due 05/08/48[3]		35,000	24,511
			67,366
Brazil: 0.1%
Brazil Letras do Tesouro Nacional
0.000%, due 10/01/25[9]	BRL	2,100,000	348,994

Chile: 0.0%†
Chile Government International Bonds
5.650%, due 01/13/37		75,000	76,575

Colombia: 0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30		50,000	42,300
8.000%, due 11/14/35		30,000	29,520
8.375%, due 11/07/54		15,000	13,733
			85,553
Costa Rica: 0.0%†
Costa Rica Government International Bonds
7.158%, due 03/12/45[7]		30,000	30,578

Dominican Republic: 0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[3]		60,000	57,675
6.950%, due 03/15/37[3]		50,000	49,675
7.150%, due 02/24/55[3]		30,000	29,325
			136,675
El Salvador: 0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]		25,000	24,961

Hungary: 0.0%†
Hungary Government International Bonds
5.500%, due 03/26/36[3]		30,000	28,380

Indonesia: 0.1%
Indonesia Government International Bonds
4.625%, due 04/15/43[3]		165,000	145,117

Israel: 0.1%
Israel Government International Bonds
5.500%, due 03/12/34		200,000	198,400

Ivory Coast: 0.0%†
Ivory Coast Government International Bonds
8.075%, due 04/01/36[3]		20,000	18,325
8.250%, due 01/30/37[3]		25,000	22,938
			41,263
Japan: 0.2%
Japan Bank for International Cooperation
2.875%, due 07/21/27		300,000	293,954
Japan International Cooperation Agency
2.750%, due 04/27/27		300,000	292,844
			586,798

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Mexico: 0.1%
Mexico Government International Bonds
4.400%, due 02/12/52		175,000	$117,381
6.338%, due 05/04/53		45,000	39,510
6.400%, due 05/07/54		15,000	13,238
6.875%, due 05/13/37		65,000	65,845
7.375%, due 05/13/55		130,000	128,586
			364,560
Oman: 0.0%†
Oman Government International Bonds
6.500%, due 03/08/47[3]		15,000	14,812
7.000%, due 01/25/51[3]		45,000	46,828
			61,640
Panama: 0.0%†
Panama Government International Bonds
2.252%, due 09/29/32		80,000	58,600
4.300%, due 04/29/53		45,000	27,574
6.400%, due 02/14/35		60,000	56,632
			142,806
Paraguay: 0.0%†
Paraguay Government International Bonds
5.400%, due 03/30/50[3]		60,000	50,947

Peru: 0.1%
Peru Government International Bonds
6.150%, due 08/12/32[3]	PEN	600,000	166,831
6.950%, due 08/12/31[7]		100,000	29,622
			196,453
Poland: 0.0%†
Republic of Poland Government International Bonds
5.125%, due 09/18/34		100,000	99,394

Qatar: 0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[3]		60,000	50,730

Romania: 0.1%
Romania Government International Bonds
3.000%, due 02/14/31[7]		104,000	86,126
3.625%, due 03/27/32[3]		50,000	41,451
5.375%, due 03/22/31[3]	EUR	250,000	277,194
			404,771
Saudi Arabia: 0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]		120,000	75,000
3.750%, due 01/21/55[3]		50,000	33,675
4.875%, due 07/18/33[3]		200,000	198,000
5.000%, due 01/18/53[3]		200,000	169,438
5.625%, due 01/13/35[3]		35,000	36,190
			512,303
Serbia: 0.0%†
Serbia International Bonds
6.000%, due 06/12/34[3]		15,000	14,813

South Africa: 0.2%
Republic of South Africa Government Bonds
8.875%, due 02/28/35		7,400,000	356,613
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	64,154
5.750%, due 09/30/49		45,000	31,932
7.100%, due 11/19/36[3]		220,000	208,946
7.950%, due 11/19/54[3]		80,000	72,260
			733,905

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Supranationals: 0.1%
European Union
2.875%, due 10/05/29[7]	EUR	400,000	$463,911

Turkey: 0.0%†
Turkiye Government International Bonds
5.750%, due 05/11/47		40,000	28,760

United Kingdom: 0.1%
U.K. Gilts
4.375%, due 07/31/54[7]		295,000	343,767

Uruguay: 0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		95,000	87,258
Total non-U.S. government agency obligations
(cost $5,624,340)			5,326,678

	Number of
	shares
Preferred stocks: 1.3%
Capital markets: 0.6%
CION Investment Corp.	48,000	1,192,800
Trinity Capital, Inc.	50,000	1,262,000
		2,454,800
Mortgage real estate investment: 0.7%
Ellington Financial, Inc.[2,8] Series C	121,000	2,980,230
Total preferred stocks
(cost—$5,475,000)		5,435,030

	Face
	amount[1]
U.S. government agency obligations: 8.2%
Federal Home Loan Mortgage Corp.
3.500%, due 05/01/52	460,055	415,716
3.500%, due 07/01/52	73,660	66,674
4.000%, due 04/01/52	479,241	447,652
4.000%, due 10/01/52	91,744	85,682
4.500%, due 08/01/52	734,242	704,103
4.500%, due 10/01/52	212,918	204,519
5.000%, due 10/01/52	205,035	201,603
5.000%, due 11/01/52	282,647	277,976
5.000%, due 12/01/52	403,907	398,001
5.000%, due 02/01/53	207,636	204,043
5.000%, due 04/01/53	148,071	145,435
5.000%, due 05/01/53	179,580	176,346
5.000%, due 03/01/54	197,976	193,959
5.500%, due 04/01/53	486,572	486,730
5.500%, due 07/01/53	248,612	249,113
5.500%, due 10/01/53	180,167	179,954
5.500%, due 11/01/53	130,643	130,866
5.500%, due 12/01/53	411,743	411,230
5.500%, due 03/01/54	118,111	118,641
5.500%, due 06/01/54	122,208	122,399
5.500%, due 07/01/54	34,330	34,394
6.000%, due 06/01/53	192,024	195,915
6.000%, due 07/01/53	388,922	395,232
6.000%, due 08/01/53	161,735	164,346
6.000%, due 10/01/53	269,807	274,123
6.000%, due 12/01/53	51,585	52,402
6.000%, due 02/01/54	174,820	177,417
Federal National Mortgage Association
3.000%, due 02/01/52	917,125	800,193
3.000%, due 03/01/53	44,275	38,420
3.750%, due 11/01/26[2,11,12]	1,428	1,428
4.000%, due 06/01/52	257,161	240,830

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
4.000%, due 10/01/52	80,933	$76,427
4.500%, due 10/01/52	214,230	205,240
4.500%, due 05/01/53	173,998	166,876
5.000%, due 10/01/52	246,558	241,951
5.000%, due 12/01/52	481,222	472,962
5.000%, due 02/01/53	419,220	412,183
5.000%, due 03/01/53	193,689	189,982
5.000%, due 04/01/53	396,396	389,558
5.000%, due 05/01/53	87,069	85,527
5.000%, due 06/01/53	451,750	443,645
5.000%, due 07/01/53	178,277	175,827
5.188%, due 11/01/34[2]	1,049,862	1,049,861
1 yr. CMT + 2.103%,
5.287%, due 05/01/30[2]	8,734	8,769
5.500%, due 01/01/53	393,542	394,127
5.500%, due 02/01/53	199,099	199,388
5.500%, due 03/01/53	54,833	54,875
5.500%, due 06/01/53	129,587	129,621
5.500%, due 06/01/54	159,240	159,236
5.500%, due 07/01/54	140,772	140,891
6.000%, due 06/01/53	354,718	360,636
6.000%, due 07/01/53	402,577	409,109
6.000%, due 08/01/53	40,180	40,829
6.000%, due 09/01/53	287,088	291,702
6.000%, due 10/01/53	287,645	292,245
6.000%, due 12/01/53	51,470	52,289
6.000%, due 02/01/54	121,236	123,705
6 mo. USD RFUCCT + 1.538%,
6.163%, due 01/01/36[2]	2,345	2,359
1 yr. USD RFUCCT + 1.780%,
6.405%, due 11/01/35[2]	2,700	2,724
1 yr. USD RFUCCT + 1.603%,
6.478%, due 12/01/35[2]	11,739	11,789
1 yr. USD RFUCCT + 1.815%,
6.748%, due 03/01/36[2]	14,004	14,151
1 yr. CMT + 2.229%,
6.827%, due 04/01/27[2]	1,997	2,004
1 yr. USD RFUCCT + 1.827%,
6.828%, due 03/01/36[2]	12,541	12,684
1 yr. USD RFUCCT + 1.912%,
6.912%, due 02/01/36[2]	8,217	8,331
Government National Mortgage Association
1 yr. CMT + 1.500%,
4.625%, due 07/20/25[2]	23	23
1 yr. CMT + 1.500%,
4.625%, due 01/20/26[2]	128	128
1 yr. CMT + 1.500%,
4.875%, due 05/20/26[2]	527	526
5.000%, due 12/20/49	38,099	37,976
Government National Mortgage Association, TBA
3.500%	455,000	413,276
4.000%	500,000	465,243

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
4.500%	400,000	$382,691
5.000%	400,000	392,093
6.000%	325,000	328,549
Uniform Mortgage-Backed Security, TBA
2.500%	890,000	739,676
3.500%	910,000	820,890
4.000%	5,710,000	5,318,962
4.500%	400,000	382,432
5.000%[13]	1,400,000	1,370,037
5.500%	7,475,000	7,453,365
6.000%[13]	2,440,000	2,474,654
Total U.S. government agency obligations (cost—$34,665,719)		34,797,366

U.S. Treasury obligations: 11.3%
U.S. Treasury Bonds
1.375% due 08/15/50	11,020,000	5,495,795
1.625% due 11/15/50	2,000,000	1,066,172
2.000% due 02/15/50	800,000	475,063
2.250% due 08/15/49	300,000	190,008
2.375% due 02/15/42	500,000	366,582
2.375% due 11/15/49	100,000	64,973
2.875% due 08/15/45	500,000	377,617
2.875% due 05/15/49	500,000	362,402
2.875% due 05/15/52	750,000	534,316
3.000% due 11/15/44	500,000	388,809
3.000% due 02/15/48	1,200,000	900,750
3.000% due 08/15/48	100,000	74,711
3.000% due 02/15/49	400,000	297,703
3.000% due 08/15/52	2,400,000	1,754,625
3.250% due 05/15/42	8,600,000	7,179,656
3.375% due 11/15/48	100,000	79,879
3.625% due 02/15/53	10,225,000	8,462,785
3.875% due 02/15/43	1,650,000	1,493,379
3.875% due 05/15/43	400,000	361,141
4.250% due 08/15/54	300,000	278,109
4.375% due 08/15/43	200,000	192,844
4.500% due 11/15/54	100,000	96,797
4.625% due 05/15/44	100,000	99,215
4.625% due 05/15/54	200,000	197,164
4.625% due 02/15/55	100,000	98,953
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	122,540	67,341
0.750% due 02/15/45	406,446	298,636
1.000% due 02/15/46	336,613	256,347
1.000% due 02/15/49	126,785	92,704
1.500% due 02/15/53	906,913	724,803
2.125% due 02/15/54	376,310	346,835
2.375% due 02/15/55	434,752	423,196
U.S. Treasury Inflation-Indexed Notes
0.125% due 10/15/25	122,956	122,898
0.125% due 07/15/31	714,204	655,354
0.125% due 01/15/32	345,273	311,696
0.375% due 07/15/25	1,210,788	1,209,556
0.625% due 01/15/26	134,268	134,158
1.250% due 04/15/28	1,489,082	1,495,958
2.125% due 01/15/35	2,001,641	2,036,895
U.S. Treasury Notes
0.500% due 08/31/27	5,900,000	5,494,836
2.625% due 07/31/29[13]	700,000	671,234

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
3.875% due 08/15/34	2,350,000	$2,301,898
U.S. Treasury STRIPS Coupon
0.000% due 05/15/41[9]	300,000	138,314
0.000% due 08/15/41[9]	400,000	181,921
Total U.S. Treasury obligations
(cost—$49,094,336)		47,854,028

Number of
shares
Exchange traded funds: 0.4%
Invesco Senior Loan ETF (cost—$1,876,499)	82,474	1,708,861

	Face
	amount[1]
Short-term U.S. treasury obligations—0.6%
U.S. Treasury Bills
4.139% due 10/09/25[14]	1,300,000	1,276,358
4.284% due 07/17/25[14]	1,450,000	1,437,031
Total short-term U.S. treasury obligations
(cost—$2,713,823)		2,713,389

	Number of
	shares
Short-term investments—2.9%
Investment companies: 2.3%
State Street Institutional U.S. Government Money Market Fund, 4.288%[14]
(cost $9,737,140)	9,737,140	9,737,140
Total Short-term investments
(cost—$12,450,963)		12,450,529

Investment of cash collateral from securities loaned—2.3%
Money market funds: 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[14]
(cost—$9,611,416)	9,611,416	9,611,416

	Number of	Notional
	contracts	amount		Value
Swaptions Purchased: 0.0%†
Call swaptions: 0.0%†
1 Year USD SOFR Interest Rate Swap, strike @ 3.460, expires 06/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/18/26	900,000	USD	900,000	$1,078
1 Year USD SOFR Interest Rate Swap, strike @ 3.570, expires 06/20/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/24/26	2,600,000	USD	2,600,000	4,628
1 Year USD SOFR Interest Rate Swap, strike @ 3.650, expires 08/04/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/06/26	9,600,000	USD	9,600,000	34,675
1 Year USD SOFR Interest Rate Swap, strike @ 3.650, expires 08/12/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/14/26	8,900,000	USD	8,900,000	34,498
1 Year USD SOFR Interest Rate Swap, strike @ 3.600, expires 06/09/25 (Counterparty: DB; pay floating rate); underlying swap terminates 06/11/26	3,500,000	USD	3,500,000	5,225
1 Year USD SOFR Interest Rate Swap, strike @ 3.360, expires 07/14/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/16/26	2,500,000	USD	2,500,000	3,985

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
1 Year USD SOFR Interest Rate Swap, strike @ 3.450, expires 07/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 07/21/26	4,200,000	USD	4,200,000	$8,652
1 Year USD SOFR Interest Rate Swap, strike @ 3.500, expires 07/21/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 07/23/26	4,700,000	USD	4,700,000	11,062
Total call swaptions				103,803
Total Swaptions Purchased (cost—$37,290)				103,803
Total investments before investments sold short (cost—$464,847,440)—109.3%				461,528,524

	Number of shares
Investments sold short: (0.1)%
U.S. government agency obligations: (0.1)%
Uniform Mortgage-Backed Security, TBA
5.000%	$(300,000)	(293,676)
6.000%	(100,000)	(101,436)
Total U.S. government agency obligations (cost—$(390,062))		(395,112)
Total investments sold short (Proceeds—$(390,062))		(395,112)
Total investments (cost—$464,457,378)[15]—109.2%		461,133,412
Liabilities in excess of other assets—(9.2)%		(39,032,860)
Net assets—100.0%		$422,100,552

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	100,000	100,000	iTraxx Europe S43, strike @ 1.000	JPMCB	06/18/25	$(199)	$(67)	$132
USD	(61,410,938)	600,000	UMBS TBA, strike @ 102.352	MSCI	05/06/25	(398)	(3)	395
USD	70,000	100,000	CDX.NA.IG.S43, strike @ 0.700	GSI	05/21/25	(138)	(57)	81
USD	(339)	3,000	CBOT 10 Year U.S. Treasury Notes, strike @ 113.000	GS	05/23/25	(1,227)	(1,641)	(414)
USD	(109)	1,000	CBOT 10 Year U.S. Treasury Notes, strike @ 108.500	GS	05/23/25	(396)	(31)	365
USD	(218)	2,000	CBOT 10 Year U.S. Treasury Notes, strike @ 109.000	GS	05/23/25	(612)	(94)	518
USD	(110)	1,000	CBOT 5 Year U.S. Treasury Notes, strike @ 110.000	GS	05/23/25	(217)	(281)	(64)
USD	(107)	1,000	CBOT 5 Year U.S. Treasury Notes, strike @ 107.000	GS	05/23/25	(202)	(31)	171
USD	225,000	300,000	CDX.NA.IG.S43, strike @ 0.750	GSI	06/18/25	(393)	(284)	109
USD	70,000	100,000	CDX.NA.IG.S43, strike @ 0.700	GSI	06/18/25	(190)	(134)	56
USD	255,000	300,000	CDX.NA.IG.S44, strike @ 0.850	GSI	06/18/25	(263)	(269)	(6)
USD	270,000	300,000	CDX.NA.IG.S44, strike @ 0.900	GSI	07/16/25	(339)	(405)	(66)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	100,000	100,000	CDX.NA.IG.S44, strike @ 1.000	JPMCB	07/16/25	$(103)	$(94)	$9
USD	85,000	100,000	CDX.NA.IG.S44, strike @ 0.850	GSI	07/16/25	(137)	(164)	(27)
Total						$(4,814)	$(3,555)	$1,259

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	349	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.490 terminating 06/18/35	MSCI	Pay	06/16/25	$(941)	$(825)	$116
USD	1,074	300,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.580 terminating 06/24/35	MSCI	Pay	06/20/25	(2,898)	(3,561)	(663)
USD	4,449	1,200,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.708 terminating 08/06/35	MSCI	Pay	08/04/25	(12,352)	(26,455)	(14,103)
USD	3,739	1,000,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.739 terminating 08/14/35	JPMCB	Pay	08/12/25	(7,234)	(24,329)	(17,095)
USD	1,450	400,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.626 terminating 06/11/35	DB	Pay	06/09/25	(3,361)	(4,816)	(1,455)
USD	1,056	300,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.519 terminating 07/16/35	BOA	Pay	07/14/25	(2,521)	(3,661)	(1,140)
USD	1,758	500,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.515 terminating 07/21/35	MSCI	Pay	07/17/25	(3,992)	(6,247)	(2,255)
USD	2,093	600,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.489 terminating 07/23/35	CITI	Pay	07/21/25	(4,285)	(7,150)	(2,865)
USD	357	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.566 terminating 05/06/35	MSCI	Pay	05/02/25	(456)	(136)	320
USD	392	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.916 terminating 05/06/35	MSCI	Pay	05/02/25	(457)	(1)	456
USD	408	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.082 terminating 05/16/35	BOA	Pay	05/14/25	(447)	(29)	418
USD	358	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.582 terminating 05/16/35	BOA	Pay	05/14/25	(447)	(610)	(163)
USD	409	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.090 terminating 05/19/35	JPMCB	Pay	05/15/25	(400)	(33)	367

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	359	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.590 terminating 05/19/35	JPMCB	Pay	05/15/25	$(400)	$(668)	$(268)
USD	411	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.110 terminating 05/19/35	JPMCB	Pay	05/15/25	(418)	(29)	389
USD	361	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.610 terminating 05/19/35	JPMCB	Pay	05/15/25	(417)	(744)	(327)
USD	394	100,000	7 Year USD SOFR Interest Rate Swap, strike @ 3.940 terminating 05/19/32	JPMCB	Pay	05/15/25	(317)	(27)	290
USD	344	100,000	7 Year USD SOFR Interest Rate Swap, strike @ 3.440 terminating 05/19/32	JPMCB	Pay	05/15/25	(318)	(571)	(253)
USD	796	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.982 terminating 05/21/35	BB	Pay	05/19/25	(795)	(190)	605
USD	706	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.532 terminating 05/21/35	BB	Pay	05/19/25	(795)	(1,064)	(269)
USD	693	200,000	7 Year USD SOFR Interest Rate Swap, strike @ 3.463 terminating 05/27/32	GS	Pay	05/22/25	(690)	(1,488)	(798)
USD	783	200,000	7 Year USD SOFR Interest Rate Swap, strike @ 3.913 terminating 05/27/32	GS	Pay	05/22/25	(690)	(120)	570
USD	404	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.038 terminating 05/27/35	GS	Pay	05/22/25	(440)	(89)	351
USD	364	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.638 terminating 05/27/35	GS	Pay	05/22/25	(440)	(995)	(555)
USD	405	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.046 terminating 05/28/35	MSCI	Pay	05/23/25	(428)	(93)	335
USD	365	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.646 terminating 05/28/35	MSCI	Pay	05/23/25	(428)	(1,053)	(625)
USD	397	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.970 terminating 05/29/35	GS	Pay	05/27/25	(388)	(158)	230
USD	397	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.970 terminating 05/30/35	MSCI	Pay	05/27/25	(388)	(158)	230
USD	357	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.570 terminating 05/30/35	GS	Pay	05/27/25	(388)	(775)	(387)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	357	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.570 terminating 05/29/35	MSCI	Pay	05/27/25	$(388)	$(775)	$(387)
USD	384	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.840 terminating 05/30/25	MSCI	Pay	05/30/25	(412)	(412)	—
USD	344	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.440 terminating 05/30/25	MSCI	Pay	05/30/25	(412)	(412)	—
Total swaptions written							$(48,743)	$(87,674)	$(38,931)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
4	EUR	Euro Bund 10 Year Index Futures	June 2025	$575,135	$597,148	$22,013
14	EUR	EURO Schatz 2 Year Index Futures	June 2025	1,695,612	1,706,050	10,438
Interest rate futures buy contracts:
12	CAD	Canadian Bond 10 Year Futures	June 2025	$1,064,764	$1,076,396	$11,632
5	GBP	United Kingdom Long Gilt Bond Futures	June 2025	616,966	623,171	6,205
U.S. Treasury futures buy contracts:
80	USD	U.S. Long Bond Futures	June 2025	$9,294,584	$9,330,000	$35,416
281	USD	U.S. Treasury Note 10 Year Futures	June 2025	30,875,250	31,533,469	658,219
89	USD	U.S. Treasury Note 2 Year Futures	June 2025	18,359,661	18,525,211	165,550
172	USD	U.S. Treasury Note 5 Year Futures	June 2025	18,461,703	18,781,594	319,891
234	USD	Ultra U.S. Treasury Bond Futures	June 2025	28,354,840	28,321,312	(33,528)
172	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	19,321,723	19,734,313	412,590
Total				$128,620,238	$130,228,664	$1,608,426
Index futures sell contracts:
4	EUR	EURO Bobl 5 Year Index Future	June 2025	$(536,736)	$(542,092)	$(5,356)
U.S. Treasury futures sell contracts:
6	USD	U.S. Long Bond Futures	June 2025	$(691,610)	$(699,750)	$(8,140)
165	USD	U.S. Treasury Note 5 Year Futures	June 2025	(17,668,774)	(18,017,227)	(348,453)
47	USD	Ultra U.S. Treasury Bond Futures	June 2025	(5,644,096)	(5,688,469)	(44,373)
23	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	(2,593,936)	(2,638,890)	(44,954)
Total				$(27,135,152)	$(27,586,428)	$(451,276)
Net unrealized appreciation (depreciation)						$1,157,150

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Implied credit spread as of April 30, 2025[17]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S44	N/A	USD	4,980	06/20/30	Quarterly	(5.000)%	$227,376	$216,869	$(10,507)
CDX.NA.IG.S44	N/A	USD	100	06/20/30	Quarterly	(1.000)	1,770	1,621	(149)
Total							$229,146	$218,490	$(10,656)

Centrally cleared credit default swap agreements on corporate issues—Sell protection16

Referenced obligations	Implied credit spread as of April 30, 2025[17]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000%	$(987)	$6,260	$7,247
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100,000	06/20/26	Quarterly	1.000	193	768	575
Boeing Co. 2.600%, due 06/20/26	N/A	USD	300	06/20/30	Quarterly	(1.000)	798	909	111
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200,000	06/20/28	Quarterly	5.000	21,626	29,237	7,611
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000	(665)	6,200	6,865
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	100,000	12/20/28	Quarterly	1.000	(172)	1,596	1,768
Total							$20,793	$44,970	$24,177

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 Month AUD Bank Bill Swap	4.500%	$13,438	$19,827
AUD	300	03/20/34	Semi-annual	6 Month AUD Bank Bill Swap	4.500	7,905	15,361
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	12,931	10,824
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(427)	(119)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(22,242)	(22,242)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(5,523)	(5,523)
CAD	1,100	06/01/32	Semi-annual	3.500%	1 day CAD CORRA	(48,482)	(40,500)
CAD	300	12/20/33	Semi-annual	3.750	1 day CAD CORRA	(18,095)	(17,064)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	(1,163)	(1,163)
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	(526)	(526)
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	(560)	(560)
EUR	200	03/09/33	Annual	6 Month EURIBOR	2.547	3,704	3,704
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(259)	(259)
EUR	1,760	09/17/35	Annual	6 mo. EURIBOR	2.250	(35,545)	38,667

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
EUR	100	08/13/29	Semi-annual	2.700%	6 mo. EURIBOR	$(4,399)	$(4,399)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(4,124)	(4,125)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	(2,196)	(2,196)
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	(1,492)	(1,492)
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	(1,261)	(1,261)
EUR	810	09/17/55	Semi-annual	2.250	6 mo. EURIBOR	33,241	(34,041)
GBP	310	03/19/30	Annual	1 day GBP SONIA	3.500%	(2,406)	5,800
JPY	70,000	06/18/32	Annual	1.250	1 day JPY TONA	(12,456)	438
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000	4,142	2,512
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	1,542	2,003
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	(2,384)	(2,384)
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	(1,655)	(357)
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	(12,649)	932
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	(1,402)	(1,402)
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	(1,374)	(1,374)
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(2,939)	(2,939)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	(1,429)	(1,429)
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	(5,530)	(5,530)
USD	700	12/31/31	Annual	4.100	1 day USD SOFR	(27,635)	(14,267)
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	27,437	5,456
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	63,285	45,567
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	(6,712)	(6,712)
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	(5,379)	(5,379)
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	(2,990)	(2,990)
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	(1,833)	(1,833)
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	(4,421)	(4,421)
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	(2,562)	(2,562)
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	(2,778)	(2,778)
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(5,096)	(5,096)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	(836)	(836)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	4,367	1,686
USD	200	11/15/34	Annual	3.883	1 day USD SOFR	(4,697)	(4,697)
USD	100	11/15/34	Annual	3.750	1 day USD SOFR	(1,290)	(1,290)
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(11,765)	(11,765)
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	(2,276)	(2,276)
USD	100	03/12/35	Annual	3.905	1 day USD SOFR	(2,329)	(2,329)
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	(5,094)	(5,094)
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	123,266	79,302
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	1,254	1,254
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	12,065	7,415
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	3,209	3,209
USD	1,600	05/31/25	At Maturity	5.160	1 day USD SOFR	(6,343)	(6,338)
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	5,220	5,043
Total						$32,452	$17,452

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

OTC credit default swap agreements on credit indices—Sell protection16

Counterparty	Implied credit spread as of April 30, 2025[17]	Referenced obligations	Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	N/A	iTraxx Europe Crossover S42	689	12/20/29	Quarterly	5.000%	$133,008	$139,956	$6,948
GSI	N/A	iTraxx Europe Crossover S42	197	12/20/29	Quarterly	5.000	56,056	60,011	3,955
BNP	N/A	iTraxx Europe Crossover S42	295	12/20/29	Quarterly	5.000	38,057	40,003	1,946
							$227,121	$239,970	$12,849

OTC credit default swap agreements on Non-U.S. government agency obligations issues—sell protection16

Counterparty	Implied credit spread as of April 30, 2025[17]	Referenced obligations	Notional amount (000)	Maturity date	Payment frequency	Payments madeby the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	N/A	Turkiye Government International Bonds	200	06/20/25	Quarterly	(1.000)	$29	$226	$197

OTC credit default swap agreements on corporate issues—sell protection16

Counterparty	Implied credit spread as of April 30, 2025[17]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments madeby the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CITI	N/A	Schlumberger Oilfield U.K. Ltd.	USD	200	06/20/25	Quarterly	(1.000)%	$215	$475	$260
DB	N/A	Petroleos Mexicanos	USD	88	07/6/26	Monthly	(4.750)	—	370	370
GSI	N/A	SoftBank Group Corp.	USD	100	06/20/26	Quarterly	(1.000)	(551)	(324)	227
Total	N/A							$(336)	$521	$857

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[18]	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	16	06/11/25	At Maturity	1 day USD SOFR	(0.950)%	$—	$(13,552)	$(13,552)
GSI	USD	13	06/17/25	At Maturity	1 day USD SOFR	(0.800)	—	(10,436)	(10,436)
							$—	$(23,988)	$(23,988)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	GBP	217,000	USD	281,168	05/02/25	$(8,028)
BB	USD	16,337	JPY	2,434,747	05/02/25	692
BB	USD	27,602	TRY	1,071,379	05/05/25	230
BB	INR	5,261,466	USD	61,229	05/06/25	(1,044)
BB	USD	11,345	TRY	442,107	05/12/25	45
BB	USD	82,219	TRY	3,207,182	05/13/25	308
BB	MYR	34,610	USD	7,703	05/21/25	(322)
BB	USD	51,330	TRY	2,018,622	05/21/25	119
BB	USD	24,664	TRY	971,345	05/22/25	64
BB	USD	105,633	TRY	4,177,248	05/27/25	82
BB	USD	66,607	TRY	2,631,389	05/27/25	(14)
BB	USD	109,095	IDR	1,833,003,281	05/28/25	1,224
BB	USD	16,457	JPY	2,339,035	06/03/25	(39)
BB	USD	24,403	TRY	962,246	06/05/25	(307)
BB	USD	22,707	PLN	87,976	06/06/25	547
BB	TRY	259,641	USD	6,213	06/11/25	(247)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	30,087	TRY	1,185,923	06/11/25	$(583)
BB	TRY	9,469,878	USD	231,532	06/16/25	(2,801)
BB	USD	76,200	TRY	3,093,841	06/16/25	358
BB	USD	27,640	TRY	1,093,127	06/16/25	(590)
BB	CNH	4,358,000	USD	604,458	06/18/25	3,006
BB	USD	44,944	CNH	328,000	06/18/25	324
BB	USD	13,720	TRY	542,721	06/20/25	(348)
BB	TRY	287,701	USD	6,787	06/25/25	(264)
BB	USD	62,779	TRY	2,532,803	06/25/25	(707)
BB	USD	73,940	CNH	537,000	08/20/25	519
BNP	EUR	26,000	USD	28,132	05/02/25	(1,322)
BNP	INR	3,913,186	USD	45,929	05/02/25	(390)
BNP	JPY	43,781,004	USD	304,939	05/02/25	(1,265)
BNP	USD	520,948	CAD	722,190	05/02/25	2,936
BNP	USD	52,652	CHF	43,000	05/02/25	(553)
BNP	USD	45,558	INR	3,913,186	05/02/25	761
BNP	USD	48,636	JPY	7,286,154	05/02/25	2,323
BNP	USD	231,604	JPY	32,972,553	05/02/25	(994)
BNP	BRL	1,625,549	USD	281,587	05/05/25	(4,845)
BNP	USD	287,108	BRL	1,625,549	05/05/25	(676)
BNP	INR	2,066,771	USD	24,000	05/06/25	(462)
BNP	USD	113,339	INR	9,697,403	05/07/25	1,429
BNP	IDR	3,349,142,216	USD	200,000	05/09/25	(1,716)
BNP	USD	86,661	INR	7,461,820	05/09/25	1,635
BNP	CNH	122,268	USD	16,855	05/12/25	28
BNP	CNH	246,756	USD	33,878	05/12/25	(80)
BNP	USD	23,038	CNH	166,725	05/12/25	(93)
BNP	USD	30,379	KRW	44,786,772	05/12/25	1,138
BNP	USD	36,955	TWD	1,211,442	05/12/25	945
BNP	IDR	103,002,689	USD	6,062	05/14/25	(141)
BNP	IDR	232,223,087	USD	13,759	05/15/25	(224)
BNP	INR	1,659,051	USD	19,096	05/15/25	(527)
BNP	USD	32,268	KRW	46,056,759	05/15/25	149
BNP	USD	39,880	TWD	1,277,471	05/15/25	96
BNP	INR	1,822,010	USD	21,111	05/16/25	(438)
BNP	USD	150,000	INR	12,895,350	05/19/25	2,478
BNP	ILS	169,297	USD	45,683	05/21/25	(856)
BNP	USD	50,000	INR	4,291,935	05/21/25	742
BNP	IDR	1,690,781,000	USD	100,000	05/27/25	(1,763)
BNP	USD	100,000	INR	8,557,644	05/27/25	1,128
BNP	BRL	961,354	USD	168,595	06/03/25	445
BNP	CAD	721,052	USD	520,948	06/03/25	(2,944)
BNP	CHF	190,686	USD	232,528	06/03/25	683
BNP	USD	304,939	JPY	43,623,233	06/03/25	1,261
BNP	USD	185,812	PLN	718,870	06/06/25	4,195
BNP	USD	12,761	TRY	518,744	06/16/25	75
BNP	CNH	274,748	USD	37,616	06/18/25	(302)
BNP	USD	1,063,618	CNH	7,735,555	06/18/25	3,975
BNP	USD	550,213	CNH	3,978,012	06/18/25	(1,203)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	TWD	2,241,064	USD	68,882	07/16/25	$(1,613)
BNP	TWD	3,856,925	USD	118,303	08/20/25	(3,360)
BNP	BRL	2,000,000	USD	326,321	10/02/25	(13,416)
BOA	SGD	127,991	USD	97,507	05/02/25	(488)
BOA	USD	2,886,655	EUR	2,546,000	05/02/25	(2,417)
BOA	USD	7,606	SGD	9,972	05/02/25	29
BOA	INR	4,668,129	USD	54,885	05/05/25	(370)
BOA	USD	54,442	INR	4,668,129	05/05/25	813
BOA	KRW	146,876,583	USD	102,742	05/07/25	(583)
BOA	USD	100,015	KRW	146,876,583	05/07/25	3,310
BOA	CNH	126,896	USD	17,336	05/12/25	(128)
BOA	ILS	187,936	USD	50,927	05/21/25	(735)
BOA	EUR	2,546,000	USD	2,892,231	06/03/25	2,942
BOA	SGD	18,890	USD	14,446	06/03/25	(41)
BOA	CNH	180,000	USD	24,892	06/18/25	50
BOA	CNH	452,922	USD	61,996	06/18/25	(513)
BOA	USD	102,742	KRW	146,497,463	06/18/25	595
BOA	ZAR	3,579,929	USD	189,566	06/23/25	(2,155)
BOA	USD	15,850	INR	1,363,558	06/30/25	226
BOA	TWD	19,389	USD	595	08/20/25	(17)
CITI	CAD	723,180	USD	508,437	05/02/25	(16,165)
CITI	GBP	12,000	USD	15,813	05/02/25	(180)
CITI	USD	143,353	AUD	225,000	05/02/25	771
CITI	USD	304,235	GBP	229,000	05/02/25	954
CITI	INR	1,362,808	USD	15,943	05/05/25	(188)
CITI	USD	16,023	INR	1,362,808	05/05/25	108
CITI	USD	100,103	INR	8,648,539	05/09/25	2,236
CITI	USD	5,656	IDR	95,399,904	05/14/25	89
CITI	IDR	95,428,184	USD	5,656	05/21/25	(89)
CITI	ILS	172,039	USD	46,251	05/21/25	(1,042)
CITI	USD	109,642	IDR	1,851,250,349	05/21/25	1,804
CITI	USD	78,478	IDR	1,336,794,252	05/28/25	1,977
CITI	GBP	147,000	USD	195,690	06/03/25	(239)
CITI	PEN	426,274	USD	113,983	06/16/25	(2,131)
CITI	CNH	185,000	USD	25,529	06/18/25	(3)
CITI	USD	31,207	KRW	44,923,871	06/18/25	482
CITI	ZAR	487,661	USD	25,711	06/23/25	(405)
CITI	USD	49,955	INR	4,318,749	06/30/25	962
CITI	AUD	4,633	USD	2,804	07/16/25	(166)
CITI	EUR	3,265,218	USD	3,586,827	07/16/25	(128,767)
CITI	GBP	450,000	USD	573,735	07/16/25	(26,152)
CITI	TWD	2,495,624	USD	76,716	07/16/25	(1,787)
CITI	ZAR	3,557,899	USD	181,227	07/16/25	(8,971)
CITI	TWD	6,399,919	USD	195,961	08/20/25	(5,918)
DB	AUD	733,000	USD	462,262	05/02/25	(7,261)
DB	USD	7,195	SGD	9,449	05/02/25	40
DB	BRL	220,378	USD	36,216	05/05/25	(2,616)
DB	USD	38,930	BRL	220,378	05/05/25	(98)
DB	USD	197,834	IDR	3,306,993,144	05/09/25	1,345

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	IDR	3,308,279,065	USD	197,834	05/21/25	$(1,326)
DB	ILS	326,606	USD	88,801	05/21/25	(981)
DB	USD	76,272	IDR	1,284,688,274	05/28/25	1,047
DB	SGD	9,432	USD	7,195	06/03/25	(38)
DB	KRW	1,073,712,699	USD	747,770	06/05/25	(8,970)
DB	USD	11,211	KRW	16,255,027	06/18/25	255
DB	USD	65,157	INR	5,631,194	06/30/25	1,233
GS	CNH	123,387	USD	16,847	05/12/25	(134)
GS	USD	11,668	IDR	195,088,960	05/15/25	79
GS	IDR	195,123,964	USD	11,668	05/21/25	(79)
GS	MYR	68,388	USD	15,334	05/21/25	(524)
GS	USD	108,557	IDR	1,825,863,606	05/28/25	1,332
GS	USD	199,889	PLN	771,875	06/13/25	4,097
GS	CNH	18,119,000	USD	2,498,321	06/18/25	(2,303)
GS	TWD	786,891	USD	24,191	07/16/25	(561)
GS	BRL	100,000	USD	16,394	10/02/25	(593)
GSI	MXN	5,422,000	USD	262,980	07/16/25	(10,888)
GSI	USD	380	CAD	536	07/16/25	11
GSI	USD	602,994	EUR	540,000	07/16/25	11,489
GSI	USD	439,367	JPY	63,967,739	07/16/25	11,781
GSI	USD	245,866	MXN	5,137,377	07/16/25	13,626
HSBC	CHF	399,649	USD	454,031	05/02/25	(30,187)
HSBC	EUR	21,000	USD	24,150	05/02/25	360
HSBC	JPY	3,223,527	USD	22,584	05/02/25	39
HSBC	JPY	3,418,611	USD	23,853	05/02/25	(57)
HSBC	USD	200,841	CHF	165,000	05/02/25	(925)
HSBC	USD	77,379	SGD	101,111	05/02/25	36
HSBC	BRL	1,036,918	USD	183,175	05/05/25	463
HSBC	USD	182,620	BRL	1,036,918	05/05/25	92
HSBC	CNH	128,669	USD	17,715	05/12/25	7
HSBC	USD	41,136	CNH	297,972	05/12/25	(129)
HSBC	IDR	126,057,386	USD	7,423	05/14/25	(168)
HSBC	BRL	1,044,058	USD	182,620	06/03/25	4
HSBC	SGD	100,931	USD	77,379	06/03/25	(24)
HSBC	USD	23,853	JPY	3,406,275	06/03/25	56
HSBC	USD	22,584	JPY	3,211,907	06/03/25	(39)
HSBC	USD	7,678	KRW	11,047,260	06/18/25	115
HSBC	CNH	64,455	USD	8,944	07/16/25	29
HSBC	TWD	2,100,555	USD	64,452	07/16/25	(1,623)
HSBC	CNH	64,635	USD	8,946	08/20/25	(16)
HSBC	TWD	2,299,917	USD	70,293	08/20/25	(2,256)
JPMCB	EUR	2,499,000	USD	2,699,805	05/02/25	(131,189)
JPMCB	INR	3,917,138	USD	45,788	05/02/25	(578)
JPMCB	SGD	132,000	USD	100,700	05/02/25	(365)
JPMCB	USD	325,679	AUD	508,000	05/02/25	(279)
JPMCB	USD	45,976	INR	3,917,138	05/02/25	390
JPMCB	USD	67,016	JPY	10,079,474	05/02/25	3,480
JPMCB	USD	95,196	SGD	125,062	05/02/25	556
JPMCB	BRL	146,787	USD	25,000	05/05/25	(865)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	INR	3,283,359	USD	38,512	05/05/25	$(351)
JPMCB	USD	25,930	BRL	146,788	05/05/25	(66)
JPMCB	USD	38,603	INR	3,283,358	05/05/25	260
JPMCB	INR	258,365	USD	3,000	05/06/25	(58)
JPMCB	USD	89,013	INR	7,587,565	05/06/25	791
JPMCB	USD	24,414	TRY	1,087,400	05/06/25	3,800
JPMCB	IDR	102,285,254	USD	6,079	05/07/25	(82)
JPMCB	INR 9	,888,861	USD	115,983	05/07/25	(1,050)
JPMCB	USD	25,024	TRY	1,112,198	05/08/25	3,765
JPMCB	CNH	131,888	USD	18,056	05/12/25	(95)
JPMCB	KRW	36,012,438	USD	25,068	05/12/25	(274)
JPMCB	USD	11,724	CNH	85,280	05/12/25	12
JPMCB	USD	32,430	CNH	234,732	05/12/25	(126)
JPMCB	IDR	116,827,699	USD	6,947	05/21/25	(86)
JPMCB	AUD	508,000	USD	325,784	06/03/25	276
JPMCB	SGD	124,833	USD	95,196	06/03/25	(537)
JPMCB	USD	1,163,019	BRL	6,859,106	06/03/25	36,704
JPMCB	PLN	96,000	USD	25,578	06/06/25	204
JPMCB	PLN	93,000	USD	24,085	06/06/25	(496)
JPMCB	USD	115,778	PLN	448,725	06/13/25	2,808
JPMCB	USD	869,545	CNH	6,346,548	06/18/25	6,349
JPMCB	USD	25,068	KRW	35,928,962	06/18/25	276
JPMCB	USD	120,722	MXN	2,440,000	06/18/25	2,968
JPMCB	ZAR	1,094,299	USD	56,743	06/23/25	(1,862)
JPMCB	USD	111,270	INR	9,539,379	06/30/25	1,198
JPMCB	CNH	102,015	USD	14,135	07/16/25	25
JPMCB	TWD	2,258,887	USD	69,391	07/16/25	(1,665)
JPMCB	CNH	131,607	USD	18,295	08/20/25	47
JPMCB	CNH	84,801	USD	11,724	08/20/25	(34)
JPMCB	TWD	5,349,178	USD	163,979	08/20/25	(4,756)
Net unrealized appreciation (depreciation)						$(308,004)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Preferred stocks	$5,435,030	$—	$—	$5,435,030
Exchange traded funds	1,708,861	—	—	1,708,861
Asset-backed securities	—	63,157,654	—	63,157,654
Corporate bonds	—	194,041,798	—	194,041,798
Loan assignments	—	34,487,046	2,397,000	36,884,046

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Mortgage-backed securities	$—	$48,097,299	$—	$48,097,299
Municipal bonds	—	2,060,016	—	2,060,016
Non-U.S. government agency obligations	—	5,326,678	—	5,326,678
U.S. government agency obligations	—	34,795,938	1,428	34,797,366
U.S. Treasury obligations	—	47,854,028	—	47,854,028
Short-term investments	—	9,737,140	—	9,737,140
Short-term U.S. treasury obligations	—	2,713,389	—	2,713,389
Investment of cash collateral from securities loaned	—	9,611,416	—	9,611,416
Swaptions Purchased	—	103,803	—	103,803
Futures contracts	1,641,954	—	—	1,641,954
Swap agreements	—	821,507	—	821,507
Forward foreign currency contracts	—	162,733	—	162,733
Total	$8,785,845	$452,970,445	$2,398,428	$464,154,718

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(395,112)	$—	$(395,112)
Options written	(2,078)	(1,477)	—	(3,555)
Swaptions written	—	(87,674)	—	(87,674)
Futures contracts	(484,804)	—	—	(484,804)
Swap agreements	—	(308,866)	—	(308,866)
Forward foreign currency contracts	—	(470,737)	—	(470,737)
Total	$(486,882)	$(1,263,867)	$—	$(1,750,748)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $172,896,881, represented 41.0% of the Portfolio’s net assets at period end.
4	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Security, or portion thereof, was on loan at the period end.
6	Bond interest in default.
7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
8	Perpetual investment. Date shown reflects the next call date.
9	Zero coupon bond.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

10	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.
11	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
13	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
14	Rate shown reflects yield at April 30, 2025.
15	Includes $19,974,007 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $9,611,416 and non-cash collateral of $10,802,351.
16	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
17	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
18	Payments made or received are based on the notional amount.

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—99.0%
Alabama: 4.7%
Black Belt Energy Gas District, Revenue Bonds,
Series D,
5.000%, due 11/01/34	$1,000,000	$1,053,355
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/32	1,000,000	1,083,153
5.000%, due 10/01/38	1,000,000	1,053,335
5.000%, due 10/01/39	1,000,000	1,039,291
5.250%, due 10/01/40	750,000	786,785
Lower Alabama Gas District, Gas Project, Revenue Bonds,
4.000%, due 12/01/50[1]	2,500,000	2,501,076
		7,516,995
Arizona: 3.5%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
4.000%, due 11/01/35	2,000,000	1,951,789
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,Class A
3.625%, due 05/20/33	795,669	745,615
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds,
4.000%, due 06/01/49[1]	750,000	745,822
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,044,499
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	1,000,000	1,051,130
		5,538,855
Arkansas: 0.9%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds,
5.000%, due 10/01/34	1,320,000	1,364,530

California: 2.1%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1,Class A
3.500%, due 11/20/35	1,405,643	1,336,752
Los Angeles Department of Water & Power, Revenue Bonds,
Series B,
5.000%, due 07/01/37	850,000	882,852
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds,
Series A- SAN FRANCIS,
5.000%, due 05/01/39	1,000,000	1,036,799
		3,256,403

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Colorado: 0.1%
Colorado Heakth Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1,2]	$140,000	$143,588

Connecticut: 1.7%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	1,000,000	1,003,162
Series A,
4.000%, due 05/01/39	1,650,000	1,632,517
		2,635,679
District of Columbia: 1.0%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,580,290

Florida: 2.4%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (Assured Guaranty Municipal Corp.),
Series D,
5.000%, due 07/01/35	1,500,000	1,608,458
City of Jacksonville FL, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/39	750,000	801,543
County of Miami-Dade FL Water & Sewer System, Revenue Bonds,
Series B,
5.000%, due 10/01/40	1,250,000	1,341,641
		3,751,642
Georgia: 3.9%
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,016,417
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,588,392
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,572,825
Series C,
5.000%, due 09/01/53[1]	1,000,000	1,045,526
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	1,000,000	1,043,889
		6,267,049

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Hawaii: 0.7%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	$1,000,000	$1,034,091

Illinois: 7.9%
Chicago Midway International Airport, Refunding, Revenue Bonds,
Series C,
5.000%, due 01/01/34	1,500,000	1,593,638
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,004,332
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.),
Series A,
5.000%, due 01/01/38	1,700,000	1,819,777
City of Chicago IL, GO Bonds,
Series A,
5.000%, due 01/01/44	500,000	490,216
City of Chicago IL, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,175,241
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,572,804
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds,
Series A,
5.250%, due 04/01/43	900,000	949,637
Regional Transportation Authority, Revenue Bonds, (NATL),
6.500%, due 07/01/30	1,000,000	1,106,435
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,851,708
		12,563,788
Indiana: 6.5%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series 1,
4.000%, due 10/01/36	2,020,000	2,020,391
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group, Revenue Bonds,
Series B,
2.250%, due 12/01/58[1]	5,250,000	5,226,218

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Indiana—(continued)
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	$1,000,000	$1,002,526
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,056,270
		10,305,405
Iowa: 0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1
5.000%, due 06/01/33	500,000	526,290

Kentucky: 1.3%
Kentucky Public Energy Authority, Refunding, Revenue Bonds,
Series A-1,
5.250%, due 04/01/54[1]	2,000,000	2,124,963

Louisiana: 1.8%
Jefferson Sales Tax District, Revenue Bonds, (Assured Guaranty Municipal Corp.),
Series B,
4.000%, due 12/01/32	1,895,000	1,913,318
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	1,000,000	981,177
		2,894,495
Massachusetts: 1.3%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,028,163

Michigan: 2.8%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds,
5.000%, due 07/01/38	1,000,000	1,070,085
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT,
5.000%, due 06/30/32	3,300,000	3,382,607
		4,452,692
Missouri: 1.3%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,007,298

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Nevada: 0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/33	$500,000	$521,350

New Jersey: 4.5%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds,
5.000%, due 07/01/33	1,000,000	1,051,974
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	6,000,000	6,110,814
		7,162,788
New Mexico: 1.3%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,061,210

New York: 7.5%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,264,211
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,703,401
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series A,
4.000%, due 03/15/39	1,890,000	1,834,693
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	2,000,000	2,071,788
5.000%, due 12/01/36	1,000,000	1,029,865
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (Assured Guaranty Municipal Corp.),
4.250%, due 06/30/42	1,000,000	933,466
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A-P3,
5.000%, due 07/01/34	1,000,000	1,000,119

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	$1,000,000	$1,009,757
		11,847,300
North Carolina: 1.0%
Charlotte NC Airport Revenue, Revenue Bonds,
Series B,
5.000%, due 07/01/36	1,540,000	1,612,235

North Dakota: 0.9%
North Dakota Housing Finance Agency, Revenue Bonds,
Series C,
5.000%, due 07/01/42	1,330,000	1,384,826

Ohio: 3.3%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/41	1,500,000	1,616,479
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39	1,500,000	1,634,824
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	1,980,000	1,931,148
		5,182,451
Oklahoma: 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Municipal Corp.),
Series A,
4.000%, due 01/01/33	650,000	657,566

Pennsylvania: 10.5%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,304,092
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds,
5.000%, due 06/01/31	1,500,000	1,544,629
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds,
5.000%, due 06/30/34	2,200,000	2,316,844
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds,
5.000%, due 10/01/27	1,250,000	1,284,176

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	$1,250,000	$1,269,541
Philadelphia Authority for Industrial Development, Revenue Bonds,
5.000%, due 05/01/38	2,300,000	2,469,163
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding),
Series F,
5.000%, due 09/01/30[2]	10,000	10,261
Philadelphia School District, GO Bonds, (State Aid Withholding),
Series A,
4.000%, due 09/01/35	1,500,000	1,457,363
Series A,
5.000%, due 09/01/31	1,000,000	1,046,371
Southeastern Pennsylvania Transportation Authority,Revenue Bonds,
5.250%, due 06/01/40	1,750,000	1,885,621
		16,588,061
Rhode Island: 2.1%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation),
4.000%, due 05/15/42	2,300,000	2,174,941
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-SENIOR BONDS,
5.000%, due 12/01/30	1,125,000	1,166,765
		3,341,706
South Carolina: 0.9%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,496,145

Tennessee: 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	1,350,000	1,377,822

Texas: 11.2%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/37	1,000,000	1,103,296

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	$1,000,000	$1,038,444
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/37	2,500,000	2,694,606
City of El Paso TX, GO Bonds,
5.000%, due 08/15/34	2,000,000	2,028,183
Dayton Independent School District, GO Bonds, (Permanent School Fund),
4.000%, due 02/15/40	1,000,000	947,812
Garland Independent School District, GO Bonds, (Permanent School Fund),
Series A,
5.000%, due 02/15/42	2,000,000	2,105,593
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,683,418
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund),
Series A,
3.000%, due 02/15/32	2,375,000	2,263,406
Midland Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/37	1,680,000	1,828,745
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,043,374
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds,
Series B,
5.500%, due 01/01/54[1]	1,000,000	1,073,518
		17,810,395
Virginia: 1.5%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds,
5.000%, due 12/31/42	1,000,000	1,009,192
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/39	1,350,000	1,432,998
		2,442,190

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Washington: 3.4%
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	$1,000,000	$989,705
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,000,000	1,000,435
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,050,765
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,521,108
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	940,502	865,745
		5,427,758
Wisconsin: 5.1%
City of Milwaukee WI , GO Bonds, (Assured Guaranty Municipal Corp.),
Series B4,
5.000%, due 04/01/35	2,000,000	2,154,447
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,512,763
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	2,330,000	2,305,879
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds,
5.000%, due 11/15/40	425,000	442,875
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.),
3.000%, due 03/01/39	2,000,000	1,699,386
		8,115,350
Total municipal bonds (cost—$163,242,978)		157,021,369

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of
	shares	Value
Short-term investments—0.2%
Investment companies: 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.288%[3] (cost $315,615)	$315,615	$315,615
Total investments (cost—$163,558,593)—99.2%		157,336,984
Other assets in excess of liabilities—0.8%		1,318,018
Net assets—100.0%		$158,655,002

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets
Municipal bonds	$—	$157,021,369	$—	$157,021,369
Short-term investments	—	315,615	—	315,615
Total	$—	$157,336,984	$—	$157,336,984

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
3	Rate shown reflects yield at April 30, 2025.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 2.1%
Ireland: 1.0%
ARES European CLO XXI DAC,
Series 21A, Class A, 3 mo.
EURIBOR + 1.220%,
3.667%, due 04/15/38[2,3]	394,000	$442,282
Avoca CLO XXXII DAC,
Series 32A, Class A1, 3 mo.
EURIBOR + 1.170%,
3.334%, due 04/15/39[2,3]	396,000	443,792
Ravensdale Park CLO DAC,
Series 1A, Class A, 3 mo.
EURIBOR + 1.170%,
3.447%, due 04/25/38[2,3]	287,000	321,776
RRE 24 Loan Management DAC,
Series 24A, Class A1, 3 mo.
EURIBOR + 1.160%,
3.529%, due 04/15/40[2,3]	400,000	447,494
		1,655,344
United States: 1.1%
Credit Acceptance Auto Loan Trust,
Series 2024-1A, Class A,
5.680%, due 03/15/34[2]	571,000	578,883
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A3,
5.090%, due 03/22/27	438,000	439,849
Merchants Fleet Funding LLC,
Series 2024-1A, Class A,
5.820%, due 04/20/37[2]	395,520	398,333
Tesla Auto Lease Trust,
Series 2024-A, Class A3,
5.300%, due 06/21/27[2]	219,000	219,847
Toyota Lease Owner Trust,
Series 2024-A, Class A3,
5.250%, due 04/20/27[2]	331,000	332,892
		1,969,804
Total asset-backed securities (cost—$3,510,182)		3,625,148

Corporate bonds: 31.7%
Australia: 1.8%
Glencore Funding LLC
5.634%, due 04/04/34[2]	461,000	461,035
6.375%, due 10/06/30[2]	87,000	92,672
Santos Finance Ltd.
6.875%, due 09/19/33[2]	152,000	160,184

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Australia—(continued)
Westpac Banking Corp.
1.079%, due 04/05/27[4]	EUR	2,150,000	$2,384,152
			3,098,043
Belgium: 0.3%
KBC Group NV
(fixed, converts to FRN on 03/05/29),
8.000%, due 09/05/28[3,4,5]	EUR	200,000	246,988
(fixed, converts to FRN on 10/16/29),
4.932%, due 10/16/30[2,3]		225,000	226,863
			473,851
Brazil: 0.3%
Braskem Netherlands Finance BV
4.500%, due 01/10/28[4]		200,000	179,300
4.500%, due 01/31/30[2]		429,000	355,941
			535,241
Canada: 3.6%
Bank of Montreal
0.125%, due 01/26/27[4]	EUR	715,000	783,348
Emera, Inc.
Series 16-A,
(fixed, converts to FRN on 06/15/26),
6.750%, due 06/15/76[3]		95,000	95,129
Enbridge, Inc.
5.300%, due 04/05/29		260,000	266,233
(fixed, converts to FRN on 01/15/28),
7.375%, due 01/15/83[3,6]		530,000	531,521
Series 2017-A,
(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[3]		190,000	181,763
Toronto-Dominion Bank
0.864%, due 03/24/27[4]	EUR	2,950,000	3,263,374

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Canada—(continued)
3.666%, due 09/08/31[4]	EUR	700,000	$834,324
(fixed, converts to FRN on 10/31/27),
8.125%, due 10/31/82[3]		275,000	284,236
			6,239,928
Colombia: 0.2%
Ecopetrol SA
8.625%, due 01/19/29		200,000	208,500
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375%, due 12/30/30[4]		200,000	171,312
			379,812
Denmark: 0.4%
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]		230,000	237,235
(fixed, converts to FRN on 09/11/25),
1.621%, due 09/11/26[2,3]		460,000	454,613
			691,848
France: 2.4%
Alstom SA
(fixed, converts to FRN on 08/29/29),
5.868%, due 05/29/29[3,4,5]	EUR	100,000	116,260
BNP Paribas SA
(fixed, converts to FRN on 01/13/32),
5.786%, due 01/13/33[2,3]		200,000	204,835
(fixed, converts to FRN on 08/16/29),
7.750%, due 08/16/29[2,3,5]		425,000	436,853
(fixed, converts to FRN on 11/19/29),
5.283%, due 11/19/30[2,3]		290,000	293,264

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
France—(continued)
BPCE SA
0.500%, due 02/24/27[4]	EUR	100,000	$109,014
(fixed, converts to FRN on 01/18/26),
5.975%, due 01/18/27[2,3]		370,000	372,959
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]		830,000	876,718
(fixed, converts to FRN on 10/19/33),
7.003%, due 10/19/34[2,3]		250,000	271,824
Credit Agricole SA
(fixed, converts to FRN on 09/11/27),
4.631%, due 09/11/28[2,3]		250,000	249,748
(fixed, converts to FRN on 10/03/28),
6.316%, due 10/03/29[2,3]		355,000	372,680
Electricite de France SA
6.900%, due 05/23/53[2]		200,000	210,896
(fixed, converts to FRN on 09/15/30),
3.375%, due 06/15/30[3,4,5]	EUR	200,000	211,216
Societe Generale SA
(fixed, converts to FRN on 04/13/32),
6.100%, due 04/13/33[2,3]		250,000	256,750
TotalEnergies Capital SA
5.275%, due 09/10/54		100,000	92,144
			4,075,161
Germany: 0.8%
Commerzbank AG
(fixed, converts to FRN on 04/09/32),
7.875%, due 10/09/31[3,4,5]	EUR	200,000	244,129

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Germany—(continued)
Deutsche Bank AG
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[3]		185,000	$196,559
RWE Finance U.S. LLC
5.875%, due 04/16/34[2]		150,000	152,680
Volkswagen Leasing GmbH
0.625%, due 07/19/29[4]	EUR	200,000	202,992
Vonovia SE
0.625%, due 12/14/29[4]	EUR	400,000	406,882
5.000%, due 11/23/30[4]	EUR	100,000	122,737
			1,325,979
Hong Kong: 0.1%
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]		200,000	196,100

India: 0.4%
India Clean Energy Holdings
4.500%, due 04/18/27[4]		200,000	186,900
India Green Power Holdings
4.000%, due 02/22/27[4]		216,650	205,818
Muthoot Finance Ltd.
7.125%, due 02/14/28[2]		340,000	336,175
			728,893
Ireland: 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32		150,000	132,536
5.750%, due 06/06/28		175,000	180,205
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,4]	EUR	500,000	560,553

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Ireland—(continued)
(fixed, converts to FRN on 04/30/30),
7.125%, due 10/30/29[3,4,5]	EUR	200,000	$235,067
Avolon Holdings Funding Ltd.
5.150%, due 01/15/30[2]		695,000	687,355
5.750%, due 03/01/29[2]		741,000	751,196
5.750%, due 11/15/29[2]		165,000	166,632
6.375%, due 05/04/28[2]		155,000	159,338
			2,872,882
Italy: 0.9%
Enel Finance International NV
5.500%, due 06/15/52[2]		200,000	181,423
Enel SpA
(fixed, converts to FRN on 07/16/28),
6.375%, due 04/16/28[3,4,5]	EUR	100,000	121,215
Intesa Sanpaolo SpA
6.625%, due 06/20/33[2,6]		405,000	434,743
UniCredit SpA
0.850%, due 01/19/31[4]	EUR	350,000	346,469
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,4]	EUR	400,000	447,567
			1,531,417
Japan: 0.1%
Rakuten Group, Inc.
11.250%, due 02/15/27[2]		248,000	265,042

Mexico: 0.6%
Alpek SAB de CV
4.250%, due 09/18/29[4]		200,000	186,338
Petroleos Mexicanos
6.700%, due 02/16/32		1,000,000	856,400
			1,042,738

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Netherlands: 0.4%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[3,4]	EUR	100,000	$109,422
ING Groep NV
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[3,5,6]		580,000	570,520
			679,942
New Zealand: 0.7%
Westpac Securities NZ Ltd.
3.750%, due 04/20/28[4]	EUR	1,039,000	1,222,453

Spain: 1.3%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/19/29),
9.375%, due 03/19/29[3,5]		200,000	215,401
Banco Santander SA
(fixed, converts to FRN on 05/21/29),
9.625%, due 11/21/28[3,5]		400,000	435,741
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3,6]		415,000	427,949
(fixed, converts to FRN on 07/16/30),
7.500%, due 01/16/30[3,4,5]	EUR	400,000	488,825
(fixed, converts to FRN on 07/19/28),
5.000%, due 07/19/29[3,4]	EUR	400,000	482,672
(fixed, converts to FRN on 09/13/33),
6.840%, due 09/13/34[2,3]		230,000	250,001
			2,300,589

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Turkey: 0.2%
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, due 11/15/28[4]		200,000	$205,250
Turkiye Varlik Fonu Yonetimi AS
8.250%, due 02/14/29[4]		210,000	214,134
			419,384
United Kingdom: 4.1%
BAT Capital Corp.
4.540%, due 08/15/47		157,000	123,550
Eversholt Funding PLC
6.359%, due 12/02/25[4]	GBP	301,000	403,951
Gatwick Funding Ltd.
6.125%, due 03/02/26[4]	GBP	100,000	134,715
Heathrow Funding Ltd.
6.450%, due 12/10/31[4]	GBP	350,000	494,668
6.750%, due 12/03/26[4]	GBP	478,000	654,420
HSBC Holdings PLC
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[3]		440,000	451,034
(fixed, converts to FRN on 06/17/31),
4.600%, due 12/17/30[3,5]		365,000	319,146
(fixed, converts to FRN on 11/18/34),
5.874%, due 11/18/35[3]		200,000	197,687
(fixed, converts to FRN on 11/19/27),
5.130%, due 11/19/28[3]		200,000	202,156
Lloyds Banking Group PLC
(fixed, converts to FRN on 08/07/26),
5.985%, due 08/07/27[3]		240,000	243,751

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
(fixed, converts to FRN on 09/27/31),
6.750%, due 09/27/31[3,5,6]		275,000	$257,642
Nationwide Building Society
2.000%, due 04/28/27[4]	EUR	300,000	336,644
(fixed, converts to FRN on 12/20/27),
5.750%, due 06/20/27[3,4,5]	GBP	200,000	257,819
NatWest Group PLC
(fixed, converts to FRN on 06/29/26),
6.000%, due 12/29/25[3,5]		370,000	367,721
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,4]	EUR	505,000	589,721
Segro Capital SARL
1.250%, due 03/23/26[4]	EUR	200,000	223,872
Standard Chartered PLC
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,3]		343,000	330,769
(fixed, converts to FRN on 02/08/27),
6.750%, due 02/08/28[2,3,6]		819,000	845,675
(fixed, converts to FRN on 02/15/28),
7.750%, due 08/15/27[2,3,5]		200,000	202,500
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,4]	EUR	200,000	218,731
(fixed, converts to FRN on 10/15/29),
5.005%, due 10/15/30[2,3]		200,000	200,306
			7,056,478
United States: 11.4%
AbbVie, Inc.
4.050%, due 11/21/39		81,000	70,171

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
4.250%, due 11/21/49	390,000	$316,295
Ameren Illinois Co.
5.900%, due 12/01/52	40,000	40,914
American Airlines Pass-Through Trust
Series 2016-3, Class A,
3.250%, due 10/15/28	47,831	44,648
Series 2017-2, Class A,
3.600%, due 10/15/29	59,009	54,760
American Express Co.
(fixed, converts to FRN on 04/25/35),
5.667%, due 04/25/36[3]	80,000	82,116
Amgen, Inc.
5.750%, due 03/02/63	139,000	132,188
Bank of America Corp.
(fixed, converts to FRN on 01/24/30),
5.162%, due 01/24/31[3]	645,000	657,020
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[3]	311,000	270,268
Baxter International, Inc.
2.539%, due 02/01/32[6]	370,000	316,199
Berry Global, Inc.
5.650%, due 01/15/34	130,000	130,984
Boeing Co.
3.600%, due 05/01/34	240,000	207,059
6.858%, due 05/01/54	215,000	229,625
BP Capital Markets PLC
(fixed, converts to FRN on 03/01/34),
6.450%, due 12/01/33[3,5,6]	280,000	278,799

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Broadcom, Inc.
3.419%, due 04/15/33[2]	180,000	$160,525
Cencora, Inc.
2.700%, due 03/15/31	337,000	301,532
2.800%, due 05/15/30	76,000	70,039
CF Industries, Inc.
4.950%, due 06/01/43	159,000	135,591
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	250,000	226,834
3.500%, due 06/01/41	275,000	187,939
Cheniere Energy Partners LP
4.500%, due 10/01/29	440,000	429,841
Citigroup, Inc.
(fixed, converts to FRN on 02/13/29),
5.174%, due 02/13/30[3]	580,000	588,530
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[3]	460,000	447,694
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32[3]	210,000	183,502
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2]	65,000	67,976
6.036%, due 11/15/33[2]	230,000	237,654
Comcast Corp.
2.937%, due 11/01/56	300,000	174,148
ConocoPhillips Co.
5.550%, due 03/15/54	130,000	121,498
Constellation Energy Generation LLC

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
6.250%, due 10/01/39	175,000	$181,925
Coterra Energy, Inc.
5.900%, due 02/15/55	100,000	90,925
Duke Energy Carolinas LLC
5.400%, due 01/15/54	22,000	20,967
Duke Energy Progress LLC
5.050%, due 03/15/35	143,000	142,554
5.550%, due 03/15/55	7,000	6,762
Edison International
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[3,6]	175,000	166,625
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[3,5]	205,000	192,145
Energy Transfer LP
5.550%, due 02/15/28[6]	402,000	411,997
5.600%, due 09/01/34	80,000	79,285
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[3,6]	355,000	352,504
Entergy Arkansas LLC
5.750%, due 06/01/54	45,000	44,196
Entergy Corp.
(fixed, converts to FRN on 12/01/29),
7.125%, due 12/01/54[3]	85,000	85,462
Entergy Mississippi LLC
5.800%, due 04/15/55	22,000	21,521

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Entergy Texas, Inc.
5.550%, due 09/15/54		30,000	$28,360
Enterprise Products Operating LLC
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78[3]		74,000	71,401
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]		210,000	199,056
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	791,950
5.800%, due 03/08/29		270,000	265,087
General Electric Co.
4.125%, due 09/19/35[4]	EUR	88,000	103,600
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/28/30),
5.207%, due 01/28/31[3]		660,000	671,248
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[3]		345,000	357,608
(fixed, converts to FRN on 10/23/34),
5.016%, due 10/23/35[3]		73,000	70,734
HCA, Inc.
3.500%, due 09/01/30		117,000	109,329
3.500%, due 07/15/51		190,000	122,799
4.625%, due 03/15/52		105,000	82,292
5.250%, due 06/15/49		10,000	8,676
5.450%, due 09/15/34		235,000	233,178
5.950%, due 09/15/54		6,000	5,677

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Hyundai Capital America
4.875%, due 11/01/27[2]	360,000	$360,241
ITC Holdings Corp.
2.950%, due 05/14/30[2]	45,000	41,432
5.400%, due 06/01/33[2]	370,000	370,243
5.650%, due 05/09/34[2]	140,000	141,275
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250%, due 11/15/53	120,000	134,687
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	330,000	284,721
KeyCorp
(fixed, converts to FRN on 03/06/34),
6.401%, due 03/06/35[3]	94,000	98,468
M&T Bank Corp.
(fixed, converts to FRN on 01/16/28),
4.833%, due 01/16/29[3,6]	245,000	245,528
Mars, Inc.
5.200%, due 03/01/35[2]	150,000	150,589
5.650%, due 05/01/45[2]	34,000	33,765
5.700%, due 05/01/55[2]	145,000	142,921
Marvell Technology, Inc.
2.950%, due 04/15/31	179,000	160,738
Meta Platforms, Inc.
5.400%, due 08/15/54	120,000	115,465
Monongahela Power Co.
5.850%, due 02/15/34[2]	60,000	61,713

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Morgan Stanley
(fixed, converts to FRN on 01/15/30),
5.230%, due 01/15/31[3]		245,000	$249,799
(fixed, converts to FRN on 04/19/34),
5.831%, due 04/19/35[3]		170,000	175,532
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[3]		250,000	252,630
(fixed, converts to FRN on 10/18/29),
4.654%, due 10/18/30[3]		480,000	478,468
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	850,472
NextEra Energy Capital Holdings, Inc.
(fixed, converts to FRN on 06/15/34),
6.750%, due 06/15/54[3]		365,000	368,718
NiSource, Inc.
(fixed, converts to FRN on 11/30/29),
6.950%, due 11/30/54[3]		190,000	192,519
Occidental Petroleum Corp.
4.625%, due 06/15/45		72,000	51,769
ONEOK, Inc.
6.500%, due 09/01/30[2]		245,000	258,847
Oracle Corp.
5.375%, due 09/27/54		80,000	70,905
6.000%, due 08/03/55		60,000	58,363
Pacific Gas & Electric Co.
5.800%, due 05/15/34		265,000	264,511
6.150%, due 01/15/33		210,000	214,157
6.750%, due 01/15/53		143,000	143,955

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
PG&E Corp.
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[3]		65,000	$63,101
PNC Financial Services Group, Inc.
(fixed, converts to FRN on 10/21/31),
4.812%, due 10/21/32[3]		155,000	153,656
Prudential Financial, Inc.
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[3]		124,000	124,389
Realty Income Corp.
5.125%, due 07/06/34	EUR	100,000	124,206
San Diego Gas & Electric Co.
5.350%, due 04/01/53		170,000	156,615
Solventum Corp.
5.450%, due 03/13/31		290,000	296,106
Southern California Edison Co.
5.200%, due 06/01/34		37,000	35,545
5.450%, due 03/01/35		77,000	74,751
5.900%, due 03/01/55		22,000	20,218
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33		100,000	103,149
Series 20-A,
1.750%, due 01/15/31		220,000	187,158
Take-Two Interactive Software, Inc.
5.400%, due 06/12/29		8,000	8,231
5.600%, due 06/12/34		32,000	32,585
U.S. Bancorp
(fixed, converts to FRN on 01/23/34),
5.678%, due 01/23/35[3]		65,000	66,232

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Uber Technologies, Inc.
4.800%, due 09/15/34		16,000	$15,501
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	205,387
5.700%, due 12/30/34[2]		135,000	134,366
6.000%, due 04/15/34[2]		65,000	65,576
Wells Fargo & Co.
(fixed, converts to FRN on 01/24/30),
5.244%, due 01/24/31[3]		155,000	158,214
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[3]		106,000	107,446
(fixed, converts to FRN on 12/03/34),
5.211%, due 12/03/35[3]		304,000	300,058
WPC Eurobond BV
1.350%, due 04/15/28	EUR	200,000	216,463
			19,703,596
Total corporate bonds (cost—$53,115,433)			54,839,377

Mortgage-backed securities: 2.6%
Spain: 0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2,
Series 2, Class A,
3 mo. EURIBOR + 0.150%,
2.386%, due 01/18/49[3,4]	EUR	162,226	181,766
			181,766
United Kingdom: 0.5%
Gemgarto PLC,
Series 2021-1A, Class A,
1 day GBP SONIA + 0.590%,
5.367%, due 12/16/67[2,3]	GBP	81,937	109,230

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United Kingdom—(continued)
Silverstone Master Issuer PLC,
Series 2022-1A, Class 2A,
1 day GBP SONIA + 0.290%,
4.773%, due 01/21/70[2,3]	GBP	600,000	$796,698
			905,928
United States: 2.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[2,3]		48,026	46,466
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B,
4.720%, due 09/10/58[3]		470,000	438,817
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C,
5.081%, due 01/15/49[3]		320,000	299,991
Federal National Mortgage Association REMICS,
Series 2021-86, Class T,
2.500%, due 09/25/48		1,435,938	1,275,240
GS Mortgage Securities Trust,
Series 2017-GS6, Class C,
4.322%, due 05/10/50[3]		350,000	270,949
OBX Trust
Series 2020-EXP1, Class 2A1,
1 mo. USD Term SOFR + 0.864%,
5.191%, due 02/25/60[2,3]		58,036	57,739

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,3]		171,169	$171,085
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[2,3]		12,797	12,209
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.579%, due 11/15/50[3]		360,000	331,901
Series 2018-C11, Class B,
4.713%, due 06/15/51[3]		440,000	412,308
Verus Securitization Trust,
Series 2020-1, Class A1,
3.417%, due 01/25/60[2,3]		40,087	39,294
			3,355,999
Total mortgage-backed securities (cost—$4,760,872)			4,443,693

Non-U.S. government agency obligations: 33.4%
Bahrain: 0.3%
Bahrain Government International Bonds
6.750%, due 09/20/29[4]		545,000	551,131

Bermuda: 0.5%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]		910,000	903,594

Canada: 3.8%
Hydro-Quebec
Series 19,
6.500%, due 02/15/35	CAD	750,000	658,907
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	165,960

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Canada—(continued)
Province of Ontario
3.650%, due 06/02/33	CAD	3,430,000	$2,515,201
Province of Quebec
3.600%, due 09/01/33	CAD	3,360,000	2,447,321
5.000%, due 12/01/41	CAD	1,100,000	864,129
			6,651,518
China: 6.9%
China Government Bonds
2.040%, due 11/25/34	CNY	52,000,000	7,385,923
Series INBK,
2.110%, due 08/25/34	CNY	24,700,000	3,525,734
4.500%, due 05/22/34[4]	CNY	6,000,000	1,003,325
			11,914,982
Czech Republic: 1.1%
Czech Republic Government Bonds
Series 151,
4.900%, due 04/14/34	CZK	39,050,000	1,896,393

Dominican Republic: 0.6%
Dominican Republic International Bonds
4.875%, due 09/23/32[4]		720,000	647,323
6.950%, due 03/15/37[2]		393,000	390,446
			1,037,769
Egypt: 0.1%
Egypt Government International Bonds
5.875%, due 02/16/31[2]		200,000	161,300

France: 3.2%
French Republic Government Bonds OAT
Series OAT,
2.750%, due 02/25/30[4]	EUR	2,070,000	2,381,442
4.750%, due 04/25/35[4]	EUR	2,420,000	3,115,713
			5,497,155

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Germany: 1.4%
Bundesschatzanweisungen
2.200%, due 03/11/27[4]	EUR	2,145,000	$2,452,247

Hungary: 0.9%
Hungary Government Bonds Series 35/A,
7.000%, due 10/24/35	HUF	431,560,000	1,221,842
Hungary Government International Bonds
5.500%, due 03/26/36[2]		321,000	303,666
			1,525,508
Indonesia: 0.8%
Indonesia Treasury Bonds Series FR73,
8.750%, due 05/15/31	IDR	19,821,000,000	1,309,714

Israel: 0.6%
Israel Government International Bonds
5.500%, due 03/12/34		967,000	959,264

Italy: 0.8%
Italy Buoni Poliennali Del Tesoro
Series 11Y,
3.850%, due 02/01/35[4]	EUR	1,195,000	1,394,992

Japan: 3.4%
Japan Government Thirty Year Bonds
Series 74, 1.000%, due 03/20/52	JPY	53,950,000	262,747
Series 84, 2.100%, due 09/20/54	JPY	250,000,000	1,554,781
2.400%, due 03/20/55	JPY	230,750,000	1,532,604
Japan Government Twenty Year Bonds
Series 183, 1.400%, due 12/20/42	JPY	224,900,000	1,409,581
Series 186, 1.500%, due 09/20/43	JPY	189,100,000	1,192,237
			5,951,950

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Morocco: 0.2%
Morocco Government International Bonds
2.375%, due 12/15/27[2]		340,000	$315,564

Romania: 0.4%
Romania Government International Bonds
1.750%, due 07/13/30[4]	EUR	810,000	767,580

South Africa: 0.2%
Republic of South Africa Government International Bonds
4.850%, due 09/30/29		400,000	376,500

South Korea: 1.4%
Korea Treasury Bonds
Series 3406,
3.500%, due 06/10/34	KRW	3,193,870,000	2,409,254

Spain: 1.9%
Spain Government Bonds
3.150%, due 04/30/33[4]	EUR	686,000	792,816
3.550%, due 10/31/33[4]	EUR	2,058,000	2,436,765
			3,229,581
Supranationals: 1.3%
Africa Finance Corp.
5.550%, due 10/08/29[4]		200,000	197,562
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	217,348
4.700%, due 10/22/31[4]		850,000	765,000
8.200%, due 02/13/55[2,3]		213,000	210,870
European Union
3.000%, due 03/04/53[4]	EUR	866,628	862,054
			2,252,834
Turkey: 0.3%
Republic of Turkiye
6.500%, due 01/03/35		657,000	601,155

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
United Kingdom: 3.3%
U.K. Gilts
1.250%, due 07/31/51[4]	GBP	700,000	$414,047
1.625%, due 10/22/28[4]	GBP	1,105,000	1,378,168
3.750%, due 10/22/53[4]	GBP	2,600,000	2,715,884
4.375%, due 07/31/54[4]	GBP	970,000	1,130,354
			5,638,453
Total non-U.S. government agency obligations (cost—$57,808,454)			57,798,438

U.S. government agency obligations: 6.7%
United States: 6.7%
Federal Home Loan Mortgage Corp.
4.500%, due 09/01/52		609,228	584,133
5.500%, due 05/01/53		721,903	722,153
6.000%, due 08/01/53		1,132,143	1,150,425
Federal National Mortgage Association
2.500%, due 07/01/51		3,302,588	2,778,092
2.500%, due 02/01/52		688,564	573,750
2.500%, due 05/01/52		742,423	624,056
3.000%, due 11/01/51		1,779,098	1,560,819
3.000%, due 01/01/52		1,475,281	1,297,175
3.000%, due 03/01/52		691,789	604,941
3.500%, due 05/01/58		1,158,531	1,052,912
5.500%, due 11/01/53		687,027	686,298
Total U.S. government agency obligations (cost—$11,598,285)			11,634,754

U.S. Treasury obligations: 15.8%
United States: 15.8%
U.S. Treasury Bonds
4.500%, due 11/15/54		50,000	48,398
4.750%, due 02/15/45		1,130,000	1,137,769

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
U.S. Treasury Inflation-Indexed Notes,
1.625%, due 10/15/29	4,932,721	$5,013,479
U.S. Treasury Notes
3.875%, due 03/31/27	3,010,000	3,023,992
3.875%, due 03/15/28	2,500,000	2,520,508
4.000%, due 02/28/30	2,600,000	2,633,719
4.000%, due 03/31/30	1,900,000	1,923,601
4.125%, due 03/31/32	1,405,000	1,421,684
4.250%, due 12/31/26	5,100,000	5,146,219
4.250%, due 01/31/30	2,800,000	2,865,297
4.625%, due 02/15/35	1,650,000	1,711,875
Total U.S. Treasury obligations (cost—$27,258,753)		27,446,541

	Number of shares
Short-term investments: 5.9%
Investment companies: 5.9%
State Street Institutional U.S. Government Money Market Fund, 4.288%[7] (cost $10,121,643)	10,121,643	10,121,643

Investment of cash collateral from securities loaned—1.8%
Money market funds—1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[7] (cost $3,151,350)	3,151,350	3,151,350
Total investments (cost $171,324,972)[8]—100.0%		173,060,944
Other assets in excess of liabilities—0.0%†		51,178
Net assets—100.0%		$173,112,122

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
139	EUR	Euro Bund 10 Year Index Futures	June 2025	$20,606,917	$20,750,898	$143,981
112	EUR	EURO Schatz 2 Year Index Futures	June 2025	13,628,645	13,648,402	19,757
Interest rate futures buy contracts:
23	AUD	Australian Bond 10 Year Futures	June 2025	$1,655,881	$1,693,843	$37,962
26	CAD	Canadian Bond 10 Year Futures	June 2025	2,315,454	2,332,192	16,738
19	EUR	Italian Government Bond Futures	June 2025	2,576,906	2,589,141	12,235
4	JPY	Japan Government Bond 10 Year Futures	June 2025	3,873,774	3,934,816	61,042
8	GBP	United Kingdom Long Gilt Bond Futures	June 2025	993,567	997,073	3,506
U.S. Treasury futures buy contracts:
55	USD	U.S. Long Bond Futures	June 2025	$6,460,900	$6,414,375	$(46,525)
362	USD	U.S. Treasury Note 2 Year Futures	June 2025	75,340,823	75,349,735	8,912
69	USD	Ultra U.S. Treasury Bond Futures	June 2025	8,284,964	8,351,156	66,192
Total				$135,737,831	$136,061,631	$323,800

Index futures sell contracts:
1	EUR	EURO Bobl 5 Year Index Future	June 2025	$(133,426)	$(135,523)	$(2,097)
Interest rate futures sell contracts:
31	EUR	French Government Bond Futures	June 2025	$(4,336,085)	$(4,412,271)	$(76,186)
36	EUR	German Euro Buxl 30 Year Futures	June 2025	(5,004,620)	(5,061,123)	(56,503)
U.S. Treasury futures sell contracts:
25	USD	U.S. Treasury Note 10 Year Futures	June 2025	$(2,764,268)	$(2,805,469)	$(41,201)
39	USD	U.S. Treasury Note 5 Year Futures	June 2025	(4,232,945)	(4,258,617)	(25,672)
125	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	(14,576,582)	(14,341,797)	234,785
Total				$(31,047,926)	$(31,014,800)	$33,126
Net unrealized appreciation (depreciation)						$356,926

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	387,104	USD	428,687	05/22/25	$(10,294)
BB	USD	4,275,542	EUR	3,822,377	05/22/25	59,085
BB	USD	2,112,564	NZD	3,592,440	05/22/25	22,555
BNP	CAD	596,255	USD	431,040	05/22/25	(1,920)
BNP	CHF	359,244	EUR	384,762	05/22/25	174
BNP	CHF	350,977	GBP	327,704	05/22/25	10,641
BNP	EUR	390,920	GBP	335,735	05/22/25	4,150
BNP	EUR	109,937	USD	125,302	05/22/25	633
BNP	JPY	61,958,133	CHF	358,100	05/22/25	454
BNP	SEK	4,098,324	CHF	350,751	05/22/25	1,387
BOA	CNY	818,835	USD	112,179	05/22/25	(688)
CITI	AUD	710,335	CAD	604,211	05/22/25	(16,360)
CITI	AUD	673,520	EUR	377,869	05/22/25	(3,001)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	AUD	705,550	USD	434,030	05/22/25	$(18,001)
CITI	CAD	609,112	AUD	710,335	05/22/25	12,801
CITI	EUR	377,642	AUD	679,209	05/22/25	6,903
CITI	EUR	510,712	JPY	83,046,083	05/22/25	2,976
CITI	GBP	323,955	AUD	676,738	05/22/25	1,812
CITI	GBP	324,942	CHF	350,678	05/22/25	(7,323)
CITI	JPY	122,952,053	CAD	1,199,360	05/22/25	9,033
CITI	USD	3,559,518	EUR	3,117,639	05/22/25	(24,072)
CITI	USD	425,192	JPY	61,335,635	05/22/25	4,754
CITI	USD	217,247	JPY	30,955,664	05/22/25	(257)
CITI	USD	1,310,518	THB	43,629,574	05/22/25	(2,880)
GSI	AUD	678,739	GBP	324,504	05/22/25	(2,363)
GSI	AUD	708,161	USD	442,686	05/22/25	(11,018)
GSI	CAD	596,853	USD	430,945	05/22/25	(2,449)
GSI	CHF	367,803	SEK	4,304,209	05/22/25	(767)
GSI	CZK	27,323,986	USD	1,241,264	05/22/25	356
GSI	EUR	380,557	CHF	357,934	05/22/25	3,004
GSI	EUR	381,835	CHF	351,867	05/22/25	(5,811)
GSI	GBP	236,412	USD	311,688	05/22/25	(3,396)
GSI	HUF	645,323,937	USD	1,790,804	05/22/25	(15,252)
GSI	JPY	509,930,392	CAD	4,912,165	05/22/25	(7,594)
GSI	JPY	24,180,937	EUR	149,212	05/22/25	(294)
GSI	JPY	17,182,608	USD	120,688	05/22/25	243
GSI	MXN	4,381,651	USD	213,460	05/22/25	(9,452)
GSI	NZD	733,896	AUD	683,659	05/22/25	1,824
GSI	NZD	722,886	USD	431,295	05/22/25	1,657
GSI	SGD	4,636,888	JPY	505,251,934	05/22/25	(11,877)
GSI	SGD	576,810	USD	426,982	05/22/25	(15,066)
GSI	USD	1,048,484	CHF	854,265	05/22/25	(11,335)
GSI	USD	432,176	EUR	379,884	05/22/25	(1,381)
GSI	USD	644,340	JPY	94,215,929	05/22/25	16,088
GSI	USD	1,404,827	MXN	28,412,098	05/22/25	40,612
GSI	USD	883,450	PLN	3,314,583	05/22/25	(6,998)
GSI	USD	165,979	RON	726,166	05/22/25	(848)
GSI	USD	1,675,528	SGD	2,199,251	05/22/25	9,904
GSI	USD	422,120	ZAR	7,991,258	05/22/25	6,916
HSBC	GBP	694,061	USD	929,659	05/22/25	4,632
HSBC	JPY	367,949,280	USD	2,602,308	05/22/25	23,085
HSBC	USD	158,604	CAD	219,395	05/22/25	706
HSBC	USD	86,683	CZK	1,913,450	05/22/25	216
HSBC	USD	34,319	EUR	30,244	05/22/25	(22)
HSBC	USD	316,731	ILS	1,165,259	05/22/25	3,599
HSBC	USD	149,015	NOK	1,572,230	05/22/25	2,113
MSCI	AUD	354,080	CAD	305,642	05/22/25	(4,915)
MSCI	CAD	10,039,085	USD	7,250,712	05/22/25	(38,983)
MSCI	CHF	356,840	EUR	381,688	05/22/25	(394)
MSCI	EUR	1,133,607	MXN	25,407,751	05/22/25	7,070
MSCI	EUR	174,232	USD	192,774	05/22/25	(4,807)
MSCI	JPY	243,412,406	USD	1,711,601	05/22/25	5,346

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	JPY	699,313,417	USD	4,870,044	05/22/25	$(31,950)
MSCI	NZD	738,586	JPY	61,866,248	05/22/25	(5,304)
MSCI	USD	3,993,158	AUD	6,306,586	05/22/25	47,335
MSCI	USD	4,443,430	CNY	32,404,751	05/22/25	23,178
MSCI	USD	404,582	DKK	2,646,152	05/22/25	(2,448)
MSCI	USD	20,743,828	JPY	2,953,352,317	05/22/25	(41,640)
SSB	USD	1,153,579	SEK	11,140,217	05/22/25	185
Net unrealized appreciation (depreciation)						$14,267

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$3,625,148	$—	$3,625,148
Corporate bonds	—	54,839,377	—	54,839,377
Mortgage-backed securities	—	4,443,693	—	4,443,693
Non-U.S. government agency obligations	—	57,798,438	—	57,798,438
U.S. government agency obligations	—	11,634,754	—	11,634,754
U.S. Treasury obligations	—	27,446,541	—	27,446,541
Short-term investments	—	10,121,643	—	10,121,643
Investment of cash collateral from securities loaned	—	3,151,350	—	3,151,350
Futures contracts	605,110	—	—	605,110
Forward foreign currency contracts	—	335,427	—	335,427
Total	$605,110	$173,396,371	$—	$174,001,481

Liabilities
Futures contracts	$(248,184)	$—	$—	$(248,184)
Forward foreign currency contracts	—	(321,160)	—	(321,160)
Total	$(248,184)	$(321,160)	$—	$(569,344)

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,960,049, represented 12.1% of the Portfolio’s net assets at period end.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2025 (unaudited)

3	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Rate shown reflects yield at April 30, 2025.
8	Includes $3,395,606 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,151,350 and non-cash collateral of $321,397.

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—95.9%
Advertising: 0.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		75,000	$72,921
7.500%, due 06/01/29[2]		125,000	102,450
7.750%, due 04/15/28[2]		200,000	166,000
7.875%, due 04/01/30[2]		100,000	100,045
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]		200,000	178,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		125,000	116,095
4.625%, due 03/15/30[2]		175,000	161,717
5.000%, due 08/15/27[2]		175,000	171,481
			1,068,709
Aerospace & defense: 1.4%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[2]		25,000	25,592
Boeing Co.
6.528%, due 05/01/34		75,000	80,561
Bombardier, Inc.
6.000%, due 02/15/28[2]		175,000	173,058
7.250%, due 07/01/31[2]		50,000	51,193
7.500%, due 02/01/29[2]		100,000	103,009
7.875%, due 04/15/27[2]		137,000	137,334
Evander Gold Mines Ltd.
10.000%, due 04/19/26[3,4,5]	EUR	111,547	0
Goat Holdco LLC
6.750%, due 02/01/32[2]		50,000	48,875
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		125,000	120,838
9.750%, due 11/15/30[2]		150,000	166,036
TransDigm, Inc.
4.625%, due 01/15/29		100,000	96,183
4.875%, due 05/01/29		75,000	72,376
5.500%, due 11/15/27		775,000	771,311
6.000%, due 01/15/33[2]		25,000	24,948
6.375%, due 03/01/29[2]		50,000	50,936
6.625%, due 03/01/32[2]		50,000	51,218
6.750%, due 08/15/28[2]		275,000	280,526
7.125%, due 12/01/31[2]		100,000	103,939
Triumph Group, Inc.
9.000%, due 03/15/28[2]		55,000	57,695
			2,415,628
Agriculture: 0.2%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		25,000	24,725
6.000%, due 06/15/30[2]		100,000	99,718
MHP Lux SA
6.250%, due 09/19/29[6]		200,000	162,000
			286,443
Airlines: 1.0%
Allegiant Travel Co.
7.250%, due 08/15/27[2]		50,000	46,182
American Airlines, Inc.
7.250%, due 02/15/28[2]		100,000	98,778
8.500%, due 05/15/29[2]		150,000	152,879

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		66,667	$66,222
5.750%, due 04/20/29[2]		300,000	290,971
Grupo Aeromexico SAB de CV
8.250%, due 11/15/29[2]		300,000	280,689
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]		150,000	138,169
Latam Airlines Group SA
7.875%, due 04/15/30[2]		75,000	73,260
OneSky Flight LLC
8.875%, due 12/15/29[2]		75,000	75,705
Transportes Aereos Portugueses SA
5.125%, due 11/15/29[2]	EUR	100,000	114,397
United Airlines, Inc.
4.625%, due 04/15/29[2]		150,000	140,896
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]		100,000	86,337
7.875%, due 05/01/27[2]		175,000	169,949
9.500%, due 06/01/28[2]		50,000	48,840
			1,783,274
Apparel: 0.5%
Champ Acquisition Corp.
8.375%, due 12/01/31[2]		25,000	26,337
Crocs, Inc.
4.125%, due 08/15/31[2]		125,000	109,258
4.250%, due 03/15/29[2]		25,000	23,201
CT Investment GmbH
6.375%, due 04/15/30[2]	EUR	200,000	233,084
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]		75,000	68,915
Takko Fashion GmbH
10.250%, due 04/15/30[2]	EUR	300,000	357,708
VF Corp.
6.000%, due 10/15/33		50,000	42,962
			861,465
Auto manufacturers: 0.2%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]		50,000	44,919
4.750%, due 10/01/27[2]		75,000	73,615
Aston Martin Capital Holdings Ltd.
10.375%, due 03/31/29[6]	GBP	100,000	117,005
JB Poindexter & Co., Inc.
8.750%, due 12/15/31[2]		75,000	75,403
			310,942
Auto parts & equipment: 1.4%
Adient Global Holdings Ltd.
7.500%, due 02/15/33[2]		50,000	47,379
Adler Pelzer Holding GmbH
9.500%, due 04/01/27[2]	EUR	200,000	211,843
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29		25,000	21,925
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, due 02/15/30[2]		50,000	50,865

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Dana, Inc.
4.250%, due 09/01/30		50,000	$46,121
4.500%, due 02/15/32		75,000	67,494
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		275,000	190,046
Forvia SE
2.750%, due 02/15/27[6]	EUR	350,000	382,573
5.500%, due 06/15/31[6]		100,000	107,621
Goodyear Tire & Rubber Co.
5.250%, due 07/15/31		250,000	232,893
Grupo Antolin-Irausa SA
3.500%, due 04/30/28[6]	EUR	100,000	69,670
10.375%, due 01/30/30[2]		125,000	94,487
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2,7]		225,000	266,189
Phinia, Inc.
6.625%, due 10/15/32[2]		50,000	49,062
Schaeffler AG
4.750%, due 08/14/29[6]	EUR	100,000	113,285
Standard Profil Automotive GmbH
6.250%, due 04/30/26[6]		200,000	103,094
Tenneco, Inc.
8.000%, due 11/17/28[2]		150,000	143,297
ZF Europe Finance BV
6.125%, due 03/13/29[6]	EUR	200,000	220,163
			2,418,007
Banks: 1.4%
Access Bank PLC
6.125%, due 09/21/26[6]		200,000	192,000
Banco BPM SpA
(fixed, converts to FRN on 01/19/27),
3.375%, due 01/19/32[5,6]	EUR	200,000	225,251
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[5,8]	GBP	200,000	266,208
Commerzbank AG
(fixed, converts to FRN on 12/29/26),
1.375%, due 12/29/31[5,6]	EUR	200,000	219,877
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[5,6]		100,000	113,363
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	248,123
7.625%, due 05/01/26[2]		75,000	74,799
12.000%, due 10/01/28[2]		50,000	53,604
12.250%, due 10/01/30[2]		25,000	27,507
Goldman Sachs Group, Inc.
Series R,
(fixed, converts to FRN on 02/10/30),
7.560%, due 08/10/25[5,8]		75,000	74,896
Intesa Sanpaolo SpA
2.925%, due 10/14/30[6]	EUR	250,000	271,318
UniCredit SpA
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[5,6]		325,000	363,649

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Uzbek Industrial & Construction Bank ATB
8.950%, due 07/24/29[6]		200,000	$204,750
Walker & Dunlop, Inc.
6.625%, due 04/01/33[2]		50,000	50,858
			2,386,203
Beverages: 0.4%
Primo Water Holdings, Inc.
3.875%, due 10/31/28[6]	EUR	94,000	104,806
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3.875%, due 10/31/28[2]		231,000	257,554
4.375%, due 04/30/29[2]		150,000	142,322
6.250%, due 04/01/29[2]		100,000	99,446
			604,128
Building Materials: 2.1%
AmeriTex HoldCo Intermediate LLC
10.250%, due 10/15/28[2]		75,000	77,260
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		300,000	270,184
5.000%, due 03/01/30[2]		100,000	95,946
6.375%, due 06/15/32[2]		225,000	226,269
6.375%, due 03/01/34[2]		300,000	297,760
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, due 12/15/30[2]	EUR	125,000	146,602
6.375%, due 12/15/30[6]		125,000	146,602
6.625%, due 12/15/30[2]		100,000	101,411
Griffon Corp.
5.750%, due 03/01/28		250,000	246,690
James Hardie International Finance DAC
3.625%, due 10/01/26[6]	EUR	100,000	112,775
JELD-WEN, Inc.
7.000%, due 09/01/32[2]		50,000	43,912
Knife River Corp.
7.750%, due 05/01/31[2]		50,000	52,301
Limak Cimento Sanayi ve Ticaret AS
9.750%, due 07/25/29[6]		200,000	195,500
Masterbrand, Inc.
7.000%, due 07/15/32[2]		25,000	25,061
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[2]		75,000	75,054
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	67,588
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		75,000	72,805
9.750%, due 07/15/28[2]		100,000	100,021
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		25,000	22,750
Quikrete Holdings, Inc.
6.375%, due 03/01/32[2]		200,000	201,127
6.750%, due 03/01/33[2]		100,000	100,374
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]		225,000	219,822

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
Standard Building Solutions, Inc.
6.500%, due 08/15/32[2]		125,000	$126,557
Standard Industries, Inc.
4.375%, due 07/15/30[2]		175,000	163,208
5.000%, due 02/15/27[2]		125,000	124,059
West China Cement Ltd.
4.950%, due 07/08/26[6]		200,000	155,907
Wilsonart LLC
11.000%, due 08/15/32[2]		75,000	67,891
			3,535,436
Chemicals: 4.0%
ASP Unifrax Holdings, Inc.
7.10% Cash, or 5.85% Cash and 1.25% PIK,
7.100%, due 09/30/29[2,7]		19,872	7,949
Avient Corp.
6.250%, due 11/01/31[2]		50,000	49,465
7.125%, due 08/01/30[2]		125,000	127,450
Braskem Netherlands Finance BV
4.500%, due 01/31/30[6]		450,000	373,365
Celanese U.S. Holdings LLC
Steps to 6.665% on 07/15/25,
6.415%, due 07/15/27		16,000	16,130
Steps to 6.830% on 07/15/25,
6.580%, due 07/15/29		50,000	50,426
Steps to 6.879% on 07/15/25,
6.629%, due 07/15/32		200,000	196,629
Steps to 7.050% on 05/15/25,
6.800%, due 11/15/30		25,000	24,991
Steps to 7.200% on 05/15/25,
6.950%, due 11/15/33		250,000	250,485
Chemours Co.
4.625%, due 11/15/29[2]		50,000	41,869
5.375%, due 05/15/27		75,000	73,038
5.750%, due 11/15/28[2]		150,000	135,873
8.000%, due 01/15/33[2]		50,000	45,056
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	225,000	210,250
12.000%, due 02/15/31[6]		150,000	135,221
Herens Midco SARL
5.250%, due 05/15/29[6]	EUR	200,000	167,322
Innophos Holdings, Inc.
11.500%, due 06/15/29[2]		228,125	230,663
Italmatch Chemicals SpA
10.000%, due 02/06/28[2]	EUR	125,000	148,334
Itelyum Regeneration SpA
5.750%, due 04/15/30[2]		100,000	112,450

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Mativ Holdings, Inc.
8.000%, due 10/01/29[2]		50,000	$41,565
Methanex Corp.
5.125%, due 10/15/27		75,000	73,619
Methanex U.S. Operations, Inc.
6.250%, due 03/15/32[2]		50,000	47,345
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	96,523
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	47,250
5.250%, due 06/01/27[2]		75,000	74,140
8.500%, due 11/15/28[2]		125,000	131,740
9.000%, due 02/15/30[2]		150,000	160,268
OCP SA
6.875%, due 04/25/44[6]		500,000	467,330
7.500%, due 05/02/54[2]		200,000	195,850
Olin Corp.
5.625%, due 08/01/29		125,000	121,251
6.625%, due 04/01/33[2]		25,000	23,721
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[6]	EUR	325,000	336,881
6.250%, due 10/01/29[2]		200,000	183,702
9.625%, due 11/15/28[6]	EUR	125,000	147,625
9.750%, due 11/15/28[2]		200,000	208,392
Rain Carbon, Inc.
12.250%, due 09/01/29[2]		50,000	50,834
Sasol Financing USA LLC
4.375%, due 09/18/26		200,000	191,500
4.500%, due 11/08/27[6]		200,000	177,170
8.750%, due 05/03/29[2]		200,000	190,312
8.750%, due 05/03/29[6]		200,000	190,312
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		25,000	23,950
6.625%, due 05/01/29[2]		150,000	145,692
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	EUR	150,000	177,659
9.500%, due 07/15/28[6]		100,000	118,440
SNF Group SACA
4.500%, due 03/15/32[2]		200,000	228,591
Synthomer PLC
7.375%, due 05/02/29[2]		125,000	133,807
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
5.125% Cash and 2.500% PIK,
7.625%, due 05/03/29[2,7]		204,000	121,451
Tronox, Inc.
4.625%, due 03/15/29[2]		150,000	121,421
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		25,000	24,202
5.625%, due 08/15/29[2]		125,000	110,743
7.375%, due 03/01/31[2]		50,000	50,267
			6,810,519

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Coal: 0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[3,4,9]		550,000	$5,500
Murray Energy Corp.
9.000% Cash and 3.000% PIK,
12.000%, due 04/15/24[2,3,4,7,10]		1,268,693	0
			5,500
Commercial services: 5.2%
ADT Security Corp.
4.125%, due 08/01/29[2]		25,000	23,591
4.875%, due 07/15/32[2]		150,000	141,458
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		81,000	80,061
Allied Universal Holdco LLC
7.875%, due 02/15/31[2]		25,000	25,534
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	187,555
9.750%, due 07/15/27[2]		250,000	250,888
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	EUR	100,000	109,462
4.625%, due 06/01/28[2]		200,000	192,218
4.875%, due 06/01/28[6]	GBP	150,000	190,160
Alta Equipment Group, Inc.
9.000%, due 06/01/29[2]		50,000	42,078
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		125,000	112,081
4.625%, due 10/01/27[2]		25,000	23,955
APCOA Group GmbH
6.000%, due 04/15/31[2]	EUR	200,000	227,616
APCOA Group GmbH/Germany
6.000%, due 04/15/31[6]		100,000	113,808
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	163,394
Arena Luxembourg Finance SARL
3 mo. EURIBOR + 2.500%,
4.823%, due 05/01/30[2,5]	EUR	100,000	112,935
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[2]		150,000	138,067
5.750%, due 07/15/27[2]		25,000	24,294
5.750%, due 07/15/27[2]		25,000	24,249
Avis Budget Finance PLC
7.000%, due 02/28/29[6]	EUR	100,000	112,580
7.250%, due 07/31/30[2]		200,000	224,021
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[6]		100,000	109,320
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[6]		150,000	152,553
Belron U.K. Finance PLC
4.625%, due 10/15/29[2]		200,000	230,014
4.625%, due 10/15/29[6]		100,000	115,007
Block, Inc.
6.500%, due 05/15/32[2]		75,000	76,521

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Boels Topholding BV
5.750%, due 05/15/30[2]	EUR	100,000	$116,837
5.750%, due 05/15/30[6]		100,000	116,837
Boost Newco Borrower LLC
7.500%, due 01/15/31[2]		200,000	211,051
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.500%, due 01/15/31[6]	GBP	300,000	429,688
Brink's Co.
6.500%, due 06/15/29[2]		75,000	76,408
6.750%, due 06/15/32[2]		100,000	102,359
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	68,961
Champions Financing, Inc.
8.750%, due 02/15/29[2]		25,000	22,010
CPI CG, Inc.
10.000%, due 07/15/29[2]		50,000	53,616
EquipmentShare.com, Inc.
8.000%, due 03/15/33[2]		125,000	123,382
8.625%, due 05/15/32[2]		100,000	102,093
GEO Group, Inc.
8.625%, due 04/15/29		75,000	78,844
10.250%, due 04/15/31		175,000	191,213
Herc Holdings, Inc.
6.625%, due 06/15/29[2]		50,000	49,396
Hertz Corp.
3.000%, due 01/15/28[2]		50,000	9,375
La Financiere Atalian
3.500% Cash and 5.000% PIK,
8.500%, due 06/30/28[7]	EUR	339,361	154,634
Loxam SAS
6.375%, due 05/31/29[2]		100,000	118,949
Mavis Tire Express Services Topco Corp.
6.500%, due 05/15/29[2]		325,000	299,674
Mundys SpA
4.500%, due 01/24/30[6]	EUR	200,000	235,579
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	113,302
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]		100,000	93,549
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, due 01/15/28[2]		75,000	74,938
Q-Park Holding I BV
5.125%, due 02/15/30[2]	EUR	100,000	115,712
5.125%, due 02/15/30[6]		125,000	144,640
Rekeep SpA
9.000%, due 09/15/29[2]		100,000	111,092
RR Donnelley & Sons Co.
9.500%, due 08/01/29[2]		75,000	71,412
10.875%, due 08/01/29[2]		75,000	71,160
RRD Intermediate Holdings, Inc.
11.000%, due 12/01/30[2]		75,000	67,688

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Service Corp. International
3.375%, due 08/15/30		25,000	$22,383
4.000%, due 05/15/31		225,000	205,436
5.750%, due 10/15/32		100,000	98,724
Techem Verwaltungsgesellschaft 675 GmbH
5.375%, due 07/15/29[6]	EUR	300,000	348,841
United Rentals North America, Inc.
3.750%, due 01/15/32		75,000	66,876
3.875%, due 02/15/31		125,000	114,151
4.000%, due 07/15/30		225,000	209,589
5.250%, due 01/15/30		275,000	271,963
5.500%, due 05/15/27		25,000	24,951
6.125%, due 03/15/34[2]		25,000	25,270
Verisure Holding AB
5.500%, due 05/15/30[6]	EUR	150,000	175,025
9.250%, due 10/15/27[6]		80,000	94,947
Verisure Midholding AB
5.250%, due 02/15/29[6]		300,000	341,406
Vortex Opco LLC
8.000%, due 04/30/30[2]		78,375	12,321
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		100,000	98,995
WEX, Inc.
6.500%, due 03/15/33[2]		75,000	72,930
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]		75,000	72,123
6.625%, due 06/15/29[2]		50,000	50,669
6.625%, due 04/15/30[2]		25,000	25,453
			8,959,872
Computers: 1.0%
Almaviva-The Italian Innovation Co. SpA
5.000%, due 10/30/30[2]	EUR	100,000	115,479
5.000%, due 10/30/30[6]		100,000	115,479
Amentum Holdings, Inc.
7.250%, due 08/01/32[2]		75,000	76,293
ASGN, Inc.
4.625%, due 05/15/28[2]		125,000	118,955
Atos SE
Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%),
9.000%, due 12/18/29[5,6]	EUR	200,000	244,548
Diebold Nixdorf, Inc.
7.750%, due 03/31/30[2]		100,000	104,112
Exela Intermediate LLC/Exela Finance, Inc.
5.75% Cash and 5.75% PIK,
11.500%, due 04/15/26[2,7,10]		162,951	8,962
Insight Enterprises, Inc.
6.625%, due 05/15/32[2]		25,000	25,363
NCR Atleos Corp.
9.500%, due 04/01/29[2]		200,000	215,175

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Computers—(continued)
NCR Voyix Corp.
5.000%, due 10/01/28[2]		125,000	$121,156
5.125%, due 04/15/29[2]		88,000	84,614
OVH Groupe SAS
4.750%, due 02/05/31[2]	EUR	150,000	171,818
Seagate HDD Cayman
4.125%, due 01/15/31		80,000	73,064
9.625%, due 12/01/32		226,125	255,210
			1,730,228
Cosmetics/Personal Care: 0.2%
Perrigo Finance Unlimited Co.
5.375%, due 09/30/32	EUR	175,000	200,106
6.125%, due 09/30/32		25,000	24,816
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	22,570
5.125%, due 01/15/28[2]		100,000	99,168
			346,660
Distribution & wholesale: 0.4%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]		50,000	48,254
Azelis Finance NV
5.750%, due 03/15/28[6]	EUR	100,000	116,095
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	175,000
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		50,000	48,504
Li & Fung Ltd.
5.250%, due 11/03/25[6,8]		200,000	96,321
OPENLANE, Inc.
5.125%, due 06/01/25[2]		16,000	15,972
Resideo Funding, Inc.
6.500%, due 07/15/32[2]		50,000	49,600
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]		50,000	50,980
7.750%, due 03/15/31[2]		25,000	26,212
Velocity Vehicle Group LLC
8.000%, due 06/01/29[2]		25,000	25,251
Windsor Holdings III LLC
8.500%, due 06/15/30[2]		50,000	52,627
			704,816
Diversified financial services: 4.7%
4finance SA
10.750%, due 10/26/26	EUR	200,000	226,398
Aareal Bank AG
(fixed, converts to FRN on 12/12/29),
5.625%, due 12/12/34[5,6]		200,000	224,619
AG Issuer LLC
6.250%, due 03/01/28[2]		100,000	98,518
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]		25,000	25,752
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[5,8]		100,000	91,870
6.700%, due 02/14/33		75,000	74,477
Azorra Finance Ltd.
7.750%, due 04/15/30[2]		50,000	49,563
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[6,7]	GBP	100,000	130,172

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Bread Financial Holdings, Inc.
(fixed, converts to FRN on 06/15/30),
8.375%, due 06/15/35[2,5]		100,000	$93,526
9.750%, due 03/15/29[2]		25,000	26,301
Coinbase Global, Inc.
0.500%, due 06/01/26		25,000	24,906
3.375%, due 10/01/28[2]		375,000	345,146
3.625%, due 10/01/31[2]		350,000	303,743
Credito Real SAB de CV SOFOM ER
5.000%, due 02/01/27	EUR	275,000	38,182
doValue SpA
7.000%, due 02/28/30[2]		100,000	116,698
EZCORP, Inc.
7.375%, due 04/01/32[2]		25,000	26,172
Focus Financial Partners LLC
6.750%, due 09/15/31[2]		50,000	50,299
Freedom Mortgage Holdings LLC
9.250%, due 02/01/29[2]		50,000	50,934
Garfunkelux Holdco 3 SA
7.750%, due 11/01/25[6]	GBP	125,000	116,944
GGAM Finance Ltd.
5.875%, due 03/15/30[2]		75,000	73,855
6.875%, due 04/15/29[2]		25,000	25,530
goeasy Ltd.
6.875%, due 05/15/30[2]		25,000	24,382
7.625%, due 07/01/29[2]		150,000	151,197
9.250%, due 12/01/28[2]		50,000	52,347
Hightower Holding LLC
9.125%, due 01/31/30[2]		50,000	51,125
International Personal Finance PLC
10.750%, due 12/14/29[6]	EUR	200,000	245,942
Intrum AB
3.500%, due 07/15/26[6,10]		200,000	176,102
9.250%, due 03/15/28[6,10]		100,000	91,081
Iqera Group SAS
6.500%, due 09/30/24[2]		83,280	54,710
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	71,393
6.125%, due 11/01/32[2]		100,000	98,288
6.750%, due 05/01/33[2]		75,000	75,353
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		100,000	99,500
8.250%, due 05/15/30[2]		125,000	125,794
9.500%, due 02/15/29[2]		100,000	104,829
Jerrold Finco PLC
7.875%, due 04/15/30[2]	GBP	100,000	133,617
Kane Bidco Ltd.
6.500%, due 02/15/27[6]		225,000	297,234
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	190,926

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	$74,907
5.500%, due 08/15/28[2]		150,000	149,092
5.750%, due 11/15/31[2]		50,000	50,186
6.000%, due 01/15/27[2]		75,000	75,033
6.500%, due 08/01/29[2]		50,000	50,820
7.125%, due 02/01/32[2]		100,000	103,740
Navient Corp.
5.000%, due 03/15/27		181,000	179,190
5.500%, due 03/15/29		125,000	118,341
Series A,
5.625%, due 08/01/33		100,000	85,702
6.750%, due 06/15/26		150,000	151,370
9.375%, due 07/25/30		75,000	79,748
11.500%, due 03/15/31		50,000	55,791
Newday Bondco PLC
13.250%, due 12/15/26[6]	GBP	92,700	130,370
OneMain Finance Corp.
3.875%, due 09/15/28		25,000	23,135
4.000%, due 09/15/30		75,000	66,504
5.375%, due 11/15/29		25,000	23,899
6.625%, due 01/15/28		75,000	75,525
6.625%, due 05/15/29		50,000	50,146
6.750%, due 03/15/32		175,000	171,645
7.125%, due 11/15/31		50,000	50,207
7.500%, due 05/15/31		100,000	101,411
7.875%, due 03/15/30		250,000	258,260
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	163,374
5.750%, due 09/15/31[2]		75,000	71,439
6.875%, due 02/15/33[2]		100,000	99,860
7.875%, due 12/15/29[2]		100,000	104,260
PHH Escrow Issuer LLC/PHH Corp.
9.875%, due 11/01/29[2]		50,000	48,355
PRA Group, Inc.
8.375%, due 02/01/28[2]		100,000	101,000
8.875%, due 01/31/30[2]		75,000	77,241
Rfna LP
7.875%, due 02/15/30[2]		200,000	196,738
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, due 03/01/29[2]		75,000	69,751
3.875%, due 03/01/31[2]		25,000	22,598
4.000%, due 10/15/33[2]		250,000	216,255
SLM Corp.
6.500%, due 01/31/30		25,000	25,807
StoneX Group, Inc.
7.875%, due 03/01/31[2]		25,000	26,026
Synchrony Financial
7.250%, due 02/02/33		75,000	76,480
Titanium 2l Bondco SARL
6.250%, due 01/14/31[7]	EUR	490,800	165,619
TrueNoord Capital DAC
8.750%, due 03/01/30[2]		75,000	76,611

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, due 06/15/31[2]		25,000	$25,661
World Acceptance Corp.
7.000%, due 11/01/26[2]		100,000	98,661
			8,048,183
Electric: 4.0%
AES Andes SA
(fixed, converts to FRN on 06/10/30),
8.150%, due 06/10/55[5,6]		300,000	306,600
AES Corp.
(fixed, converts to FRN on 07/15/30),
6.950%, due 07/15/55[5]		25,000	23,315
(fixed, converts to FRN on 01/15/30),
7.600%, due 01/15/55[5]		100,000	98,806
AES Espana BV
5.700%, due 05/04/28[2]		400,000	374,000
Alpha Generation LLC
6.750%, due 10/15/32[2]		100,000	101,911
American Electric Power Co., Inc.
(fixed, converts to FRN on 12/15/34),
6.950%, due 12/15/54[5]		50,000	50,297
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[5]		75,000	75,679
Aydem Yenilenebilir Enerji AS
7.750%, due 02/02/27[6]		270,000	267,705
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625%, due 02/15/32[2]	EUR	125,000	144,237
Calpine Corp.
4.500%, due 02/15/28[2]		25,000	24,452
5.000%, due 02/01/31[2]		150,000	144,284
5.125%, due 03/15/28[2]		325,000	321,915
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[6]		400,000	407,252
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	110,541
3.125%, due 01/01/28[6]		200,000	221,081
5.000%, due 02/28/30[2]		100,000	113,859
Edison International
(fixed, converts to FRN on 06/15/29),
7.875%, due 06/15/54[5]		25,000	23,408
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[5]		50,000	47,607
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]	EUR	250,000	291,744
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[6]		200,000	176,450
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	190,750
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	43,796

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Lightning Power LLC
7.250%, due 08/15/32[2]		100,000	$103,603
Limak Yenilenebilir Enerji AS
9.625%, due 08/12/30[2]		250,000	240,312
NRG Energy, Inc.
3.375%, due 02/15/29[2]		50,000	46,349
3.625%, due 02/15/31[2]		50,000	44,939
5.250%, due 06/15/29[2]		150,000	148,214
5.750%, due 01/15/28		25,000	25,097
5.750%, due 07/15/29[2]		200,000	199,059
6.000%, due 02/01/33[2]		150,000	148,426
6.250%, due 11/01/34[2]		75,000	74,885
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,5,8]		125,000	136,943
PG&E Corp.
5.000%, due 07/01/28		150,000	146,312
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[5]		150,000	145,619
Pike Corp.
8.625%, due 01/31/31[2]		25,000	26,227
Public Power Corp. SA
4.625%, due 10/31/31[6]	EUR	100,000	114,970
RRI Energy, Inc.
3.000%, due 06/15/17[3,4,10]		75,000	0
Saavi Energia SARL
8.875%, due 02/10/35[2]		200,000	200,250
Talen Energy Supply LLC
8.625%, due 06/01/30[2]		125,000	133,496
TransAlta Corp.
7.750%, due 11/15/29		50,000	52,076
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,5,8]		225,000	227,226
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,5,8]		125,000	127,757
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		100,000	96,160
5.000%, due 07/31/27[2]		100,000	99,129
5.500%, due 09/01/26[2]		175,000	174,517
5.625%, due 02/15/27[2]		150,000	149,903
6.875%, due 04/15/32[2]		150,000	155,367
7.750%, due 10/15/31[2]		175,000	185,042
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[2]		25,000	24,947
			6,786,514
Electrical components & equipment: 0.2%
Belden, Inc.
3.375%, due 07/15/31[6]	EUR	300,000	323,466
Senvion Holding GmbH
3.875%, due 10/25/22[6,10]		400,000	1,133
WESCO Distribution, Inc.
6.625%, due 03/15/32[2]		25,000	25,430
			350,029
Electronics: 0.5%
Coherent Corp.
5.000%, due 12/15/29[2]		225,000	215,410

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electronics—(continued)
Imola Merger Corp.
4.750%, due 05/15/29[2]		375,000	$358,078
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	183,983
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	65,559
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		75,000	69,718
			892,748
Energy-Alternate Sources: 0.7%
Greenko Wind Projects Mauritius Ltd.
7.250%, due 09/27/28[2]		400,000	385,000
MSU Energy SA
9.750%, due 12/05/30[2]		300,000	280,365
ReNew Pvt Ltd.
5.875%, due 03/05/27[2]		299,000	292,646
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	117,816
5.000%, due 01/31/28[2]		50,000	48,700
			1,124,527
Engineering & construction: 0.8%
Aeropuertos Argentina 2000 SA
8.500%, due 08/01/31[6]		100,000	102,600
Arcosa, Inc.
6.875%, due 08/15/32[2]		50,000	50,949
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.875%, due 02/03/30[2]		300,000	295,500
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, due 02/01/32[2]		50,000	48,792
IHS Netherlands Holdco BV
8.000%, due 09/18/27[6]		206,243	205,830
OHL Operaciones SA
5.100% Cash or 4.650% PIK,
9.750%, due 12/31/29[2,7]	EUR	75,814	76,822
Sarens Finance Co. NV
5.750%, due 02/21/27[6]		338,000	377,117
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	67,493
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	187,060
			1,412,163
Entertainment: 3.0%
888 Acquisitions Ltd.
10.750%, due 05/15/30[6]	GBP	225,000	300,038
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	107,545
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	EUR	125,000	149,041
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26		25,000	22,337
7.500%, due 02/15/29[2]		125,000	86,222
Boyne USA, Inc.
4.750%, due 05/15/29[2]		50,000	47,582

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		225,000	$207,709
6.500%, due 02/15/32[2]		50,000	50,262
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		25,000	24,226
5.500%, due 04/01/27[2]		75,000	74,274
5.750%, due 04/01/30[2]		125,000	122,248
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		50,000	49,096
7.000%, due 08/01/32[2]		50,000	51,129
Cirsa Finance International SARL
6.500%, due 03/15/29[6]	EUR	100,000	117,873
Codere
8.000%, due 12/31/28		46,492	54,765
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		50,000	50,161
Great Canadian Gaming Corp.
8.750%, due 11/15/29[2]		50,000	49,549
IGT Lottery Holdings BV
4.250%, due 03/15/30[2]	EUR	100,000	115,155
Inter Media & Communication SpA
6.750%, due 02/09/27[6]		245,539	280,937
6.750%, due 02/09/27[2]		98,215	112,375
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	197,419
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	204,750
Light & Wonder International, Inc.
7.000%, due 05/15/28[2]		175,000	175,040
7.250%, due 11/15/29[2]		25,000	25,488
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29[2]		50,000	38,353
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		125,000	119,492
4.750%, due 10/15/27[2]		150,000	146,821
5.625%, due 03/15/26[2]		225,000	223,621
Lottomatica Group SpA
5.375%, due 06/01/30[2]	EUR	100,000	117,109
3 mo. EURIBOR + 3.250%,
5.735%, due 06/01/31[2,5]		100,000	113,286
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	118,007
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, due 04/15/30[2]		25,000	24,996
Motion Bondco DAC
4.500%, due 11/15/27[6]	EUR	200,000	212,693
Motion Finco SARL
7.375%, due 06/15/30[6]		100,000	109,974
8.375%, due 02/15/32[2]		200,000	189,318
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]		200,000	175,423

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		125,000	$73,125
5.875%, due 09/01/31[2]		125,000	65,000
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, due 02/01/33[2]		25,000	24,676
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]		50,000	47,589
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]		150,000	142,571
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]		25,000	24,729
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.250%, due 07/15/29		25,000	23,768
6.500%, due 10/01/28		200,000	201,060
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	120,517
6.250%, due 03/15/33[2]		75,000	72,497
7.125%, due 02/15/31[2]		75,000	77,367
			5,137,213
Environmental control: 0.3%
Clean Harbors, Inc.
6.375%, due 02/01/31[2]		50,000	50,930
GFL Environmental, Inc.
6.750%, due 01/15/31[2]		50,000	51,975
Madison IAQ LLC
5.875%, due 06/30/29[2]		25,000	23,641
Paprec Holding SA
7.250%, due 11/17/29[2]	EUR	100,000	119,377
7.250%, due 11/17/29[6]		125,000	149,222
Reworld Holding Corp.
5.000%, due 09/01/30		100,000	91,830
Waste Pro USA, Inc.
7.000%, due 02/01/33[2]		75,000	76,521
			563,496
Food: 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	23,318
4.625%, due 01/15/27[2]		175,000	173,020
4.875%, due 02/15/30[2]		175,000	169,058
5.875%, due 02/15/28[2]		50,000	49,962
6.500%, due 02/15/28[2]		150,000	152,388
B&G Foods, Inc.
8.000%, due 09/15/28[2]		75,000	74,410
Bellis Finco PLC
4.000%, due 02/16/27[6]	GBP	125,000	157,970
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		50,000	41,813
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK,
8.750%, due 10/01/29[2,7]		52,097	55,206

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, due 07/01/29[2]		50,000	$52,370
ELO SACA
3.250%, due 07/23/27[6]	EUR	100,000	108,763
4.875%, due 12/08/28[6]		100,000	103,251
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	158,371
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, due 02/15/29[2]		175,000	179,025
Kroger Co.
5.000%, due 09/15/34		100,000	98,012
5.650%, due 09/15/64		175,000	162,538
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		75,000	70,359
4.375%, due 01/31/32[2]		125,000	114,515
Minerva Luxembourg SA
8.875%, due 09/13/33[6]		300,000	319,072
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	118,307
5.500%, due 10/15/27[2]		50,000	49,590
6.125%, due 09/15/32[2]		50,000	50,015
Pilgrim's Pride Corp.
6.250%, due 07/01/33		75,000	78,113
Post Holdings, Inc.
4.500%, due 09/15/31[2]		25,000	22,751
4.625%, due 04/15/30[2]		350,000	329,912
Quatrim SAS
8.500%, due 01/15/27[6,7]	EUR	169,041	186,950
Rallye SA
Series COFP,
5.250%, due 02/28/32[6]		800,000	457
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	162,568
U.S. Foods, Inc.
4.750%, due 02/15/29[2]		200,000	194,248
5.750%, due 04/15/33[2]		25,000	24,488
6.875%, due 09/15/28[2]		50,000	51,251
7.250%, due 01/15/32[2]		50,000	52,305
Ulker Biskuvi Sanayi AS
7.875%, due 07/08/31[2]		200,000	199,187
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		25,000	24,546
Viking Baked Goods Acquisition Corp.
8.625%, due 11/01/31[2]		75,000	71,242
			3,879,351
Food service: 0.3%
Aramark International Finance SARL
4.375%, due 04/15/33[2]	EUR	150,000	163,915
Aramark Services, Inc.
5.000%, due 02/01/28[2]		50,000	49,193
Elior Group SA
5.625%, due 03/15/30[6]	EUR	150,000	172,052

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food service—(continued)
TKC Holdings, Inc.
10.500%, due 05/15/29[2]		100,000	$100,048
			485,208
Forest products & paper: 0.1%
Appcion
9.000%, due 06/01/25[2,3,4,9,10]		650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]		83,000	69,538
Mercer International, Inc.
5.125%, due 02/01/29		50,000	41,127
12.875%, due 10/01/28[2]		25,000	25,545
			142,710
Gas: 0.4%
AltaGas Ltd.
(fixed, converts to FRN on 10/15/34),
7.200%, due 10/15/54[2,5]		25,000	24,415
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27		150,000	143,360
5.875%, due 08/20/26		50,000	49,393
EP Infrastructure AS
2.045%, due 10/09/28[6]	EUR	150,000	158,928
Venture Global Plaquemines LNG LLC
7.500%, due 05/01/33[2]		100,000	102,591
7.750%, due 05/01/35[2]		150,000	154,035
			632,722
Hand & machine tools: 0.4%
Dynamo Newco II GmbH
6.250%, due 10/15/31[2]	EUR	150,000	171,024
6.250%, due 10/15/31[6]		150,000	171,024
IMA Industria Macchine Automatiche SpA
3.750%, due 01/15/28[6]		100,000	111,586
Werner FinCo LP/Werner FinCo, Inc.
11.500%, due 06/15/28[2]		25,000	26,001
8.750% Cash and 5.750% PIK,
14.500%, due 10/15/28[2,7]		138,439	141,208
			620,843
Healthcare-products: 0.7%
Avantor Funding, Inc.
3.875%, due 07/15/28[6]	EUR	100,000	111,586
3.875%, due 11/01/29[2]		100,000	92,319
4.625%, due 07/15/28[2]		225,000	216,383
Bausch & Lomb Corp.
8.375%, due 10/01/28[2]		175,000	181,790
Embecta Corp.
5.000%, due 02/15/30[2]		25,000	22,501
Insulet Corp.
6.500%, due 04/01/33[2]		50,000	51,010
Marcolin SpA
6.125%, due 11/15/26[6]	EUR	100,000	113,281
Medline Borrower LP
5.250%, due 10/01/29[2]		225,000	213,668
RAY Financing LLC
6.500%, due 07/15/31[2]	EUR	150,000	175,620
Sotera Health Holdings LLC
7.375%, due 06/01/31[2]		100,000	102,564
			1,280,722
Healthcare-services: 2.2%
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28[2]		125,000	122,375
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		100,000	92,100

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
CAB SELAS
3.375%, due 02/01/28[6]	EUR	100,000	$106,971
Cerba Healthcare SACA
3.500%, due 05/31/28[6]		100,000	84,253
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		107,000	94,084
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		125,000	103,194
5.250%, due 05/15/30[2]		125,000	106,644
5.625%, due 03/15/27[2]		175,000	170,663
6.000%, due 01/15/29[2]		75,000	69,868
6.125%, due 04/01/30[2]		75,000	51,142
6.875%, due 04/01/28[2]		23,000	17,710
6.875%, due 04/15/29[2]		150,000	109,277
10.875%, due 01/15/32[2]		175,000	180,689
Concentra Health Services, Inc.
6.875%, due 07/15/32[2]		100,000	102,380
DaVita, Inc.
4.625%, due 06/01/30[2]		150,000	139,509
Encompass Health Corp.
4.750%, due 02/01/30		125,000	121,458
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		75,000	67,515
8.375%, due 02/15/32[2]		50,000	50,997
10.000%, due 06/01/32[2]		50,000	48,500
11.000%, due 10/15/30[2]		75,000	82,098
ModivCare, Inc.
5.000%, due 10/01/29[2]		50,000	2,063
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		75,000	67,609
4.375%, due 06/15/28[2]		150,000	144,182
6.250%, due 01/15/33[2]		50,000	49,624
MPH Acquisition Holdings LLC
5.750%, due 12/31/30[2]		107,848	83,582
6.500% Cash and 5.000% PIK,
11.500%, due 12/31/30[2,7]		56,325	51,819
Radiology Partners, Inc.
4.275% Cash and 3.500% PIK,
7.775%, due 01/31/29[2,7]		92,210	90,223
Select Medical Corp.
6.250%, due 12/01/32[2]		75,000	74,472
Surgery Center Holdings, Inc.
7.250%, due 04/15/32[2]		75,000	74,830
Tenet Healthcare Corp.
4.250%, due 06/01/29		50,000	47,618
4.375%, due 01/15/30		75,000	71,078
5.125%, due 11/01/27		175,000	173,557
6.125%, due 10/01/28		450,000	448,924
6.125%, due 06/15/30		275,000	275,943
6.750%, due 05/15/31		25,000	25,627
U.S. Acute Care Solutions LLC
9.750%, due 05/15/29[2]		75,000	76,139
			3,678,717

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Home builders: 1.6%
Adams Homes, Inc.
9.250%, due 10/15/28[2]		175,000	$175,818
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]		75,000	69,392
4.625%, due 04/01/30[2]		150,000	137,510
6.625%, due 01/15/28[2]		100,000	99,813
Beazer Homes USA, Inc.
5.875%, due 10/15/27		50,000	48,843
7.250%, due 10/15/29		100,000	97,075
7.500%, due 03/15/31[2]		25,000	24,154
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]		25,000	21,764
5.000%, due 06/15/29[2]		125,000	111,263
Century Communities, Inc.
3.875%, due 08/15/29[2]		75,000	66,900
Dream Finders Homes, Inc.
8.250%, due 08/15/28[2]		100,000	102,678
Empire Communities Corp.
9.750%, due 05/01/29[2]		75,000	73,178
Forestar Group, Inc.
5.000%, due 03/01/28[2]		125,000	121,328
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	147,420
KB Home
4.000%, due 06/15/31		125,000	112,653
7.250%, due 07/15/30		75,000	76,771
LGI Homes, Inc.
4.000%, due 07/15/29[2]		25,000	21,755
7.000%, due 11/15/32[2]		50,000	46,125
8.750%, due 12/15/28[2]		100,000	100,980
Maison Finco PLC
6.000%, due 10/31/27[6]	GBP	100,000	129,039
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	114,469
Miller Homes Group Finco PLC
3 mo. EURIBOR + 4.250%,
6.529%, due 10/15/30[2,5]	EUR	125,000	142,286
7.000%, due 05/15/29[6]	GBP	125,000	162,646
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28		100,000	97,072
4.750%, due 04/01/29		125,000	118,203
STL Holding Co. LLC
8.750%, due 02/15/29[2]		75,000	76,168
Thor Industries, Inc.
4.000%, due 10/15/29[2]		25,000	22,484
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	74,967
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		59,000	58,601
			2,651,355
Home furnishings: 0.2%
Arcelik AS
8.500%, due 09/25/28[6]		200,000	205,376
Somnigroup International, Inc.
4.000%, due 04/15/29[2]		125,000	116,052
			321,428

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Household products/wares: 0.1%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]	100,000	$90,002

Housewares: 0.2%
Newell Brands, Inc.
6.375%, due 09/15/27	75,000	73,111
6.625%, due 09/15/29	50,000	46,903
Steps to 7.375% on 10/01/25,
6.875%, due 04/01/36	125,000	108,882
Steps to 7.500% on 10/01/25,
7.000%, due 04/01/46	50,000	38,633
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	109,475
		377,004
Insurance: 0.8%
Acrisure LLC/Acrisure Finance, Inc.
6.000%, due 08/01/29[2]	275,000	260,530
8.250%, due 02/01/29[2]	100,000	102,318
8.500%, due 06/15/29[2]	25,000	25,823
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, due 10/01/32[2]	50,000	50,528
AmWINS Group, Inc.
6.375%, due 02/15/29[2]	25,000	25,298
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, due 11/01/29[2]	100,000	97,599
AssuredPartners, Inc.
5.625%, due 01/15/29[2]	100,000	99,655
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, due 05/15/31[2]	100,000	101,749
FWD Group Holdings Ltd.
(fixed, converts to FRN on 06/15/27),
8.045%, due 06/15/25[5,6,8]	300,000	292,032
HUB International Ltd.
5.625%, due 12/01/29[2]	25,000	24,422
7.250%, due 06/15/30[2]	150,000	155,587
Ryan Specialty LLC
5.875%, due 08/01/32[2]	75,000	74,078
		1,309,619
Internet: 0.8%
Cogent Communications Group LLC
7.000%, due 06/15/27[2]	125,000	125,612
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.000%, due 06/15/27[2]	50,000	50,158
Gen Digital, Inc.
6.750%, due 09/30/27[2]	50,000	50,820
7.125%, due 09/30/30[2]	150,000	154,443
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]	175,000	173,458

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(continued)
iliad SA
4.250%, due 12/15/29[6]	EUR	100,000	$114,984
5.375%, due 05/02/31[6]		200,000	237,615
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		75,000	54,270
Snap, Inc.
6.875%, due 03/01/33[2]		350,000	349,558
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		69,000	60,966
			1,371,884
Investment companies: 0.7%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	67,133
5.250%, due 04/15/29[2]		125,000	117,918
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		50,000	41,691
5.250%, due 05/15/27		125,000	118,531
6.250%, due 05/15/26		135,000	134,498
9.000%, due 06/15/30		75,000	70,843
9.750%, due 01/15/29		75,000	74,025
10.000%, due 11/15/29[2]		25,000	24,445
Linx Capital Ltd.
15.200%, due 04/30/25[2]	EUR	478,876	520,811
			1,169,895
Iron & steel: 1.2%
Algoma Steel, Inc.
9.125%, due 04/15/29[2]		50,000	42,146
ATI, Inc.
4.875%, due 10/01/29		75,000	71,651
5.125%, due 10/01/31		125,000	118,304
7.250%, due 08/15/30		50,000	52,002
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	153,774
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	140,862
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	200,155
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]		50,000	42,890
5.875%, due 06/01/27		225,000	221,976
7.000%, due 03/15/32[2]		25,000	23,487
Commercial Metals Co.
4.125%, due 01/15/30		50,000	47,008
4.375%, due 03/15/32		50,000	45,447
Infrabuild Australia Pty. Ltd.
14.500%, due 11/15/28[2]		50,000	52,450
Mineral Resources Ltd.
8.000%, due 11/01/27[2]		100,000	94,972
8.125%, due 05/01/27[2]		148,000	143,929
Samarco Mineracao SA
9.500% Cash or 9.000% PIK,
9.500%, due 06/30/31[6,7]		706,228	662,407

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(continued)
TMS International Corp.
6.250%, due 04/15/29[2]		25,000	$23,130
			2,136,590
Leisure time: 3.1%
Acushnet Co.
7.375%, due 10/15/28[2]		25,000	25,870
Carnival Corp.
5.750%, due 03/01/27[2]		550,000	548,056
5.750%, due 01/15/30[2]	EUR	175,000	207,208
5.750%, due 01/15/30[6]		100,000	118,949
6.000%, due 05/01/29[2]		350,000	347,938
6.125%, due 02/15/33[2]		125,000	123,943
6.650%, due 01/15/28		100,000	101,883
7.625%, due 03/01/26[2]		425,000	425,546
Carnival PLC
1.000%, due 10/28/29	EUR	275,000	272,161
Deuce Finco PLC
5.500%, due 06/15/27[6]	GBP	100,000	131,604
Life Time, Inc.
6.000%, due 11/15/31[2]		250,000	249,216
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		150,000	110,347
NCL Corp. Ltd.
5.875%, due 02/15/27[2]		50,000	49,767
6.750%, due 02/01/32[2]		150,000	146,466
7.750%, due 02/15/29[2]		100,000	103,204
8.125%, due 01/15/29[2]		25,000	26,180
NCL Finance Ltd.
6.125%, due 03/15/28[2]		100,000	99,274
Pinnacle Bidco PLC
8.250%, due 10/11/28[6]	EUR	100,000	119,799
10.000%, due 10/11/28[6]	GBP	100,000	141,389
Royal Caribbean Cruises Ltd.
5.375%, due 07/15/27[2]		475,000	474,446
5.625%, due 09/30/31[2]		125,000	124,039
6.000%, due 02/01/33[2]		75,000	75,206
TUI AG
5.875%, due 03/15/29[2]	EUR	100,000	117,165
5.875%, due 03/15/29[6]		200,000	234,330
TUI Cruises GmbH
5.000%, due 05/15/30[2]		100,000	113,285
6.250%, due 04/15/29[2]		100,000	117,396
6.250%, due 04/15/29[6]		100,000	117,396
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		300,000	299,391
7.000%, due 02/15/29[2]		100,000	100,359
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]		75,000	74,248
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	147,119
			5,343,180
Lodging: 2.0%
AccorInvest Group SA
6.375%, due 10/15/29[6]	EUR	125,000	147,275
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	24,487
4.750%, due 06/15/31[2]		250,000	233,071
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		100,000	93,588

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Hilton Domestic Operating Co., Inc.
4.000%, due 05/01/31[2]		325,000	$298,058
4.875%, due 01/15/30		50,000	48,997
5.750%, due 05/01/28[2]		125,000	125,086
5.875%, due 03/15/33[2]		75,000	74,962
6.125%, due 04/01/32[2]		75,000	75,998
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, due 07/01/31[2]		175,000	152,286
5.000%, due 06/01/29[2]		200,000	184,917
Marriott Ownership Resorts, Inc.
4.500%, due 06/15/29[2]		50,000	45,612
Melco Resorts Finance Ltd.
5.750%, due 07/21/28[6]		200,000	189,000
7.625%, due 04/17/32[2]		200,000	192,000
MGM Resorts International
4.750%, due 10/15/28		50,000	48,212
6.500%, due 04/15/32		125,000	123,176
Motel One GmbH/Muenchen
7.750%, due 04/02/31[6]	EUR	150,000	179,448
Sani/Ikos Financial Holdings 1 SARL
7.250%, due 07/31/30[2]		100,000	116,401
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	24,122
4.625%, due 12/01/31[2]		75,000	67,798
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	175,416
Travel & Leisure Co.
4.625%, due 03/01/30[2]		75,000	69,842
6.625%, due 07/31/26[2]		75,000	75,525
TVL Finance PLC
10.250%, due 04/28/28[2]	GBP	100,000	134,623
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		150,000	148,462
Wynn Macau Ltd.
5.500%, due 10/01/27[6]		400,000	387,000
			3,435,362
Machinery-construction & mining: 0.2%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	71,311
Manitowoc Co., Inc.
9.250%, due 10/01/31[2]		50,000	50,687
Terex Corp.
5.000%, due 05/15/29[2]		150,000	143,472
Vertiv Group Corp.
4.125%, due 11/15/28[2]		50,000	48,288
			313,758
Machinery-diversified: 0.3%
Chart Industries, Inc.
7.500%, due 01/01/30[2]		125,000	129,686
9.500%, due 01/01/31[2]		75,000	79,924
Galapagos SA
5.375%, due 06/15/21[6,10]	EUR	27,500	156
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29[2]		75,000	56,250

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, due 02/15/29[2]		75,000	$76,135
Selecta Group BV
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[6,7]	EUR	29,484	7,780
TK Elevator Holdco GmbH
6.625%, due 07/15/28[6]		90,000	101,964
			451,895
Media: 4.7%
AMC Networks, Inc.
4.250%, due 02/15/29		125,000	92,034
10.250%, due 01/15/29[2]		25,000	25,686
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		250,000	225,881
4.250%, due 01/15/34[2]		575,000	484,373
4.500%, due 05/01/32		50,000	44,424
4.500%, due 06/01/33[2]		675,000	587,295
4.750%, due 03/01/30[2]		175,000	165,206
4.750%, due 02/01/32[2]		675,000	610,848
5.000%, due 02/01/28[2]		300,000	292,696
5.125%, due 05/01/27[2]		50,000	49,316
5.375%, due 06/01/29[2]		25,000	24,455
6.375%, due 09/01/29[2]		200,000	201,792
7.375%, due 03/01/31[2]		100,000	102,995
Charter Communications Operating LLC/Charter Communications Operating Capital
4.800%, due 03/01/50		25,000	18,622
5.375%, due 05/01/47		25,000	20,283
CSC Holdings LLC
4.500%, due 11/15/31[2]		400,000	272,006
5.000%, due 11/15/31[2]		200,000	89,955
11.250%, due 05/15/28[2]		400,000	391,006
11.750%, due 01/31/29[2]		200,000	189,084
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, due 08/15/27[2]		250,000	241,618
10.000%, due 02/15/31[2]		325,000	307,773
DISH DBS Corp.
5.125%, due 06/01/29		125,000	78,264
5.250%, due 12/01/26[2]		75,000	68,249
5.750%, due 12/01/28[2]		150,000	125,977
7.375%, due 07/01/28		175,000	118,249
7.750%, due 07/01/26		100,000	86,920
DISH Network Corp.
11.750%, due 11/15/27[2]		275,000	289,011
Gray Media, Inc.
4.750%, due 10/15/30[2]		150,000	88,875
5.375%, due 11/15/31[2]		100,000	59,664
iHeartCommunications, Inc.
7.000%, due 01/15/31[2]		40,000	27,000
7.750%, due 08/15/30[2]		133,500	95,167
9.125%, due 05/01/29[2]		28,776	22,221
10.875%, due 05/01/30[2]		60,000	25,200

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		125,000	$123,798
Midcontinent Communications
8.000%, due 08/15/32[2]		50,000	50,975
News Corp.
5.125%, due 02/15/32[2]		75,000	71,551
Nexstar Media, Inc.
4.750%, due 11/01/28[2]		25,000	23,542
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		75,000	42,695
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		25,000	19,800
Sinclair Television Group, Inc.
4.375%, due 12/31/32[2]		50,000	30,253
5.125%, due 02/15/27[2]		100,000	93,250
Sirius XM Radio LLC
3.875%, due 09/01/31[2]		350,000	300,331
4.000%, due 07/15/28[2]		125,000	117,591
5.500%, due 07/01/29[2]		150,000	146,045
Sunrise FinCo I BV
4.875%, due 07/15/31[2]		400,000	366,800
TEGNA, Inc.
4.625%, due 03/15/28		25,000	23,887
5.000%, due 09/15/29		25,000	23,287
Univision Communications, Inc.
4.500%, due 05/01/29[2]		475,000	407,320
7.375%, due 06/30/30[2]		125,000	113,856
8.000%, due 08/15/28[2]		25,000	24,284
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	175,342
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, due 03/15/32[2]	GBP	100,000	129,954
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[6]		200,000	235,359
			8,042,065
Metal fabricate/hardware: 0.1%
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	169,119
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	71,146
			240,265
Mining: 1.8%
Aris Mining Corp.
8.000%, due 10/31/29[2]		200,000	202,000
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]		150,000	155,305
11.500%, due 10/01/31[2]		50,000	54,900
Capstone Copper Corp.
6.750%, due 03/31/33[2]		25,000	24,564
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	94,866
Constellium SE
3.125%, due 07/15/29[2]	EUR	100,000	106,969
First Quantum Minerals Ltd.
6.875%, due 10/15/27[6]		236,000	232,755
8.000%, due 03/01/33[2]		250,000	247,813

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
FMG Resources August 2006 Pty. Ltd.
4.375%, due 04/01/31[2]		275,000	$248,884
5.875%, due 04/15/30[2]		150,000	148,299
6.125%, due 04/15/32[2]		150,000	147,824
Freeport-McMoRan, Inc.
5.450%, due 03/15/43		50,000	46,228
Hudbay Minerals, Inc.
4.500%, due 04/01/26[2]		75,000	73,597
IAMGOLD Corp.
5.750%, due 10/15/28[2]		50,000	49,199
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		150,000	144,322
Novelis Corp.
3.875%, due 08/15/31[2]		50,000	43,154
4.750%, due 01/30/30[2]		25,000	23,191
6.875%, due 01/30/30[2]		50,000	50,720
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[6]	EUR	200,000	214,947
Taseko Mines Ltd.
8.250%, due 05/01/30[2]		50,000	50,485
Vedanta Resources Finance II PLC
10.250%, due 06/03/28[2]		450,000	442,688
WE Soda Investments Holding PLC
9.500%, due 10/06/28[6]		300,000	306,300
			3,109,010
Miscellaneous manufacturers: 0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[2]		25,000	23,631
6.375%, due 03/15/33[2]		25,000	25,113
Axon Enterprise, Inc.
6.125%, due 03/15/30[2]		75,000	76,305
6.250%, due 03/15/33[2]		125,000	127,404
FXI Holdings, Inc.
12.250%, due 11/15/26[2]		234,000	206,748
12.250%, due 11/15/26[2]		94,000	83,077
LSB Industries, Inc.
6.250%, due 10/15/28[2]		25,000	23,397
Trinity Industries, Inc.
7.750%, due 07/15/28[2]		150,000	154,665
			720,340
Office & business equipment: 0.1%
Zebra Technologies Corp.
6.500%, due 06/01/32[2]		175,000	175,814

Oil & gas: 8.7%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, due 10/01/29[2]		50,000	50,202
Antero Resources Corp.
7.625%, due 02/01/29[2]		49,000	50,066
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625%, due 10/15/32[2]		50,000	49,476
8.250%, due 12/31/28[2]		25,000	25,257
9.000%, due 11/01/27[2]		150,000	175,971
Baytex Energy Corp.
8.500%, due 04/30/30[2]		100,000	92,923
Borr IHC Ltd./Borr Finance LLC
10.000%, due 11/15/28[2]		231,708	191,738

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
California Resources Corp.
8.250%, due 06/15/29[2]	25,000	$23,835
CITGO Petroleum Corp.
8.375%, due 01/15/29[2]	250,000	250,122
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	150,000	145,647
8.625%, due 11/01/30[2]	100,000	96,380
8.750%, due 07/01/31[2]	250,000	237,632
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	121,271
7.250%, due 03/01/32[2]	50,000	49,972
7.375%, due 01/15/31[2]	25,000	25,025
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	90,525
6.750%, due 03/01/29[2]	50,000	47,659
Cosan Overseas Ltd.
8.250%, due 08/05/25[6,8]	300,000	299,250
Crescent Energy Finance LLC
7.375%, due 01/15/33[2]	100,000	88,502
7.625%, due 04/01/32[2]	100,000	90,861
9.250%, due 02/15/28[2]	25,000	25,266
Ecopetrol SA
4.625%, due 11/02/31	450,000	365,850
5.875%, due 05/28/45	500,000	332,750
8.375%, due 01/19/36	200,000	187,600
8.625%, due 01/19/29	200,000	208,500
Encino Acquisition Partners Holdings LLC
8.750%, due 05/01/31[2]	25,000	25,455
Energean PLC
6.500%, due 04/30/27[6]	250,000	245,703
EQT Corp.
4.500%, due 01/15/29[2]	208,000	201,759
4.750%, due 01/15/31[2]	300,000	289,726
6.500%, due 07/01/27[2]	25,000	25,419
7.500%, due 06/01/27[2]	75,000	76,144
7.500%, due 06/01/30[2]	75,000	80,646
FORESEA Holding SA
7.500%, due 06/15/30[6]	200,000	190,209
Global Marine, Inc.
7.000%, due 06/01/28	150,000	128,678
Gulfport Energy Operating Corp.
6.750%, due 09/01/29[2]	25,000	24,637
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]	25,000	23,408
6.000%, due 04/15/30[2]	100,000	91,316
6.000%, due 02/01/31[2]	125,000	112,197
6.250%, due 11/01/28[2]	100,000	96,766
7.250%, due 02/15/35[2]	50,000	43,561
Kimmeridge Texas Gas LLC
8.500%, due 02/15/30[2]	25,000	24,004
Kosmos Energy Ltd.
8.750%, due 10/01/31[6]	200,000	161,226
Kraken Oil & Gas Partners LLC
7.625%, due 08/15/29[2]	125,000	111,824
Leviathan Bond Ltd.
6.500%, due 06/30/27[6]	200,000	196,750

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Long Ridge Energy LLC
8.750%, due 02/15/32[2]		25,000	$23,805
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, due 12/01/32[2]		100,000	96,823
Matador Resources Co.
6.250%, due 04/15/33[2]		100,000	94,390
6.500%, due 04/15/32[2]		25,000	24,080
6.875%, due 04/15/28[2]		75,000	74,583
Murphy Oil Corp.
6.000%, due 10/01/32		25,000	22,744
Nabors Industries Ltd.
7.500%, due 01/15/28[2]		125,000	99,474
Nabors Industries, Inc.
8.875%, due 08/15/31[2]		25,000	16,956
9.125%, due 01/31/30[2]		100,000	90,556
NewCo Holding USD 20 SARL
9.375%, due 11/07/29[2]		200,000	198,413
Noble Finance II LLC
8.000%, due 04/15/30[2]		100,000	95,277
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[2]		125,000	123,406
8.750%, due 06/15/31[2]		250,000	240,183
Parkland Corp.
4.500%, due 10/01/29[2]		250,000	235,692
4.625%, due 05/01/30[2]		100,000	94,122
5.875%, due 07/15/27[2]		100,000	99,137
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28		275,000	242,633
7.875%, due 09/15/30[2]		50,000	41,133
9.875%, due 03/15/30[2]		25,000	22,005
Permian Resources Operating LLC
5.375%, due 01/15/26[2]		125,000	124,271
5.875%, due 07/01/29[2]		50,000	48,828
6.250%, due 02/01/33[2]		50,000	48,895
7.000%, due 01/15/32[2]		100,000	100,669
8.000%, due 04/15/27[2]		75,000	76,317
Petrobras Global Finance BV
6.500%, due 07/03/33		200,000	201,370
6.850%, due 06/05/15		650,000	564,687
Petroleos Mexicanos
2.750%, due 04/21/27[6]	EUR	275,000	287,779
5.350%, due 02/12/28		700,000	645,820
6.500%, due 03/13/27		675,000	658,395
6.500%, due 06/02/41		1,250,000	857,687
6.625%, due 06/15/35		300,000	230,595
6.750%, due 09/21/47		479,000	320,212
6.950%, due 01/28/60		250,000	166,250
7.690%, due 01/23/50		750,000	547,500
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	93,760
7.125%, due 01/15/26[2]		35,000	34,880
Puma International Financing SA
7.750%, due 04/25/29[6]		400,000	396,133

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Range Resources Corp.
8.250%, due 01/15/29	125,000	$128,012
Sanchez Energy Corp.
6.125%, due 01/15/23	325,000	3,250
7.750%, due 06/15/21[10]	475,000	4,750
Saturn Oil & Gas, Inc.
9.625%, due 06/15/29[2]	47,000	42,590
SM Energy Co.
6.500%, due 07/15/28	200,000	191,707
6.750%, due 08/01/29[2]	75,000	70,022
Sunoco LP
6.250%, due 07/01/33[2]	75,000	74,899
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	25,000	23,527
6.000%, due 04/15/27	150,000	149,506
7.000%, due 09/15/28[2]	75,000	76,815
Talos Production, Inc.
9.000%, due 02/01/29[2]	25,000	23,966
9.375%, due 02/01/31[2]	125,000	117,528
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	118,655
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[2]	25,000	22,974
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	40,769	40,192
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	45,238	44,815
Transocean, Inc.
6.800%, due 03/15/38	250,000	154,017
7.500%, due 04/15/31	125,000	88,860
8.000%, due 02/01/27[2]	86,000	79,889
8.250%, due 05/15/29[2]	75,000	60,469
8.500%, due 05/15/31[2]	50,000	38,652
9.350%, due 12/15/41	125,000	89,743
Valaris Ltd.
8.375%, due 04/30/30[2]	25,000	23,425
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	100,000	87,368
Viper Energy, Inc.
5.375%, due 11/01/27[2]	75,000	74,607
Vital Energy, Inc.
7.750%, due 07/31/29[2]	50,000	42,162
7.875%, due 04/15/32[2]	45,000	34,960
9.750%, due 10/15/30	125,000	105,896
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29[2]	50,000	45,750
		14,870,174
Oil & gas services: 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	174,702
6.875%, due 04/01/27[2]	27,000	26,962
Aris Water Holdings LLC
7.250%, due 04/01/30[2]	50,000	49,616
Bristow Group, Inc.
6.875%, due 03/01/28[2]	75,000	72,761

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
Enerflex Ltd.
9.000%, due 10/15/27[2]		90,000	$92,050
Helix Energy Solutions Group, Inc.
9.750%, due 03/01/29[2]		125,000	126,525
Kodiak Gas Services LLC
7.250%, due 02/15/29[2]		75,000	76,173
Nine Energy Service, Inc.
13.000%, due 02/01/28		150,000	88,103
OHI Group SA
13.000%, due 07/22/29[2]		200,000	202,400
Star Holding LLC
8.750%, due 08/01/31[2]		50,000	45,813
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, due 03/15/29[2]		125,000	126,211
Weatherford International Ltd.
8.625%, due 04/30/30[2]		500,000	495,603
Yinson Boronia Production BV
8.947%, due 07/31/42[2]		297,354	304,291
			1,881,210
Packaging & containers: 1.8%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[6,7]	EUR	180,031	7,138
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7]		414,500	11,350
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000%, due 09/01/28[6]	EUR	125,000	130,361
3.000%, due 09/01/29[6]		125,000	119,747
6.000%, due 06/15/27[2]		200,000	199,266
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[6]	EUR	200,000	200,786
5.250%, due 08/15/27[2]		200,000	92,000
Ball Corp.
3.125%, due 09/15/31		125,000	109,183
6.875%, due 03/15/28		125,000	128,029
Berry Global, Inc.
4.500%, due 02/15/26[2]		50,000	49,896
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	25,183
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26		50,000	49,710
Crown European Holdings SACA
4.500%, due 01/15/30[2]	EUR	100,000	116,301
4.500%, due 01/15/30[6]		200,000	232,603
Graphic Packaging International LLC
2.625%, due 02/01/29[6]		125,000	136,072
4.750%, due 07/15/27[2]		25,000	24,586
6.375%, due 07/15/32[2]		25,000	25,123
Guala Closures SpA
3.250%, due 06/15/28[6]	EUR	150,000	161,733

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Kleopatra Finco SARL
9.000%, due 09/01/29[5]		125,625	$111,282
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]		75,000	68,814
OI European Group BV
4.750%, due 02/15/30[2]		225,000	208,316
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]		163,000	162,589
7.250%, due 05/15/31[2]		100,000	99,305
7.375%, due 06/01/32[2]		25,000	24,395
Sealed Air Corp.
4.000%, due 12/01/27[2]		51,000	49,204
5.000%, due 04/15/29[2]		75,000	72,931
6.500%, due 07/15/32[2]		50,000	50,857
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[2]		25,000	25,185
7.250%, due 02/15/31[2]		50,000	52,067
Silgan Holdings, Inc.
2.250%, due 06/01/28	EUR	100,000	109,461
Trident TPI Holdings, Inc.
12.750%, due 12/31/28[2]		25,000	26,226
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	140,331
Trivium Packaging Finance BV
3.750%, due 08/15/26[6]	EUR	100,000	111,760
			3,131,790
Pharmaceuticals: 2.2%
1261229 BC Ltd.
10.000%, due 04/15/32[2]		200,000	195,835
AbbVie, Inc.
5.200%, due 03/15/35		25,000	25,330
5.600%, due 03/15/55		100,000	99,258
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		50,000	47,500
9.250%, due 04/01/26[2]		75,000	73,141
Bausch Health Cos., Inc.
4.875%, due 06/01/28[2]		50,000	40,607
5.250%, due 01/30/30[2]		75,000	43,905
5.250%, due 02/15/31[2]		125,000	67,500
7.000%, due 01/15/28[2]		50,000	40,000
7.250%, due 05/30/29[2]		150,000	100,500
11.000%, due 09/30/28[2]		100,000	94,040
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	181,569
CVS Health Corp.
(fixed, converts to FRN on 12/10/34),
6.750%, due 12/10/54[5]		25,000	24,832
(fixed, converts to FRN on 03/10/30),
7.000%, due 03/10/55[5]		125,000	126,443
Endo Finance Holdings, Inc.
8.500%, due 04/15/31[2]		25,000	25,993
Endo Luxembourg Finance SARL
6.125%, due 04/01/29[2,3,4,9,11]		125,000	0
Grifols SA
7.500%, due 05/01/30[6]	EUR	325,000	387,211

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		47,000	$46,870
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	19,093
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.750%, due 11/14/28[2]		15,018	15,710
Neopharmed Gentili SpA
7.125%, due 04/08/30[6]	EUR	175,000	203,862
Nidda Healthcare Holding GmbH
5.625%, due 02/21/30[6]		200,000	228,923
7.500%, due 08/21/26[6]		165,149	190,597
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[2]		200,000	188,634
5.125%, due 04/30/31[2]		200,000	167,870
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		100,000	81,043
6.625%, due 04/01/30[2]		25,000	21,280
10.000%, due 04/15/30[2]		25,000	25,803
P&L Development LLC/PLD Finance Corp.
9.000% Cash and 3.500% PIK,
12.000%, due 05/15/29[2,7]		98,982	97,992
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2,3,4,9]		198,000	0
Rossini SARL
6.750%, due 12/31/29[2]	EUR	100,000	117,869
6.750%, due 12/31/29[6]		100,000	117,869
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30		300,000	342,887
7.875%, due 09/15/31		200,000	268,202
			3,708,168
Pipelines: 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	24,398
5.750%, due 03/01/27[2]		150,000	149,459
6.625%, due 02/01/32[2]		100,000	101,034
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]		75,000	76,294
7.250%, due 07/15/32[2]		25,000	25,634
Buckeye Partners LP
5.850%, due 11/15/43		50,000	41,981
6.750%, due 02/01/30[2]		50,000	50,875
6.875%, due 07/01/29[2]		100,000	101,884
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]		250,000	239,908
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125%, due 06/01/28[2]		100,000	98,808
8.625%, due 03/15/29[2]		225,000	230,977
DT Midstream, Inc.
4.125%, due 06/15/29[2]		25,000	23,463

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Energy Transfer LP
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[5]	75,000	$74,473
Excelerate Energy LP
8.000%, due 05/15/30[2,11]	75,000	76,187
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, due 02/01/28	25,000	24,905
7.875%, due 05/15/32	175,000	170,278
8.000%, due 05/15/33	125,000	121,239
8.875%, due 04/15/30	50,000	51,021
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	202,439
7.500%, due 05/15/32[2]	75,000	76,329
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	220,272
5.500%, due 10/15/30[2]	50,000	48,821
6.500%, due 06/01/29[2]	50,000	50,778
Howard Midstream Energy Partners LLC
7.375%, due 07/15/32[2]	150,000	153,538
8.875%, due 07/15/28[2]	100,000	103,927
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	136,959
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	122,131
6.625%, due 12/15/28[2]	25,000	25,183
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	155,565
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	75,000	61,437
NFE Financing LLC
12.000%, due 11/15/29[2]	250,000	172,083
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[2]	225,000	211,457
8.375%, due 02/15/32[2]	150,000	136,759
Northriver Midstream Finance LP
6.750%, due 07/15/32[2]	125,000	124,214
NuStar Logistics LP
5.625%, due 04/28/27	25,000	24,917
6.375%, due 10/01/30	175,000	177,678
ONEOK, Inc.
5.050%, due 04/01/45	75,000	63,051
5.450%, due 06/01/47	125,000	107,551
5.600%, due 04/01/44	150,000	133,600
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
8.695%, due 05/31/25[5,8]	150,000	147,948
Prairie Acquiror LP
9.000%, due 08/01/29[2]	75,000	75,578
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	25,000	24,972
4.800%, due 05/15/30[2]	50,000	46,845
4.950%, due 07/15/29[2]	50,000	47,796
6.875%, due 04/15/40[2]	100,000	94,402
7.500%, due 07/15/38[2]	25,000	24,531

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
South Bow Canadian Infrastructure Holdings Ltd.
(fixed, converts to FRN on 03/01/35),
7.500%, due 03/01/55[2,5]		50,000	$49,146
(fixed, converts to FRN on 03/01/30),
7.625%, due 03/01/55[2,5]		75,000	74,925
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]		125,000	116,393
6.000%, due 09/01/31[2]		100,000	92,187
7.375%, due 02/15/29[2]		75,000	74,727
Targa Resources Corp.
4.950%, due 04/15/52		50,000	40,264
6.500%, due 02/15/53		50,000	49,661
TransMontaigne Partners LLC
8.500%, due 06/15/30[2]		50,000	50,324
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31[2]		25,000	22,459
6.250%, due 01/15/30[2]		100,000	100,027
Venture Global LNG, Inc.
8.125%, due 06/01/28[2]		50,000	49,654
8.375%, due 06/01/31[2]		225,000	216,971
(fixed, converts to FRN on 09/30/29),
9.000%, due 09/30/29[2,5,8]		75,000	64,465
9.500%, due 02/01/29[2]		200,000	207,247
9.875%, due 02/01/32[2]		250,000	253,841
Western Midstream Operating LP
5.300%, due 03/01/48		50,000	40,168
			6,156,038
Real estate: 3.1%
Adler Financing SARL
Series 1L,
8.250%, due 12/31/28[7]	EUR	88,533	102,802
ADLER Real Estate GmbH
3.000%, due 04/27/26[6]		200,000	221,168
Alpha Star Holding VIII Ltd.
8.375%, due 04/12/27[6]		200,000	206,187
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, due 04/15/30[2]		194,400	172,411
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		50,000	36,733
5.750%, due 01/15/29[2]		75,000	59,228
CPI Property Group SA
7.000%, due 05/07/29[6]	EUR	250,000	294,360
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[2]		75,000	78,760
Heimstaden AB
4.375%, due 03/06/27[6]	EUR	300,000	320,398
(fixed, converts to FRN on 01/15/27),
6.750%, due 10/15/26[5,6,8]		200,000	168,244
Heimstaden Bostad AB
(fixed, converts to FRN on 05/01/27),
2.625%, due 02/01/27[5,6,8]		475,000	494,819

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	$114,504
5.375%, due 08/01/28[2]		250,000	240,872
IRSA Inversiones y Representaciones SA
8.000%, due 03/31/35[2]		500,000	480,000
Kennedy-Wilson, Inc.
4.750%, due 03/01/29		50,000	45,024
4.750%, due 02/01/30		75,000	66,135
MAF Global Securities Ltd.
(fixed, converts to FRN on 03/20/26),
6.375%, due 03/20/26[5,6,8]		200,000	199,812
Neinor Homes SA
5.875%, due 02/15/30[2]	EUR	100,000	116,344
5.875%, due 02/15/30[6]		100,000	116,344
Peach Property Finance GmbH
4.375%, due 11/15/25[6]		200,000	219,659
Pingan Real Estate Capital Ltd.
3.450%, due 07/29/26[6]		200,000	191,050
Port of Spain Waterfront Development
7.875%, due 02/19/40[2]		300,000	282,000
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[6,10]		50,000	500
Samhallsbyggnadsbolaget I Norden Holding AB
2.375%, due 08/04/26[6]	EUR	200,000	216,387
Signa Development Finance SCS
5.500%, due 07/23/26[6,10]		100,000	16,596
5.500%, due 07/23/26[2,10]		200,000	33,192
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, due 11/09/27[6]		200,000	153,720
Vivion Investments SARL
6.500%, due 02/28/29[6,7]	EUR	201,500	219,138
6.500% Cash or 1.500% PIK,
6.500%, due 08/31/28[6,7]		100,750	109,832
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[6]		400,000	386,700
			5,362,919
Real estate investment trusts: 2.7%
Alexandrite Monnet U.K. Holdco PLC
10.500%, due 05/15/29[6]	EUR	225,000	279,737
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	213,851
7.750%, due 12/01/29[2]		25,000	25,966
Diversified Healthcare Trust
9.750%, due 06/15/25		48,000	47,905
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		325,000	303,639

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		200,000	$185,284
4.875%, due 09/15/27[2]		225,000	221,828
4.875%, due 09/15/29[2]		75,000	72,231
5.000%, due 07/15/28[2]		50,000	48,890
5.250%, due 07/15/30[2]		275,000	266,493
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		25,000	24,355
4.750%, due 06/15/29[2]		50,000	47,861
7.000%, due 07/15/31[2]		25,000	25,688
MPT Operating Partnership LP/MPT Finance Corp.
0.993%, due 10/15/26	EUR	100,000	102,812
3.500%, due 03/15/31		250,000	165,703
4.625%, due 08/01/29		25,000	19,042
5.000%, due 10/15/27		100,000	88,351
7.000%, due 02/15/32[2]	EUR	125,000	143,713
8.500%, due 02/15/32[2]		100,000	101,598
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	117,021
5.875%, due 10/01/28[2]		50,000	48,793
7.000%, due 02/01/30[2]		50,000	50,044
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[2]		50,000	49,101
Prologis LP
5.250%, due 06/15/53		125,000	115,846
5.250%, due 03/15/54		75,000	69,289
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	95,690
6.500%, due 04/01/32[2]		100,000	99,666
7.250%, due 07/15/28[2]		50,000	51,385
Rithm Capital Corp.
8.000%, due 04/01/29[2]		75,000	74,878
RLJ Lodging Trust LP
4.000%, due 09/15/29[2]		200,000	180,757
SBA Communications Corp.
3.875%, due 02/15/27		25,000	24,457
Service Properties Trust
4.375%, due 02/15/30		50,000	37,274
4.750%, due 10/01/26		125,000	121,021
4.950%, due 02/15/27		25,000	23,761
4.950%, due 10/01/29		75,000	58,862
5.250%, due 02/15/26		150,000	148,133
Starwood Property Trust, Inc.
6.000%, due 04/15/30[2]		125,000	123,559
6.500%, due 07/01/30[2]		50,000	50,290
6.500%, due 10/15/30[2]		50,000	50,449
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000%, due 01/15/30[2]		125,000	111,787

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]		75,000	$71,780
6.500%, due 02/15/29[2]		150,000	137,225
10.500%, due 02/15/28[2]		264,000	280,311
XHR LP
4.875%, due 06/01/29[2]		75,000	70,497
6.625%, due 05/15/30[2]		50,000	49,252
			4,696,075
Retail: 3.4%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]		25,000	24,005
4.000%, due 10/15/30[2]		500,000	455,016
4.375%, due 01/15/28[2]		50,000	48,405
6.125%, due 06/15/29[2]		75,000	76,186
Arko Corp.
5.125%, due 11/15/29[2]		50,000	40,020
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		15,000	14,520
4.625%, due 11/15/29[2]		50,000	47,018
5.000%, due 02/15/32[2]		25,000	22,783
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]		50,000	50,880
6.750%, due 07/01/36		150,000	147,577
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,7]		100,000	97,016
Beacon Roofing Supply, Inc.
6.750%, due 04/30/32[2]		75,000	75,194
Bertrand Franchise Finance SAS
6.500%, due 07/18/30[6]	EUR	100,000	117,647
Carvana Co.
13.000% PIK,
9.000%, due 06/01/30[2,7]		53,250	56,383
14.000% PIK,
9.000%, due 06/01/31[2,7]		68,112	76,664
Dufry One BV
4.750%, due 04/18/31[6]	EUR	250,000	291,709
Eroski S Coop
10.625%, due 04/30/29[2]		150,000	183,118
10.625%, due 04/30/29[6]		100,000	122,079
Evergreen Acqco 1 LP/TVI, Inc.
9.750%, due 04/26/28[2]		36,000	37,168
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		175,000	170,147
5.875%, due 04/01/29[2]		175,000	151,979
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]		200,000	174,982
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	121,204
5.625%, due 01/01/30[2]		75,000	73,741
6.875%, due 03/01/32[2]		75,000	76,734
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	84,289
Fressnapf Holding SE
5.250%, due 10/31/31[6]	EUR	250,000	285,347

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Gap, Inc.
3.625%, due 10/01/29[2]		25,000	$22,603
3.875%, due 10/01/31[2]		25,000	21,418
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, due 01/15/32[2]		200,000	160,208
Group 1 Automotive, Inc.
6.375%, due 01/15/30[2]		25,000	25,255
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	72,412
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	131,442
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	189,075
8.250%, due 08/01/31[2]		75,000	78,442
Liberty Interactive LLC
8.250%, due 02/01/30		50,000	18,667
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	185,700
4.625%, due 12/15/27[2]		150,000	145,647
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	38,041
5.125%, due 01/15/42		150,000	98,402
5.875%, due 04/01/29[2]		41,000	38,881
5.875%, due 03/15/30[2]		25,000	23,282
6.375%, due 03/15/37		75,000	58,817
Murphy Oil USA, Inc.
3.750%, due 02/15/31[2]		25,000	22,532
4.750%, due 09/15/29		50,000	48,183
Nordstrom, Inc.
4.375%, due 04/01/30		50,000	44,286
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	93,920
Punch Finance PLC
6.125%, due 06/30/26[2]	GBP	125,000	164,997
QVC, Inc.
5.450%, due 08/15/34		125,000	61,217
Raising Cane's Restaurants LLC
9.375%, due 05/01/29[2]		50,000	52,988
Rite Aid Corp.
0.000%, due 11/15/26[2,3,4,10,12]		87,000	0
0.000%, due 08/30/34[3,4,12]		5,396	22
8.000%, due 10/18/25[2,3,4]		15,847	0
3 mo. USD Term SOFR + 7.000%,
11.317%, due 08/30/31[2,7]		5,726	4,108
Series A,
15.000%, due 08/30/31[7]		17,048	4,262
Series B,
15.000%, due 08/30/31[7]		12,391	620
Saks Global Enterprises LLC
11.000%, due 12/15/29[2]		150,000	90,981
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		50,000	46,900
4.875%, due 11/15/31[2]		25,000	22,824

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Staples, Inc.
10.750%, due 09/01/29[2]		100,000	$86,641
12.750%, due 01/15/30[2]		194,659	113,227
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	68,557
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	116,711
Victra Holdings LLC/Victra Finance Corp.
8.750%, due 09/15/29[2]		25,000	25,370
Walgreens Boots Alliance, Inc.
4.100%, due 04/15/50		25,000	21,834
4.650%, due 06/01/46		50,000	45,352
4.800%, due 11/18/44		50,000	46,176
8.125%, due 08/15/29		25,000	26,011
Yum! Brands, Inc.
5.375%, due 04/01/32		225,000	221,105
			5,858,927
Savings & loans: 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/49[3,10,12]		500,000	6,500

Semiconductors: 0.3%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		50,000	49,952
BE Semiconductor Industries NV
4.500%, due 07/15/31[2]	EUR	125,000	143,487
Entegris, Inc.
5.950%, due 06/15/30[2]		50,000	49,896
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		175,000	165,425
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	115,554
			524,314
Software: 2.1%
Asmodee Group AB
5.750%, due 12/15/29[2]	EUR	53,333	62,681
5.750%, due 12/15/29[6]		120,000	141,033
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		400,000	382,340
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	100,687
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]		375,000	375,135
8.250%, due 06/30/32[2]		25,000	26,078
9.000%, due 09/30/29[2]		625,000	629,644
Dye & Durham Ltd.
8.625%, due 04/15/29[2]		25,000	25,422
Elastic NV
4.125%, due 07/15/29[2]		75,000	70,784
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
7.875%, due 05/01/29[2]	EUR	125,000	141,224
IPD 3 BV
5.500%, due 06/15/31[2,11]		100,000	113,285

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Open Text Corp.
3.875%, due 02/15/28[2]		25,000	$23,896
3.875%, due 12/01/29[2]		150,000	138,210
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		125,000	115,509
4.125%, due 12/01/31[2]		275,000	245,935
Playtika Holding Corp.
4.250%, due 03/15/29[2]		125,000	109,708
Rocket Software, Inc.
6.500%, due 02/15/29[2]		25,000	23,779
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		300,000	298,521
6.500%, due 06/01/32[2]		175,000	177,405
Synopsys, Inc.
5.700%, due 04/01/55		75,000	72,492
Twilio, Inc.
3.875%, due 03/15/31		100,000	90,852
UKG, Inc.
6.875%, due 02/01/31[2]		175,000	180,039
			3,544,659
Telecommunications: 6.7%
Altice Financing SA
3.000%, due 01/15/28[6]	EUR	275,000	234,601
4.250%, due 08/15/29[6]		100,000	85,253
5.000%, due 01/15/28[2]		200,000	153,596
5.750%, due 08/15/29[2]		250,000	184,380
Altice France Holding SA
4.000%, due 02/15/28[6]	EUR	200,000	67,962
6.000%, due 02/15/28[2]		400,000	124,062
10.500%, due 05/15/27[2]		400,000	124,008
Altice France SA
3.375%, due 01/15/28[6]	EUR	400,000	364,211
5.125%, due 07/15/29[2]		375,000	305,956
5.500%, due 10/15/29[2]		200,000	163,722
Axian Telecom
7.375%, due 02/16/27[6]		200,000	198,562
C&W Senior Finance Ltd.
9.000%, due 01/15/33[2]		400,000	399,200
Ciena Corp.
4.000%, due 01/31/30[2]		50,000	46,305
CommScope LLC
4.750%, due 09/01/29[2]		38,000	33,540
7.125%, due 07/01/28[2]		25,000	21,238
8.250%, due 03/01/27[2]		125,000	113,860
CommScope Technologies LLC
5.000%, due 03/15/27[2]		75,000	65,267
CT Trust
5.125%, due 02/03/32[6]		350,000	315,770
Digicel Group Holdings Ltd.
Series 1B,
0.000%, due 12/31/30[2,3,4,12]		55,330	2,767
Series 3B,
0.000%, due 12/31/30[2,3,4,12]		45,961	460
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
9.000% Cash and 1.500% PIK,
12.000%, due 05/25/27[7]		404,779	404,779

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Digicel Midco Ltd./Difl U.S. II LLC
10.500% Cash or 11.000% PIK,
10.500%, due 11/25/28[7]		150,000	$138,562
EchoStar Corp.
10.750%, due 11/30/29		463,000	489,638
6.75% Cash or 6.75% PIK,
6.750%, due 11/30/30[7]		200,000	186,415
Embarq LLC
7.995%, due 06/01/36		100,000	45,000
Fibercop SpA
5.250%, due 03/17/55	EUR	100,000	102,163
6.000%, due 09/30/34[2]		200,000	184,694
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		150,000	148,452
5.875%, due 10/15/27[2]		50,000	49,943
5.875%, due 11/01/29		17,911	17,920
6.000%, due 01/15/30[2]		100,000	100,354
6.750%, due 05/01/29[2]		275,000	276,154
8.625%, due 03/15/31[2]		150,000	159,077
Frontier North, Inc.
Series G,
6.730%, due 02/15/28		25,000	25,313
GoTo Group, Inc.
5.500%, due 05/01/28[2]		48,510	42,204
5.500%, due 05/01/28[2]		66,990	25,121
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		125,000	101,510
Iliad Holding SASU
5.375%, due 04/15/30[2]	EUR	100,000	115,695
6.875%, due 04/15/31[2]		125,000	150,995
Intelsat Jackson Holdings SA
6.500%, due 03/15/30[2]		100,000	98,362
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		25,000	19,313
3.875%, due 10/15/30[2]		75,000	59,152
4.000%, due 04/15/31[2]		25,000	19,506
4.500%, due 04/01/30[2]		100,000	83,273
4.875%, due 06/15/29[2]		125,000	109,062
10.000%, due 10/15/32[2]		50,000	49,875
10.500%, due 04/15/29[2]		50,000	55,362
10.500%, due 05/15/30[2]		96,000	103,783
10.750%, due 12/15/30[2]		50,000	55,355
11.000%, due 11/15/29[2]		25,000	27,938
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		200,000	211,062
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	125,000	141,606
5.750%, due 04/30/29[6]		100,000	118,836
Lumen Technologies, Inc.
4.125%, due 04/15/29[2]		21,160	19,890
4.125%, due 04/15/30[2]		21,162	19,786
4.500%, due 01/15/29[2]		25,000	19,963
10.000%, due 10/15/32[2]		125,000	124,687

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Nokia of America Corp.
6.450%, due 03/15/29		175,000	$168,978
Odido Holding BV
3.750%, due 01/15/29[6]	EUR	300,000	333,058
Rogers Communications, Inc.
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[5]		25,000	25,187
(fixed, converts to FRN on 04/15/35),
7.125%, due 04/15/55[5]		25,000	24,909
SoftBank Group Corp.
3.875%, due 07/06/32[6]	EUR	100,000	101,923
Sunrise HoldCo IV BV
3.625%, due 06/15/29[6]		225,000	248,787
TalkTalk Telecom Group Ltd.
8.250%, due 09/01/27[2,7]	GBP	63,685	64,946
11.750%, due 03/01/28[2,7]		37,595	14,167
Telecom Argentina SA
9.500%, due 07/18/31[6]		390,000	406,867
Telecom Italia Capital SA
6.375%, due 11/15/33		75,000	74,935
7.200%, due 07/18/36		50,000	51,190
Telecom Italia SpA
7.875%, due 07/31/28[6]	EUR	100,000	127,878
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[6]		400,000	398,756
Telefonica Europe BV
(fixed, converts to FRN on 05/03/30),
6.135%, due 02/03/30[5,6,8]	EUR	100,000	120,204
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	26,641
5.625%, due 12/06/26[2]		125,000	70,625
6.500%, due 10/15/27[2]		75,000	30,471
Turkcell Iletisim Hizmetleri AS
5.800%, due 04/11/28[6]		400,000	386,500
Viasat, Inc.
6.500%, due 07/15/28[2]		25,000	21,982
7.500%, due 05/30/31[2]		50,000	38,053
Vmed O2 U.K. Financing I PLC
4.250%, due 01/31/31[2]		200,000	174,490
4.750%, due 07/15/31[2]		200,000	175,775
5.625%, due 04/15/32[2]	EUR	125,000	141,773
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[5,6]		125,000	140,403
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[5,6]		100,000	105,910
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[5,6]		125,000	143,536
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[5]		175,000	179,804
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[2]		100,000	102,372

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]		150,000	$138,149
6.125%, due 03/01/28[2]		25,000	20,327
Zegona Finance PLC
6.750%, due 07/15/29[6]	EUR	200,000	239,371
			11,403,487
Toys/Games/Hobbies: 0.0%†
Mattel, Inc.
5.450%, due 11/01/41		25,000	21,486

Transportation: 0.7%
Edge Finco PLC
8.125%, due 08/15/31[2]	GBP	200,000	270,338
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		25,000	23,117
Genesee & Wyoming, Inc.
6.250%, due 04/15/32[2]		100,000	101,320
Rand Parent LLC
8.500%, due 02/15/30[2]		50,000	46,494
Seaspan Corp.
5.500%, due 08/01/29[2]		175,000	158,690
Star Leasing Co. LLC
7.625%, due 02/15/30[2]		50,000	44,847
Stonepeak Nile Parent LLC
7.250%, due 03/15/32[2]		25,000	25,381
Transnet SOC Ltd.
8.250%, due 02/06/28[6]		200,000	201,125
Watco Cos. LLC/Watco Finance Corp.
7.125%, due 08/01/32[2]		100,000	99,758
XPO, Inc.
6.250%, due 06/01/28[2]		50,000	50,496
7.125%, due 06/01/31[2]		50,000	51,190
7.125%, due 02/01/32[2]		50,000	51,219
			1,123,975
Trucking & leasing: 0.3%
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]		75,000	73,654
5.875%, due 04/15/33[2]		125,000	119,608
7.000%, due 05/01/31[2]		75,000	76,259
7.000%, due 06/15/32[2]		225,000	227,993
7.875%, due 12/01/30[2]		25,000	26,136
			523,650
Water: 0.3%
Holding d'Infrastructures des Metiers de l'Environnement
4.875%, due 10/24/29[6]	EUR	300,000	346,346
Thames Water Super Senior Issuer PLC
9.750%, due 10/10/27[2]	GBP	5,393	7,971
Thames Water Utilities Finance PLC
2.375%, due 04/22/42[6]		100,000	92,519
7.750%, due 04/30/46[6]		100,000	98,603
Thames Water Utilities Ltd.
0.000%, due 03/22/27[2,12]		1,500	1,692
			547,131
Total corporate bonds
(cost—$174,442,794)			163,882,945

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]		Value
Loan assignments—1.3%
Apparel: 0.0%†
Champ Acquisition Corp.
3 mo. USD Term SOFR + 4.500%,
8.799%, due 11/25/31[5]		24,844	$24,761

Building materials: 0.1%
MI Windows & Doors LLC
2024 Term Loan B2,
1 mo. USD Term SOFR + 3.000%,
7.322%, due 03/28/31[5]		49,625	48,739
Quikrete Holdings, Inc.
1 mo. USD Term SOFR + 2.250%,
6.572%, due 02/10/32[5]		75,000	73,432
			122,171
Chemicals: 0.0%†
Polar U.S. Borrower LLC
3 mo. USD Term SOFR + 4.750%,
9.133%, due 10/16/28[5,7]		81,611	38,357

Commercial services: 0.0%†
Vortex Opco LLC
3 mo. USD Term SOFR + 6.250%,
10.549%, due 04/30/30[5]		18,000	17,839

Computers: 0.4%
Amentum Government Services Holdings LLC
1 mo. USD Term SOFR + 2.250%,
6.572%, due 09/29/31[5]		124,688	122,935
Twitter, Inc.
6 mo. USD Term SOFR + 9.500%,
9.500%, due 10/26/29[5]		400,000	389,916
Vericast Corp.
6 mo. USD Term SOFR + 7.750%,
12.035%, due 06/15/30[5]		132,897	117,724
			630,575
Diversified financial services: 0.0%†
Mulhacen Pte. Ltd.
EUR 1st Lien Term Loan,
6 mo. USD Term SOFR + 10.000%,
10.000%, due 08/01/26[5]	EUR	136,681	23,226
EUR 2nd Lien Term Loan,
6 mo. USD Term SOFR + 8.000%,
10.386%, due 12/01/26[5]		280,843	1,432
			24,658
Electric: 0.0%†
Lightning Power LLC
3 mo. USD Term SOFR + 2.250%,
6.549%, due 08/18/31[5]		49,750	49,571

Entertainment: 0.1%
Allen Media LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 5.500%,
9.949%, due 02/10/27[5]		70,378	34,485
Scientific Games Holdings LP
3 mo. USD Term SOFR + 3.000%,
7.285%, due 04/04/29[5]		147,011	145,562
			180,047
Food: 0.1%
Northeast Grocery, Inc.
Term Loan B,
3 mo. USD Term SOFR + 7.500%,
11.823%, due 12/13/28[5]		160,991	160,320

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Healthcare-services: 0.1%
LifePoint Health, Inc.
3 mo. USD Term SOFR + 3.500%,
7.817%, due 05/19/31[5]	24,875	$24,238
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
8.030%, due 12/31/30[5]	35,826	35,288
Select Medical Corp.
1 mo. USD Term SOFR + 2.000%,
6.322%, due 12/03/31[5]	24,938	24,860
		84,386
Internet: 0.0%†
Endure Digital, Inc.
Term Loan,
1 mo. USD Term SOFR + 3.500%,
7.936%, due 02/10/28[5]	72,187	39,703

Leisure time: 0.0%†
Life Time Fitness, Inc.
3 mo. USD Term SOFR + 2.500%,
6.785%, due 11/05/31[5]	49,875	49,513

Machinery-diversified: 0.1%
GrafTech Finance, Inc.
3 mo. USD Term SOFR + 3.750%,
3.750%, due 12/21/29[5,13,14]	22,860	22,585
3 mo. USD Term SOFR + 6.000%,
10.303%, due 12/21/29[5]	40,005	39,525
Titan Acquisition Ltd.
2024 Term Loan B,
6 mo. USD Term SOFR + 4.500%,
8.724%, due 02/15/29[5]	24,812	24,237
		86,347
Glatfelter Corp.
3 mo. USD Term SOFR + 4.250%,
8.563%, due 11/04/31[5]	74,812	71,516

Pharmaceuticals: 0.0%†
Bausch Health Cos., Inc.
1 mo. USD Term SOFR + 6.250%,
10.542%, due 10/08/30[5]	50,000	47,084

Software: 0.1%
Athenahealth Group, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.000%,
7.322%, due 02/15/29[5]	86,920	86,065
QXO, Inc.
1.000%, due 04/23/32[5,14]	150,000	149,812
		235,877
Telecommunications: 0.2%
Altice France SA
2023 USD Term Loan B14,
3 mo. USD Term SOFR + 5.500%,
9.756%, due 08/15/28[5]	159,631	143,349
Consolidated Communications, Inc.
2021 Term Loan B,
1 mo. USD Term SOFR + 3.500%,
7.936%, due 10/02/27[5]	150,000	148,291
Windstream Services LLC
1 mo. USD Term SOFR + 4.750%,
9.172%, due 10/01/31[5]	25,000	24,813
		316,453
Total loan assignments
(cost—$2,694,856)		2,179,178

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face
	amount[1]	Value
Non-U.S. government agency obligations: 0.2%
Nigeria: 0.2%
Nigeria Government International Bonds
6.125%, due 09/28/28[6]	350,000	$311,238

Ukraine: 0.0%†
Ukraine Government International Bonds
Steps to 7.750% on 08/01/33,
3.000%, due 02/01/34[5,6]	200,000	75,000
Total non-U.S. government agency obligations
(cost $413,925)		386,238

	Number of shares
Preferred stocks: 0.0%†
Machinery: 0.0%†
Selecta Group BV*,3Class A1	21,852	1,052
Selecta Group BV*,3Class A2	43,703	2,104
		3,156
Total preferred stocks (cost—$19,205)		3,156

	Face amount
Warrants: 0.0%†
Air Methods Corp.*,3,4		389	0
Air Methods Corp.*,3,4		184	0
Audacy Capital Corp. expires 09/30/2028*		23	0
Audacy Capital Corp. expires 09/30/2028*		137	0
Audacy, Inc.*		113	2,091
Chaparral Energy, Inc. expires 10/01/25*,3,4		9	0
Curo Group Holdings LLC expires 08/01/28*,3,4		1,440	0
Intelsat SA expires 02/17/27*,3		1	5
Linx Synthetic expires 12/31/49*,3,4	EUR	2	13,866
Total warrants (cost—$168,006)			15,962

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of
	shares		Value
Common stocks: 0.6%
Aerospace & defense: 0.0%†
Evander Gold Mines Ltd.*,3,4		2,750	$0

Chemicals: 0.0%†
Cornerstone CS*,3,4		1,205	0

Consumer finance: 0.0%†
Curo Group Holdings LLC*,3		824	4,120

Energy equipment & services: 0.0%†
Nabors Industries Ltd.*		241	6,468
Nine Energy Service, Inc.*,15		750	623
Parker Drilling Co.*,4		802	0
			7,091
Financial services: 0.1%
SPN*,2,3		1,482	86,697

Gas utilities: 0.0%†
Ferrellgas Partners LP, Class B*		324	45,279

Health care providers & services: 0.0%†
Air Methods Corp.*,3		70	3,675
Rite Aid Corp.*,3,4		79	3,753
			7,428
IT services: 0.2%
Carnelian Point Holdings LP3,4		140	1,677
Carnelian Point Holdings LP*,3,4		9,478	113,547
Carnelian Point Holdings LP*,3,4		14,851	177,915
			293,139
Leisure products: 0.1%
Codere A1 Ordinary Shares*,3	EUR	2,541	54,693
Codere A2 Ordinary Shares*,3		634	13,646

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares		Value
Common stocks—(continued)
Leisure products—(continued)
Teide 10 S.L.*,3		5,444,137	$1,850
			70,189
Media: 0.0%†
iHeartMedia, Inc., Class A*		1,347	1,387

Metals & mining: 0.0%†
Aleris International, Inc.*,3,4,9		795	15,900
Cloud Peak Energy, Inc.*,3,4		66	0
Petra Diamonds Ltd.*	GBP	54,100	19,539
			35,439
Paper & forest products: 0.0%†
Hardwood Holdings LLC*,3		936	11,232

Pharmaceuticals: 0.1%
Endo, Inc.*		3,829	81,520
Mallinckrodt PLC*,3		459	39,359
			120,879
Real estate management & development: 0.0%†
ADLER Group SA*,3,4	EUR	55,882	0

Technology hardware, storage & peripherals: 0.0%†
Diebold Nixdorf, Inc.*,15		1,418	62,860

Wireless telecommunication services: 0.1%
Intelsat SA*,3		5,083	202,049
Total common stocks
(cost—$1,685,984)			947,789

Investment companies: 0.0%†
Endo GUC Trust[3,4] (cost—$0)		25,821	0

	Number of shares
Short-term investments—1.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.288%[16]
(cost $2,144,924)	2,144,924	2,144,924

Investment of cash collateral from securities loaned—0.0%†
Money market funds: 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[16]
(cost—$742)	742	742
Total investments
(cost—$181,570,436)[17]—99.3%		169,560,934
Other assets in excess of liabilities—0.7%		1,241,855
Net assets—100.0%		$170,802,789

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	30,627,139	USD	33,112,194	05/06/25	$(1,585,875)
SSB	GBP	33,606	USD	45,025	05/06/25	238
SSB	GBP	3,227,413	USD	4,159,222	05/06/25	(141,937)
SSB	USD	538,780	EUR	496,252	05/06/25	23,433
SSB	USD	347,000	EUR	305,044	05/06/25	(1,410)

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	200,000	GBP	154,612	05/06/25	$6,051
Net unrealized appreciation (depreciation)						$(1,699,500)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$217,676	$417,321	$312,792	$947,789
Preferred stocks	—	3,156	—	3,156
Investment companies	—	—	—	—
Warrants	—	2,096	13,866	15,962
Corporate bonds	—	163,858,734	24,211	163,882,945
Loan assignments	—	2,179,178	—	2,179,178
Non-U.S. government agency obligations	—	386,238	—	386,238
Short-term investments	—	2,144,924	—	2,144,924
Investment of cash collateral from securities loaned	—	742	—	742
Forward foreign currency contracts	—	29,722	—	29,722
Total	$217,676	$169,022,111	$350,869	$169,590,656

Liabilities
Forward foreign currency contracts	$—	$(1,729,222)	$—	$(1,729,222)
Total	$—	$(1,729,222)	$—	$(1,729,222)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $102,264,263, represented 59.9% of the Portfolio’s net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

PACE High Yield Investments

Portfolio of investments – April 30, 2025 (unaudited)

5	Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	This security is considered restricted. At period end, the value of restricted security was $27,900, represented 0.0% of the Fund’s net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/25	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.4	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Endo Luxembourg Finance SARL	04/24/24	—	0.0	0	0.0
Par Pharmaceutical, Inc.	04/24/24	—	0.0	0	0.0

10	Bond interest in default.
11	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
12	Zero coupon bond.
13	All or a portion of the loan commitment is unfunded.
14	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.
15	Security, or portion thereof, was on loan at the period end.
16	Rate shown reflects yield at April 30, 2025.
17	Includes $62,678 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $742 and non-cash collateral of $63,040.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Common stocks: 96.1%
Aerospace & defense: 1.9%
Boeing Co.*	9,097	$1,666,934
General Dynamics Corp.	2,672	727,105
L3Harris Technologies, Inc.	44,715	9,838,194
RTX Corp.	11,221	1,415,305
		13,647,538
Air freight & logistics: 0.4%
FedEx Corp.	12,210	2,568,129

Automobile components: 0.7%
Aptiv PLC*	28,075	1,601,959
BorgWarner, Inc.	23,513	667,299
Magna International, Inc.[1]	73,129	2,541,964
		4,811,222
Automobiles: 0.9%
General Motors Co.	73,040	3,304,330
Harley-Davidson, Inc.[1]	132,365	2,967,623
		6,271,953
Banks: 7.0%
Bank of America Corp.	350,478	13,977,063
Citigroup, Inc.	216,573	14,809,262
Citizens Financial Group, Inc.	51,329	1,893,527
First Citizens BancShares, Inc., Class A1	349	620,920
M&T Bank Corp.	70,608	11,986,414
Truist Financial Corp.	28,200	1,081,188
U.S. Bancorp	59,972	2,419,270
Wells Fargo & Co.	58,940	4,185,329
		50,972,973
Beverages: 1.2%
Anheuser-Busch InBev SA, ADR[1]	19,500	1,283,295
Keurig Dr. Pepper, Inc.	219,790	7,602,536
		8,885,831
Biotechnology: 1.8%
Gilead Sciences, Inc.	125,557	13,376,843

Building products: 1.1%
Johnson Controls International PLC	93,686	7,860,255

Capital markets: 7.2%
Bank of New York Mellon Corp.	174,605	14,039,988
Charles Schwab Corp.	181,478	14,772,309
Goldman Sachs Group, Inc.	1,424	779,711
Nasdaq, Inc.	132,549	10,101,559
Raymond James Financial, Inc.	71,911	9,854,684
State Street Corp.	30,105	2,652,251
		52,200,502
Chemicals: 3.4%
Axalta Coating Systems Ltd.*	329,093	10,695,522
Olin Corp.	49,351	1,066,969
PPG Industries, Inc.	115,010	12,519,989
		24,282,480

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Common stocks—(continued)
Communications equipment: 1.6%
F5, Inc.*	26,600	$7,042,084
Telefonaktiebolaget LM Ericsson, ADR	527,561	4,347,103
		11,389,187
Construction & engineering: 0.1%
Fluor Corp.*	11,827	412,644

Construction materials: 1.8%
Heidelberg Materials AG	67,675	13,358,991

Consumer finance: 1.9%
American Express Co.	47,720	12,713,085
Capital One Financial Corp.	6,707	1,209,004
		13,922,089
Electric utilities: 3.3%
American Electric Power Co., Inc.	90,498	9,804,553
PPL Corp.	388,527	14,181,236
		23,985,789
Electrical equipment: 1.3%
Emerson Electric Co.	92,730	9,746,850

Electronic equipment, instruments & components: 1.5%
TE Connectivity PLC	75,641	11,072,329

Energy equipment & services: 0.7%
Baker Hughes Co.	49,217	1,742,282
NOV, Inc.	183,304	2,128,159
Schlumberger NV	37,097	1,233,475
		5,103,916
Entertainment: 0.1%
Warner Bros Discovery, Inc.*,[1]	107,310	930,378

Financial services: 3.4%
Berkshire Hathaway, Inc., Class B*	29,876	15,931,377
Corebridge Financial, Inc.	47,263	1,400,403
Fidelity National Information Services, Inc.	27,177	2,143,722
PayPal Holdings, Inc.*	76,697	5,049,730
		24,525,232
Food products: 0.5%
Conagra Brands, Inc.	35,600	879,676
Kraft Heinz Co.	93,000	2,706,300
		3,585,976
Ground transportation: 0.1%
Norfolk Southern Corp.	4,800	1,075,440

Health care equipment & supplies: 1.0%
GE HealthCare Technologies, Inc.	40,463	2,845,763
Medtronic PLC	32,937	2,791,740
Solventum Corp.*	10,600	700,872
Zimmer Biomet Holdings, Inc.	10,138	1,044,721
		7,383,096
Health care providers & services: 8.4%
Centene Corp.*	21,619	1,293,897

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(continued)
Cigna Group	3,697	$1,257,128
CVS Health Corp.	38,914	2,595,953
Elevance Health, Inc.	68,672	28,882,070
HCA Healthcare, Inc.	4,947	1,707,111
Henry Schein, Inc.*,[1]	176,167	11,445,570
Humana, Inc.	7,121	1,867,411
Labcorp Holdings, Inc.	3,106	748,577
UnitedHealth Group, Inc.	26,360	10,845,558
		60,643,275
Hotels, restaurants & leisure: 1.8%
Aramark[1]	385,434	12,885,059

Insurance: 6.9%
American International Group, Inc.	205,205	16,728,312
Aon PLC, Class A	12,776	4,532,797
Everest Group Ltd.	18,231	6,541,830
Hartford Insurance Group, Inc.	13,465	1,651,751
Marsh & McLennan Cos., Inc.	38,201	8,613,179
Progressive Corp.	42,746	12,043,258
		50,111,127
Interactive media & services: 3.7%
Alphabet, Inc., Class A	92,197	14,640,884
Meta Platforms, Inc., Class A	21,546	11,828,754
		26,469,638
IT services: 0.1%
Cognizant Technology Solutions Corp., Class A	9,052	665,956

Machinery: 4.1%
CNH Industrial NV	125,945	1,457,184
Cummins, Inc.	8,493	2,495,583
Deere & Co.	1,500	695,340
PACCAR, Inc.	176,364	15,909,797
Snap-on, Inc.	26,940	8,454,041
Timken Co.	9,137	587,052
		29,598,997
Media: 1.1%
Comcast Corp., Class A	121,999	4,172,366
Omnicom Group, Inc.	14,100	1,073,856
Paramount Global, Class B	66,942	785,899
WPP PLC, ADR[1]	47,700	1,839,312
		7,871,433
Multi-utilities: 1.8%
Dominion Energy, Inc.	60,200	3,273,676
Sempra	133,623	9,924,180
		13,197,856
Oil, gas & consumable fuels: 8.2%
APA Corp.[1]	202,712	3,150,144
Cenovus Energy, Inc.[1]	50,303	592,066
ConocoPhillips	123,456	11,002,399

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
Coterra Energy, Inc.	379,182	$9,312,710
EQT Corp.	199,289	9,852,848
Marathon Petroleum Corp.	55,783	7,665,142
Murphy Oil Corp.[1]	16,959	348,168
Ovintiv, Inc.	50,020	1,679,672
Shell PLC	405,277	13,181,457
Shell PLC, ADR	40,862	2,634,782
		59,419,388
Passenger airlines: 0.6%
Southwest Airlines Co.	149,317	4,174,903

Personal care products: 3.1%
Kenvue, Inc.	299,865	7,076,814
Unilever PLC, ADR[1]	236,908	15,055,503
		22,132,317
Pharmaceuticals: 3.4%
GSK PLC, ADR[1]	21,164	843,386
Merck & Co., Inc.	157,664	13,432,973
Pfizer, Inc.	387,859	9,467,638
Sanofi SA, ADR[1]	14,214	781,059
		24,525,056
Semiconductors & semiconductor equipment: 3.6%
Broadcom, Inc.	51,348	9,882,949
Lam Research Corp.	79,533	5,700,130
Micron Technology, Inc.	11,799	907,933
NXP Semiconductors NV	53,725	9,902,055
		26,393,067
Software: 1.1%
Microsoft Corp.	3,800	1,501,988
Workday, Inc., Class A*	25,600	6,272,000
		7,773,988
Specialized REITs: 3.1%
Crown Castle, Inc.	98,550	10,422,648
Gaming & Leisure Properties, Inc.	247,235	11,832,667
		22,255,315
Specialty retail: 1.0%
Lithia Motors, Inc.[1]	2,100	614,796
Tractor Supply Co.	132,147	6,689,281
		7,304,077
Technology hardware, storage & peripherals: 1.2%
Samsung Electronics Co. Ltd.	220,617	8,613,608
Total common stocks (cost—$637,538,788)		695,404,703

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Short term investments: 4.2%
Investment companies: 4.2%
State Street Institutional U.S. Government Money Market Fund, 4.288%[2] (cost—$30,247,291)	$30,247,291	$30,247,291

Investment of cash collateral from securities loaned: 0.8%
Money market funds: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[2] (cost $6,299,666)	6,299,666	6,299,666
Total Investments (cost—$674,085,745)[3]—101.1%		731,951,660
Liabilities in excess of other assets—(1.1)%		(8,305,277)
Net Assets—100.0%		$723,646,383

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	CNH	31,256,328	USD	4,376,981	12/17/25	$8,958
SSB	CNH	70,196,535	USD	9,729,559	12/17/25	(80,295)
SSB	USD	10,446,760	CNH	74,924,449	12/17/25	23,813
SSB	USD	3,720,753	CNH	26,528,414	12/17/25	(13,449)
Net unrealized appreciation (depreciation)						$(60,973)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$682,223,246	$13,181,457	$—	$695,404,703
Short-term investments	—	30,247,291	—	30,247,291
Investment of cash collateral from securities loaned	—	6,299,666	—	6,299,666
Forward foreign currency contracts	—	32,771	—	32,771
Total	$682,223,246	$49,761,185	$—	$731,984,431

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Forward foreign currency contracts	$—	$(93,744)	$—	$(93,744)
Total	$—	$(93,744)	$—	$(93,744)

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at April 30, 2025.
3	Includes $34,838,774 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,299,666 and non-cash collateral of $29,414,302.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Common stocks: 95.8%
Aerospace & defense: 0.9%
RTX Corp.	13,213	$1,666,556
TransDigm Group, Inc.	3,056	4,318,342
		5,984,898
Automobiles: 0.8%
Tesla, Inc.*	19,607	5,532,311

Beverages: 1.5%
Coca-Cola Co.	138,608	10,056,010
Monster Beverage Corp.*	10,537	633,485
		10,689,495
Biotechnology: 1.0%
AbbVie, Inc.	19,987	3,899,464
Gilead Sciences, Inc.	19,116	2,036,618
Natera, Inc.*	8,602	1,298,300
		7,234,382
Broadline retail: 7.4%
Alibaba Group Holding Ltd., ADR	37,328	4,458,083
Amazon.com, Inc.*	231,752	42,739,704
MercadoLibre, Inc.*	2,122	4,946,064
		52,143,851
Building products: 0.3%
Trane Technologies PLC	5,866	2,248,496

Capital markets: 2.8%
Blackstone, Inc.	13,041	1,717,630
Charles Schwab Corp.	34,817	2,834,104
CME Group, Inc.	5,623	1,558,021
Goldman Sachs Group, Inc.	9,304	5,094,405
Intercontinental Exchange, Inc.	8,019	1,346,951
KKR & Co., Inc.	10,492	1,198,921
MSCI, Inc.	10,838	5,907,902
		19,657,934
Communications equipment: 0.2%
Arista Networks, Inc.*	20,170	1,659,386

Construction & engineering: 0.3%
Quanta Services, Inc.	6,830	1,999,073

Consumer staples distribution & retail: 1.6%
Kroger Co.	18,709	1,350,977
Walmart, Inc.	105,019	10,213,098
		11,564,075
Diversified telecommunication services: 1.3%
AT&T, Inc.	182,793	5,063,366
Verizon Communications, Inc.	86,714	3,820,619
		8,883,985
Electric utilities: 1.5%
American Electric Power Co., Inc.	29,753	3,223,440
Duke Energy Corp.	17,510	2,136,570
Exelon Corp.	43,011	2,017,216
NextEra Energy, Inc.	23,308	1,558,839
PPL Corp.	27,877	1,017,511
Xcel Energy, Inc.	13,306	940,734
		10,894,310

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Common stocks—(continued)
Electrical equipment: 0.2%
Eaton Corp. PLC	4,596	$1,352,925

Electronic equipment, instruments & components: 0.3%
Amphenol Corp., Class A	28,495	2,192,690

Entertainment: 4.1%
Netflix, Inc.*	21,744	24,608,120
Spotify Technology SA*	7,398	4,542,224
		29,150,344
Financial services: 9.1%
Berkshire Hathaway, Inc., Class B*	12,779	6,814,402
Fiserv, Inc.*	33,028	6,095,978
Mastercard, Inc., Class A	45,040	24,684,622
Visa, Inc., Class A	76,110	26,296,005
		63,891,007
Gas utilities: 0.1%
Atmos Energy Corp.	4,220	677,859

Ground transportation: 0.9%
Uber Technologies, Inc.*	17,502	1,417,837
Union Pacific Corp.	21,336	4,601,322
		6,019,159
Health care equipment & supplies: 3.6%
Abbott Laboratories	110,395	14,434,146
Becton Dickinson & Co.	6,389	1,323,098
Edwards Lifesciences Corp.*	18,221	1,375,503
IDEXX Laboratories, Inc.*	8,562	3,704,349
Intuitive Surgical, Inc.*	9,117	4,702,549
		25,539,645
Health care providers & services: 1.8%
Cigna Group	9,109	3,097,424
Elevance Health, Inc.	2,817	1,184,774
McKesson Corp.	7,664	5,462,823
UnitedHealth Group, Inc.	6,369	2,620,461
		12,365,482
Hotels, restaurants & leisure: 4.1%
Airbnb, Inc., Class A*	44,710	5,451,043
Booking Holdings, Inc.	824	4,201,807
Chipotle Mexican Grill, Inc.*	4,245	214,457
DoorDash, Inc., Class A*	31,955	6,163,800
McDonald's Corp.	17,876	5,714,063
Starbucks Corp.	91,796	7,348,270
		29,093,440
Household durables: 0.6%
DR Horton, Inc.	34,066	4,303,898

Industrial conglomerates: 1.0%
3M Co.	50,496	7,014,399

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Common stocks—(continued)
Insurance: 2.1%
Allstate Corp.	8,664	$1,718,851
American International Group, Inc.	37,869	3,087,081
Aon PLC, Class A	14,465	5,132,037
Cincinnati Financial Corp.	11,241	1,564,860
Progressive Corp.	11,677	3,289,878
		14,792,707
Interactive media & services: 7.8%
Alphabet, Inc., Class C	183,297	29,490,654
Meta Platforms, Inc., Class A	46,565	25,564,185
		55,054,839
IT services: 4.6%
Accenture PLC, Class A	17,531	5,244,399
Gartner, Inc.*	5,419	2,281,833
International Business Machines Corp.	45,121	10,911,160
MongoDB, Inc.*	2,175	374,470
Shopify, Inc., Class A*	116,383	11,056,385
Snowflake, Inc., Class A*	6,464	1,030,943
Twilio, Inc., Class A*	14,520	1,404,229
		32,303,419
Life sciences tools & services: 0.9%
Thermo Fisher Scientific, Inc.	14,886	6,386,094

Machinery: 0.2%
Deere & Co.	3,097	1,435,645

Media: 0.0%†
Trade Desk, Inc., Class A*	2,593	139,063

Metals & mining: 0.0%†
Freeport-McMoRan, Inc.	8,116	292,419

Multi-utilities: 0.3%
CenterPoint Energy, Inc.	37,573	1,457,081
DTE Energy Co.	4,249	582,113
		2,039,194
Oil, gas & consumable fuels: 0.8%
Cheniere Energy, Inc.	6,517	1,506,144
ConocoPhillips	20,573	1,833,466
Exxon Mobil Corp.	18,618	1,966,619
		5,306,229
Pharmaceuticals: 5.3%
Bristol-Myers Squibb Co.	23,987	1,204,148
Eli Lilly & Co.	24,994	22,468,356
Johnson & Johnson	38,494	6,016,997
Zoetis, Inc.	50,588	7,911,963
		37,601,464
Professional services: 0.5%
Paycom Software, Inc.	15,932	3,606,845

Real estate management & development: 0.5%
CoStar Group, Inc.*	43,299	3,211,487

Semiconductors & semiconductor equipment: 6.0%
ASML Holding NV, NY Reg Shrs	351	234,496

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Broadcom, Inc.	51,026	$9,820,974
Lam Research Corp.	16,583	1,188,504
NVIDIA Corp.	261,570	28,490,204
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,466	2,244,648
		41,978,826
Software: 14.5%
Adobe, Inc.*	15,603	5,850,813
AppLovin Corp., Class A*	1,427	384,305
Fair Isaac Corp.*	1,069	2,126,968
HubSpot, Inc.*	3,639	2,225,248
Intuit, Inc.	6,210	3,896,589
Microsoft Corp.	117,337	46,378,623
Oracle Corp.	86,616	12,188,604
Palo Alto Networks, Inc.*	13,354	2,496,263
Salesforce, Inc.	19,348	5,199,001
ServiceNow, Inc.*	16,016	15,295,440
Synopsys, Inc.*	2,556	1,173,230
Workday, Inc., Class A*	20,714	5,074,930
		102,290,014
Specialty retail: 0.8%
AutoZone, Inc.*	1,173	4,413,530
Home Depot, Inc.	3,572	1,287,670
		5,701,200
Technology hardware, storage & peripherals: 3.4%
Apple, Inc.	112,208	23,844,200

Tobacco: 2.4%
Altria Group, Inc.	50,589	2,992,339
Philip Morris International, Inc.	82,119	14,071,912
		17,064,251
Trading companies & distributors: 0.3%
WW Grainger, Inc.	1,771	1,814,053
Total common stocks (cost—$545,971,817)		674,954,993

	Number of shares
Short term investments: 4.8%
Investment companies: 4.8%
State Street Institutional U.S. Government Money Market Fund, 4.288%[1] (cost—$33,692,021)	33,692,021	33,692,021
Total Investments (cost—$579,663,838)—100.6%		708,647,014
Liabilities in excess of other assets—(0.6)%		(4,070,068)
Net Assets—100.0%		$704,576,946

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$674,954,993	$—	$—	$674,954,993
Short-term investments	—	33,692,021	—	33,692,021
Total	$674,954,993	$33,692,021	$—	$708,647,014

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Rate shown reflects yield at April 30, 2025.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 0.6%
Textron, Inc.	20,000	$1,407,400

Automobile components: 3.4%
Gentex Corp.	62,845	1,368,764
Goodyear Tire & Rubber Co.*	127,980	1,392,422
LCI Industries	20,348	1,568,424
Lear Corp.	29,784	2,553,978
Visteon Corp.*	11,620	920,188
		7,803,776
Automobiles: 0.9%
Thor Industries, Inc.[1]	27,485	1,990,464

Banks: 7.4%
Atlantic Union Bankshares Corp.	33,450	926,565
Bank of Hawaii Corp.	18,786	1,241,942
Columbia Banking System, Inc.	77,632	1,740,509
First Horizon Corp.	103,000	1,862,240
First Interstate BancSystem, Inc., Class A	36,700	961,357
Flagstar Financial, Inc.[1]	129,000	1,510,590
Glacier Bancorp, Inc.[1]	32,100	1,308,396
Independent Bank Corp.	18,800	1,110,892
Prosperity Bancshares, Inc.	21,120	1,434,048
SouthState Corp.	15,600	1,353,768
Valley National Bancorp	158,999	1,367,400
Veritex Holdings, Inc.	49,450	1,151,196
Western Alliance Bancorp[1]	18,000	1,254,780
		17,223,683
Beverages: 0.6%
National Beverage Corp.	29,083	1,291,285

Biotechnology: 0.5%
United Therapeutics Corp.*	4,230	1,282,071

Building products: 3.9%
Armstrong World Industries, Inc.	12,142	1,760,833
Builders FirstSource, Inc.*	8,420	1,007,285
Lennox International, Inc.	3,334	1,822,864
Owens Corning	9,980	1,451,192
Resideo Technologies, Inc.*	91,426	1,534,128
Zurn Elkay Water Solutions Corp.	41,344	1,404,042
		8,980,344
Capital markets: 2.9%
Artisan Partners Asset Management, Inc., Class A	28,200	1,042,836
Houlihan Lokey, Inc.	9,059	1,468,283
Invesco Ltd.	97,526	1,358,537
Janus Henderson Group PLC	19,998	664,134
LPL Financial Holdings, Inc.	7,102	2,271,148
		6,804,938
Chemicals: 3.7%
Avient Corp.	22,500	749,475

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Chemicals—(continued)
Axalta Coating Systems Ltd.*	38,800	$1,261,000
Chemours Co.	126,712	1,568,694
HB Fuller Co.	25,539	1,380,128
Ingevity Corp.*	23,556	776,877
Mosaic Co.	52,050	1,582,320
Olin Corp.	40,638	878,594
Scotts Miracle-Gro Co.	7,888	397,397
		8,594,485
Commercial services & supplies: 0.4%
Brink's Co.	11,687	1,042,948

Consumer finance: 0.6%
Bread Financial Holdings, Inc.	16,600	787,670
Navient Corp.[1]	48,972	606,273
		1,393,943
Consumer staples distribution & retail: 3.4%
BJ's Wholesale Club Holdings, Inc.*	29,705	3,492,120
Casey's General Stores, Inc.[1]	3,020	1,397,022
Dollar Tree, Inc.*	17,915	1,464,909
Performance Food Group Co.*	18,335	1,478,901
		7,832,952
Containers & packaging: 1.4%
Crown Holdings, Inc.	10,871	1,047,204
Sealed Air Corp.	40,048	1,103,723
Silgan Holdings, Inc.	23,748	1,226,584
		3,377,511
Distributors: 0.5%
Pool Corp.	3,928	1,151,454

Diversified consumer services: 0.5%
ADT, Inc.	159,300	1,277,586

Diversified REITs: 0.8%
WP Carey, Inc.	28,700	1,792,028

Diversified telecommunication services: 1.0%
Liberty Global Ltd., Class A*	149,638	1,638,536
Sunrise Communications AG, ADR, Class A*,1	14,297	770,894
		2,409,430
Electric utilities: 1.4%
Evergy, Inc.	23,080	1,594,828
Pinnacle West Capital Corp.	16,374	1,558,477
		3,153,305
Electrical equipment: 0.4%
Sensata Technologies Holding PLC	47,650	1,019,710

Electronic equipment, instruments & components: 4.0%
Arrow Electronics, Inc.*	23,203	2,583,886
Belden, Inc.	9,400	969,234
Flex Ltd.*	24,300	834,462
IPG Photonics Corp.*	17,361	1,039,751
Jabil, Inc.	8,300	1,216,448

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
TD SYNNEX Corp.	10,200	$1,130,160
Zebra Technologies Corp., Class A*	5,754	1,440,341
		9,214,282
Energy equipment & services: 1.2%
Cactus, Inc., Class A	20,950	794,843
Patterson-UTI Energy, Inc.	375,278	2,116,568
		2,911,411
Entertainment: 0.8%
Liberty Media Corp.-Liberty Formula One, Class C*	12,794	1,134,444
Lions Gate Entertainment Corp., Class B*	99,800	796,404
		1,930,848
Financial services: 1.9%
Essent Group Ltd.	22,250	1,266,693
Jack Henry & Associates, Inc.	10,570	1,833,155
Voya Financial, Inc.	14,800	876,160
Walker & Dunlop, Inc.	4,736	362,493
		4,338,501
Food products: 0.5%
Post Holdings, Inc.*	9,780	1,106,803

Gas utilities: 2.2%
National Fuel Gas Co.	14,300	1,097,954
UGI Corp.[1]	120,678	3,957,032
		5,054,986
Ground transportation: 1.2%
Knight-Swift Transportation Holdings, Inc.	18,765	735,025
Landstar System, Inc.	9,493	1,273,486
Ryder System, Inc.	5,984	823,817
		2,832,328
Health care equipment & supplies: 1.3%
Envista Holdings Corp.*,1	52,070	837,286
Globus Medical, Inc., Class A*	16,603	1,191,597
LivaNova PLC*	25,616	947,792
		2,976,675
Health care providers & services: 1.6%
CorVel Corp.*	14,897	1,620,198
Encompass Health Corp.	10,100	1,181,599
Tenet Healthcare Corp.*	6,820	974,919
		3,776,716
Hotel & resort REITs: 0.4%
Host Hotels & Resorts, Inc.	64,600	912,152

Hotels, restaurants & leisure: 3.1%
Caesars Entertainment, Inc.*,1	94,263	2,550,757
Marriott Vacations Worldwide Corp.[1]	17,125	938,621
Norwegian Cruise Line Holdings Ltd.*	58,900	944,167

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Wynn Resorts Ltd.[1]	33,369	$2,679,864
		7,113,409
Household durables: 2.8%
Mohawk Industries, Inc.*	35,895	3,817,433
Newell Brands, Inc.[1]	334,609	1,599,431
TopBuild Corp.*	3,975	1,175,646
		6,592,510
Household products: 0.9%
Reynolds Consumer Products, Inc.	24,135	555,105
WD-40 Co.	6,585	1,503,751
		2,058,856
Industrial REITs: 0.7%
First Industrial Realty Trust, Inc.	32,400	1,541,592

Insurance: 5.0%
American Financial Group, Inc.	7,775	984,781
Assurant, Inc.	5,667	1,092,258
Brighthouse Financial, Inc.*	24,250	1,411,835
First American Financial Corp.	52,951	3,219,950
Lincoln National Corp.	31,164	993,197
Unum Group	19,000	1,475,540
W.R. Berkley Corp.	32,764	2,348,851
		11,526,412
IT services: 2.1%
Amdocs Ltd.	35,818	3,172,759
EPAM Systems, Inc.*	10,843	1,701,375
		4,874,134
Leisure products: 0.7%
Brunswick Corp.	15,250	702,262
Polaris, Inc.[1]	29,682	1,008,001
		1,710,263
Machinery: 6.1%
Chart Industries, Inc.*,1	5,650	762,637
Graco, Inc.	21,292	1,737,640
ITT, Inc.	9,165	1,255,789
JBT Marel Corp.	8,993	946,603
Kadant, Inc.[1]	5,006	1,476,770
Oshkosh Corp.	11,575	969,522
Pentair PLC	16,000	1,451,680
RBC Bearings, Inc.*	5,836	1,917,535
Terex Corp.	22,826	803,475
Timken Co.[1]	15,900	1,021,575
Toro Co.	25,979	1,773,846
		14,117,072
Marine transportation: 0.5%
Kirby Corp.*	11,560	1,114,037

Media: 0.4%
Nexstar Media Group, Inc.	6,851	1,025,321

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining: 2.1%
Alcoa Corp.	109,637	$2,689,395
Commercial Metals Co.	27,550	1,227,077
Reliance, Inc.	3,738	1,077,404
		4,993,876
Mortgage real estate investment: 1.2%
AGNC Investment Corp.[1]	150,801	1,331,573
Annaly Capital Management, Inc.	76,250	1,494,500
		2,826,073
Office REITs: 1.1%
Highwoods Properties, Inc.	44,500	1,265,580
Kilroy Realty Corp.[1]	40,500	1,276,155
		2,541,735
Oil, gas & consumable fuels: 3.6%
Antero Resources Corp.*	37,850	1,318,315
California Resources Corp.	42,418	1,463,845
Chord Energy Corp.	11,900	1,073,737
Core Natural Resources, Inc.[1]	11,250	812,363
Murphy Oil Corp.[1]	43,500	893,055
Ovintiv, Inc.	21,050	706,859
PBF Energy, Inc., Class A	28,145	483,531
Permian Resources Corp.	69,900	824,820
Uranium Energy Corp.*,1	151,000	792,750
		8,369,275
Passenger airlines: 0.9%
Alaska Air Group, Inc.*	23,270	1,030,163
SkyWest, Inc.*	12,750	1,136,917
		2,167,080
Pharmaceuticals: 2.4%
Jazz Pharmaceuticals PLC*	20,638	2,413,820
Perrigo Co. PLC	38,650	994,078
Prestige Consumer Healthcare, Inc.*	26,168	2,125,627
		5,533,525
Professional services: 6.0%
Broadridge Financial Solutions, Inc.	8,404	2,037,129
CACI International, Inc., Class A*,1	7,225	3,308,111
Jacobs Solutions, Inc.	8,530	1,056,014
Kelly Services, Inc., Class A	72,366	835,827
Korn Ferry	38,271	2,361,321
ManpowerGroup, Inc.	50,216	2,162,803
TransUnion	27,433	2,275,842
		14,037,047
Real estate management & development: 0.5%
Cushman & Wakefield PLC*	122,200	1,145,014

Residential REITs: 0.8%
Camden Property Trust	15,970	1,817,386

Retail REITs: 0.7%
Federal Realty Investment Trust	16,566	1,557,535

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment: 1.5%
Ichor Holdings Ltd.*	38,671	$764,913
MKS Instruments, Inc.[1]	11,437	802,191
Qorvo, Inc.*	14,808	1,061,289
Synaptics, Inc.*	17,019	947,278
		3,575,671
Software: 0.5%
Dolby Laboratories, Inc., Class A	13,841	1,062,850

Specialized REITs: 1.4%
Gaming & Leisure Properties, Inc.	40,050	1,916,793
Lamar Advertising Co., Class A	12,660	1,440,835
		3,357,628
Specialty retail: 2.0%
American Eagle Outfitters, Inc.	79,572	837,893
Bath & Body Works, Inc.	37,000	1,128,870
Sally Beauty Holdings, Inc.*	113,800	926,332
Victoria's Secret & Co.*	97,567	1,834,260
		4,727,355
Textiles, apparel & luxury goods: 1.5%
Capri Holdings Ltd.*,1	164,781	2,478,306
Carter's, Inc.	10,956	362,096
Steven Madden Ltd.	27,200	571,200
		3,411,602
Trading companies & distributors: 0.9%
WESCO International, Inc.	12,365	2,015,000
Total common stocks (cost—$238,073,583)		229,696,273

	Number of shares
Short term investments: 2.0%
Investment companies: 2.0%
State Street Institutional U.S. Government Money Market Fund, 4.288%[2] (cost—$4,552,687)	4,552,687	4,552,687

Investment of cash collateral from securities loaned: 0.2%
Money market funds: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[2] (cost $524,563)	524,563	524,563
Total Investments (cost—$243,150,833)[3]—101.0%		234,773,523
Liabilities in excess of other assets—(1.0)%		(2,236,199)
Net Assets—100.0%		$232,537,324

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$229,696,273	$—	$—	$229,696,273
Short-term investments	—	4,552,687	—	4,552,687
Investment of cash collateral from securities loaned	—	524,563	—	524,563
Total	$229,696,273	$5,077,250	$—	$234,773,523

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at April 30, 2025.
3	Includes $25,740,590 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $524,563 and non-cash collateral of $26,196,197.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks: 99.1%
Aerospace & defense: 0.8%
Axon Enterprise, Inc.*	1,516	$929,763
Embraer SA, ADR*	9,270	425,864
Mercury Systems, Inc.*	11,497	574,850
		1,930,477
Banks: 0.6%
Live Oak Bancshares, Inc.	11,437	298,963
Popular, Inc.	5,287	504,486
Wintrust Financial Corp.	4,781	531,504
		1,334,953
Beverages: 0.0%†
Zevia PBC, Class A*	25,240	57,042

Biotechnology: 7.3%
ACADIA Pharmaceuticals, Inc.*	39,626	578,540
ADMA Biologics, Inc.*	117,183	2,788,955
Aduro Biotech, Inc.*,1,2	9,389	0
Akebia Therapeutics, Inc.*	36,441	87,823
Alector, Inc.*	42,113	50,536
Anika Therapeutics, Inc.*	3,413	49,591
Arcturus Therapeutics Holdings, Inc.*,3	8,038	102,967
Arcus Biosciences, Inc.*	40,406	353,552
Aurinia Pharmaceuticals, Inc.*	48,262	397,679
Avita Medical, Inc.*,3	2,029	19,661
BioCryst Pharmaceuticals, Inc.*	44,856	396,976
Blueprint Medicines Corp.*	9,924	888,198
Cardiff Oncology, Inc.*,3	6,300	17,262
CareDx, Inc.*	41,424	699,237
Catalyst Pharmaceuticals, Inc.*	47,629	1,156,908
CytomX Therapeutics, Inc.*	10,556	7,857
Dynavax Technologies Corp.*	35,845	421,179
Exelixis, Inc.*	43,525	1,704,004
Foghorn Therapeutics, Inc.*	2,543	10,681
Gossamer Bio, Inc.*	7,852	8,009
Halozyme Therapeutics, Inc.*	24,702	1,517,197
Incyte Corp.*	4,587	287,421
Insmed, Inc.*	11,079	797,688
Ironwood Pharmaceuticals, Inc.*	6,700	6,246
Kura Oncology, Inc.*	72,226	473,803
MacroGenics, Inc.*	7,754	13,453
Mirum Pharmaceuticals, Inc.*	8,913	387,270
Natera, Inc.*	4,539	685,071
Neurocrine Biosciences, Inc.*	11,677	1,257,496
Prothena Corp. PLC*	10,974	100,961
Rigel Pharmaceuticals, Inc.*	9,484	185,507
Stoke Therapeutics, Inc.*,3	4,734	46,204
Summit Therapeutics, Inc.*,3	8,829	212,955
Tango Therapeutics, Inc.*	6,000	8,460
Twist Bioscience Corp.*	10,826	414,852
Tyra Biosciences, Inc.*,3	15,741	162,132

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Xencor, Inc.*	26,250	$289,275
Y-mAbs Therapeutics, Inc.*	17,100	72,675
		16,658,281
Broadline retail: 0.1%
Etsy, Inc.*	583	25,349
Groupon, Inc.*,3	5,434	98,953
		124,302
Building products: 3.1%
Armstrong World Industries, Inc.	4,604	667,672
CSW Industrials, Inc.	4,616	1,442,408
Griffon Corp.	12,379	843,134
Insteel Industries, Inc.	2,540	86,132
JELD-WEN Holding, Inc.*	28,300	156,216
Lennox International, Inc.	3,551	1,941,509
Simpson Manufacturing Co., Inc.	8,974	1,379,214
Tecnoglass, Inc.	7,368	525,117
		7,041,402
Capital markets: 1.4%
Federated Hermes, Inc.	6,180	250,970
Houlihan Lokey, Inc.	4,560	739,085
Marex Group PLC	25,774	1,143,077
Perella Weinberg Partners	24,099	413,780
Piper Sandler Cos.	1,414	340,943
StoneX Group, Inc.*	2,343	207,508
		3,095,363
Chemicals: 0.4%
Orion SA	17,138	206,342
RPM International, Inc.	5,770	615,947
		822,289
Commercial services & supplies: 2.1%
ACV Auctions, Inc., Class A*	93,657	1,375,821
CECO Environmental Corp.*,3	6,294	149,734
Pitney Bowes, Inc.	19,892	172,663
RB Global, Inc.	28,410	2,860,887
Tetra Tech, Inc.	8,142	253,949
		4,813,054
Communications equipment: 0.7%
Calix, Inc.*	13,285	543,489
Ciena Corp.*	5,963	400,475
Extreme Networks, Inc.*	14,051	184,911
Lumentum Holdings, Inc.*	6,872	405,723
		1,534,598
Construction & engineering: 3.8%
Argan, Inc.	5,342	818,020
Comfort Systems USA, Inc.	89	35,382
Construction Partners, Inc., Class A*	3,184	261,534
Dycom Industries, Inc.*	3,320	556,266
EMCOR Group, Inc.	3,137	1,256,996

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction & engineering—(continued)
Fluor Corp.*	31,496	$1,098,895
Limbach Holdings, Inc.*,3	11,269	1,078,894
MYR Group, Inc.*	8,543	1,044,980
Primoris Services Corp.	14,982	898,471
Sterling Infrastructure, Inc.*	1,989	297,216
WillScot Holdings Corp.	50,746	1,274,740
		8,621,394
Construction materials: 0.2%
Knife River Corp.*	5,465	510,322

Consumer finance: 1.5%
Ally Financial, Inc.	36,426	1,189,673
Atlanticus Holdings Corp.*	2,772	151,961
Dave, Inc.*	6,834	648,000
LendingTree, Inc.*	16,151	833,230
NerdWallet, Inc., Class A*	18,995	170,195
PROG Holdings, Inc.	13,690	360,868
Regional Management Corp.	2,648	87,199
		3,441,126
Consumer staples distribution & retail: 0.3%
Guardian Pharmacy Services, Inc., Class A*	9,827	246,068
Sprouts Farmers Market, Inc.*	2,403	410,913
		656,981
Containers & packaging: 0.1%
Ardagh Metal Packaging SA	80,980	300,436

Diversified consumer services: 4.6%
Adtalem Global Education, Inc.*	7,285	773,667
Carriage Services, Inc.	6,117	244,435
Duolingo, Inc.*	4,583	1,784,987
Grand Canyon Education, Inc.*	24,596	4,387,188
Lincoln Educational Services Corp.*	66,005	1,115,484
Mister Car Wash, Inc.*,3	23,058	158,178
Stride, Inc.*	8,815	1,253,934
Universal Technical Institute, Inc.*	28,494	799,542
		10,517,415
Diversified telecommunication services: 0.1%
Bandwidth, Inc., Class A*	19,394	240,874

Electrical equipment: 0.5%
Bloom Energy Corp., Class A*	6,677	122,323
Powell Industries, Inc.[3]	4,974	910,789
		1,033,112
Electronic equipment, instruments & components: 1.5%
Celestica, Inc.*	2,761	235,651
Climb Global Solutions, Inc.	870	91,698
Cognex Corp.	38,158	1,041,714
Jabil, Inc.	4,191	614,233
Napco Security Technologies, Inc.	16,408	374,923
PAR Technology Corp.*,3	9,351	546,098

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
Powerfleet, Inc. NJ*,[3]	91,217	$459,734
		3,364,051
Energy equipment & services: 0.1%
DMC Global, Inc.*,3	4,300	27,907
Natural Gas Services Group, Inc.*	8,737	157,004
NPK International, Inc.*	25,631	148,147
		333,058
Entertainment: 0.6%
Eventbrite, Inc., Class A*	32,548	69,002
Madison Square Garden Entertainment Corp.*	8,793	285,245
Roku, Inc.*	13,618	928,475
		1,282,722
Financial services: 1.5%
AvidXchange Holdings, Inc.*	128,811	1,047,234
NCR Atleos Corp.*	14,781	412,686
Paymentus Holdings, Inc., Class A*	12,705	412,404
Payoneer Global, Inc.*	142,400	1,001,072
Priority Technology Holdings, Inc.*	22,574	163,887
Sezzle, Inc.*,3	6,940	360,533
		3,397,816
Food products: 2.0%
Calavo Growers, Inc.	11,367	313,957
Freshpet, Inc.*	34,772	2,557,133
Mama's Creations, Inc.*,[3]	109,630	723,558
Pilgrim's Pride Corp.	15,626	852,867
		4,447,515
Ground transportation: 0.9%
ArcBest Corp.	6,728	393,722
Lyft, Inc., Class A*	94,937	1,177,219
U-Haul Holding Co.*,3	4,717	289,577
Werner Enterprises, Inc.	8,988	221,644
		2,082,162
Health care equipment & supplies: 3.9%
Accuray, Inc.*	28,056	43,487
Align Technology, Inc.*	1,673	289,931
Artivion, Inc.*	10,698	253,436
AtriCure, Inc.*	22,474	672,197
Axogen, Inc.*	26,181	425,965
Bioventus, Inc., Class A*	6,400	46,784
Butterfly Network, Inc.*	92,356	216,113
Embecta Corp.	5,883	71,714
Glaukos Corp.*	15,427	1,453,995
Inspire Medical Systems, Inc.*	7,228	1,144,771
iRadimed Corp.	6,013	315,141
KORU Medical Systems, Inc.*	29,975	82,431
Masimo Corp.*	4,831	777,598
Myomo, Inc.*	25,599	120,315

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
NeuroPace, Inc.*	10,804	$126,299
OrthoPediatrics Corp.*	20,180	420,147
Penumbra, Inc.*	2,652	776,612
PROCEPT BioRobotics Corp.*	4,044	218,295
SI-BONE, Inc.*	37,951	518,031
Tandem Diabetes Care, Inc.*	43,131	726,757
UFP Technologies, Inc.*	758	158,073
		8,858,092
Health care providers & services: 7.0%
Alignment Healthcare, Inc.*	18,110	320,909
Astrana Health, Inc.*	20,758	647,027
Aveanna Healthcare Holdings, Inc.*	11,244	51,835
Chemed Corp.	3,842	2,234,161
Ensign Group, Inc.	24,523	3,163,222
GeneDx Holdings Corp.*	16,248	1,086,179
Guardant Health, Inc.*	4,840	228,593
LifeStance Health Group, Inc.*	68,200	448,074
Option Care Health, Inc.*	47,299	1,528,231
PACS Group, Inc.*	29,582	284,875
Pennant Group, Inc.*	50,139	1,284,561
Privia Health Group, Inc.*	127,123	2,984,848
RadNet, Inc.*	10,095	528,776
U.S. Physical Therapy, Inc.	14,759	1,049,512
		15,840,803
Health care technology: 2.8%
Certara, Inc.*	59,037	818,253
Doximity, Inc., Class A*	58,414	3,322,588
GoodRx Holdings, Inc., Class A*,3	55,178	255,474
HealthStream, Inc.	3,540	119,050
OptimizeRx Corp.*,3	19,362	176,582
Phreesia, Inc.*	50,623	1,263,550
Waystar Holding Corp.*	12,202	453,548
		6,409,045
Hotels, restaurants & leisure: 3.0%
First Watch Restaurant Group, Inc.*	49,335	871,256
Genius Sports Ltd.*	119,298	1,287,225
Life Time Group Holdings, Inc.*	12,134	372,028
Lindblad Expeditions Holdings, Inc.*	5,494	48,567
Monarch Casino & Resort, Inc.	4,923	384,929
Rush Street Interactive, Inc.*	138,189	1,676,233
Sportradar Group AG, Class A*	10,078	232,903
Wingstop, Inc.	6,256	1,650,896
Wynn Resorts Ltd.	5,261	422,511
		6,946,548
Household durables: 1.3%
Cavco Industries, Inc.*	3,150	1,555,627
Cricut, Inc., Class A	10,070	50,149
Lovesac Co.*,3	6,120	119,034

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—(continued)
SharkNinja, Inc.*	5,152	$414,736
Sonos, Inc.*	77,580	714,512
		2,854,058
Household products: 0.4%
WD-40 Co.	3,656	834,884

Insurance: 4.3%
American Coastal Insurance Corp.	3,924	44,851
AMERISAFE, Inc.	1,500	69,735
Crawford & Co., Class A	1,158	12,877
Everest Group Ltd.	2,326	834,639
Goosehead Insurance, Inc., Class A	14,987	1,456,886
Kinsale Capital Group, Inc.	9,699	4,221,587
Oscar Health, Inc., Class A*	32,783	426,507
Palomar Holdings, Inc.*	4,799	695,951
RLI Corp.	9,332	690,661
Skyward Specialty Insurance Group, Inc.*	10,987	583,300
Trupanion, Inc.*,3	460	16,836
TWFG, Inc.*	21,552	682,767
Universal Insurance Holdings, Inc.	6,213	150,603
		9,887,200
Interactive media & services: 0.6%
EverQuote, Inc., Class A*	17,877	424,400
MediaAlpha, Inc., Class A*	9,263	77,809
Travelzoo*,3	8,247	114,386
TripAdvisor, Inc.*	8,950	111,427
Webtoon Entertainment, Inc.*,3	5,100	45,900
Yelp, Inc.*	12,273	430,537
ZipRecruiter, Inc., Class A*	14,549	75,073
		1,279,532
IT services: 2.3%
BigCommerce Holdings, Inc.*	20,641	106,921
Couchbase, Inc.*,3	15,575	274,743
DigitalOcean Holdings, Inc.*,3	26,149	808,004
EPAM Systems, Inc.*	609	95,558
Globant SA*,3	19,876	2,336,821
Grid Dynamics Holdings, Inc.*	74,145	1,049,893
Okta, Inc.*	3,126	350,612
Wix.com Ltd.*	860	145,848
		5,168,400
Leisure products: 0.1%
Latham Group, Inc.*	45,960	251,171

Life sciences tools & services: 4.1%
10X Genomics, Inc., Class A*	46,308	382,967
Adaptive Biotechnologies Corp.*	60,047	441,946
BioLife Solutions, Inc.*	14,401	347,208
Codexis, Inc.*,3	66,004	151,809
Medpace Holdings, Inc.*	15,217	4,692,771

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services—(continued)
Repligen Corp.*	15,792	$2,179,138
Stevanato Group SpA[3]	52,447	1,094,045
		9,289,884
Machinery: 3.0%
Atmus Filtration Technologies, Inc.	13,311	461,492
Energy Recovery, Inc.*	21,737	335,837
ESCO Technologies, Inc.	2,951	461,684
Graham Corp.*	11,886	362,285
Hillman Solutions Corp.*	157,219	1,098,961
Hyster-Yale, Inc.	5,487	210,866
Kadant, Inc.[3]	8,852	2,611,340
Kornit Digital Ltd.*	58,308	1,100,855
Mayville Engineering Co., Inc.*	7,781	99,441
Shyft Group, Inc.[3]	19,417	164,268
		6,907,029
Media: 0.3%
Integral Ad Science Holding Corp.*	36,004	254,548
Magnite, Inc.*	13,366	158,922
PubMatic, Inc., Class A*	30,296	295,992
		709,462
Metals & mining: 0.5%
Carpenter Technology Corp.	2,940	575,093
Century Aluminum Co.*	16,346	268,238
U.S. Antimony Corp.*,3	106,239	341,027
		1,184,358
Mortgage real estate investment: 0.0%†
Angel Oak Mortgage REIT, Inc.	1,500	14,175

Oil, gas & consumable fuels: 0.7%
Berry Corp.	24,400	60,512
CVR Energy, Inc.[3]	21,623	407,810
Delek U.S. Holdings, Inc.	8,010	104,290
Matador Resources Co.	6,561	259,422
Range Resources Corp.	11,216	380,559
W&T Offshore, Inc.[3]	26,100	30,015
World Kinect Corp.	13,676	343,131
		1,585,739
Paper & forest products: 0.8%
Louisiana-Pacific Corp.	10,631	917,561
Sylvamo Corp.	15,014	895,135
		1,812,696
Personal care products: 0.4%
Beauty Health Co.*,3	71,280	70,674
Herbalife Ltd.*	23,076	166,147
Interparfums, Inc.	2,153	235,108
Lifevantage Corp.[3]	19,155	236,947
Oddity Tech Ltd., Class A*,3	5,274	324,035
		1,032,911

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals: 1.6%
Biote Corp., Class A*,3	5,500	$18,315
Corcept Therapeutics, Inc.*	32,621	2,344,797
Fulcrum Therapeutics, Inc.*	16,282	62,686
Ligand Pharmaceuticals, Inc.*	6,939	762,319
Pacira BioSciences, Inc.*	2,511	67,546
Phathom Pharmaceuticals, Inc.*,3	23,200	99,528
Phibro Animal Health Corp., Class A	10,100	187,961
SIGA Technologies, Inc.	23,023	127,087
Terns Pharmaceuticals, Inc.*	5,731	18,912
		3,689,151
Professional services: 5.2%
Barrett Business Services, Inc.	30,839	1,250,830
CRA International, Inc.	2,291	371,600
ExlService Holdings, Inc.*	5,440	263,731
Exponent, Inc.	23,615	1,858,028
Franklin Covey Co.*	6,871	139,550
Insperity, Inc.	15,790	1,026,508
KBR, Inc.	20,773	1,097,022
Kforce, Inc.	8,544	326,381
Legalzoom.com, Inc.*	91,779	671,823
Paylocity Holding Corp.*	18,950	3,640,295
TaskUS, Inc., Class A*	9,154	127,790
TriNet Group, Inc.	14,622	1,145,341
		11,918,899
Real estate management & development: 0.6%
Compass, Inc., Class A*	101,935	786,938
eXp World Holdings, Inc.[3]	31,320	286,891
Opendoor Technologies, Inc.*,3	42,100	31,924
Real Brokerage, Inc.*	56,404	248,742
		1,354,495
Retail REITs: 0.2%
Saul Centers, Inc.	2,080	68,016
Tanger, Inc.	14,644	461,432
		529,448
Semiconductors & semiconductor equipment: 1.4%
Ambarella, Inc.*	13,717	658,279
Credo Technology Group Holding Ltd.*	4,943	212,796
MaxLinear, Inc.*	11,466	114,545
Power Integrations, Inc.	25,510	1,253,051
Silicon Laboratories, Inc.*	5,965	606,999
SiTime Corp.*	2,257	331,463
		3,177,133
Software: 16.8%
8x8, Inc.*	53,100	93,987
A10 Networks, Inc.	25,270	416,450
Agilysys, Inc.*	13,119	975,398
Alarm.com Holdings, Inc.*	32,965	1,766,924

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Alkami Technology, Inc.*	66,507	$1,775,072
Amplitude, Inc., Class A*	17,443	160,301
Appfolio, Inc., Class A*	6,245	1,289,717
Appian Corp., Class A*	12,295	381,760
Arteris, Inc.*	11,480	76,457
Asana, Inc., Class A*	36,477	588,739
AudioEye, Inc.*,3	7,650	83,002
AvePoint, Inc.*	61,559	1,006,490
BlackLine, Inc.*	36,549	1,726,209
Blend Labs, Inc., Class A*	27,331	91,559
CCC Intelligent Solutions Holdings, Inc.*	266,668	2,469,346
Cellebrite DI Ltd.*	10,561	209,002
Commvault Systems, Inc.*	1,332	222,617
CyberArk Software Ltd.*	1,906	671,217
Descartes Systems Group, Inc.*	28,273	2,979,691
Domo, Inc., Class B*,3	29,478	219,022
DoubleVerify Holdings, Inc.*	77,030	1,021,418
Dropbox, Inc., Class A*	50,298	1,436,008
Guidewire Software, Inc.*	411	84,160
InterDigital, Inc.	6,399	1,286,199
Jamf Holding Corp.*	74,753	864,892
Life360, Inc.*	1,800	77,220
Manhattan Associates, Inc.*	9,424	1,671,723
Meridianlink, Inc.*	1,053	17,806
Nutanix, Inc., Class A*	3,166	217,504
Onestream, Inc.*	36,260	775,964
Ooma, Inc.*	5,822	71,203
Pegasystems, Inc.	23,679	2,180,362
PROS Holdings, Inc.*	45,331	774,253
Rapid7, Inc.*	27,519	649,999
Red Violet, Inc.	22,644	884,475
RingCentral, Inc., Class A*	28,877	736,363
SEMrush Holdings, Inc., Class A*	14,809	152,237
Silvaco Group, Inc.*,3	1,100	5,852
SimilarWeb Ltd.*	19,967	150,551
SPS Commerce, Inc.*	22,503	3,229,406
Teradata Corp.*	21,491	462,056
Weave Communications, Inc.*	26,363	279,448
Workiva, Inc.*	37,176	2,798,238
Yext, Inc.*	40,905	278,154
Zeta Global Holdings Corp., Class A*	66,715	871,298
		38,179,749
Specialty retail: 2.1%
1-800-Flowers.com, Inc., Class A*,3	34,913	193,069
Boot Barn Holdings, Inc.*	1,188	123,956

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail—(continued)
Carvana Co.*	2,457	$600,368
Five Below, Inc.*	27,438	2,082,270
Floor & Decor Holdings, Inc., Class A*	18,844	1,346,215
Genesco, Inc.*	4,728	91,723
Leslie's, Inc.*	154,544	92,757
Upbound Group, Inc.	7,862	156,454
		4,686,812
Technology hardware, storage & peripherals: 0.2%
CPI Card Group, Inc.*	2,088	54,580
Pure Storage, Inc., Class A*	7,367	334,167
		388,747
Textiles, apparel & luxury goods: 0.1%
Figs, Inc., Class A*,3	58,863	237,218
Superior Group of Cos., Inc.	3,741	38,832
Wolverine World Wide, Inc.	1,368	17,852
		293,902
Trading companies & distributors: 1.2%
FTAI Aviation Ltd.	3,611	386,774
Global Industrial Co.	5,120	131,482
Herc Holdings, Inc.	6,935	758,966
Karat Packaging, Inc.	3,408	89,903
Transcat, Inc.*,3	18,523	1,469,430
		2,836,555
Total common stocks (cost—$229,985,411)		225,561,623

	Number of shares
Short term investments: 1.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.288%[4] (cost—$3,058,324)	3,058,324	3,058,324

Investment of cash collateral from securities loaned: 1.0%
Money market funds: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[4] (cost $2,239,229)	2,239,229	2,239,229
Total Investments (cost—$235,282,964)[5]—101.4%		230,859,176
Liabilities in excess of other assets—(1.4)%		(3,220,463)
Net Assets—100.0%		$227,638,713

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$225,561,623	$—	$0	$225,561,623
Short-term investments	—	3,058,324	—	3,058,324
Investment of cash collateral from securities loaned	—	2,239,229	—	2,239,229
Total	$225,561,623	$5,297,553	$0	$230,859,176

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at April 30, 2025.
5	Includes $13,438,245 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,239,229 and non-cash collateral of $11,697,197.

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—111.7%
Australia—3.8%
Aurizon Holdings Ltd.	1,569,031	$3,071,713
Computershare Ltd.[1]	152,472	3,984,307
Fortescue Ltd.[1]	94,243	973,312
Glencore PLC*,1	147,674	484,184
GPT Group	140,706	417,102
Insurance Australia Group Ltd.	357,305	1,876,733
Northern Star Resources Ltd.[1]	342,869	4,211,692
Qantas Airways Ltd.[1]	221,634	1,253,101
REA Group Ltd.1,[2]	4,233	672,538
Rio Tinto PLC[1]	47,705	2,842,714
Telstra Group Ltd.	10,838	31,280
Transurban Group[1]	277,279	2,498,664
Wesfarmers Ltd.[1]	32,438	1,625,022
Woodside Energy Group Ltd.1,[2]	169,753	2,212,753
Woolworths Group Ltd.[1]	45,685	922,044
		27,077,159
Austria—0.8%
ANDRITZ AG	52,409	3,766,096
Erste Group Bank AG	28,197	1,909,546
		5,675,642
Canada—2.8%
Brookfield Renewable Corp.[2]	141,914	4,038,873
Canadian Pacific Kansas City Ltd.	34,410	2,493,693
Constellation Software, Inc.	2,123	7,651,100
Fairfax Financial Holdings Ltd.	3,796	5,926,397
		20,110,063
China—3.3%
Alibaba Group Holding Ltd., ADR	24,474	2,922,930
BeiGene Ltd., ADR*	20,621	5,357,542
BOC Hong Kong Holdings Ltd.	748,500	3,105,063
KE Holdings, Inc., ADR	178,653	3,626,656
Prosus NV2	101,325	4,750,581
SITC International Holdings Co. Ltd.	480,000	1,329,102
Wharf Holdings Ltd.	196,000	492,332
Wuxi Biologics Cayman, Inc.*,[3]	726,999	2,111,516
		23,695,722
Denmark—2.8%
Carlsberg AS, Class B1	5,011	682,767
Coloplast AS, Class B	37,484	4,241,804
Danske Bank AS	9,456	331,788
Genmab AS*	29,938	6,348,012
Novo Nordisk AS, ADR	67,192	4,464,908
Novo Nordisk AS, Class B	38,649	2,584,131
Vestas Wind Systems AS	72,710	969,384
		19,622,794
Finland—1.3%
Nordea Bank Abp	387,315	5,363,906
Orion OYJ, Class B2	26,455	1,656,388

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Finland—(continued)
Wartsila OYJ Abp	130,815	$2,416,981
		9,437,275
France—9.4%
Air Liquide SA1	5,072	1,042,185
Airbus SE1	16,762	2,844,352
AXA SA1	18,299	865,468
Bouygues SA2	150,966	6,635,756
Capgemini SE1	33,992	5,426,904
Carrefour SA	199,894	3,083,107
Cie de Saint-Gobain SA	3,571	388,232
Covivio SA2	4,944	277,234
Credit Agricole SA2	77,753	1,458,381
Dassault Systemes SE	26,295	985,435
Eiffage SA	11,537	1,569,871
Engie SA1	22,635	467,828
Hermes International SCA[1]	1,018	2,799,683
Ipsen SA	2,986	347,281
Kering SA2	13,247	2,695,137
Klepierre SA1	45,817	1,677,047
Legrand SA	790	86,821
L'Oreal SA*,1	7,150	3,159,339
LVMH Moet Hennessy Louis Vuitton SE1	997	552,268
Pernod Ricard SA	49,208	5,333,924
Publicis Groupe SA1	8,586	873,600
Safran SA1	27,255	7,253,091
Societe Generale SA	9,451	492,765
Teleperformance SE2	6,374	698,941
Thales SA	17,640	4,941,358
TotalEnergies SE1	12,497	711,769
Unibail-Rodamco-Westfield*,1	4,818	407,868
Vinci SA	66,519	9,343,746
		66,419,391
Germany—8.7%
adidas AG	3,734	859,162
Allianz SE, Registered Shares[1]	21,973	9,087,521
Commerzbank AG	28,253	747,787
Continental AG	33,323	2,605,014
Daimler Truck Holding AG	16,925	679,987
Deutsche Post AG	138,795	5,930,432
Deutsche Telekom AG, Registered Shares[1]	154,503	5,549,367
E.ON SE1	15,421	269,707
Evonik Industries AG	213,234	4,791,975
Fresenius Medical Care AG1	26,599	1,353,239
GEA Group AG	14,454	942,974
Hannover Rueck SE	5,590	1,794,388
Knorr-Bremse AG	4,279	424,377
LEG Immobilien SE	26,354	2,234,007

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Mercedes-Benz Group AG	40,364	$2,413,315
Merck KGaA	33,254	4,629,625
Rational AG	1,747	1,498,986
Rheinmetall AG	2,248	3,828,461
SAP SE1	16,613	4,860,776
Talanx AG	22,883	2,626,239
Vonovia SE1	133,546	4,429,734
		61,557,073
Hong Kong—1.7%
AIA Group Ltd.[1]	699,000	5,237,545
CLP Holdings Ltd.[1]	10,000	85,266
Hong Kong Exchanges & Clearing Ltd.[1]	52,992	2,315,204
Jardine Matheson Holdings Ltd.	85,800	3,812,528
WH Group Ltd.[3]	333,189	297,940
		11,748,483
India—1.3%
HDFC Bank Ltd., ADR	66,516	4,835,048
Tata Consultancy Services Ltd.	99,024	4,042,147
		8,877,195
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk. PT	12,362,791	2,863,343

Ireland—0.1%
Kingspan Group PLC	10,477	884,096

Israel—1.9%
Bank Hapoalim BM	337,896	4,956,458
Bank Leumi Le-Israel BM	339,863	4,826,404
Israel Discount Bank Ltd., Class A	470,128	3,511,613
Mizrahi Tefahot Bank Ltd.	2,703	136,873
Wix.com Ltd.*	616	104,468
		13,535,816
Italy—6.7%
Amplifon SpA[1]	5,141	98,393
Banco BPM SpA	161,519	1,802,959
Coca-Cola HBC AG1	51,058	2,658,780
Enel SpA	957,388	8,299,571
Eni SpA	122,646	1,756,479
Ferrari NV2	10,684	4,890,930
FinecoBank Banca Fineco SpA[2]	209,813	4,198,552
Intesa Sanpaolo SpA	1,165,067	6,219,460
Moncler SpA[2]	1,736	107,148
Prysmian SpA[2]	841	46,198
Recordati Industria Chimica e Farmaceutica SpA[2]	25,228	1,488,662
Ryanair Holdings PLC, ADR	79,691	3,814,011
Snam SpA[2]	1,310,928	7,524,044

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Italy—(continued)
UniCredit SpA[1]	72,299	$4,206,418
		47,111,605
Japan—25.9%
Advantest Corp.	10,800	451,828
ANA Holdings, Inc.[1]	57,400	1,102,621
Asahi Kasei Corp.	99,900	696,177
Asics Corp.	51,500	1,106,943
Astellas Pharma, Inc.[2]	230,300	2,306,258
Bandai Namco Holdings, Inc.	53,200	1,848,834
Canon, Inc.[1]	87,100	2,687,882
Central Japan Railway Co.[1]	3,300	69,445
Daifuku Co. Ltd.[2]	57,200	1,513,195
Dai-ichi Life Holdings, Inc.	190,400	1,374,773
Daiichi Sankyo Co. Ltd.	44,900	1,148,569
Daito Trust Construction Co. Ltd.[1]	21,200	2,360,345
Denso Corp.	86,600	1,118,173
Dentsu Group, Inc.[2]	38,500	807,196
Disco Corp.	2,100	406,307
ENEOS Holdings, Inc.[1]	132,700	638,848
FANUC Corp.[2]	148,113	3,759,058
Fast Retailing Co. Ltd.[1]	11,200	3,684,181
Fuji Electric Co. Ltd.	17,400	773,721
FUJIFILM Holdings Corp.[2]	281,500	5,765,787
Fujitsu Ltd.	353,600	7,855,384
Hitachi Ltd.	267,800	6,618,814
Honda Motor Co. Ltd.	342,800	3,487,901
Hoya Corp.[1]	2,700	317,698
Hulic Co. Ltd.[1]	47,700	498,794
Inpex Corp.[1]	167,700	2,097,842
Isuzu Motors Ltd.	64,600	868,769
ITOCHU Corp.[1]	11,800	603,487
Japan Airlines Co. Ltd.[1]	51,800	938,482
Japan Tobacco, Inc.[1]	23,800	733,231
Kao Corp.[1]	26,900	1,151,899
Kawasaki Kisen Kaisha Ltd.[2]	145,400	1,994,060
KDDI Corp.[1,2]	529,300	9,381,105
Keyence Corp.[1]	14,333	5,992,506
Komatsu Ltd.	8,700	251,600
Konami Group Corp.[2]	18,500	2,642,095
Kyocera Corp.[2]	102,500	1,214,802
Lasertec Corp.[2]	28,100	2,612,466
LY Corp.[1]	576,700	2,181,091
Makita Corp.	62,900	1,839,451
MatsukiyoCocokara & Co.[1]	120,100	2,204,630
Minebea Mitsumi, Inc.[2]	247,000	3,620,038
Mitsubishi Electric Corp.	219,600	4,248,249
Mitsubishi UFJ Financial Group, Inc.	30,800	388,053
Mitsui Fudosan Co. Ltd.[1]	73,100	724,468

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
MS&AD Insurance Group Holdings, Inc.	64,000	$1,454,707
Murata Manufacturing Co. Ltd.[1]	47,900	682,410
Nexon Co. Ltd.[1,2]	28,400	445,587
NIDEC Corp.[2]	164,300	2,919,828
Nippon Building Fund, Inc.[1]	2,764	2,565,570
Nippon Telegraph & Telephone Corp.	3,414,400	3,568,992
Nippon Yusen KK1,2	55,000	1,797,010
Nitto Denko Corp.[1]	135,000	2,372,870
Obayashi Corp.	204,200	3,168,199
Ono Pharmaceutical Co. Ltd.[2]	134,400	1,547,069
Oracle Corp. Japan	7,600	913,683
ORIX Corp.[1]	10,000	200,600
Otsuka Corp.	81,900	1,816,465
Panasonic Holdings Corp.	463,200	5,311,034
Recruit Holdings Co. Ltd.[1]	100,046	5,544,074
SCREEN Holdings Co. Ltd.[2]	21,800	1,449,635
SCSK Corp.[2]	55,200	1,443,779
Secom Co. Ltd.[2]	114,500	4,210,214
Sekisui House Ltd.[2]	24,600	565,559
SoftBank Corp.	31,900	48,272
Sompo Holdings, Inc.	90,400	2,962,507
Sony Group Corp.[1]	384,200	10,136,266
Subaru Corp.	66,400	1,202,366
Sumitomo Corp.	3,900	95,224
Sumitomo Electric Industries Ltd.	19,500	313,431
Sumitomo Mitsui Financial Group, Inc.	98,600	2,352,321
Sumitomo Mitsui Trust Group, Inc.	56,200	1,390,317
Suzuki Motor Corp.[2]	535,484	6,417,057
Sysmex Corp.[1]	25,700	477,073
T&D Holdings, Inc.	61,400	1,306,506
TDK Corp.[1]	9,800	104,580
Tokio Marine Holdings, Inc.[1]	92,700	3,715,634
Tokyo Electron Ltd.	20,800	3,097,085
Toyota Industries Corp.[2]	50,000	5,863,743
Trend Micro, Inc.	25,200	1,808,115
Yokogawa Electric Corp.	86,300	1,867,545
		183,222,383
Jordan—0.2%
Hikma Pharmaceuticals PLC	39,870	1,056,537

Luxembourg—0.1%
ArcelorMittal SA2	17,936	530,398
Eurofins Scientific SE2	8,280	522,521
		1,052,919
Macau—0.2%
Galaxy Entertainment Group Ltd.	471,000	1,701,062

Netherlands—3.0%
Adyen NV*,2,3	3,578	5,789,965

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
ASM International NV2	1,545	$755,176
ASML Holding NV1	4,761	3,187,213
ASML Holding NV, NY Reg Shrs[2]	6,126	4,092,658
Heineken NV1	7,669	686,492
Koninklijke Philips NV1,2	207,302	5,261,287
NN Group NV	19,268	1,181,521
		20,954,312
Norway—1.5%
DNB Bank ASA	197,841	4,945,650
Equinor ASA[1]	26,671	603,715
Gjensidige Forsikring ASA	12,293	287,642
Norsk Hydro ASA[1]	357,339	1,895,474
Telenor ASA	213,419	3,205,549
		10,938,030
Poland—0.1%
InPost SA*	42,653	720,489

Singapore—5.2%
CapitaLand Ascendas REIT	276,200	562,801
DBS Group Holdings Ltd.	330,178	10,727,214
Grab Holdings Ltd., Class A*	19,753	96,395
Oversea-Chinese Banking Corp. Ltd.	182,000	2,252,389
Sea Ltd., ADR*,1	34,568	4,633,840
Singapore Exchange Ltd.	301,700	3,318,957
Singapore Technologies Engineering Ltd.	555,600	3,154,831
Singapore Telecommunications Ltd.	960,800	2,779,781
United Overseas Bank Ltd.	362,998	9,640,804
		37,167,012
South Africa—0.1%
Anglo American PLC	37,168	1,014,626

Spain—3.6%
ACS Actividades de Construccion y Servicios SA	28,607	1,792,366
Banco Bilbao Vizcaya Argentaria SA	309,046	4,241,359
Banco Santander SA1,2	1,581,668	11,136,304
CaixaBank SA	92,132	706,119
Endesa SA1	92,760	2,785,822
Iberdrola SA1	128,959	2,324,596
Industria de Diseno Textil SA1	40,851	2,196,762
		25,183,328
Sweden—2.6%
AddTech AB, Class B2	6,448	216,926
Alfa Laval AB2	41,424	1,718,095
Assa Abloy AB, Class B	156,024	4,735,949
Atlas Copco AB, Class A2	175,905	2,722,780
Epiroc AB, Class A2	2,118	45,822
Hexagon AB, Class B1,2	112,835	1,098,174
Sagax AB, Class B1,2	48,442	1,101,052

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—(continued)
Skanska AB, Class B	99,501	$2,312,068
Telefonaktiebolaget LM Ericsson, Class B1	123,781	1,045,625
Volvo AB, Class B	134,721	3,662,191
		18,658,682
Switzerland—2.3%
ABB Ltd., Registered Shares	83,945	4,433,198
Chocoladefabriken Lindt & Spruengli AG1	4	566,570
Cie Financiere Richemont SA, Class A1	9,389	1,659,085
Givaudan SA1	100	482,436
Lonza Group AG, Registered Shares[2]	950	682,584
Schindler Holding AG	1,173	429,019
SGS SA, Registered Shares[1]	11,715	1,144,101
Sika AG, Registered Shares[1]	7,132	1,782,340
Temenos AG, Registered Shares[2]	39,098	2,800,604
Zurich Insurance Group AG1	2,961	2,100,150
		16,080,087
Taiwan—0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,863	3,811,033

United Kingdom—12.6%
Admiral Group PLC	9,261	402,784
Associated British Foods PLC	288,910	7,963,847
AstraZeneca PLC	41,602	5,960,185
BAE Systems PLC	114,563	2,655,873
British American Tobacco PLC[1]	170,732	7,436,804
Centrica PLC	1,813,458	3,882,671
CK Hutchison Holdings Ltd.	859,000	4,843,968
Compass Group PLC[1]	66,489	2,241,665
DCC PLC	10,695	699,002
Halma PLC[1]	44,626	1,647,218
HSBC Holdings PLC	440,429	4,909,629
Imperial Brands PLC[1]	124,375	5,103,486
InterContinental Hotels Group PLC	12,869	1,373,250
Kingfisher PLC	846,945	3,255,229
Land Securities Group PLC[2]	202,318	1,603,227
Lloyds Banking Group PLC	9,887,923	9,714,663
Marks & Spencer Group PLC[1]	684,854	3,558,874
Next PLC[1]	4,201	693,066
RELX PLC[1]	46,979	2,563,886
Rolls-Royce Holdings PLC[1]	164,376	1,663,891
SSE PLC[2]	359,041	8,094,964
Unilever PLC[1]	4,896	311,728
United Utilities Group PLC[1]	99,825	1,500,805
Vodafone Group PLC	2,154,945	2,117,665
WPP PLC[2]	618,158	4,792,304
		88,990,684

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—8.8%
Atlassian Corp., Class A*	16,643	$3,799,763
BP PLC	726,692	3,355,421
Experian PLC[1]	22,850	1,136,811
GSK PLC[1]	394,825	7,810,703
Nestle SA, Registered Shares[1,2]	93,769	9,980,527
Novartis AG, Registered Shares	75,357	8,595,009
Roche Holding AG1	19,366	6,332,418
Sanofi SA	56,884	6,222,645
Shell PLC[1]	203,013	6,551,584
Spotify Technology SA*,1	1,078	661,870
Swiss Re AG	5,232	939,166
Waste Connections, Inc.	34,542	6,826,536
		62,212,453
Total common stocks (cost—$639,219,086)		791,379,294

Preferred stocks—0.2%
Germany—0.2%
Sartorius AG	3,119	809,676
Volkswagen AG	5,351	582,244
Total preferred stocks (cost—$1,404,352)		1,391,920

Number of warrants
Warrant: 0.0%†
Canada: 0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost $0)	2,948	0

	Number of shares
Short-term investments: 0.9%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 4.288%[6] (cost $6,037,648)	6,037,648	6,037,648

Investment of cash collateral from securities loaned—11.5%
Money market funds—11.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[6] (cost $81,786,176)	81,786,176	81,786,176
Total investments before investments sold short (Cost—$728,447,262)—124.3		880,595,038

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short: (13.7)%
Common stocks—(13.4)%
Australia—(1.1)%
ANZ Group Holdings Ltd.	(12,685)	$(242,566)
APA Group	(1,784)	(9,387)
Aristocrat Leisure Ltd.	(86,906)	(3,711,673)
BlueScope Steel Ltd.	(107,375)	(1,644,605)
Pro Medicus Ltd.	(2,795)	(409,832)
Washington H Soul Pattinson & Co. Ltd.	(50,598)	(1,204,363)
Westpac Banking Corp.	(18,429)	(386,735)
		(7,609,161)
Belgium—(0.4)%
D'ieteren Group	(3,757)	(750,276)
Sofina SA	(2,382)	(665,512)
Syensqo SA	(14,397)	(1,029,857)
UCB SA	(1,659)	(304,160)
		(2,749,805)
China—(0.0)%†
Wilmar International Ltd.	(65,000)	(152,456)

Denmark—(0.7)%
Coloplast AS, Class B	(2,315)	(261,973)
DSV AS	(16,147)	(3,422,513)
Zealand Pharma AS	(22,672)	(1,603,502)
		(5,287,988)
Finland—(0.1)%
Fortum OYJ	(11,044)	(185,170)
Neste OYJ	(36,153)	(375,027)
		(560,197)
France—(0.3)%
Bollore SE	(80,373)	(497,141)
Kering SA	(1,934)	(393,477)
Sodexo SA	(16,344)	(1,037,465)
		(1,928,083)
Germany—(0.1)%
BASF SE	(6,119)	(312,494)
Deutsche Lufthansa AG	(59,479)	(427,395)
		(739,889)
Hong Kong—(1.1)%
CK Asset Holdings Ltd.	(598,000)	(2,443,047)
CK Infrastructure Holdings Ltd.	(106,500)	(717,773)

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(continued)
Henderson Land Development Co. Ltd.	(24,000)	$(68,062)
Hongkong Land Holdings Ltd.	(389,400)	(1,905,724)
Prudential PLC	(12,318)	(130,974)
Sino Land Co. Ltd.	(1,565,136)	(1,608,490)
Swire Pacific Ltd., Class A	(85,500)	(739,375)
		(7,613,445)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(1,006,851)

Italy—(0.2)%
Davide Campari-Milano NV	(36,419)	(244,380)
Snam SpA	(1)	(6)
Telecom Italia SpA	(2,131,169)	(844,016)
		(1,088,402)
Japan—(4.1)%
Aeon Co. Ltd.	(47,700)	(1,410,545)
East Japan Railway Co.	(10,000)	(216,769)
FUJIFILM Holdings Corp.	(94,300)	(1,931,488)
Hankyu Hanshin Holdings, Inc.	(5,300)	(151,168)
Hikari Tsushin, Inc.	(6,200)	(1,719,741)
Japan Exchange Group, Inc.	(59,400)	(660,870)
JFE Holdings, Inc.	(148,100)	(1,724,775)
Kyocera Corp.	(243,300)	(2,883,525)
MEIJI Holdings Co. Ltd.	(30,300)	(744,981)
Nippon Steel Corp.	(71,300)	(1,500,702)
Nissan Motor Co. Ltd.	(794,400)	(1,891,171)
Nissin Foods Holdings Co. Ltd.	(2,500)	(55,122)
Nitori Holdings Co. Ltd.	(17,300)	(2,058,436)
Olympus Corp.	(109,500)	(1,434,778)
Omron Corp.	(23,700)	(703,533)
Resona Holdings, Inc.	(50,400)	(404,298)
Ricoh Co. Ltd.	(32,900)	(346,046)
Shiseido Co. Ltd.	(26,300)	(432,404)
SMC Corp.	(11,300)	(3,657,142)
SoftBank Group Corp.	(7,300)	(369,158)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,087,164)
Tokyo Gas Co. Ltd.	(16,600)	(551,498)
Toyota Industries Corp.	(8,600)	(1,008,564)
Yakult Honsha Co. Ltd.	(76,500)	(1,571,465)
Yaskawa Electric Corp.	(24,800)	(522,518)
		(29,037,861)
Netherlands—(0.4)%
Akzo Nobel NV	(17,200)	(1,085,914)
Randstad NV	(35,022)	(1,405,773)
Wolters Kluwer NV	(1,727)	(304,917)
		(2,796,604)

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Investments sold short—(continued)
Common stocks—(continued)
New Zealand—(0.1)%
Auckland International Airport Ltd.	(76,822)	$(343,207)
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(638,193)
Xero Ltd.	(457)	(48,128)
		(1,029,528)
Norway—(0.0)%†
Salmar ASA	(835)	(41,262)

Portugal—(0.1)%
Galp Energia SGPS SA	(10,494)	(162,592)
Jeronimo Martins SGPS SA	(17,108)	(414,054)
		(576,646)
Singapore—(0.3)%
Keppel Ltd.	(374,000)	(1,880,360)

Spain—(0.0)%†
EDP Renovaveis SA	(3,195)	(29,920)

Sweden—(0.9)%
EQT AB	(53,845)	(1,555,987)
H & M Hennes & Mauritz AB, Class B	(25,590)	(370,814)
Investor AB, Class B	(114,926)	(3,405,080)
Nibe Industrier AB, Class B	(328,848)	(1,402,340)
		(6,734,221)
Switzerland—(0.9)%
Avolta AG	(7,434)	(338,751)
Galderma Group AG	(15,580)	(1,809,548)
SIG Group AG	(36,482)	(703,736)
Swatch Group AG	(10,103)	(1,753,297)
Swiss Life Holding AG, Registered Shares	(2,051)	(2,047,841)
		(6,653,173)
United Kingdom—(2.0)%
Ashtead Group PLC	(2,656)	(142,182)
Barratt Redrow PLC	(130,411)	(813,007)

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value

Investments sold short—(continued)
Common stocks—(continued)
United Kingdom—(continued)
Croda International PLC	(14,183)	$(559,856)
Entain PLC	(101,311)	(866,099)
JD Sports Fashion PLC	(426,621)	(449,149)
Kingfisher PLC	(145,974)	(561,050)
Melrose Industries PLC	(196,187)	(1,140,497)
Pearson PLC	(209,229)	(3,354,199)
Rentokil Initial PLC	(271,431)	(1,243,505)
Schroders PLC	(181,528)	(799,845)
Segro PLC	(52,746)	(479,812)
Severn Trent PLC	(44,994)	(1,673,653)
Smith & Nephew PLC	(81,042)	(1,140,470)
WPP PLC	(99,092)	(768,216)
		(13,991,540)
United States—(0.5)%
Haleon PLC	(272,140)	(1,369,373)
Stellantis NV	(1,711)	(15,921)
Tenaris SA	(126,232)	(2,104,911)
		(3,490,205)
Total common stocks (cost—$(93,667,144))		(94,997,597)

Preferred stocks: (0.3)%
Porsche Automobil Holding SE (cost$ (1,684,981))	(43,391)	(1,789,048)

Rights: (0.0)%†
EDP Renovaveis SA (cost$ (306))	(3,195)	(326)
Total investments sold short (proceeds—$(95,352,431))		(96,786,971)
Total investments (cost $633,094,831)[7]—110.6%		783,808,067
Liabilities in excess of other assets—(10.6)%		(75,301,311)
Net assets—100.0%		$708,506,756

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$69,157,721	$722,221,573	$—	$791,379,294
Preferred stocks	—	1,391,920	—	1,391,920
Warrant	—	—	0	0
Short-term investments	—	6,037,648	—	6,037,648
Investment of cash collateral from securities loaned	—	81,786,176	—	81,786,176
Total	$69,157,721	$811,437,317	$0	$880,595,038

Liabilities
Investments sold short
Common stocks	$—	$(94,997,597)	$—	$(94,997,597)
Preferred stocks	—	(1,789,048)	—	(1,789,048)
Rights	(326)	—	—	(326)
Total	$(326)	$(96,786,645)	$—	$(96,786,971)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,199,421, represented 1.2% of the Portfolio’s net assets at period end.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Rate shown reflects yield at April 30, 2025.
7	Includes $95,742,946 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $81,786,176 and non-cash collateral of $19,180,462.

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.7%
Argentina—0.1%
Grupo Financiero Galicia SA, ADR*	4,335	$261,834
YPF SA, ADR*	5,036	150,073
		411,907
Brazil—11.1%
Ambev SA	688,000	1,766,325
Atacadao SA	645,500	972,490
B3 SA - Brasil Bolsa Balcao	1,487,700	3,536,307
Banco Bradesco SA, ADR	2,102,854	5,173,021
Banco Bradesco SA	398,420	858,599
Banco BTG Pactual SA	258,900	1,738,576
Embraer SA, ADR*	13,386	614,953
Itau Unibanco Holding SA, ADR	646,165	4,077,301
Localiza Rent a Car SA	293,000	2,217,964
Lojas Renner SA	386,540	995,101
MercadoLibre, Inc.*	2,494	5,813,140
NU Holdings Ltd., Class A*	152,262	1,892,617
Petroleo Brasileiro SA, ADR	362,697	4,094,849
PRIO SA*	431,100	2,560,704
Raia Drogasil SA	768,644	2,687,135
Sendas Distribuidora SA	717,900	1,162,525
Vale SA	299,100	2,785,904
WEG SA	329,500	2,591,805
		45,539,316
Chile—0.2%
Sociedad Quimica y Minera de Chile SA, ADR	25,148	860,062

China—29.6%
Alibaba Group Holding Ltd.	646,839	9,657,323
Alibaba Group Holding Ltd., ADR	18,909	2,258,302
ANTA Sports Products Ltd.	185,200	2,188,289
Beijing New Building Materials PLC, Class A	628,400	2,422,741
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,004,550	1,541,201
Budweiser Brewing Co. APAC Ltd.[1]	2,334,400	2,466,591
BYD Co. Ltd., Class H	14,000	664,947
BYD Co. Ltd., Class A	77,500	3,771,812
Chagee Holdings Ltd., ADR*,2	21,798	730,015
China International Capital Corp. Ltd., Class H1	1,049,783	1,805,823
China Jushi Co. Ltd., Class A	1,379,156	2,225,903
China Overseas Land & Investment Ltd.	2,225,887	3,949,056
China Resources Land Ltd.	307,549	1,034,782
Contemporary Amperex Technology Co. Ltd., Class A	134,120	4,288,300
Country Garden Services Holdings Co. Ltd.	1,456,152	1,300,024

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
Fuyao Glass Industry Group Co. Ltd., Class A	324,800	$2,598,597
Gree Electric Appliances, Inc. of Zhuhai, Class A	618,200	3,879,078
Haidilao International Holding Ltd.[1]	227,000	511,103
Hengli Petrochemical Co. Ltd., Class A	1,206,030	2,538,503
Huaming Power Equipment Co. Ltd., Class A	418,367	863,547
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	2,854,442
Kuaishou Technology*,1	580,707	3,832,835
Li Auto, Inc., ADR*,2	70,951	1,730,495
Li Auto, Inc., Class A*	123,351	1,502,991
Li Ning Co. Ltd.	874,500	1,648,728
Longfor Group Holdings Ltd.[1]	2,289,000	3,061,702
Meituan, Class B*,1	410,500	6,796,828
NARI Technology Co. Ltd., Class A	390,800	1,192,373
NetEase, Inc.	294,084	6,321,733
PICC Property & Casualty Co. Ltd., Class H	1,010,000	1,859,854
Ping An Insurance Group Co. of China Ltd., Class A	582,000	4,066,748
SITC International Holdings Co. Ltd.	508,132	1,406,999
Tencent Holdings Ltd.	333,211	20,409,488
Tongwei Co. Ltd., Class A	666,899	1,498,096
Trip.com Group Ltd., ADR	42,702	2,518,991
Trip.com Group Ltd.	73,550	4,430,710
Xiaomi Corp., Class B*,1	266,800	1,708,107
Yum China Holdings, Inc.	25,199	1,091,369
Yum China Holdings, Inc.	23,700	1,107,204
Zijin Mining Group Co. Ltd., Class H	872,000	1,905,043
		121,640,673
Congo—0.6%
Ivanhoe Mines Ltd., Class A*,2	254,656	2,260,982

Ghana—0.0%†
Kosmos Energy Ltd.*,2	112,699	173,556

Greece—1.2%
Eurobank Ergasias Services & Holdings SA	791,940	2,247,546
Piraeus Financial Holdings SA	448,140	2,516,767
		4,764,313
Hong Kong—1.7%
AIA Group Ltd.	432,800	3,242,932
Melco Resorts & Entertainment Ltd., ADR*	255,546	1,316,062
Sino Biopharmaceutical Ltd.	2,556,144	1,283,693
WH Group Ltd.[1]	1,430,035	1,278,748
		7,121,435

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hungary—0.4%
OTP Bank Nyrt	24,853	$1,835,842

India—14.6%
Asian Paints Ltd.	35,389	1,016,356
Bharat Electronics Ltd.	848,686	3,156,709
Bharti Airtel Ltd.	127,766	2,818,292
Britannia Industries Ltd.	32,915	2,119,034
DLF Ltd.	193,358	1,542,298
Eternal Ltd.*	615,803	1,685,443
GMR Airports Ltd.*	1,053,798	1,086,358
HDFC Bank Ltd.	282,864	6,424,958
HDFC Bank Ltd., ADR	43,979	3,196,834
Hindalco Industries Ltd.	156,978	1,160,218
ICICI Bank Ltd.	349,313	5,871,698
Indian Oil Corp. Ltd.	915,119	1,491,984
Infosys Ltd.	88,712	1,568,245
InterGlobe Aviation Ltd.*,1	65,597	4,087,435
Kotak Mahindra Bank Ltd.	133,224	3,481,917
Macrotech Developers Ltd.[1]	263,726	4,149,471
MakeMyTrip Ltd.*	18,411	1,929,841
Marico Ltd.	296,108	2,489,489
Oberoi Realty Ltd.	65,159	1,264,910
Pidilite Industries Ltd.	56,648	2,036,498
Polycab India Ltd.	31,838	2,077,585
SBI Life Insurance Co. Ltd.[1]	60,359	1,262,353
Supreme Industries Ltd.	34,109	1,428,705
Tata Consultancy Services Ltd.	69,548	2,838,941
		60,185,572
Indonesia—2.1%
Bank Central Asia Tbk. PT	7,714,900	4,101,937
Bank Mandiri Persero Tbk. PT	8,765,492	2,588,515
Bank Rakyat Indonesia Persero Tbk. PT	9,295,576	2,152,946
		8,843,398
Luxembourg—0.7%
Zabka Group SA*,2	469,373	2,678,914

Macau—1.0%
Galaxy Entertainment Group Ltd.	491,000	1,773,294
Sands China Ltd.*	1,201,600	2,152,004
		3,925,298
Mexico—2.3%
BBB Foods, Inc., Class A*	45,188	1,380,945
Grupo Financiero Banorte SAB de CV, Class O	462,700	3,976,146
Wal-Mart de Mexico SAB de CV	1,347,500	4,270,525
		9,627,616
Peru—1.2%
Credicorp Ltd.	25,096	5,074,160

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Poland—0.7%
LPP SA	295	$1,207,362
Powszechna Kasa Oszczednosci Bank Polski SA	86,322	1,659,620
		2,866,982
Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia—0.4%
Saudi Arabian Oil Co.[1]	259,812	1,756,588

Singapore—1.3%
Grab Holdings Ltd., Class A*	538,290	2,626,855
Sea Ltd., ADR*	18,921	2,536,360
		5,163,215
South Africa—5.9%
Absa Group Ltd.[2]	272,035	2,510,590
Capitec Bank Holdings Ltd.	22,878	4,246,298
Clicks Group Ltd.	98,986	2,108,450
FirstRand Ltd.	567,906	2,223,546
Gold Fields Ltd., ADR	109,906	2,477,281
Impala Platinum Holdings Ltd.*	208,484	1,239,881
MTN Group Ltd.[2]	999,805	6,617,024
Naspers Ltd., Class N	6,662	1,751,721
Standard Bank Group Ltd.[2]	97,078	1,212,325
		24,387,116
South Korea—8.2%
DB Insurance Co. Ltd.	16,781	1,081,121
Hana Financial Group, Inc.	56,754	2,573,800
Hyundai Mobis Co. Ltd.	15,311	2,874,006
KB Financial Group, Inc.	56,046	3,542,034
NAVER Corp.	9,124	1,283,798
Samsung Biologics Co. Ltd.*,1	5,392	3,990,449
Samsung Electro-Mechanics Co. Ltd.	24,176	1,994,611
Samsung Electronics Co. Ltd.	262,243	10,232,075
SK Hynix, Inc.	44,465	5,548,035
WONIK IPS Co. Ltd.	46,203	735,995
		33,855,924
Taiwan—10.6%
Advantech Co. Ltd.	140,000	1,466,663
ASPEED Technology, Inc.	14,000	1,317,069
Chailease Holding Co. Ltd.	418,445	1,505,605
Delta Electronics, Inc.	167,000	1,749,859
MediaTek, Inc.	167,469	7,116,271
Realtek Semiconductor Corp.	43,000	706,880
Sinbon Electronics Co. Ltd.	201,000	1,400,419
Taiwan Semiconductor Manufacturing Co. Ltd.	588,475	16,674,175

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Taiwan—(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,455	$6,243,374
Voltronic Power Technology Corp.	34,000	1,594,302
Yageo Corp.	227,753	3,265,565
Zhen Ding Technology Holding Ltd.	221,931	679,866
		43,720,048
Thailand—1.3%
CP ALL PCL	25,600	39,418
Kasikornbank PCL	598,300	2,857,172
SCB X PCL	733,100	2,612,242
		5,508,832
United Arab Emirates—0.6%
Aldar Properties PJSC	1,135,958	2,558,125

United Kingdom—0.4%
Anglogold Ashanti PLC	34,402	1,450,388

United States—1.0%
Las Vegas Sands Corp.	113,127	4,148,367

Vietnam—0.7%
Hoa Phat Group JSC*	1,608,988	1,579,181
Masan Group Corp.*	281,200	678,186
Vincom Retail JSC*	515,220	470,439
		2,727,806
Zambia—0.8%
First Quantum Minerals Ltd.*	234,310	3,146,002
Total common stocks (cost—$379,895,641)		406,232,437

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Preferred stocks—0.5%
Brazil—0.5%
Itau Unibanco Holding SA (cost $1,680,500)	294,250	$1,844,782

	Number of shares
Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.288%[5] (cost $4,588,036)	4,588,036	4,588,036

Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[5] (cost $2,018,212)	2,018,212	2,018,212
Total investments (cost $388,182,389)[6]—100.8%		414,683,467
Liabilities in excess of other assets—(0.8)%		(3,204,914)
Net assets—100.0%		$411,478,553

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$111,580,210	$294,652,227	$0	$406,232,437
Preferred stocks	1,844,782	—	—	1,844,782
Short-term investments	—	4,588,036	—	4,588,036
Investment of cash collateral from securities loaned	—	2,018,212	—	2,018,212
Total	$113,424,992	$301,258,475	$0	$414,683,467

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2025 (unaudited)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $36,708,033, represented 8.9% of the Portfolio’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rate shown reflects yield at April 30, 2025.
6	Includes $7,651,998 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,018,212 and non-cash collateral of $6,257,376.

PACE Global Real Estate Securities Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.5%
Australia—7.8%
Charter Hall Group	57,246	$618,940
Goodman Group[1]	105,325	2,016,325
National Storage REIT[1]	380,015	558,779
Scentre Group[1]	422,201	978,132
		4,172,176
Belgium—1.9%
Shurgard Self Storage Ltd.	25,145	1,043,293

Canada—1.7%
Canadian Apartment Properties REIT	29,263	893,640

France—1.2%
Unibail-Rodamco-Westfield*	7,388	625,431

Germany—2.5%
Vonovia SE	39,630	1,314,531

Hong Kong—2.1%
Link REIT	242,500	1,135,350

Japan—5.8%
Japan Metropolitan Fund Invest	1,006	670,277
KDX Realty Investment Corp.[1]	484	504,022
Mitsui Fudosan Co. Ltd.[1]	165,600	1,641,203
Star Asia Investment Corp.	823	315,381
		3,130,883
Singapore—0.7%
Parkway Life Real Estate Investment Trust	118,300	383,227

Spain—2.0%
Cellnex Telecom SA*,1,2	26,618	1,077,213

United Kingdom—7.6%
Big Yellow Group PLC	62,846	846,088
Derwent London PLC	23,379	606,423
Grainger PLC	294,013	843,508
Segro PLC[1]	95,232	866,293
Shaftesbury Capital PLC	344,562	625,891
UNITE Group PLC	23,095	265,339
		4,053,542
United Republic Of Tanzania—1.1%
Helios Towers PLC*	415,888	598,321

United States—64.1%
American Homes 4 Rent, Class A	34,710	1,297,807
American Tower Corp.	3,584	807,869
Americold Realty Trust, Inc.	37,553	726,275
BXP, Inc.	15,368	979,403
Digital Realty Trust, Inc.	12,826	2,059,086
DigitalBridge Group, Inc.	17,158	144,127

PACE Global Real Estate Securities Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Douglas Emmett, Inc.	24,906	$344,450
Equinix, Inc.	3,457	2,975,613
Equity LifeStyle Properties, Inc.	20,180	1,307,260
Essex Property Trust, Inc.	5,392	1,505,177
Extra Space Storage, Inc.	11,708	1,715,456
Federal Realty Investment Trust	13,126	1,234,107
Healthcare Realty Trust, Inc.[1]	59,761	928,088
Highwoods Properties, Inc.	33,281	946,512
Kimco Realty Corp.	68,314	1,364,914
Lamar Advertising Co., Class A1	6,978	794,166
Mid-America Apartment Communities, Inc.	9,260	1,478,359
NNN REIT, Inc.	24,945	1,025,489
Prologis, Inc.	39,185	4,004,707
Rexford Industrial Realty, Inc.	33,034	1,093,425
Ryman Hospitality Properties, Inc.	7,535	662,703
SBA Communications Corp.	3,422	832,915
Simon Property Group, Inc.	10,246	1,612,516
Sun Communities, Inc.	10,019	1,246,664
Sunstone Hotel Investors, Inc.	41,756	348,245
Ventas, Inc.	27,404	1,920,472
Weyerhaeuser Co.	39,027	1,011,190
		34,366,995
Total common stocks (cost—$55,466,801)		52,794,602

	Number of shares
Short-term investments: 2.1%
Investment companies: 2.1%
State Street Institutional U.S. Government Money Market Fund, 4.288%[3] (cost $1,141,397)	1,141,397	1,141,397

Investment of cash collateral from securities loaned—8.5%
Money market funds—8.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[3] (cost $4,572,480)	4,572,480	4,572,480
Total investments (cost $61,180,678)[4]—109.1%		58,508,479
Liabilities in excess of other assets—(9.1)%		(4,884,368)
Net assets—100.0%		$53,624,111

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Real Estate Securities Investments
Portfolio of investments – April 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$35,260,635	$17,533,967	$—	$52,794,602
Short-term investments	—	1,141,397	—	1,141,397
Investment of cash collateral from securities loaned	—	4,572,480	—	4,572,480
Total	$35,260,635	$23,247,844	$—	$58,508,479

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,077,213, represented 2.0% of the Portfolio’s net assets at period end.
3	Rate shown reflects yield at April 30, 2025.
4	Includes $7,450,029 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,572,480 and non-cash collateral of $3,226,414.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—28.2%
Australia—0.1%
Cochlear Ltd.	14	$2,452
Coles Group Ltd.	112	1,521
Goodman Group	2,065	39,532
Pro Medicus Ltd.	7	1,026
REA Group Ltd.	61	9,692
Rio Tinto Ltd.	1,014	75,865
Rio Tinto PLC	391	23,299
Westpac Banking Corp.	225	4,722
		158,109
Austria—0.0%†
ANDRITZ AG	307	22,061
Erste Group Bank AG	24	1,625
OMV AG	213	11,013
Raiffeisen Bank International AG	401	10,711
		45,410
Belgium—0.0%†
Ackermans & van Haaren NV	82	20,056
Elia Group SA	226	24,503
Groupe Bruxelles Lambert NV	20	1,650
KBC Group NV	18	1,660
		47,869
Bermuda—0.0%†
Hamilton Insurance Group Ltd., Class B*,1	1,528	28,268
Teekay Corp. Ltd.	704	5,076
		33,344
Brazil—0.0%†
Cosan SA	823	1,127

Canada—6.5%
ADENTRA, Inc.	14,820	290,358
Advantage Energy Ltd.*,1	103,950	738,191
Agnico Eagle Mines Ltd.[1]	2,600	305,708
AtkinsRealis Group, Inc.[1]	5,790	286,728
Bank of Nova Scotia	82	4,103
Black Diamond Group Ltd.	162,920	961,968
Boralex, Inc., Class A	63	1,399
Brookfield Business Partners LP1	52,390	1,158,343
Brookfield Infrastructure Partners LP1	11,540	346,315
CAE, Inc.*	1,240	31,022
CAE, Inc.*,1	14,960	374,299
Canadian Natural Resources Ltd.[1]	16,220	465,352
Canadian Tire Corp. Ltd., Class A	2,214	242,310
Chartwell Retirement Residences[1]	179,418	2,252,811
Computer Modelling Group Ltd.	30,620	176,577
dentalcorp Holdings Ltd.[1]	71,130	433,921
Descartes Systems Group, Inc.*,1	2,960	311,954
Dollarama, Inc.	469	57,868
DREAM Unlimited Corp., Class A1	25,460	351,077

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Dye & Durham Ltd.	17,240	$111,799
Empire Co. Ltd., Class A	2,214	82,226
Enerflex Ltd.[1]	78,270	512,110
European Residential Real Estate Investment Trust	1,184,543	2,199,645
Fairfax Financial Holdings Ltd.[1]	793	1,235,494
Gildan Activewear, Inc.	27	1,244
Headwater Exploration, Inc.[1]	50,890	206,720
Hydro One Ltd.[2]	317	12,196
IGM Financial, Inc.	988	31,397
Kelt Exploration Ltd.*,1	60,430	245,034
Kinross Gold Corp.	15,575	229,908
MAG Silver Corp.[1]	7,510	116,856
NorthWest Healthcare Properties Real Estate Investment Trust[1]	173,960	620,835
Open Text Corp.	2,293	62,074
Parkland Corp.	521	13,125
Pason Systems, Inc.[1]	30,100	239,735
Pembina Pipeline Corp.[1]	12,660	483,612
Power Corp. of Canada	1,759	66,578
Premium Brands Holdings Corp.[1]	15,990	909,224
RB Global, Inc.[1]	8,800	886,160
Royal Bank of Canada	145	17,404
Russel Metals, Inc.[1]	8,700	252,430
Shopify, Inc., Class A*	77	7,324
Sylogist Ltd.	20,950	129,323
Teck Resources Ltd., Class B1	10,530	357,915
TECSYS, Inc.	8,760	269,294
Teekay Tankers Ltd., Class A	119	5,066
Telesat Corp.*,1	5,360	83,514
TELUS Corp.	88	1,355
West Fraser Timber Co. Ltd.	121	8,959
WSP Global, Inc.	258	45,731
		18,234,591
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	439	4,601

China—0.1%
BOC Hong Kong Holdings Ltd.	47,000	194,974
Tencent Holdings Ltd.	1,079	66,090
Yangzijiang Shipbuilding Holdings Ltd.*	80,000	137,037
		398,101
Denmark—0.2%
AP Moller - Maersk AS, Class B	12	20,662
AP Moller - Maersk AS, Class A	67	114,507
Bavarian Nordic AS*	821	19,520
Danske Bank AS	500	17,544
DSV AS	157	33,278
Jyske Bank AS, Registered Shares	45	3,691

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Denmark—(continued)
Netcompany Group AS*,2	262	$11,828
NKT AS*	58	4,722
Novo Nordisk AS, Class B	647	43,259
Rockwool AS, Class B	3,837	175,160
		444,171
Faeroe Islands—0.0%†
Bakkafrost P	159	8,018

Finland—0.2%
Fortum OYJ	909	15,241
Hiab OYJ, Class B	434	20,651
Kemira OYJ	866	17,869
Konecranes OYJ	305	20,434
Nokia OYJ	28,624	143,096
Wartsila OYJ Abp	12,402	229,144
		446,435
France—0.2%
Arkema SA	17	1,292
AXA SA	294	13,905
Carrefour SA	10,266	158,340
Cie Generale des Etablissements Michelin SCA	532	19,453
Dassault Aviation SA	60	21,634
Eiffage SA	113	15,376
Engie SA	10,618	219,456
Gaztransport Et Technigaz SA	77	12,551
Hermes International SCA	9	24,752
Ipsen SA	171	19,888
La Francaise des Jeux SACA[2]	13	463
LVMH Moet Hennessy Louis Vuitton SE	18	9,971
Rubis SCA	1,480	48,175
SCOR SE	458	14,431
Sodexo SA	57	3,618
Sopra Steria Group	47	9,637
Technip Energies NV	338	11,534
Teleperformance SE	29	3,180
TotalEnergies SE	99	5,639
Valeo SE	1,358	13,487
Veolia Environnement SA	46	1,680
		628,462
Georgia—0.0%†
TBC Bank Group PLC	264	16,696

Germany—0.6%
adidas AG	90	20,708
Aurubis AG	202	17,636
Bayer AG, Registered Shares	127	3,328
Bayerische Motoren Werke AG	2,900	245,971
Bechtle AG	469	20,009

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Continental AG	213	$16,651
Deutsche Bank AG, Registered Shares	9,599	251,689
Deutsche Boerse AG	7	2,255
Deutsche Post AG	112	4,785
E.ON SE	1,786	31,236
Freenet AG	417	17,340
Fresenius Medical Care AG	379	19,282
GEA Group AG	237	15,462
Mercedes-Benz Group AG	305	18,236
Rheinmetall AG	38	64,716
RWE AG	6,090	236,500
SAP SE	93	27,211
Siemens AG, Registered Shares	2,371	545,950
Talanx AG	125	14,346
thyssenkrupp AG	935	10,723
		1,584,034
Hong Kong—0.0%†
AIA Group Ltd.	715	5,358
Prudential PLC	1,532	16,289
Swire Pacific Ltd., Class A	2,500	21,619
WH Group Ltd.[2]	76,500	68,407
		111,673
Ireland—0.2%
Accenture PLC, Class A	60	17,949
AerCap Holdings NV	3,620	383,720
AIB Group PLC	1,562	10,498
Ardmore Shipping Corp.	479	4,570
Bank of Ireland Group PLC	774	9,088
Kingspan Group PLC	419	35,357
		461,182
Israel—0.0%†
Plus500 Ltd.	477	19,553
Sapiens International Corp. NV	178	4,876
		24,429
Italy—0.1%
Azimut Holding SpA	724	20,119
Banca Monte dei Paschi di Siena SpA	1,692	14,309
Brunello Cucinelli SpA	13	1,468
Enel SpA	510	4,421
Generali	483	17,653
Hera SpA	4,180	19,789
Prysmian SpA	679	37,299
Telecom Italia SpA*	27,838	11,025
Terna - Rete Elettrica Nazionale	2,068	20,564
UniCredit SpA	88	5,120
Webuild SpA	8,484	30,780
		182,547

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—0.8%
Bank of Nagoya Ltd.	1,400	$73,711
Capcom Co. Ltd.	58	1,679
Daiichi Sankyo Co. Ltd.	843	21,564
Daikin Industries Ltd.	12	1,367
Disco Corp.	4	774
ENEOS Holdings, Inc.	50,300	242,156
FANUC Corp.	4,645	117,888
Fast Retailing Co. Ltd.	125	41,118
Furukawa Electric Co. Ltd.	600	18,949
Idemitsu Kosan Co. Ltd.	26,700	165,460
IHI Corp.	1,730	135,515
ITOCHU Corp.	76	3,887
Itochu Enex Co. Ltd.	1,250	13,491
Kansai Electric Power Co., Inc.	700	8,624
KDDI Corp.	206	3,651
Mitsubishi Chemical Group Corp.	6,500	31,600
Mitsubishi Electric Corp.	17,921	346,689
MIXI, Inc.	1,200	26,664
MS&AD Insurance Group Holdings, Inc.	10,559	240,004
Nintendo Co. Ltd.	317	26,317
Niterra Co. Ltd.	44	1,370
Osaka Gas Co. Ltd.	6,800	172,435
Panasonic Holdings Corp.	139	1,594
Recruit Holdings Co. Ltd.	551	30,534
Shizuoka Financial Group, Inc.	6,500	72,231
Sompo Holdings, Inc.	49	1,606
Sony Group Corp.	2,989	78,858
Sumitomo Corp.	5,800	141,615
Sumitomo Mitsui Financial Group, Inc.	243	5,797
Sumitomo Mitsui Trust Group, Inc.	5,600	138,537
Tohoku Electric Power Co., Inc.	171	1,229
Tokio Marine Holdings, Inc.	2,419	96,959
Toyota Tsusho Corp.	79	1,570
Unicharm Corp.	3,699	34,346
		2,299,789
Luxembourg—0.0%†
ArcelorMittal SA	377	11,148

Malta—0.0%†
Gambling.com Group Ltd.*	372	4,788

Monaco—0.0%†
Scorpio Tankers, Inc.	125	4,711

Netherlands—0.4%
ABN AMRO Bank NV2	588	12,185
Adyen NV*,2	1	1,618
ASM International NV	3	1,466
BE Semiconductor Industries NV	81	8,773

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
Heineken Holding NV	249	$19,469
NN Group NV	226	13,858
NXP Semiconductors NV1	4,966	915,284
SBM Offshore NV	749	15,747
Wolters Kluwer NV	9	1,589
		989,989
New Zealand—0.0%†
Mercury NZ Ltd.	7,450	24,722
Xero Ltd.*	777	81,828
		106,550
Norway—0.1%
Aker Solutions ASA	35,516	96,394
Mowi ASA	745	13,661
Salmar ASA	114	5,633
Schibsted ASA, Class A	415	12,630
TOMRA Systems ASA*	97	1,530
		129,848
Portugal—0.0%†
Galp Energia SGPS SA	191	2,959

Spain—0.0%†
Amadeus IT Group SA	35	2,755
Banco Santander SA	8,203	57,756
EDP Renovaveis SA	215	2,013
Endesa SA	659	19,792
Iberdrola SA	1,404	25,308
Industria de Diseno Textil SA	66	3,549
Telefonica SA	2,125	10,917
		122,090
Sweden—0.2%
Assa Abloy AB, Class B	43	1,305
Atlas Copco AB, Class A	169	2,616
Atlas Copco AB, Class B	100	1,389
Avanza Bank Holding AB	583	19,373
EQT AB	46	1,329
Essity AB, Class B	10,036	290,232
Nibe Industrier AB, Class B	633	2,699
Saab AB, Class B	1,377	64,119
Securitas AB, Class B	1,373	21,758
SSAB AB, Class B	3,094	19,232
Telefonaktiebolaget LM Ericsson, Class B	24,771	209,250
Volvo AB, Class A	1,965	53,598
		686,900
Switzerland—0.1%
Bucher Industries AG, Registered Shares	45	19,437
Kuehne & Nagel International AG, Registered Shares	6	1,382

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Switzerland—(continued)
Logitech International SA, Registered Shares	255	$19,377
Schindler Holding AG	406	148,492
Schindler Holding AG, Registered Shares	308	109,200
SFS Group AG*	76	10,273
Zurich Insurance Group AG	34	24,115
		332,276
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165	27,504

Thailand—0.0%†
Fabrinet*	24	4,921

United Kingdom—0.5%
3i Group PLC	38	2,154
Ashtead Group PLC	17	910
AstraZeneca PLC	99	14,183
Auto Trader Group PLC[2]	128	1,438
B&M European Value Retail SA	1,028	4,623
Balfour Beatty PLC	2,986	18,264
Barclays PLC	37,021	147,478
Berkeley Group Holdings PLC	84	4,682
Centrica PLC	7,340	15,715
CK Hutchison Holdings Ltd.	22,000	124,060
Compass Group PLC	785	26,466
Computacenter PLC	664	21,476
Drax Group PLC	2,438	20,111
easyJet PLC	410	2,718
Future PLC	975	9,272
Grafton Group PLC, CDI	387	4,685
HSBC Holdings PLC	2,357	26,274
IG Group Holdings PLC	1,397	19,911
Imperial Brands PLC	2,103	86,293
Inchcape PLC	2,005	17,966
Intermediate Capital Group PLC	49	1,233
Intertek Group PLC	316	19,407
ITV PLC	13,096	14,115
J Sainsbury PLC	2,630	9,347
JD Sports Fashion PLC	10,943	11,521
Kingfisher PLC	5,280	20,294
Lloyds Banking Group PLC	2,380	2,338
London Stock Exchange Group PLC	30	4,671
Marks & Spencer Group PLC	2,941	15,283
NatWest Group PLC	19,684	126,613
Phoenix Group Holdings PLC	2,488	19,905
Playtech PLC*	1,659	16,836
QinetiQ Group PLC	3,200	16,843
Reckitt Benckiser Group PLC	27	1,743
RELX PLC	118	6,440

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
Rightmove PLC	162	$1,600
Savills PLC	965	11,967
Segro PLC	141	1,283
Smiths Group PLC	783	19,512
Softcat PLC	68	1,519
SSE PLC	849	19,142
Standard Chartered PLC	6,191	89,171
Tesco PLC	1,096	5,424
TP ICAP Group PLC	4,910	16,861
Unilever PLC	162	10,315
UNITE Group PLC	125	1,436
Vodafone Group PLC	227,996	224,052
		1,257,550
United States—17.9%
3M Co.	4,817	669,129
A.O. Smith Corp.	72	4,886
A10 Networks, Inc.	289	4,763
Abbott Laboratories	113	14,775
AbbVie, Inc.	197	38,435
Abercrombie & Fitch Co., Class A*	60	4,165
ABIOMED, Inc.*,3	42	70
ACADIA Pharmaceuticals, Inc.*	298	4,351
Acuity, Inc.	6	1,462
ADMA Biologics, Inc.*	236	5,617
Adobe, Inc.*	40	14,999
Advanced Micro Devices, Inc.*	151	14,700
Air Products & Chemicals, Inc.	2,505	679,080
Airbnb, Inc., Class A*	233	28,407
Akamai Technologies, Inc.*	327	26,350
Albemarle Corp.	3,087	180,744
Albertsons Cos., Inc., Class A1	3,253	71,501
Alexandria Real Estate Equities, Inc.	6,094	442,790
Align Technology, Inc.*	27	4,679
Alkermes PLC*	151	4,344
Alliant Energy Corp.	701	42,789
Allstate Corp.[1]	1,043	206,921
Alphabet, Inc., Class C1	1,167	187,759
Alphabet, Inc., Class A1	1,272	201,994
Amazon.com, Inc.*,1	1,375	253,577
Amcor PLC[1]	76,593	704,656
Ameren Corp.	540	53,590
American Electric Power Co., Inc.	437	47,345
American Express Co.	131	34,900
American Tower Corp.[1]	430	96,926
American Water Works Co., Inc.	715	105,112
AMETEK, Inc.	249	42,225
Amgen, Inc.	34	9,891
ANSYS, Inc.*	4	1,288
Aon PLC, Class A	135	47,897

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
APA Corp.	11,150	$173,271
Appfolio, Inc., Class A*	20	4,130
Apple, Inc.[1]	2,478	526,575
Applied Industrial Technologies, Inc.	20	4,866
Applied Materials, Inc.	155	23,360
AppLovin Corp., Class A*	18	4,848
AptarGroup, Inc.	178	26,691
Arch Capital Group Ltd.	483	43,798
ARES Management Corp., Class A	129	19,676
Argan, Inc.[1]	388	59,414
Array Technologies, Inc.*	15,952	76,251
Arthur J Gallagher & Co.	90	28,862
Artisan Partners Asset Management, Inc., Class A	125	4,623
AT&T, Inc.	442	12,243
Autodesk, Inc.*	131	35,927
Automatic Data Processing, Inc.	26	7,816
AutoZone, Inc.*	8	30,101
Axcelis Technologies, Inc.*	94	4,604
Badger Meter, Inc.	25	5,521
Baker Hughes Co.	1,071	37,913
Bank of America Corp.	664	26,480
Bank of New York Mellon Corp.[1]	2,759	221,851
BellRing Brands, Inc.*	722	55,695
Blackrock, Inc.	36	32,913
Blackstone, Inc.	46	6,059
Bloom Energy Corp., Class A*	118	2,162
Blue Bird Corp.*	136	4,742
Boeing Co.*	2,728	499,879
Booking Holdings, Inc.[1]	43	219,269
Booz Allen Hamilton Holding Corp.[1]	511	61,330
Boston Scientific Corp.*	474	48,760
Box, Inc., Class A*	154	4,808
Bristol-Myers Squibb Co.	135	6,777
Broadcom, Inc.[1]	703	135,306
Broadridge Financial Solutions, Inc.	6	1,454
Buckle, Inc.	125	4,345
Build-A-Bear Workshop, Inc.	126	4,445
Builders FirstSource, Inc.*	8	957
Burlington Stores, Inc.*,1	830	186,783
Byrna Technologies, Inc.*	177	3,963
Cactus, Inc., Class A	115	4,363
Cadence Design Systems, Inc.*	17	5,062
Cal-Maine Foods, Inc.[1]	89	8,310
Capital One Financial Corp.[1]	2,590	466,873
Cardinal Health, Inc.	1,402	198,089
CareDx, Inc.*	254	4,288
Carlisle Cos., Inc.[1]	169	64,132
CarMax, Inc.*	6,990	452,043

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Carrier Global Corp.	452	$28,268
Carvana Co.*,1	1,000	244,350
Catalyst Pharmaceuticals, Inc.*	198	4,809
Cavco Industries, Inc.*	9	4,445
Celsius Holdings, Inc.*	174	6,083
Cencora, Inc.	876	256,379
Centene Corp.*,1	4,284	256,397
Champion Homes, Inc.*	52	4,498
Chemed Corp.	8	4,652
Chipotle Mexican Grill, Inc.*	731	36,930
Church & Dwight Co., Inc.	141	14,007
Cigna Group[1]	755	256,730
Cirrus Logic, Inc.*,1	687	65,979
Cisco Systems, Inc.	380	21,937
Citigroup, Inc.[1]	1,030	70,431
Clearwater Analytics Holdings, Inc., Class A*	194	4,412
CME Group, Inc.	22	6,096
CNX Resources Corp.*	793	23,338
Cognizant Technology Solutions Corp., Class A	65	4,782
Cohen & Steers, Inc.	61	4,656
Coinbase Global, Inc., Class A*	27	5,478
Colgate-Palmolive Co.	101	9,311
Comcast Corp., Class A	252	8,618
Comfort Systems USA, Inc.	14	5,566
Commvault Systems, Inc.*,1	359	60,000
Conagra Brands, Inc.[1]	2,679	66,198
Consolidated Edison, Inc.[1]	1,252	141,163
Consolidated Water Co. Ltd.	131	3,044
Constellation Energy Corp.	3,387	756,791
Corcept Therapeutics, Inc.*	71	5,103
Corebridge Financial, Inc.[1]	996	29,511
Corpay, Inc.*	121	39,370
CorVel Corp.*	42	4,568
Costco Wholesale Corp.	25	24,863
Coterra Energy, Inc.[1]	5,857	143,848
Crane Co.	33	5,312
CRH PLC	95	9,011
CRH PLC[1]	9,900	944,658
Crocs, Inc.*	47	4,532
CSL Ltd.	31	4,976
CSW Industrials, Inc.	16	5,000
Cummins, Inc.[1]	70	20,569
CVS Health Corp.	84	5,604
Danaher Corp.	199	39,667
Dave, Inc.*	55	5,215
Deckers Outdoor Corp.*	127	14,075
DHT Holdings, Inc.	26,376	281,959

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Dillard's, Inc., Class A	14	$4,853
Docusign, Inc.*	58	4,742
Dolby Laboratories, Inc., Class A	62	4,761
Dollar General Corp.	19,064	1,786,106
Dollar Tree, Inc.*	6,952	568,465
Dominion Energy, Inc.[1]	2,542	138,234
Donaldson Co., Inc.	73	4,798
Donnelley Financial Solutions, Inc.*	108	5,206
Doximity, Inc., Class A*	81	4,607
DR Horton, Inc.	3,688	465,942
Duke Energy Corp.	470	57,349
Duolingo, Inc.*	14	5,453
Dynatrace, Inc.*	104	4,885
Edison International	3,155	168,824
Edwards Lifesciences Corp.*	63	4,756
Elastic NV*	5,312	457,894
Electronic Arts, Inc.[1]	880	127,679
Elevance Health, Inc.[1]	398	167,391
Eli Lilly & Co.	116	104,278
EMCOR Group, Inc.[1]	373	149,461
Emerson Electric Co.	264	27,749
Empire State Realty Trust, Inc., Class A	12,630	89,926
Energy Recovery, Inc.*	300	4,635
Ennis, Inc.	246	4,416
Enovix Corp.*	31,450	210,715
Entergy Corp.	1,658	137,896
EPAM Systems, Inc.*	30	4,707
ePlus, Inc.*	75	4,677
Equifax, Inc.	5	1,301
Essent Group Ltd.	84	4,782
Estee Lauder Cos., Inc., Class A	17	1,019
Evercore, Inc., Class A	25	5,132
Evergy, Inc.	549	37,936
EverQuote, Inc., Class A*	197	4,677
Eversource Energy[1]	647	38,484
Exelixis, Inc.*	127	4,972
Exelon Corp.	11,416	535,410
ExlService Holdings, Inc.*	104	5,042
Expeditors International of Washington, Inc.	42	4,616
Experian PLC	36	1,791
Exponent, Inc.	58	4,563
F5, Inc.*	18	4,765
FactSet Research Systems, Inc.	3	1,297
Fair Isaac Corp.*	8	15,917
Fastenal Co.	60	4,858
Federal Signal Corp.	62	5,049
FedEx Corp.[1]	150	31,550

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Fifth Third Bancorp	12,399	$445,620
FirstEnergy Corp.	1,947	83,487
Fiserv, Inc.*	312	57,586
Fortinet, Inc.*	41	4,254
Fox Corp., Class A1	935	46,554
Fox Corp., Class B1	2,144	99,139
Franklin Covey Co.*	207	4,204
Franklin Electric Co., Inc.	51	4,333
Franklin Resources, Inc.	72,483	1,359,781
FTI Consulting, Inc.*	28	4,656
Garmin Ltd.[1]	1,024	191,355
Gartner, Inc.*	12	5,053
GE Vernova, Inc.	1,221	452,771
Gen Digital, Inc.[1]	6,813	176,252
Gentex Corp.	205	4,465
GFL Environmental, Inc.[1]	8,220	410,178
Gibraltar Industries, Inc.*	85	4,501
Goldman Sachs Group, Inc.	20	10,951
Graco, Inc.	59	4,815
Grand Canyon Education, Inc.*	26	4,638
GSK PLC	1,032	20,416
Hackett Group, Inc.	171	4,367
Halozyme Therapeutics, Inc.*,1	526	32,307
Hamilton Lane, Inc., Class A	33	5,098
Harmony Biosciences Holdings, Inc.*	152	4,479
Healthcare Realty Trust, Inc.	102,738	1,595,521
Hecla Mining Co.	2,377	13,596
Hewlett Packard Enterprise Co.[1]	158	2,563
Hims & Hers Health, Inc.*	155	5,131
Holcim AG	33	3,688
Hormel Foods Corp.[1]	1,438	42,996
Houlihan Lokey, Inc.	30	4,862
HubSpot, Inc.*	2	1,223
Hudson Technologies, Inc.*	818	5,472
Humana, Inc.	41	10,752
IBEX Holdings Ltd.*	67	1,678
Ibotta, Inc., Class A*	105	5,124
IDEXX Laboratories, Inc.*	12	5,192
IDT Corp., Class B	93	4,673
IES Holdings, Inc.*	26	5,114
Illumina, Inc.*	19	1,474
Incyte Corp.*,1	1,147	71,871
Ingersoll Rand, Inc.	469	35,377
Inmode Ltd.*	282	3,976
Innodata, Inc.*	132	4,992
Innovex International, Inc.*	289	4,364
Inspire Medical Systems, Inc.*	29	4,593
Insulet Corp.*	97	24,472
Intel Corp.	22,432	450,883

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Interactive Brokers Group, Inc., Class A	197	$33,854
Intercontinental Exchange, Inc.	37	6,215
InterDigital, Inc.	22	4,422
International Business Machines Corp.	83	20,071
International Paper Co.[1]	59	2,695
International Seaways, Inc.	13,096	444,740
Interparfums, Inc.	42	4,586
Intuit, Inc.	17	10,667
ITT, Inc.	26	3,563
Jack Henry & Associates, Inc.	26	4,509
Johnson & Johnson	261	40,797
Johnson Controls International PLC	5,531	464,051
JPMorgan Chase & Co.	453	110,813
KB Home	17	919
Kelly Services, Inc., Class A1	3,403	39,305
Kforce, Inc.	100	3,820
Kimberly-Clark Corp.[1]	222	29,255
Kimco Realty Corp.	21,171	422,997
Kinsale Capital Group, Inc.	9	3,917
KLA Corp.[1]	223	156,700
Kontoor Brands, Inc.	77	4,632
Kroger Co.[1]	3,937	284,291
Krystal Biotech, Inc.*	27	4,587
Lam Research Corp.	86	6,164
Lancaster Colony Corp.	25	4,070
Landstar System, Inc.	32	4,293
Lantheus Holdings, Inc.*	46	4,800
Lattice Semiconductor Corp.*	100	4,893
Legalzoom.com, Inc.*	599	4,385
Leidos Holdings, Inc.[1]	1,173	172,642
LeMaitre Vascular, Inc.	54	4,900
Lennar Corp., Class A	142	15,423
Lennox International, Inc.	8	4,374
Linde PLC	124	56,201
Liquidity Services, Inc.*	150	4,767
Lockheed Martin Corp.[1]	77	36,787
Louisiana-Pacific Corp.	53	4,574
Lowe's Cos., Inc.	36	8,048
Lululemon Athletica, Inc.*	3,314	897,332
M&T Bank Corp.	4,233	718,594
Magnolia Oil & Gas Corp., Class A	210	4,311
Manhattan Associates, Inc.*	28	4,967
MannKind Corp.*	62,032	312,641
Maplebear, Inc.*	114	4,547
MarketAxess Holdings, Inc.	21	4,653
Marqeta, Inc., Class A*	138,095	577,237
Marsh & McLennan Cos., Inc.	32	7,215
MasTec, Inc.*	3,728	474,649

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Mastercard, Inc., Class A	157	$86,045
Matson, Inc.	41	4,473
McDonald's Corp.	66	21,097
McKesson Corp.	365	260,168
Medpace Holdings, Inc.*	14	4,317
Merck & Co., Inc.[1]	1,257	107,096
Meta Platforms, Inc., Class A1	476	261,324
Mettler-Toledo International, Inc.*	15	16,059
MGIC Investment Corp.	196	4,882
Microchip Technology, Inc.	24	1,106
Micron Technology, Inc.	304	23,393
Microsoft Corp.[1]	1,096	433,205
Miller Industries, Inc.[1]	1,090	44,483
Millrose Properties, Inc., Class A1	524	13,121
MiMedx Group, Inc.*	636	4,376
Moelis & Co., Class A	86	4,608
Molina Healthcare, Inc.*	253	82,734
Monolithic Power Systems, Inc.	8	4,745
Monster Beverage Corp.*	719	43,226
Morgan Stanley	216	24,931
MSCI, Inc.	23	12,538
Mueller Industries, Inc.	63	4,634
Napco Security Technologies, Inc.	208	4,753
National Vision Holdings, Inc.*	22,797	281,543
NerdWallet, Inc., Class A*	532	4,767
Nestle SA, Registered Shares	169	17,988
NetApp, Inc.	55	4,936
Netflix, Inc.*	46	52,059
Neurocrine Biosciences, Inc.*	44	4,738
New York Times Co., Class A	96	4,998
NewMarket Corp.	8	4,922
Newmont Corp.	44	2,318
NextEra Energy, Inc.[1]	5,465	365,499
NEXTracker, Inc., Class A*	113	4,589
Niagen Bioscience, Inc.*	705	5,534
NIKE, Inc., Class B	78	4,399
NMI Holdings, Inc.*	135	4,883
Novanta, Inc.*	2,315	275,161
Novartis AG, Registered Shares	298	33,989
nVent Electric PLC	388	21,305
NVIDIA Corp.[1]	4,725	514,647
Oceaneering International, Inc.*	478	8,485
Okta, Inc.*	15	1,682
Old Dominion Freight Line, Inc.	28	4,292
Omnicom Group, Inc.	17,812	1,356,562
OneSpan, Inc.	315	4,684
Onto Innovation, Inc.*	38	4,635
Oracle Corp.	266	37,432
Organon & Co.[1]	5,742	74,244

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Palantir Technologies, Inc., Class A*	53	$6,277
Palo Alto Networks, Inc.*	226	42,246
Paychex, Inc.	53	7,797
Paycom Software, Inc.	21	4,754
PayPal Holdings, Inc.*	83	5,465
PC Connection, Inc.	76	4,715
Pebblebrook Hotel Trust	58,242	527,090
Penn Entertainment, Inc.*	84,522	1,286,425
PepsiCo, Inc.	177	23,998
Perdoceo Education Corp.	183	4,597
Pfizer, Inc.[1]	1,120	27,339
PG&E Corp.	11,587	191,417
Photronics, Inc.*	243	4,440
Pinnacle Financial Partners, Inc.	3,701	370,988
Pinnacle West Capital Corp.	767	73,003
Piper Sandler Cos.	20	4,822
PJT Partners, Inc., Class A	34	4,818
PNC Financial Services Group, Inc.[1]	164	26,353
Powell Industries, Inc.	27	4,944
PPL Corp.	4,373	159,615
Procter & Gamble Co.	383	62,264
Progressive Corp.	251	70,717
Progyny, Inc.*	211	4,819
Prologis, Inc.	60	6,132
Protagonist Therapeutics, Inc.*	98	4,490
PTC, Inc.*	69	10,693
Public Storage	24	7,210
PulteGroup, Inc.	58	5,950
Qorvo, Inc.*,1	1,292	92,598
QUALCOMM, Inc.[1]	677	100,507
Qualys, Inc.*	38	4,777
Quanta Services, Inc.	1,668	488,207
Rambus, Inc.*	94	4,586
Red Violet, Inc.	124	4,843
Republic Services, Inc.	259	64,944
ResMed, Inc.	20	4,732
REX American Resources Corp.*	40	1,589
RH*	4,827	888,313
Rigel Pharmaceuticals, Inc.*	253	4,949
RLI Corp.	60	4,441
Robert Half, Inc.	93	4,120
ROBLOX Corp., Class A*	25	1,676
Roche Holding AG	105	34,334
Roche Holding AG	68	23,656
Rollins, Inc.	86	4,913
Roper Technologies, Inc.	102	57,128
Royal Gold, Inc.	235	42,937
Royalty Pharma PLC, Class A1	5,622	184,514
RPC, Inc.	926	4,380

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
S&P Global, Inc.	76	$38,004
Safehold, Inc.[1]	4,604	72,513
Salesforce, Inc.	83	22,303
Sanofi SA	73	7,986
SBA Communications Corp.[1]	121	29,451
ScanSource, Inc.*,1	1,396	46,054
Schlumberger NV	945	31,421
Schneider Electric SE	127	29,673
SEI Investments Co.	64	5,011
Sempra	277	20,573
Semtech Corp.*,1	157	4,906
SentinelOne, Inc., Class A*	38,246	707,551
ServiceNow, Inc.*	12	11,460
Sezzle, Inc.*	126	6,546
Shake Shack, Inc., Class A*	8,219	721,135
SIGA Technologies, Inc.[1]	2,476	13,668
Signet Jewelers Ltd.	7,511	445,402
Simply Good Foods Co.*	57	2,058
SL Green Realty Corp.	16,249	854,860
Snap-on, Inc.	14	4,393
Southern Co.	370	33,999
Southwest Airlines Co.	31,844	890,358
Spotify Technology SA*,1	88	54,030
Sprinklr, Inc., Class A*	603	4,637
Sprouts Farmers Market, Inc.*	465	79,515
SPS Commerce, Inc.*	35	5,023
Starbucks Corp.	73	5,844
State Street Corp.[1]	2,252	198,401
Sterling Infrastructure, Inc.*	37	5,529
Steven Madden Ltd.	200	4,200
Stride, Inc.*	12	1,707
Super Micro Computer, Inc.*	34	1,083
Sweetgreen, Inc., Class A*	8,260	160,905
Swiss Re AG	11	1,975
T. Rowe Price Group, Inc.	53	4,693
Take-Two Interactive Software, Inc.*	121	28,232
Target Hospitality Corp.*	242	1,646
Tecnoglass, Inc.	67	4,775
Teledyne Technologies, Inc.*	3	1,398
Tenable Holdings, Inc.*	14,346	438,557
Teradyne, Inc.	59	4,378
Tesla, Inc.*,1	373	105,246
Texas Pacific Land Corp.	3	3,867
Texas Roadhouse, Inc.	20	3,319
Thermo Fisher Scientific, Inc.	96	41,184
TJX Cos., Inc.	202	25,993
T-Mobile U.S., Inc.	35	8,643
Toll Brothers, Inc.	4,468	450,687
Trade Desk, Inc., Class A*	27	1,448

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Tradeweb Markets, Inc., Class A	34	$4,702
Trane Technologies PLC	146	55,963
Travelers Cos., Inc.	216	57,052
Tutor Perini Corp.*,1	2,565	55,045
Tyler Technologies, Inc.*	2	1,087
Tyson Foods, Inc., Class A1	4,035	247,103
U.S. Lime & Minerals, Inc.	52	4,863
Uber Technologies, Inc.*	710	57,517
Ubiquiti, Inc.	14	4,570
UFP Industries, Inc.	44	4,349
Ulta Beauty, Inc.*	12	4,748
United Therapeutics Corp.*,1	550	166,700
UnitedHealth Group, Inc.	202	83,111
Universal Display Corp.	38	4,774
Universal Health Services, Inc., Class B1	811	143,604
Upwork, Inc.*	361	4,747
USANA Health Sciences, Inc.*	181	5,084
Vail Resorts, Inc.	4,821	671,083
Veeva Systems, Inc., Class A*	20	4,674
Veralto Corp.[1]	2,120	203,308
VeriSign, Inc.*	19	5,360
Verisk Analytics, Inc.	123	36,461
Verizon Communications, Inc.[1]	7,160	315,470
Viatris, Inc.[1]	703	5,919
Victoria's Secret & Co.*	5,814	109,303
Visa, Inc., Class A	294	101,577
Vishay Precision Group, Inc.*	5,281	131,708
Vita Coco Co., Inc.*	144	4,759
Vital Farms, Inc.*	1,367	46,806
Voya Financial, Inc.	17	1,006
Walmart, Inc.	1,978	192,361
Walt Disney Co.	182	16,553
Waste Connections, Inc.	189	37,327
Waste Management, Inc.	112	26,136
Watsco, Inc.	9	4,139
Watts Water Technologies, Inc., Class A	23	4,778
WD-40 Co.	19	4,339
WEC Energy Group, Inc.	367	40,194
West Pharmaceutical Services, Inc.	21	4,437
WEX, Inc.*	168	21,902
Williams-Sonoma, Inc.	30	4,634
Winmark Corp.	13	4,680
Workday, Inc., Class A*	13	3,185
WW Grainger, Inc.	6	6,146
Wynn Resorts Ltd.	10,813	868,392
Xcel Energy, Inc.	8,750	618,625
XPEL, Inc.*,2	162	4,640

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Yelp, Inc.*	133	$4,666
YETI Holdings, Inc.*	152	4,340
Zoom Communications, Inc.*	20,985	1,627,177
		49,935,691
Total common stocks (cost—$77,923,424)		78,747,513

Exchange traded funds: 1.0%
iShares GSCI Commodity Dynamic Roll Strategy ETF	92,163	2,232,188
SPDR Gold Shares	2,017	612,704
Total exchange traded funds (cost—$2,902,597)		2,844,892

Investment companies—8.3%
AQR Style Premia Alternative Fund, Class R6	593,919	4,846,376
Carillon Reams Unconstrained Bond Fund, Class I	1,278,154	16,270,901
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	267,506	1,952,797
Total investment companies (cost—$23,142,600)		23,070,074

Rights: 0.0%†
EDP Renovaveis SA*, (cost—$21)	215	22

Number of warrants
Warrant: 0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,3,4 (cost—$0)	100	0

	Face amount[5]		Value
Corporate bonds—30.4%
Australia—0.1%
Flight Centre Travel Group Ltd.
1.625%, due 11/01/28[6]	AUD	400,000	246,612
2.500%, due 11/17/27[6]	AUD	200,000	125,227
			371,839
Austria—0.0%†
ams-OSRAM AG
2.125%, due 11/03/27[6]	EUR	100,000	97,438

Canada—0.7%
B2Gold Corp.
2.750%, due 02/01/30[2]		191,000	234,445

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]		Value
Corporate bonds—(continued)
Canada—(continued)
Fortuna Mining Corp.
3.750%, due 06/30/29[2]		155,000	$188,925
Rogers Sugar, Inc.
6.000%, due 06/30/30	CAD	160,000	119,019
Shopify, Inc.
0.125%, due 11/01/25		1,195,000	1,181,682
StorageVault Canada, Inc.
5.000%, due 03/31/28[2]	CAD	298,000	208,293
			1,932,364
China—1.6%
Alibaba Group Holding Ltd.
0.500%, due 06/01/31[2]		1,399,000	1,836,915
H World Group Ltd.
3.000%, due 05/01/26		202,000	217,212
JD.com, Inc.
0.250%, due 06/01/29[2]		566,000	588,906
PDD Holdings, Inc.
0.000%, due 12/01/25[7]		373,000	359,834
Ping An Insurance Group Co. of China Ltd.
0.875%, due 07/22/29[6]		200,000	241,732
Qifu Technology, Inc.
0.500%, due 04/01/30[2]		105,000	100,968
Silvercorp Metals, Inc.
4.750%, due 12/15/29[2]		113,000	128,314
Trip.com Group Ltd.
0.750%, due 06/15/29[2]		843,000	949,842
			4,423,723
Colombia—0.0%†
ABRA Global Finance
14.000%, due 10/22/29[2,8]
6.000% Cash and 8.000% PIK		57,101	38,579

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]		Value
Corporate bonds—(continued)
Netherlands—0.1%
Pharming Group NV
4.500%, due 04/25/29[6]	EUR	200,000	$219,585

Singapore—0.5%
Sea Ltd.
0.250%, due 09/15/26		185,000	171,772
2.375%, due 12/01/25		857,000	1,290,925
			1,462,697
United Kingdom—0.2%
Immunocore Holdings PLC
2.500%, due 02/01/30		133,000	112,581
Just Eat Takeaway.com NV
1.250%, due 04/30/26[6]	EUR	300,000	331,644
			444,225
United States—27.2%
A10 Networks, Inc.
2.750%, due 04/01/30[2]		239,000	231,573
Affirm Holdings, Inc.
0.000%, due 11/15/26[7]		556,000	512,336
0.750%, due 12/15/29[2]		191,000	171,647
Akamai Technologies, Inc.
0.125%, due 05/01/25		533,000	528,861
0.375%, due 09/01/27		667,000	658,532
1.125%, due 02/15/29		350,000	338,286
Alarm.com Holdings, Inc.
0.000%, due 01/15/26[7]		170,000	162,629
Alkami Technology, Inc.
1.500%, due 03/15/30[2]		139,000	150,846
Alliant Energy Corp.
3.875%, due 03/15/26		44,000	46,240
Alnylam Pharmaceuticals, Inc.
1.000%, due 09/15/27		175,000	200,385
Alphatec Holdings, Inc.
0.750%, due 08/01/26		215,000	208,881
0.750%, due 03/15/30[2]		500,000	496,440

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
American Water Capital Corp.
3.625%, due 06/15/26	306,000	$312,784
Amphastar Pharmaceuticals, Inc.
2.000%, due 03/15/29	110,000	94,344
ANI Pharmaceuticals, Inc.
2.250%, due 09/01/29[2]	651,000	766,227
Applied Digital Corp.
2.750%, due 06/01/30[2]	277,000	187,222
Applied Optoelectronics, Inc.
2.750%, due 01/15/30	199,000	145,252
Astronics Corp.
5.500%, due 03/15/30[2]	255,000	332,969
Bandwidth, Inc.
0.500%, due 04/01/28	20,000	16,020
Bentley Systems, Inc.
0.375%, due 07/01/27	355,000	322,225
BigBear.ai Holdings, Inc.
6.000%, due 12/15/29[2]	150,000	173,770
Bill Holdings, Inc.
0.000%, due 04/01/30[2,7]	140,000	118,346
BioMarin Pharmaceutical, Inc.
1.250%, due 05/15/27	265,000	249,136
Bitdeer Technologies Group
5.250%, due 12/01/29[2]	291,000	269,140
8.500%, due 08/15/29	305,000	428,205
BlackLine, Inc.
0.000%, due 03/15/26[7]	50,000	48,122
1.000%, due 06/01/29[2]	122,000	120,280
Block, Inc.
0.250%, due 11/01/27	102,000	90,135

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Bloom Energy Corp.
3.000%, due 06/01/28	672,000	$845,100
3.000%, due 06/01/29[2]	383,000	454,728
Box, Inc.
0.000%, due 01/15/26[7]	233,000	290,206
1.500%, due 09/15/29[2]	131,000	128,781
Bridgebio Pharma, Inc.
1.750%, due 03/01/31[2]	88,000	95,321
2.500%, due 03/15/27	333,000	396,640
Carnival Corp.
5.750%, due 12/01/27	861,000	1,366,846
Cheesecake Factory, Inc.
0.375%, due 06/15/26	140,000	138,361
2.000%, due 03/15/30[2]	653,000	635,607
Chefs' Warehouse, Inc.
2.375%, due 12/15/28	50,000	71,952
Cinemark Holdings, Inc.
4.500%, due 08/15/25	702,000	1,468,774
Cleanspark, Inc.
0.000%, due 06/15/30[2,7]	106,000	84,547
Cloudflare, Inc.
0.000%, due 08/15/26[7]	789,000	794,744
Coinbase Global, Inc.
0.250%, due 04/01/30	87,000	86,279
0.500%, due 06/01/26	765,000	762,127
Collegium Pharmaceutical, Inc.
2.875%, due 02/15/29	686,000	698,135
Confluent, Inc.
0.000%, due 01/15/27[7]	544,000	498,123
CONMED Corp.
2.250%, due 06/15/27	1,000,000	926,474
Core Scientific, Inc.
3.000%, due 09/01/29[2]	336,000	365,249
Cracker Barrel Old Country Store, Inc.
0.625%, due 06/15/26	715,000	690,810

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
CSG Systems International, Inc.
3.875%, due 09/15/28	61,000	$65,840
Danimer Scientific, Inc.
3.250%, due 12/15/26[2,9]	265,000	1,325
Datadog, Inc.
0.125%, due 06/15/25	192,000	214,191
Dexcom, Inc.
0.250%, due 11/15/25	1,207,000	1,168,868
0.375%, due 05/15/28	133,000	120,391
DraftKings Holdings, Inc.
0.000%, due 03/15/28[7]	20,000	17,450
Dropbox, Inc.
0.000%, due 03/01/26[7]	674,000	669,075
0.000%, due 03/01/28[7]	518,000	525,718
Dynavax Technologies Corp.
2.000%, due 03/15/30[2]	232,000	219,782
Encore Capital Group, Inc.
3.250%, due 10/01/25	391,000	417,494
4.000%, due 03/15/29	743,000	669,384
Enovis Corp.
3.875%, due 10/15/28	28,000	27,798
Enphase Energy, Inc.
0.000%, due 03/01/28[7]	20,000	16,756
Envista Holdings Corp.
1.750%, due 08/15/28	93,000	83,776
Etsy, Inc.
0.125%, due 09/01/27	212,000	185,381
0.250%, due 06/15/28	215,000	182,318
Evergy, Inc.
4.500%, due 12/15/27	175,000	205,357
Evolent Health, Inc.
1.500%, due 10/15/25	428,000	419,172
3.500%, due 12/01/29	211,000	171,947
Exact Sciences Corp.
0.375%, due 03/15/27	863,000	802,877
0.375%, due 03/01/28	578,000	512,439

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Expedia Group, Inc.
0.000%, due 02/15/26[7]	697,000	$684,209
EZCORP, Inc.
3.750%, due 12/15/29[2]	175,000	284,319
FARO Technologies, Inc.
5.500%, due 02/01/28	209,000	220,842
Five9, Inc.
0.500%, due 06/01/25	643,000	634,964
1.000%, due 03/15/29	20,000	17,040
Ford Motor Co.
0.000%, due 03/15/26[7]	1,208,000	1,179,525
fuboTV, Inc.
3.250%, due 02/15/26	96,000	92,575
GameStop Corp.
0.000%, due 04/01/30[2,7]	411,000	482,382
Greenbrier Cos., Inc.
2.875%, due 04/15/28	660,000	679,226
Groupon, Inc.
6.250%, due 03/15/27[2]	53,000	55,686
Guardant Health, Inc.
0.000%, due 11/15/27[7]	1,094,000	960,376
Guess?, Inc.
3.750%, due 04/15/28	157,000	146,082
Halozyme Therapeutics, Inc.
0.250%, due 03/01/27	261,000	271,688
1.000%, due 08/15/28	53,000	65,758
Hercules Capital, Inc.
4.750%, due 09/01/28[2]	18,000	17,129
Impinj, Inc.
1.125%, due 05/15/27	188,000	217,157
Innoviva, Inc.
2.125%, due 03/15/28	640,000	621,735
Inotiv, Inc.
3.250%, due 10/15/27	362,000	63,328

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Integer Holdings Corp.
1.875%, due 03/15/30[2]	80,000	$83,836
Integra LifeSciences Holdings Corp.
0.500%, due 08/15/25	789,000	771,251
InterDigital, Inc.
3.500%, due 06/01/27	222,000	578,381
Ionis Pharmaceuticals, Inc.
1.750%, due 06/15/28	50,000	48,537
Itron, Inc.
0.000%, due 03/15/26[7]	87,000	90,828
1.375%, due 07/15/30[2]	236,000	257,606
Jamf Holding Corp.
0.125%, due 09/01/26	20,000	18,683
Jazz Investments I Ltd.
2.000%, due 06/15/26	891,000	912,233
3.125%, due 09/15/30[2]	89,000	96,568
JBT Marel Corp.
0.250%, due 05/15/26	156,000	154,930
JetBlue Airways Corp.
2.500%, due 09/01/29[2]	41,000	36,376
Kite Realty Group LP
0.750%, due 04/01/27[2]	44,000	44,414
Lantheus Holdings, Inc.
2.625%, due 12/15/27	734,000	1,086,643
LCI Industries
1.125%, due 05/15/26	120,000	115,338
3.000%, due 03/01/30[2]	595,000	547,602
Liberty Interactive LLC
3.750%, due 02/15/30	955,000	239,399
4.000%, due 11/15/29	220,000	51,658
Liberty Media Corp.
2.375%, due 09/30/53[2]	144,000	199,938
Liberty Media Corp.-Liberty Formula One
2.250%, due 08/15/27	180,000	218,916

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
LivaNova PLC
2.500%, due 03/15/29	85,000	$79,386
Live Nation Entertainment, Inc.
3.125%, due 01/15/29	88,000	123,210
Lumentum Holdings, Inc.
0.500%, due 12/15/26	1,241,000	1,285,068
0.500%, due 06/15/28	130,000	119,279
1.500%, due 12/15/29	210,000	239,314
Lyft, Inc.
0.625%, due 03/01/29	115,000	112,589
MACOM Technology Solutions Holdings, Inc.
0.000%, due 12/15/29[2,7]	298,000	278,190
0.250%, due 03/15/26	167,000	222,252
MARA Holdings, Inc.
0.000%, due 03/01/30[2,7]	50,000	39,009
Marriott Vacations Worldwide Corp.
3.250%, due 12/15/27	269,000	244,823
Match Group Financeco 3, Inc.
2.000%, due 01/15/30[2]	403,000	351,576
Merit Medical Systems, Inc.
3.000%, due 02/01/29[2]	184,000	234,136
Meritage Homes Corp.
1.750%, due 05/15/28[2]	175,000	170,606
Mesa Laboratories, Inc.
1.375%, due 08/15/25	265,000	257,902
MGP Ingredients, Inc.
1.875%, due 11/15/41	523,000	491,395
Microchip Technology, Inc.
0.750%, due 06/01/30[2]	524,000	490,120

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
MicroStrategy, Inc.
2.250%, due 06/15/32[2]	191,000	$382,691
Middleby Corp.
1.000%, due 09/01/25	477,000	524,848
Mitek Systems, Inc.
0.750%, due 02/01/26	462,000	440,119
MKS Instruments, Inc.
1.250%, due 06/01/30[2]	380,000	324,267
NCL Corp. Ltd.
0.875%, due 04/15/30[2]	17,000	16,017
1.125%, due 02/15/27	474,000	448,002
2.500%, due 02/15/27	414,000	398,074
NeoGenomics, Inc.
1.250%, due 05/01/25	469,000	452,835
Nutanix, Inc.
0.250%, due 10/01/27	269,000	357,923
0.500%, due 12/15/29[2]	525,000	563,309
Okta, Inc.
0.125%, due 09/01/25	778,000	778,654
ON Semiconductor Corp.
0.000%, due 05/01/27[7]	830,000	882,008
0.500%, due 03/01/29	591,000	505,694
Ormat Technologies, Inc.
2.500%, due 07/15/27	174,000	179,638
OSI Systems, Inc.
2.250%, due 08/01/29[2]	248,000	313,973
Pacira BioSciences, Inc.
0.750%, due 08/01/25	453,000	446,688
2.125%, due 05/15/29[2]	265,000	267,351
Pagaya Technologies Ltd.
6.125%, due 10/01/29[2]	52,000	56,837
PagerDuty, Inc.
1.500%, due 10/15/28	50,000	46,705
PAR Technology Corp.
1.000%, due 01/15/30[2]	40,000	36,585
1.500%, due 10/15/27	70,000	72,876
Parsons Corp.
0.250%, due 08/15/25	352,000	517,665
2.625%, due 03/01/29	61,000	64,824

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Pebblebrook Hotel Trust
1.750%, due 12/15/26	795,000	$736,265
Penguin Solutions, Inc.
2.000%, due 02/01/29	489,000	516,628
2.000%, due 08/15/30[2]	556,000	505,723
Penn Entertainment, Inc.
2.750%, due 05/15/26	56,000	56,430
PG&E Corp.
4.250%, due 12/01/27	219,000	225,791
Porch Group, Inc.
0.750%, due 09/15/26[2]	355,000	302,531
Progress Software Corp.
1.000%, due 04/15/26	72,000	82,768
3.500%, due 03/01/30	320,000	359,910
PROS Holdings, Inc.
2.250%, due 09/15/27	344,000	315,512
Q2 Holdings, Inc.
0.125%, due 11/15/25	399,000	387,243
0.750%, due 06/01/26	518,000	568,303
Rapid7, Inc.
0.250%, due 03/15/27	53,000	48,363
RealReal, Inc.
1.000%, due 03/01/28	106,000	81,620
Redfin Corp.
0.500%, due 04/01/27	422,000	369,952
Repay Holdings Corp.
0.000%, due 02/01/26[2,7]	770,000	729,624
2.875%, due 07/15/29[2]	30,000	23,483
Repligen Corp.
1.000%, due 12/15/28	236,000	242,023
Rexford Industrial Realty LP
4.375%, due 03/15/27[2]	20,000	19,750

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Sarepta Therapeutics, Inc.
1.250%, due 09/15/27	131,000	$123,938
Seagate HDD Cayman
3.500%, due 06/01/28	700,000	882,553
Semler Scientific, Inc.
4.250%, due 08/01/30[2]	30,000	23,580
Semtech Corp.
1.625%, due 11/01/27	614,000	721,462
Shift4 Payments, Inc.
0.000%, due 12/15/25[7]	1,258,000	1,432,208
0.500%, due 08/01/27	352,000	356,576
Sirius XM Holdings, Inc.
3.750%, due 03/15/28	317,000	323,907
Snap, Inc.
0.000%, due 05/01/27[7]	169,000	149,680
0.125%, due 03/01/28	112,000	94,572
0.750%, due 08/01/26	175,000	166,716
Snowflake, Inc.
0.000%, due 10/01/27[2,7]	1,269,000	1,540,439
0.000%, due 10/01/29[2,7]	175,000	216,064
SoFi Technologies, Inc.
0.000%, due 10/15/26[2,7]	175,000	175,033
1.250%, due 03/15/29[2]	700,000	1,055,572
Southern Co.
4.500%, due 06/15/27[2]	210,000	231,405
Spotify USA, Inc.
0.000%, due 03/15/26[7]	344,000	436,880
Summit Hotel Properties, Inc.
1.500%, due 02/15/26	517,000	490,382
Super Micro Computer, Inc.
2.250%, due 07/15/28[2]	100,000	97,619
3.500%, due 03/01/29	50,000	45,911
Tandem Diabetes Care, Inc.
1.500%, due 03/15/29	44,000	40,059

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Teladoc Health, Inc.
1.250%, due 06/01/27	82,000	$74,203
Tetra Tech, Inc.
2.250%, due 08/15/28	311,000	329,710
TransMedics Group, Inc.
1.500%, due 06/01/28	338,000	426,918
Transocean, Inc.
4.625%, due 09/30/29	323,000	313,310
Travere Therapeutics, Inc.
2.500%, due 09/15/25	264,000	261,864
Tyler Technologies, Inc.
0.250%, due 03/15/26	696,000	814,320
Uber Technologies, Inc.
0.000%, due 12/15/25[7]	768,000	854,554
0.875%, due 12/01/28, Series 2028	109,000	142,129
UGI Corp.
5.000%, due 06/01/28[2]	438,000	554,193
Unity Software, Inc.
0.000%, due 11/15/26[7]	355,000	326,657
0.000%, due 03/15/30[2,7]	39,000	37,021
Upstart Holdings, Inc.
0.250%, due 08/15/26	540,000	498,099
1.000%, due 11/15/30[2]	104,000	87,369
2.000%, due 10/01/29[2]	746,000	973,948
Varex Imaging Corp.
4.000%, due 06/01/25	327,000	323,880
Varonis Systems, Inc.
1.000%, due 09/15/29[2]	87,000	81,900
1.250%, due 08/15/25	98,000	136,908
Veeco Instruments, Inc.
2.875%, due 06/01/29	448,000	456,929
3.750%, due 06/01/27	148,000	208,519
Verint Systems, Inc.
0.250%, due 04/15/26	412,000	389,673

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Vertex, Inc.
0.750%, due 05/01/29[2]	280,000	$364,389
Viavi Solutions, Inc.
1.625%, due 03/15/26	61,000	63,819
Vishay Intertechnology, Inc.
2.250%, due 06/15/25	152,000	149,949
2.250%, due 09/15/30	745,000	617,364
Wayfair, Inc.
3.500%, due 11/15/28	44,000	43,579
WEC Energy Group, Inc.
4.375%, due 06/01/27[2]	262,000	307,627
Western Digital Corp.
3.000%, due 11/15/28	907,000	1,232,051
Winnebago Industries, Inc.
3.250%, due 01/15/30	31,000	26,672
WisdomTree, Inc.
3.250%, due 08/15/29[2]	717,000	713,071
Workiva, Inc.
1.250%, due 08/15/28	50,000	46,880
Xometry, Inc.
1.000%, due 02/01/27	597,000	573,940
Ziff Davis, Inc.
1.750%, due 11/01/26	206,000	192,983
3.625%, due 03/01/28[2]	186,000	170,772
		75,912,247
Total corporate bonds
(cost—$88,176,168)		84,902,697

U.S. Treasury obligations: 0.2%
U.S. Treasury Notes
4.000%, due 03/31/30
(cost—$519,747)		525,447

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Short-term U.S. treasury obligations: 2.5%
U.S. Treasury Bills
4.283%, due 06/20/25[10]	$805,000	800,324
4.290%, due 06/20/25[10]	490,000	487,150
4.299%, due 05/06/25[10]	180,000	179,895
4.300%, due 06/05/25[10]	875,000	871,403
4.301%, due 06/12/25[10]	1,300,000	1,293,634
4.306%, due 07/10/25[10]	1,210,000	1,200,112
4.309%, due 06/12/25[10]	400,000	398,027
4.318%, due 05/29/25[10]	900,000	897,034
4.322%, due 07/17/25[10]	400,000	396,390
4.326%, due 06/03/25[10]	70,000	69,728
4.351%, due 08/14/25[10]	300,000	296,323
Total short-term U.S. treasury obligations (cost—$6,890,020)		6,890,020

	Number of shares	Value
Short term investments—41.7%
Investment companies—39.2%
State Street Institutional U.S. Government Money Market Fund, 4.288%[10] (cost—$109,498,313)	109,498,313	$109,498,313

	Number of contracts	Notional amount	Value
Options Purchased: 0.0%†
Call options: 0.0%†
CBOT 2 Year U.S. Treasury Notes Futures, strike @104.000, expires 05/23/25 (Counterparty: MSCI)	10,000	520	2,813

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
CBOT U.S. Long Bond Futures, strike @121.000, expires 05/23/25 (Counterparty: MSCI)	14,000	$1,694	$5,031
Total			7,844

Put options: 0.0%†
5 Year USD SOFR Interest Rate Swap, strike @1.150, expires 12/12/25 (Counterparty: BNP)	2,742,306,000	3,153,651,900	48,110
CBOT U.S. Long Bond Futures, strike @108.000, expires 05/23/25 (Counterparty: MSCI)	14,000	1,512	1,094
Eurex 10 Year Euro BUND Futures, strike @124.000, expires 05/23/25 (Counterparty: MSCI)	12,000	1,488	136
Total			49,340
Total Options Purchased (cost—$17,626)			57,184

Foreign exchange options purchased—0.6%
Call options—0.1%
Call USD vs. Put CNY, strike @7.450, expires 07/17/25 (Counterparty: BOA)	3,130,000	23,318,500	5,819
Call USD vs. Put JPY, strike @182.500, expires 06/27/25 (Counterparty: JPMCB)	64,000	11,680,000	1
Call AUD vs. Put NZD, strike @1.200, expires 10/06/25 (Counterparty: JPMCB)	325,000	390,000	872
Call USD vs. Put CNY, strike @8.000, expires 11/14/25 (Counterparty: JPMCB)	268,000	2,144,000	5,829
Call USD vs. Put CNY, strike @8.000, expires 08/14/25 (Counterparty: JPMCB)	109,000	872,000	829
Call USD vs. Put CAD, strike @1.460, expires 05/21/25 (Counterparty: JPMCB)	32,000	46,720	101
Call USD vs. Put HKD, strike @7.800, expires 11/24/25 (Counterparty: JPMCB)	3,584,000	27,955,200	3,233
Call USD vs. Put HKD, strike @7.850, expires 11/26/25 (Counterparty: JPMCB)	7,795,000	61,190,750	5,651
Call USD vs. Put CNY, strike @7.800, expires 12/02/25 (Counterparty: JPMCB)	3,068,000	23,930,400	6,035
Call USD vs. Put CAD, strike @1.550, expires 06/17/25 (Counterparty: JPMCB)	2,867,000	4,443,850	3
Call USD vs. Put INR, strike @89.000, expires 05/23/25 (Counterparty: JPMCB)	35,000	3,115,000	247
Call USD vs. Put HKD, strike @7.850, expires 02/13/26 (Counterparty: HSBC)	5,917,000	46,448,450	5,722
Call EUR vs. Put USD, strike @1.200, expires 10/14/25 (Counterparty: BOA)	4,072,000	4,886,400	40,451
Call EUR vs. Put USD, strike @1.200, expires 10/22/25 (Counterparty: DB)	5,441,000	6,529,200	57,034
Call USD vs. Put HKD, strike @7.750, expires 02/11/26 (Counterparty: JPMCB)	1,132,000	8,773,000	3,214

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call EUR vs. Put PLN, strike @4.400, expires 05/12/25 (Counterparty: JPMCB)	977,000	$4,298,800	$273
Call USD vs. Put CAD, strike @1.460, expires 06/17/25 (Counterparty: JPMCB)	1,243,000	1,814,780	19,974
Call USD vs. Put INR, strike @90.000, expires 06/13/25 (Counterparty: JPMCB)	1,094,000	98,460,000	147
Call GBP vs. Put USD, strike @1.400, expires 09/09/25 (Counterparty: JPMCB)	32,000	44,800	7,015
Call EUR vs. Put PLN, strike @4.500, expires 12/10/25 (Counterparty: JPMCB)	907,000	4,081,500	10,424
Call EUR vs. Put HUF, strike @480.000, expires 03/10/26 (Counterparty: JPMCB)	606,000	290,880,000	2,603
Call EUR vs. Put HUF, strike @470.000, expires 03/11/26 (Counterparty: JPMCB)	745,000	350,150,000	4,325
Call EUR vs. Put CHF, strike @0.990, expires 06/12/25 (Counterparty: JPMCB)	1,195,000	1,183,050	106
Call USD vs. Put CNY, strike @7.300, expires 05/07/25 (Counterparty: JPMCB)	2,911,000	21,250,300	1,872
Call USD vs. Put CHF, strike @0.990, expires 12/15/25 (Counterparty: JPMCB)	114,000	112,860	563
Call NZD vs. Put USD, strike @0.640, expires 09/17/25 (Counterparty: JPMCB)	3,351,000	2,144,640	10,707
Call USD vs. Put TRY, strike @50.000, expires 05/26/25 (Counterparty: JPMCB)	198,000	9,900,000	171
Call USD vs. Put TRY, strike @51.000, expires 05/26/25 (Counterparty: JPMCB)	165,000	8,415,000	111
Call USD vs. Put CNY, strike @7.500, expires 07/24/25 (Counterparty: JPMCB)	466,000	3,495,000	33,120
Call USD vs. Put TRY, strike @55.000, expires 05/26/25 (Counterparty: JPMCB)	165,000	9,075,000	41
Call USD vs. Put TRY, strike @55.000, expires 06/02/25 (Counterparty: JPMCB)	164,000	9,020,000	111
Call USD vs. Put TRY, strike @51.500, expires 05/07/25 (Counterparty: JPMCB)	500,000	25,750,000	0
Call USD vs. Put CNY, strike @7.600, expires 01/06/26 (Counterparty: JPMCB)	1,336,000	10,153,600	5,882
Call USD vs. Put KRW, strike @1,500.000, expires 06/09/25 (Counterparty: JPMCB)	841,000	1,261,500,000	996
Call USD vs. Put CNY, strike @8.000, expires 01/06/26 (Counterparty: JPMCB)	3,365,000	26,920,000	5,085
Call USD vs. Put TRY, strike @50.000, expires 05/12/25 (Counterparty: JPMCB)	202,000	10,100,000	1

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY, strike @8.500, expires 04/07/26 (Counterparty: JPMCB)	6,729,000	$57,196,500	$6,783
Call USD vs. Put JPY, strike @151.000, expires 05/07/25 (Counterparty: JPMCB)	841,000	126,991,000	1
Call USD vs. Put CNY, strike @7.500, expires 06/05/25 (Counterparty: JPMCB)	976,000	7,320,000	254
Call USD vs. Put HKD, strike @7.790, expires 10/07/25 (Counterparty: JPMCB)	2,019,000	15,728,010	1,635
Call USD vs. Put CNY, strike @7.800, expires 09/29/25 (Counterparty: JPMCB)	2,670,000	20,826,000	2,585
Call USD vs. Put TRY, strike @55.000, expires 06/10/25 (Counterparty: JPMCB)	327,000	17,985,000	440
Call USD vs. Put HKD, strike @7.800, expires 04/09/26 (Counterparty: JPMCB)	3,306,000	25,786,800	4,661
Call EUR vs. Put USD, strike @1.250, expires 07/11/25 (Counterparty: JPMCB)	117,000	146,250	3,709
Call EUR vs. Put USD, strike @1.150, expires 05/13/25 (Counterparty: JPMCB)	732,000	841,800	868
Call EUR vs. Put USD, strike @1.160, expires 05/13/25 (Counterparty: JPMCB)	735,000	852,600	426
Call AUD vs. Put USD, strike @0.670, expires 07/15/25 (Counterparty: JPMCB)	4,271,000	2,861,570	14,048
Call AUD vs. Put USD, strike @0.840, expires 04/15/26 (Counterparty: JPMCB)	265,000	222,600	1,983
Call EUR vs. Put USD, strike @1.190, expires 09/05/25 (Counterparty: JPMCB)	66,000	78,540	15,132
Call USD vs. Put TRY, strike @48.000, expires 06/06/25 (Counterparty: JPMCB)	341,000	16,368,000	1,255
Call EUR vs. Put CHF, strike @0.945, expires 05/27/25 (Counterparty: JPMCB)	600,000	567,000	397
Call EUR vs. Put USD, strike @1.180, expires 07/03/25 (Counterparty: JPMCB)	1,352,000	1,595,360	7,091
Call EUR vs. Put USD, strike @1.160, expires 05/02/25 (Counterparty: JPMCB)	2,518,000	2,920,880	222
Call EUR vs. Put CHF, strike @0.955, expires 05/29/25 (Counterparty: JPMCB)	2,393,000	2,285,315	2,939
Total			302,997

Put options—0.5%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	14,743
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	2,373
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @208.000, expires 06/24/25 (Counterparty: CITI)	209,000	43,472,000	2,774

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @208.000, expires 05/27/25 (Counterparty: CITI)	209,000	$43,472,000	$272
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @208.000, expires 06/10/25 (Counterparty: CITI)	209,000	43,472,000	1,075
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @208.000, expires 07/08/25 (Counterparty: CITI)	229,000	47,632,000	4,472
Lyxor MSCI USA ESG Broad CTB DR UCITS ETF vs. EUR/USD, strike @208.000, expires 07/22/25 (Counterparty: CITI)	229,000	47,632,000	5,632
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @21,030.000, expires 09/25/25 (Counterparty: MSCI)	542,000	11,398,260,000	25,163
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @21,030.000, expires 09/11/25 (Counterparty: MSCI)	542,000	11,398,260,000	24,320
Call JPY vs. Put USD, strike @120.000, expires 09/03/25 (Counterparty: JPMCB)	44,000	5,280,000	1,213
Call JPY vs. Put USD, strike @120.500, expires 09/09/25 (Counterparty: JPMCB)	176,000	21,208,000	5,452
USD/CNY vs. SOFR, strike @74,008.000, expires 10/03/25 (Counterparty: GSI)	181,605	13,440,222,840	13,161
USD/CNY vs. SOFR, strike @74,008.000, expires 09/03/25 (Counterparty: GSI)	181,605	13,440,222,840	12,404
USD/CNY vs. SOFR, strike @74,008.000, expires 11/03/25 (Counterparty: GSI)	181,605	13,440,222,840	13,627
Call USD vs. Put CNY, strike @0.133, expires 06/10/25 (Counterparty: SCB)	34,991,063	4,653,811	1,651
Call USD vs. Put EUR, strike @1.000, expires 05/08/25 (Counterparty: JPMCB)	89,000	89,000	0
Call JPY vs. Put USD, strike @130.000, expires 11/18/25 (Counterparty: JPMCB)	1,195,000	155,350,000	177,369
Call JPY vs. Put USD, strike @130.000, expires 11/04/25 (Counterparty: JPMCB)	1,194,000	155,220,000	169,098
Call JPY vs. Put USD, strike @135.000, expires 12/18/25 (Counterparty: JPMCB)	602,000	81,270,000	164,392
Call JPY vs. Put USD, strike @140.000, expires 08/27/25 (Counterparty: MSCI)	15,000	2,100,000	5,601

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call JPY vs. Put USD, strike @110.000, expires 11/26/25 (Counterparty: JPMCB)	362,000	$39,820,000	$5,679
Call USD vs. Put EUR, strike @1.000, expires 12/04/25 (Counterparty: JPMCB)	14,852,000	14,852,000	6,949
Call JPY vs. Put CHF, strike @160.000, expires 06/20/25 (Counterparty: JPMCB)	47,000	7,520,000	1,596
Call TRY vs. Put EUR, strike @38.000, expires 07/03/25 (Counterparty: JPMCB)	52,000	1,976,000	19
Call TRY vs. Put EUR, strike @38.000, expires 10/02/25 (Counterparty: JPMCB)	194,000	7,372,000	83
Call USD vs. Put GBP, strike @1.150, expires 07/03/25 (Counterparty: JPMCB)	52,000	59,800	101
Call TRY vs. Put GBP, strike @46.000, expires 07/08/25 (Counterparty: JPMCB)	31,000	1,426,000	1
Call AUD vs. Put GBP, strike @1.775, expires 07/10/25 (Counterparty: JPMCB)	18,000	31,950	17
Call TRY vs. Put USD, strike @37.000, expires 07/15/25 (Counterparty: JPMCB)	35,000	1,295,000	61
Call BRL vs. Put USD, strike @5.500, expires 01/16/26 (Counterparty: JPMCB)	133,000	731,500	25,196
Call TRY vs. Put EUR, strike @41.200, expires 10/29/25 (Counterparty: JPMCB)	77,000	3,172,400	206
Variance Option: USD/JPY vs. S&P 500, strike @467,528.000, expires 11/21/25 (Counterparty: GSI)	230,000	107,531,440,000	22,938
Variance Option: USD/JPY vs. S&P 500, strike @467,528.000, expires 12/19/25 (Counterparty: GSI)	230,000	107,531,440,000	22,359
EUR/USD vs. USD/CNY, strike @112.000, expires 06/06/25 (Counterparty: JPMCB)	37,000	4,144,000	63
EUR/CHF vs. EUR/JPY, strike @0.915, expires 08/14/25 (Counterparty: GSI)	46,000	42,090	77
USD/JPY vs. JPY 10 Year Overnight Indexed Swap, strike @139.000, expires 04/17/26 (Counterparty: GSI)	51,000	7,089,000	3,897
Call JPY vs. Put USD, strike @135.000, expires 10/14/25 (Counterparty: BNP)	4,006,000	540,810,000	64,629
Call JPY vs. Put USD, strike @132.000, expires 10/22/25 (Counterparty: DB)	6,176,000	815,232,000	73,581
Call USD vs. Put EUR, strike @1.000, expires 05/02/25 (Counterparty: JPMCB)	1,317,000	1,317,000	1

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call JPY vs. Put CHF, strike @165.000, expires 05/09/25 (Counterparty: JPMCB)	2,646,000	$436,590,000	$99
Call BRL vs. Put USD, strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	157,000	879,200	31,294
Call BRL vs. Put USD, strike @5.600, expires 02/11/26 (Counterparty: JPMCB)	157,000	879,200	36,743
Call BRL vs. Put USD, strike @5.600, expires 05/11/26 (Counterparty: JPMCB)	157,000	879,200	33,558
Call BRL vs. Put USD, strike @5.200, expires 01/22/26 (Counterparty: JPMCB)	57,000	296,400	4,533
Call TRY vs. Put USD, strike @39.500, expires 12/03/25 (Counterparty: JPMCB)	39,000	1,540,500	315
Call TRY vs. Put USD, strike @39.000, expires 12/09/25 (Counterparty: JPMCB)	49,000	1,911,000	253
Call TRY vs. Put USD, strike @42.000, expires 03/13/26 (Counterparty: JPMCB)	571,000	23,982,000	1,002
Call MXN vs. Put USD, strike @19.500, expires 05/15/25 (Counterparty: JPMCB)	1,446,000	28,197,000	4,760
Call SEK vs. Put USD, strike @8.500, expires 04/01/26 (Counterparty: JPMCB)	100,000	850,000	12,631
Call NOK vs. Put USD, strike @9.400, expires 01/05/26 (Counterparty: JPMCB)	100,000	940,000	12,886
Call CAD vs. Put USD, strike @1.360, expires 06/06/25 (Counterparty: JPMCB)	1,014,000	1,379,040	4,099
Call JPY vs. Put USD, strike @121.000, expires 04/08/26 (Counterparty: JPMCB)	294,000	35,574,000	24,883
Call JPY vs. Put USD, strike @101.000, expires 04/09/26 (Counterparty: JPMCB)	727,000	73,427,000	8,502
Call JPY vs. Put USD, strike @109.000, expires 01/08/26 (Counterparty: JPMCB)	327,000	35,643,000	5,630
Call JPY vs. Put USD, strike @140.000, expires 05/12/25 (Counterparty: JPMCB)	834,000	116,760,000	2,576
Call JPY vs. Put USD, strike @136.000, expires 06/06/25 (Counterparty: JPMCB)	33,000	4,488,000	3,733
Call CHF vs. Put USD, strike @0.805, expires 06/06/25 (Counterparty: JPMCB)	672,000	540,960	4,637
Call ZAR vs. Put GBP, strike @24.000, expires 07/18/25 (Counterparty: JPMCB)	514,000	12,336,000	4,821
Call JPY vs. Put USD, strike @141.500, expires 05/19/25 (Counterparty: JPMCB)	680,000	96,220,000	664
Call BRL vs. Put USD, strike @5.700, expires 05/22/25 (Counterparty: JPMCB)	674,000	3,841,800	1,258

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call CNY vs. Put USD, strike @6.800, expires 11/04/25 (Counterparty: JPMCB)	2,245,000	$15,266,000	$4,728
Call JPY vs. Put USD, strike @139.500, expires 05/29/25 (Counterparty: JPMCB)	3,509,000	489,505,500	3,884
Call GBP vs. Put EUR, strike @0.830, expires 08/04/25 (Counterparty: JPMCB)	341,000	283,030	61,831
Call GBP vs. Put EUR, strike @0.830, expires 09/04/25 (Counterparty: JPMCB)	342,000	283,860	69,029
Call BRL vs. Put USD, strike @5.630, expires 11/05/25 (Counterparty: JPMCB)	97,000	546,110	27,904
Call COP vs. Put USD, strike @4,185.000, expires 11/05/25 (Counterparty: JPMCB)	64,000	267,840,000	22,776
Total			1,261,274
Total foreign exchange options purchased (cost—$2,039,499)			1,564,271

Equity options purchased—0.6%
Call options—0.2%
Call EURO STOXX 50 Index, strike @5,000.000, expires 12/17/27 (Counterparty: JPMCB)	51	255,000	357,167
CME E-mini S&P 500 European Style Week 1 Option, strike @5,700.000, expires 05/02/25 (Counterparty: MSCI)	1	5,700	750
EURO STOXX 50 Index, strike @5,300.000, expires 05/16/25 (Counterparty: JPMCB)	157	832,100	23,299
HKG Hang Seng China Enterprises Index Futures, strike @8,300.000, expires 12/19/25 (Counterparty: JPMCB)	165	273,900	126,161
ON Semiconductor Corp., strike @43.000, expires 05/09/25 (Counterparty: SSB)	9	387	738
Snap,Inc., strike @9.000, expires 05/09/25 (Counterparty: SSB)	9	81	45
Total			508,160

Put options—0.4%
Bloom Energy Corp., strike @19.000, expires 01/16/26 (Counterparty: SSB)	3	57	1,290
CME S&P 500 E-mini End of Month Option, strike @5,100.000, expires 05/30/25 (Counterparty: MSCI)	235	239,700	64,038
EURO STOXX 50 Index, strike @4,000.000, expires 07/18/25 (Counterparty: DB)	26	104,000	5,449
FTSE 100 Index, strike @7,000.000, expires 07/18/25 (Counterparty: )	27	189,000	7,017
FTSE 100 Index, strike @8,000.000, expires 09/19/25 (Counterparty: )	14	112,000	26,233

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Put options—(continued)
NASDAQ 100 Stock Index, strike @18,000.000, expires 09/19/25 (Counterparty: SSB)	1	$18,000	$65,450
Put EURO STOXX 50 Index, strike @5,000.000, expires 12/19/25 (Counterparty: JPMCB)	33	165,000	92,114
Put EURO STOXX 50 Index, strike @4,400.000, expires 12/17/27 (Counterparty: JPMCB)	184	809,600	662,228
S&P 500 Index, strike @5,370.000, expires 05/05/25 (Counterparty: MSCI)	2	10,740	1,800
S&P 500 Index, strike @5,250.000, expires 09/19/25 (Counterparty: SSB)	3	15,750	50,250
SoFi Technologies,Inc., strike @10.500, expires 05/16/25 (Counterparty: SSB)	17	179	221
SPDR S&P 500 ETF Trust, strike @538.000, expires 05/30/25 (Counterparty: SSB)	17	9,146	12,563
Total			988,653
Total Equity options purchased (cost—$1,607,114)			1,496,813
Total Investments before Investments Sold Short (cost—$312,717,129)—111.0%			309,597,246

	Number of shares	Value
Investments sold short—(30.6%)
Common stocks—(21.2%)
Australia—(0.1%)
Champion Iron Ltd.	(8,790)	$(25,695)
Flight Centre Travel Group Ltd.	(3,669)	(30,105)
Liontown Resources Ltd.	(176,800)	(59,394)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Australia—(continued)
Mineral Resources Ltd.	(3,423)	$(45,016)
WA1 Resources Ltd.	(2,235)	(18,031)
		(178,241)
Canada—(2.9%)
Alimentation Couche-Tard, Inc.	(9,370)	(489,094)
ARC Resources Ltd.	(11,550)	(213,724)
ATS Corp.	(7,040)	(177,404)
B2Gold Corp.	(43,403)	(134,983)
Bank of Nova Scotia	(3,010)	(150,609)
Baytex Energy Corp.	(60,190)	(92,996)
Cameco Corp.	(2,720)	(122,781)
Canadian Apartment Properties REIT	(3,730)	(113,908)
Colliers International Group, Inc.	(1,410)	(168,564)
CT Real Estate Investment Trust	(44,320)	(477,406)
Denison Mines Corp.	(11,700)	(16,804)
Dollarama, Inc.	(2,310)	(285,022)
EQB, Inc.	(4,960)	(342,911)
Fiera Capital Corp.	(31,670)	(145,417)
Fortuna Mining Corp.	(18,371)	(114,819)
goeasy Ltd.	(1,240)	(140,002)
Hudbay Minerals, Inc.	(60,190)	(437,912)
IGM Financial, Inc.	(12,300)	(390,877)
Imperial Oil Ltd.	(9,590)	(646,869)
Keyera Corp.	(15,770)	(489,481)
Lithium Americas Corp.	(8,570)	(24,617)
MEG Energy Corp.	(8,970)	(125,838)
National Bank of Canada	(3,460)	(303,886)
NexGen Energy Ltd.	(7,904)	(41,395)
Onex Corp.	(4,690)	(332,069)
PrairieSky Royalty Ltd.	(24,930)	(419,720)
Richelieu Hardware Ltd.	(18,540)	(438,553)
RioCan Real Estate Investment Trust	(25,010)	(312,398)
Rogers Sugar, Inc.	(5,908)	(24,213)
Saputo, Inc.	(9,750)	(190,247)
Shopify, Inc.	(1,835)	(174,325)
StorageVault Canada, Inc.	(2,746)	(7,509)
Toromont Industries Ltd.	(930)	(78,685)
Total Energy Services, Inc.	(13,050)	(83,870)
Trican Well Service Ltd.	(4,060)	(11,927)
Vermilion Energy, Inc.	(14,640)	(88,354)
Whitecap Resources, Inc.	(35,620)	(202,052)
WSP Global, Inc.	(1,050)	(186,115)
Xenon Pharmaceuticals, Inc.	(526)	(20,093)
		(8,217,449)
Chile—(0.0%)†
Antofagasta PLC	(1,147)	(25,172)

China—(0.9%)
Alibaba Group Holding Ltd.	(10,810)	(1,291,038)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
China—(continued)
H World Group Ltd.	(2,759)	$(94,468)
JD.com, Inc.	(7,384)	(240,866)
Ping An Insurance Group Co. of China Ltd.	(27,200)	(162,793)
Qifu Technology, Inc.	(1,220)	(50,057)
Silvercorp Metals, Inc.	(18,550)	(69,562)
Trip.com Group Ltd.	(8,627)	(508,907)
		(2,417,691)
Colombia—(0.0%)†
Gran Tierra Energy, Inc.	(19,550)	(86,788)

Congo—(0.0%)†
Ivanhoe Mines Ltd.	(10,964)	(97,345)

Denmark—(0.0%)†
Zealand Pharma AS	(1,652)	(116,840)

Finland—(0.1%)
Neste OYJ	(14,354)	(148,899)

France—(0.1%)
Airbus SE	(628)	(106,566)
Kering SA	(365)	(74,260)
Sartorius Stedim Biotech	(495)	(116,815)
		(297,641)
Germany—(0.1%)
Carl Zeiss Meditec AG	(1,847)	(126,940)
Mercedes-Benz Group AG	(2,511)	(150,129)
		(277,069)
Israel—(0.0%)†
Mobileye Global, Inc.	(4,507)	(65,712)

Italy—(0.0%)†
Salvatore Ferragamo SpA	(4,879)	(30,569)

Japan—(0.3%)
Eisai Co. Ltd.	(700)	(20,233)
Ezaki Glico Co. Ltd.	(500)	(16,496)
KeePer Technical Laboratory Co. Ltd.	(1,300)	(37,757)
Kikkoman Corp.	(2,800)	(27,410)
Lasertec Corp.	(900)	(83,673)
M3, Inc.	(11,200)	(140,365)
Pola Orbis Holdings, Inc.	(3,600)	(33,052)
Sakura Internet, Inc.	(500)	(11,652)
SMC Corp.	(400)	(129,456)
Yamato Holdings Co. Ltd.	(7,300)	(103,644)
Yaskawa Electric Corp.	(5,700)	(120,095)
		(723,833)
Netherlands—(0.0%)†
Pharming Group NV	(66,484)	(58,802)

Norway—(0.0%)†
NEL ASA	(205,168)	(44,424)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Singapore—(0.4%)
Sea Ltd.	(8,614)	$(1,154,707)
STMicroelectronics NV	(3,240)	(73,655)
		(1,228,362)
Spain—(0.1%)
Cellnex Telecom SA	(3,287)	(133,023)

Sweden—(0.1%)
EQT AB	(1,357)	(39,214)
Nibe Industrier AB	(30,405)	(129,659)
		(168,873)
Switzerland—(0.1%)
ABB Ltd.	(3,736)	(197,301)

Turkey—(0.1%)
Eldorado Gold Corp.	(11,570)	(217,703)

United Kingdom—(0.1%)
Ashtead Group PLC	(153)	(8,190)
Burberry Group PLC	(4,741)	(46,171)
Croda International PLC	(2,830)	(111,711)
Entain PLC	(13,561)	(115,932)
Immunocore Holdings PLC	(553)	(16,645)
Legal & General Group PLC	(9,549)	(30,071)
		(328,720)
United States—(15.8%)
4D Molecular Therapeutics, Inc.	(1,796)	(6,053)
A10 Networks, Inc.	(6,525)	(107,532)
Abercrombie & Fitch Co.	(3,212)	(222,977)
Advanced Drainage Systems, Inc.	(2,360)	(267,836)
AECOM	(3,530)	(348,235)
AES Corp.	(4,075)	(40,750)
Affirm Holdings, Inc.	(1,786)	(88,871)
Akamai Technologies, Inc.	(3,840)	(309,427)
Albemarle Corp.	(1,786)	(104,570)
Alkami Technology, Inc.	(2,909)	(77,641)
Alliant Energy Corp.	(307)	(18,739)
Alnylam Pharmaceuticals, Inc.	(378)	(99,505)
Alphatec Holdings, Inc.	(28,321)	(310,965)
Amentum Holdings, Inc.	(5,325)	(116,192)
Ameren Corp.	(1,715)	(170,197)
American Water Works Co., Inc.	(1,021)	(150,097)
Amphastar Pharmaceuticals, Inc.	(422)	(10,301)
ANI Pharmaceuticals, Inc.	(6,648)	(470,811)
Apple, Inc.	(4,635)	(984,937)
Applied Digital Corp.	(22,695)	(103,035)
Applied Optoelectronics, Inc.	(3,137)	(40,122)
Astronics Corp.	(8,721)	(197,879)
Badger Meter, Inc.	(2,177)	(480,725)
Bentley Systems, Inc.	(635)	(27,299)
BigBear.ai Holdings, Inc.	(35,812)	(122,119)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Bill Holdings, Inc.	(599)	$(27,296)
BioMarin Pharmaceutical, Inc.	(270)	(17,196)
Bitdeer Technologies Group	(47,780)	(457,255)
BlackLine, Inc.	(992)	(46,852)
Bloom Energy Corp.	(43,120)	(789,958)
Boeing Co.	(479)	(87,772)
Box, Inc.	(9,627)	(300,555)
Bridgebio Pharma, Inc.	(6,222)	(238,676)
BRP, Inc.	(1,900)	(64,362)
Caesars Entertainment, Inc.	(12,229)	(330,917)
CarMax, Inc.	(1,630)	(105,412)
Carnival Corp.	(49,839)	(914,047)
Carrier Global Corp.	(1,610)	(100,689)
Cassava Sciences, Inc.	(3,126)	(4,877)
Caterpillar, Inc.	(416)	(128,656)
Cheesecake Factory, Inc.	(6,423)	(323,527)
Chefs' Warehouse, Inc.	(955)	(54,406)
Chewy, Inc.	(6,168)	(231,300)
Cinemark Holdings, Inc.	(49,008)	(1,465,829)
Cleanspark, Inc.	(5,866)	(47,925)
Clear Channel Outdoor Holdings, Inc.	(5,142)	(5,061)
Cloudflare, Inc.	(1,439)	(173,802)
Coinbase Global, Inc.	(851)	(172,659)
Collegium Pharmaceutical, Inc.	(12,240)	(330,419)
Confluent, Inc.	(555)	(13,215)
CONMED Corp.	(539)	(26,470)
Copart, Inc.	(1,130)	(68,964)
Core Scientific, Inc.	(23,710)	(192,051)
CoStar Group, Inc.	(626)	(46,430)
CSG Systems International, Inc.	(476)	(28,622)
Datadog, Inc.	(1,888)	(192,878)
Dayforce, Inc.	(1,324)	(76,620)
Delta Air Lines, Inc.	(8,184)	(340,700)
Dexcom, Inc.	(233)	(16,632)
Dick's Sporting Goods, Inc.	(600)	(112,644)
Digimarc Corp.	(615)	(8,050)
DraftKings, Inc.	(1,041)	(34,655)
Dropbox, Inc.	(12,237)	(349,366)
Duke Energy Corp.	(1,460)	(178,149)
Dynavax Technologies Corp.	(7,616)	(89,488)
Encore Capital Group, Inc.	(9,255)	(318,372)
Energy Fuels, Inc.	(14,045)	(63,878)
Energy Fuels, Inc.	(464)	(2,097)
Enovis Corp.	(232)	(8,025)
Envista Holdings Corp.	(335)	(5,387)
Evergy, Inc.	(1,913)	(132,188)
Evolent Health, Inc.	(2,186)	(21,554)
Exact Sciences Corp.	(5,286)	(241,253)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Expedia Group, Inc.	(400)	$(62,772)
EyePoint Pharmaceuticals, Inc.	(7,982)	(54,437)
EZCORP, Inc.	(14,085)	(230,571)
FARO Technologies, Inc.	(2,752)	(80,936)
Five9, Inc.	(98)	(2,464)
Ford Motor Co.	(29,590)	(296,196)
Franklin Resources, Inc.	(8,280)	(155,333)
GameStop Corp.	(10,923)	(304,315)
General Motors Co.	(915)	(41,395)
Globalstar, Inc.	(473)	(9,095)
Graphic Packaging Holding Co.	(3,010)	(76,183)
Greenbrier Cos., Inc.	(6,474)	(274,627)
Groupon, Inc.	(1,087)	(19,794)
Guardant Health, Inc.	(2,519)	(118,972)
Guess?, Inc.	(548)	(6,165)
Halozyme Therapeutics, Inc.	(2,388)	(146,671)
Hecla Mining Co.	(28,890)	(165,251)
Hercules Capital, Inc.	(271)	(4,851)
Hershey Co.	(940)	(157,159)
Hilton Worldwide Holdings, Inc.	(1,007)	(227,058)
Honeywell International, Inc.	(308)	(64,834)
Illinois Tool Works, Inc.	(682)	(163,619)
Immunovant, Inc.	(995)	(16,069)
Impinj, Inc.	(930)	(85,681)
Innoviva, Inc.	(9,304)	(173,892)
Inotiv, Inc.	(7,861)	(15,486)
Integer Holdings Corp.	(369)	(46,608)
InterDigital, Inc.	(2,865)	(575,865)
International Flavors & Fragrances, Inc.	(1,860)	(145,936)
Ionis Pharmaceuticals, Inc.	(402)	(12,345)
IonQ, Inc.	(444)	(12,192)
Itron, Inc.	(1,494)	(166,267)
Ivanhoe Electric, Inc.	(5,206)	(32,798)
Jacobs Solutions, Inc.	(3,150)	(389,970)
Jazz Pharmaceuticals PLC	(2,061)	(241,055)
JBT Marel Corp.	(218)	(22,947)
JetBlue Airways Corp.	(5,555)	(24,220)
Joby Aviation, Inc.	(7,199)	(45,354)
Kinder Morgan, Inc.	(8,478)	(222,971)
Kite Realty Group Trust	(905)	(19,593)
KKR & Co., Inc.	(3,982)	(455,023)
Kohl's Corp.	(12,760)	(85,492)
Korn Ferry	(3,595)	(221,812)
Lantheus Holdings, Inc.	(7,198)	(751,039)
LCI Industries	(2,492)	(192,083)
Lennar Corp.	(426)	(46,268)
Lennox International, Inc.	(83)	(45,380)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Liberty Media Corp.-Liberty Formula One	(1,491)	$(132,207)
Linde PLC	(469)	(212,565)
LivaNova PLC	(548)	(20,276)
Live Nation Entertainment, Inc.	(1,779)	(235,629)
Lumentum Holdings, Inc.	(8,186)	(483,301)
Lyft, Inc.	(3,309)	(41,032)
MACOM Technology Solutions Holdings, Inc.	(2,610)	(270,788)
MannKind Corp.	(62,032)	(312,641)
MARA Holdings, Inc.	(1,484)	(19,841)
Marriott International, Inc.	(949)	(226,412)
Marriott Vacations Worldwide Corp.	(43)	(2,357)
Martin Marietta Materials, Inc.	(470)	(246,271)
Match Group, Inc.	(1,380)	(40,931)
Merit Medical Systems, Inc.	(1,599)	(151,026)
Meritage Homes Corp.	(581)	(39,589)
MGM Resorts International	(10,733)	(337,660)
Microchip Technology, Inc.	(833)	(38,385)
MicroStrategy, Inc.	(864)	(328,415)
Middleby Corp.	(2,265)	(302,038)
Miller Industries, Inc.	(4,105)	(167,525)
MKS Instruments, Inc.	(1,231)	(86,342)
Moderna, Inc.	(3,430)	(97,892)
MongoDB, Inc.	(423)	(72,828)
MP Materials Corp.	(1,045)	(25,561)
NextDecade Corp.	(2,865)	(21,430)
NIKE, Inc.	(3,863)	(217,873)
Norwegian Cruise Line Holdings Ltd.	(7,410)	(118,782)
Nutanix, Inc.	(7,578)	(520,609)
Olema Pharmaceuticals, Inc.	(381)	(1,966)
Ollie's Bargain Outlet Holdings, Inc.	(3,512)	(372,658)
ON Semiconductor Corp.	(12,754)	(506,334)
Ormat Technologies, Inc.	(898)	(65,195)
OSI Systems, Inc.	(976)	(199,826)
Pacira BioSciences, Inc.	(4,355)	(117,150)
Packaging Corp. of America	(850)	(157,769)
Pagaya Technologies Ltd.	(3,113)	(34,118)
PagerDuty, Inc.	(857)	(13,292)
PAR Technology Corp.	(794)	(46,370)
Park Hotels & Resorts, Inc.	(22,679)	(225,429)
Parsons Corp.	(8,088)	(540,764)
Penguin Solutions, Inc.	(29,680)	(506,638)
Penn Entertainment, Inc.	(812)	(12,359)
PG&E Corp.	(3,977)	(65,700)
Pliant Therapeutics, Inc.	(833)	(1,324)
Porch Group, Inc.	(3,636)	(21,089)
Progress Software Corp.	(3,795)	(227,548)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
PROS Holdings, Inc.	(2,307)	$(39,404)
Public Service Enterprise Group, Inc.	(1,754)	(140,197)
PureCycle Technologies, Inc.	(2,085)	(13,990)
Q2 Holdings, Inc.	(3,170)	(251,223)
QuantumScape Corp.	(6,184)	(24,179)
RealReal, Inc.	(1,545)	(8,961)
Redfin Corp.	(2,561)	(24,355)
Repay Holdings Corp.	(637)	(2,548)
Repligen Corp.	(698)	(96,317)
ResMed, Inc.	(1,885)	(445,972)
Rexford Industrial Realty, Inc.	(27)	(894)
Reynolds Consumer Products, Inc.	(3,090)	(71,070)
Rivian Automotive, Inc.	(8,610)	(117,613)
Ross Stores, Inc.	(3,203)	(445,217)
Sarepta Therapeutics, Inc.	(231)	(14,414)
Savara, Inc.	(3,389)	(10,845)
Seagate Technology Holdings PLC	(5,957)	(542,266)
Semler Scientific, Inc.	(315)	(10,184)
Semtech Corp.	(10,246)	(320,188)
Shift4 Payments, Inc.	(12,212)	(998,942)
Silgan Holdings, Inc.	(8,470)	(437,475)
Sirius XM Holdings, Inc.	(4,545)	(97,354)
Snap, Inc.	(766)	(6,097)
Snowflake, Inc.	(6,529)	(1,041,310)
SoFi Technologies, Inc.	(64,700)	(809,397)
Southern Co.	(2,880)	(264,643)
Southwest Airlines Co.	(3,810)	(106,528)
Spotify Technology SA	(496)	(304,534)
Stellantis NV	(6,878)	(64,003)
Super Micro Computer, Inc.	(1,316)	(41,928)
Synchrony Financial	(6,360)	(330,402)
T. Rowe Price Group, Inc.	(990)	(87,665)
Talen Energy Corp.	(542)	(116,573)
Talos Energy, Inc.	(379)	(2,608)
Tandem Diabetes Care, Inc.	(694)	(11,694)
Tapestry, Inc.	(6,418)	(453,432)
Target Corp.	(4,648)	(449,462)
Tetra Tech, Inc.	(4,324)	(134,866)
Texas Instruments, Inc.	(2,827)	(452,461)
Trane Technologies PLC	(380)	(145,658)
TransMedics Group, Inc.	(2,728)	(251,003)
Transocean Ltd.	(67,947)	(144,727)
Tyler Technologies, Inc.	(1,020)	(554,166)
Tyson Foods, Inc.	(695)	(42,562)
Uber Technologies, Inc.	(6,821)	(552,569)
UGI Corp.	(11,759)	(385,578)
United Airlines Holdings, Inc.	(6,155)	(423,587)
Unity Software, Inc.	(752)	(15,845)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Upstart Holdings,Inc.	(14,852)	$(709,926)
Varonis Systems,Inc.	(3,749)	(160,607)
Veeco Instruments,Inc.	(17,403)	(325,436)
Vertex,Inc.	(6,172)	(247,065)
Viavi Solutions,Inc.	(1,667)	(17,637)
Vishay Intertechnology,Inc.	(11,576)	(150,372)
Vistra Corp.	(557)	(72,204)
Vulcan Materials Co.	(1,180)	(309,549)
Walt Disney Co.	(2,479)	(225,465)
Wayfair,Inc.	(636)	(19,182)
WEC Energy Group,Inc.	(1,814)	(198,669)
Western Digital Corp.	(18,971)	(832,068)
Williams-Sonoma,Inc.	(4,395)	(678,896)
Winnebago Industries,Inc.	(130)	(4,137)
WisdomTree,Inc.	(36,269)	(315,540)
Workiva,Inc.	(168)	(12,645)
Xometry,Inc.	(3,978)	(101,996)
Ziff Davis,Inc.	(178)	(5,256)
		(44,152,286)
Total common stocks (proceeds—$(61,344,522))		(59,212,743)

Preferred stocks—(0.0%)†
Germany—(0.0%)†
Sartorius AG (proceeds—$(33,589))	(129)	(33,488)

Exchange traded funds: (4.8)%
SPDR S&P Retail ETF	(2,340)	(160,758)
BMO S&P 500 Index ETF	(9,100)	(553,552)
iShares MSCI USA Momentum Factor ETF	(4,810)	(1,008,320)
SPDR S&P 500 ETF Trust	(7,626)	(4,228,922)
Industrial Select Sector SPDR Fund	(3,729)	(489,319)
iShares iBoxx $ High Yield Corporate Bond ETF	(6,604)	(519,074)
Invesco QQQ Trust	(1,150)	(546,791)
iShares Russell 2000 ETF	(13,906)	(2,709,723)
iShares Core S&P/TSX Capped Composite Index ETF	(70,260)	(2,021,262)
Materials Select Sector SPDR Fund	(2,554)	(214,255)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Exchange traded funds—(continued)
iShares MSCI Brazil ETF	(4,094)	$(110,702)
iShares S&P/TSX Capped Energy Index ETF	(27,080)	(301,325)
iShares S&P/TSX Capped REIT Index ETF	(48,400)	(518,898)
Total exchange traded funds (proceeds—$(13,028,228))		(13,382,901)

U.S. Treasury obligations: (0.5)%
U.S. Treasury Notes
3.875% due, 03/31/30 (proceeds—$(1,387,571))	(1,382,000)	(1,388,424)

Short-term U.S. treasury obligations: (4.1)%
U.S. Treasury Bills	(11,000,000)	(10,981,905)
4.307% due, 05/15/25
4.158% due, 02/19/26	(400,000)	(387,129)
Total short-term U.S. treasury obligations (proceeds—$(11,369,034))		(11,369,034)
Total investments sold short (proceeds—$(87,162,944))		(85,386,590)
Total Investments (cost—$225,554,185): 80.4%		224,210,656
Other assets in excess of liabilities—19.6%		54,825,496
Net Assets—100.0%		$279,036,152

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount#		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	863,500	157	EURO STOXX 50 Index, strike @ 5,500.000	JPMCB	05/16/25	$(4,535)	$(2,846)	$1,689

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Notional amount#		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	165,000	33	Call EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/19/25	$(131,158)	$(143,555)	$(12,397)
Total						$(135,693)	$(146,401)	$(10,708)

Notional amount#		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	580,800	132	Put EURO STOXX 50 Index, strike @ 4,400.000	JPMCB	12/19/25	$(250,597)	$(161,200)	$89,397
EUR	255,000	51	Put EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/17/27	(293,104)	(304,014)	(10,910)
USD	8,755	17	SPDR S&P 500 ETF Trust, strike @ 515.000	SSB	05/30/25	(7,703)	(6,256)	1,447
USD	16,000	1	NASDAQ 100 Stock Index, strike @ 16,000.000	SSB	09/19/25	(33,385)	(33,265)	120
USD	14,250	3	S&P 500 Index, strike @ 4,750.000	SSB	09/19/25	(27,710)	(24,210)	3,500
Total						$(612,499)	$(528,945)	$83,554
Total equity options written						$(748,192)	$(675,346)	$72,846

# For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	3,234	2,021,000	Call USD vs. Put CAD, 0.000, 1.600	JPMCB	06/17/25	$(3,032)	$(2)	$3,030
EUR	5,090	4,072,000	Call EUR vs. Put USD, 0.000, 1.250	BOA	10/14/25	(22,116)	(17,045)	5,071
EUR	6,801	5,441,000	Call EUR vs. Put USD, 0.000, 1.250	DB	10/22/25	(37,625)	(24,538)	13,087
EUR	1,027	893,000	Call EUR vs. Put USD, 0.000, 1.150	JPMCB	05/09/25	(1,528)	(1,668)	(140)
USD	1,033,850	667,000	Call USD vs. Put KRW, 0.000, 1,550.000	JPMCB	06/09/25	(2,114)	(128)	1,986
USD	21,352	2,669,000	Call USD vs. Put CNY, 0.000, 8.000	JPMCB	09/29/25	(4,630)	(1,102)	3,528
USD	27,363	3,337,000	Call USD vs. Put CNY, 0.000, 8.200	JPMCB	01/06/26	(7,742)	(2,963)	4,779
USD	22,688	2,836,000	Call USD vs. Put CNY, 0.000, 8.000	JPMCB	12/02/25	(7,896)	(3,052)	4,844
AUD	2,947	4,271,000	Call AUD vs. Put USD, 0.000, 0.690	JPMCB	07/15/25	(6,115)	(4,894)	1,221
EUR	4,211	896,000	Call EUR vs. Put PLN, 0.000, 4.700	JPMCB	12/10/25	(5,076)	(4,416)	660
EUR	366,030	747,000	Call EUR vs. Put HUF, 0.000, 490.000	JPMCB	03/11/26	(3,439)	(2,417)	1,022

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
NZD	2,290	3,444,000	Call NZD vs. Put USD, 0.000, 0.665	JPMCB	09/17/25	$(4,747)	$(4,249)	$498
EUR	297,500	595,000	Call EUR vs. Put HUF, 0.000, 500.000	JPMCB	03/10/26	(1,914)	(1,422)	492
EUR	1,649	1,352,000	Call EUR vs. Put USD, 0.000, 1.220	JPMCB	07/03/25	(2,716)	(2,250)	466
Total						$(110,690)	$(70,146)	$40,544

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	520,780	4,006,000	Call JPY vs. Put USD, 0.000, 130.000	BNP	10/14/25	$(45,271)	$(35,557)	$9,714
USD	778,176	6,176,000	Call JPY vs. Put USD, 0.000, 126.000	DB	10/22/25	(56,041)	(36,142)	19,899
EUR	1,291	1,317,000	Call USD vs. Put EUR, 0.000, 0.980	JPMCB	05/02/25	(4,203)	(1)	4,202
USD	112,320	832,000	Call JPY vs. Put USD, 0.000, 135.000	JPMCB	05/12/25	(4,788)	(299)	4,489
USD	1,349	1,014,000	Call CAD vs. Put USD, 0.000, 1.330	JPMCB	06/06/25	(1,707)	(781)	926
USD	521	672,000	Call CHF vs. Put USD, 0.000, 0.775	JPMCB	06/06/25	(3,024)	(1,249)	1,775
Total						$(115,034)	$(74,029)	$41,005
Total foreign exchange options written						$(225,724)	$(144,175)	$81,549

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
HKD	313,500	1,650	HKG Hang Seng China Enterprises Index Futures, strike @ 9,500.000	JPMCB	12/19/25	$(94,347)	$(52,762)	$41,585
JPY	1,051,217,300	914,102,000	5 Year USD SOFR Interest Rate Swap, strike @ 1.150	BNP	12/12/25	—	(116,429)	(116,429)
USD	1,596	14,000	CBOT U.S. Long Bond Futures, strike @ 114.000	MSCI	05/23/25	(32,148)	(45,938)	(13,790)
USD	523	10,000	CBOT 2 Year U.S. Treasury Notes Futures, strike @ 104.500	MSCI	05/23/25	(773)	(1,172)	(399)
Total						$(127,268)	$(216,301)	$(89,033)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	1,482	12,000	Eurex 10 Year Euro BUND Futures, strike @ 123.500	MSCI	05/23/25	$(4,662)	$(136)	$4,526
HKD	91,300	550	HKG Hang Seng China Enterprises Index Futures, strike @ 8,300.000	JPMCB	12/19/25	(54,064)	(55,669)	(1,605)
JPY	4,113,459,000	2,742,306,000	5 Year USD SOFR Interest Rate Swap, strike @ 1.500	BNP	12/12/25	—	(13,570)	(13,570)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	1,596	14,000	CBOT U.S. Long Bond Futures, strike @ 114.000	MSCI	05/23/25	$(24,319)	$(8,531)	$15,788
Total						$(83,045)	$(77,906)	$5,139
Total options written						$(210,313)	$(294,207)	$(83,894)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
2	EUR	EURO Schatz 2 Year Index Futures	June 2025	$243,567	$243,721	$154
2	EUR	Euronext CAC 40 Index Futures	May 2025	162,915	170,641	7,726
23	GBP	FTSE 100 Index Futures	June 2025	1,436,107	1,466,397	30,290
1	EUR	FVSA index—Mini-Index Futures on VSTOXX	May 2025	2,753	2,492	(261)
3	HKD	Hang Seng China Enterprises Index Futures	May 2025	156,001	156,371	370
16	HKD	Hang Seng China Enterprises Index Futures	May 2025	2,260,064	2,278,199	18,135
1	EUR	Mini-DAX Index Futures	June 2025	634,396	640,202	5,806
1	EUR	Mini-DAX Index Futures	June 2025	111,880	128,040	16,160
5	USD	MSCI Emerging Markets Index Futures	June 2025	257,136	277,500	20,364
3	SGD	MSCI Singapore Index Futures	May 2025	87,970	88,581	611
12	USD	S&P 500 E-Mini Index Futures	June 2025	5,407,863	5,587,000	179,137
1	AUD	S&P ASX Share Price Index 200 Futures	June 2025	124,955	130,384	5,429
1	CAD	S&P/TSX 60 Index Futures	June 2025	215,844	216,887	1,043
1	SEK	Stockholm OMXS30 Index Futures	May 2025	24,249	24,981	732
1	USD	Volatility Index Futures	May 2025	24,450	24,011	(439)
Interest rate futures buy contracts:
5	AUD	Australian Bond 3 Year Futures	June 2025	$344,898	$344,783	$(115)
23	USD	Australian Dollar Currency Futures	June 2025	1,147,900	1,153,260	5,360
3	USD	British Pound Currency Futures	June 2025	251,378	250,162	(1,216)
5	CAD	Canadian Bond 10 Year Futures	June 2025	446,677	448,498	1,821
19	EUR	Eurex Short-term Euro-BTP Futures	June 2025	2,320,905	2,328,699	7,794
6	EUR	Italian Government Bond Futures	June 2025	816,117	817,624	1,507
38	USD	Japanese Yen Currency Futures	June 2025	3,163,293	3,168,675	5,382
7	KRW	Korea Treasury Bond 10 Year Futures	June 2025	586,598	597,474	10,876
18	KRW	Korea Treasury Bond 3 Year Futures	June 2025	1,357,862	1,365,797	7,935
1	USD	Norwegian Krone Currency Futures	June 2025	184,810	192,400	7,590
0	GBP	United Kingdom Long Gilt Bond Futures	June 2025	1,720,970	1,744,878	23,908
U.S. Treasury futures buy contracts:
6	USD	U.S. Long Bond Futures	June 2025	$690,375	$699,750	$9,375
5	USD	U.S. Treasury Note 2 Year Futures	June 2025	2,698,522	2,705,930	7,408
4	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	452,969	458,938	5,969
Total				$27,333,424	$27,712,275	$378,851
Index futures sell contracts:
12	USD	E- Mini Russell 2000 Value Index Futures	June 2025	$(1,228,868)	$(1,181,880)	$46,988
1	EUR	EURO STOXX 50 Index Futures	June 2025	(54,411)	(57,855)	(3,444)
53	EUR	EURO STOXX 600 Index Futures	June 2025	(1,594,927)	(1,571,275)	23,652
1	EUR	Euronext CAC 40 Index Futures	May 2025	(80,634)	(85,321)	(4,687)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
2	GBP	FTSE 250 Index Futures	June 2025	$(104,113)	$(105,664)	$(1,551)
1	KRW	KOSPI 200 Index Futures	June 2025	(54,466)	(59,594)	(5,128)
1	EUR	Mini-DAX Index Futures	June 2025	(131,390)	(128,040)	3,350
14	JPY	OSE Nikkei 225 Mini Index Futures	June 2025	(349,023)	(352,791)	(3,768)
9	JPY	TSE Mini Topix Index Futures	June 2025	(164,984)	(167,719)	(2,735)
Interest rate futures sell contracts:
4	AUD	Australian Bond 10 Year Futures	June 2025	$(292,107)	$(294,581)	$(2,474)
26	USD	Canadian Dollar Currency Futures	June 2025	(1,882,695)	(1,890,590)	(7,895)
9	CAD	Canadian Government Bond	June 2025	(690,175)	(690,995)	(820)
4	EUR	Euro Bund 10 Year Futures	June 2025	(597,080)	(597,148)	(68)
47	USD	Euro Foreign Exchange Currency Futures	June 2025	(6,718,438)	(6,685,750)	32,688
1	EUR	French Government Bond Futures	June 2025	(142,025)	(142,331)	(306)
6	USD	Mexican Peso Currency Futures	June 2025	(145,907)	(152,100)	(6,193)
13	USD	New Zealand Dollar Currency Futures	June 2025	(773,481)	(773,110)	371
16	USD	Swiss Franc Currency Futures	June 2025	(2,450,412)	(2,443,400)	7,012
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 10 Year Futures	June 2025	$(1,676,797)	$(1,683,281)	$(6,484)
8	USD	Ultra U.S. Treasury Bond Futures	June 2025	(370,669)	(363,094)	7,575
Total				$(19,502,602)	$(19,426,519)	$76,083
Net unrealized appreciation (depreciation)						$454,934

Centrally cleared credit default swap agreements on credit indices – buy protection11

Referenced obligations	Implied credit spread as of April 30, 2025[14]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S44	N/A	USD	348	06/20/30	Quarterly	(5.000)%	$(3,739)	$(7,273)	$(3,534)
iTraxx Europe Crossover S43	N/A	EUR	24	06/20/30	Quarterly	(5.000)	(1,210)	(1,910)	(700)
CDX.NA.HY.S44	N/A	USD	1,527	06/20/30	Quarterly	(5.000)	(57,749)	(66,562)	(8,813)
Total							$(62,698)	$(75,745)	$(13,047)

Centrally cleared credit default swap agreements on credit indices – sell protection13

Referenced obligations	Implied credit spread as of April 30, 2025[14]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe S43	N/A	EUR	317	06/20/30	Quarterly	(5.000)%	$6,313	$7,543	$1,230
CDX.EM.S43	N/A	USD	89	06/20/30	Quarterly	(5.000)	(3,178)	(3,416)	(238)
Total							$3,135	$4,127	$992

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[12]	Payments received by the portfolio[12]	Value	Unrealized appreciation (depreciation)
BRL	5,935	01/04/27	At Maturity	1 day BRL CDI	15.220%	$20,966	$16,692
BRL	30,361	01/02/31	At Maturity	1 day BRL CDI	14.765	162,718	78,244
CAD	308	06/18/35	Semi-annual	2.914%	1 day CAD CORRA	(2,249)	(937)
CHF	421	06/18/30	Annual	1 day CHF SARON	0.115	887	887
CHF	274	06/18/35	Annual	1 day CHF SARON	0.745	11,603	11,605
CNY	10,144	06/18/30	Quarterly	7 day CNY Repo Fixing	1.693	19,914	11,275
EUR	597	06/18/30	Annual	1.955	1 day EUR STR	(916)	(916)
EUR	194	06/18/35	Annual	1 day EUR STR	2.291	22	22
GBP	4,056	06/18/27	Annual	1 day GBP SONIA	3.967	43,428	9,072
JPY	553,578	04/23/27	Annual	1 day JPY TONA	0.739	1,064	1,064
JPY	122,617	06/18/27	Annual	0.650	1 day JPY TONA	218	218
JPY	553,578	04/23/28	Annual	0.822	1 day JPY TONA	(1,970)	(1,970)
JPY	11,111	06/18/65	Annual	1 day JPY TONA	2.121	3,247	982
NOK	7,410	06/18/30	Annual	6 mo. NOK NIBOR	3.840	389	389
NZD	897	06/18/27	Quarterly	3.359	3 mo. NZD Bank Bill	(3,245)	(4,571)
NZD	702	06/18/30	Quarterly	3.693	3 mo. NZD Bank Bill	(5,058)	(2,018)
NZD	367	06/18/35	Semi-annual	3 mo. NZD Bank Bill	4.131	3,454	3,432
SGD	279	06/18/35	Semi-annual	2.353	1 day SGD SORA	(3,528)	(1,733)
THB	1,112	06/18/30	Quarterly	1 day THB THOR	1.736	532	366
ZAR	5,388	06/18/35	Quarterly	3 mo. ZAR JIBAR	8.866	2,184	5,116
Total						$253,660	$127,219

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	1	05/15/25	At Maturity	1 mo. EUR EURIBOR	BCIISHDF Index	$—	$1,010	$1,010
BB	EUR	—	05/15/25	At Maturity	LVMH Moet Hennessy Louis Vuitton SE	1 mo. EUR EURIBOR	—	13,352	13,352
BB	EUR	4	05/15/25	At Maturity	Forvia SE	1 mo. EUR EURIBOR	—	17,976	17,976
BB	EUR	—	05/15/25	At Maturity	Volkswagen AG	1 mo. EUR EURIBOR	—	1,533	1,533
BB	EUR	1	05/15/25	At Maturity	BC EU Low Yield	1 mo. EUR EURIBOR	—	(4,585)	(4,585)
BB	EUR	2	05/15/25	At Maturity	BC EU High Momentum	1 mo. EUR EURIBOR	—	(14,731)	(14,731)
BB	USD	3	05/15/25	At Maturity	BCIISOXE SWAP COMP	1 Day USD SOFR	—	(23,522)	(23,522)
BB	USD	2	05/15/25	At Maturity	BCUFPRFL Index	1 day USD SOFR	—	(6,633)	(6,633)
BB	USD	2	05/15/25	At Maturity	1 day USD SOFR	BCIIWMAH Index	—	5,491	5,491
BB	USD	4	05/15/25	At Maturity	BCIISOXD Index	1 day USD SOFR	—	(26,184)	(26,184)
BB	USD	3	05/15/25	At Maturity	BCIIACTM Index	1 day USD SOFR	—	(16,114)	(16,114)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	2	05/15/25	At Maturity	BCIICOPP Index	1 day USD SOFR	$—	$(8,049)	$(8,049)
BB	USD	23	05/15/25	At Maturity	U.S. Discretionary Basket	1 day USD SOFR	—	(59,449)	(59,449)
BB	USD	4	05/15/25	At Maturity	Barclays Short Processed Food	1 day USD SOFR	—	763	763
BB	USD	2	05/15/25	At Maturity	1 day USD SOFR	Barclays Private Equity Basket	—	20,427	20,427
BB	EUR	—	05/15/25	At Maturity	1 mo. EUR EURIBOR	Airbus SE	—	137	137
BB	EUR	—	05/15/25	At Maturity	1 mo. EUR EURIBOR	Thales SA	—	3,947	3,947
BB	EUR	1	05/15/25	At Maturity	1 mo. EUR EURIBOR	Forvia SE	—	22	22
BB	EUR	1	05/15/25	At Maturity	1 mo. EUR EURIBOR	BC EU Anti-Value Expensive Index	—	5,489	5,489
BB	EUR	1	05/15/25	At Maturity	BC EU Value Index	1 mo. EUR EURIBOR	—	(4,150)	(4,150)
BB	USD	1	05/15/25	At Maturity	1 Day USD SOFR	BCIICROS SWAP COMP	—	5,774	5,774
BB	USD	1	05/15/25	At Maturity	1 Day USD SOFR	Barclays U.S. Low Volatility Equity Market Hedged Index Excess Return	—	1,743	1,743
BB	USD	1	05/15/25	At Maturity	1 Day USD SOFR	Services PCE Sensitivity Index	—	7,430	7,430
CITI	EUR	1	05/10/25	At Maturity	1 mo. EUR EURIBOR	Citi EU Short Est Mom	—	(10,497)	(10,497)
CITI	USD	1	05/10/25	At Maturity	CGFOOILP Index	1 day USD SOFR	—	7,656	7,656
CITI	USD	4	05/10/25	At Maturity	CGFCBVRG Index	1 day USD SOFR	—	9,616	9,616
GS	EUR	1	05/21/25	At Maturity	Continental AG	1 mo. EUR EURIBOR+2.167	—	(3,073)	(3,073)
GS	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR+300	MTU Aero Engines AG	—	4,010	4,010
GS	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR	GS Custom Luxury (EUR) Swap	—	2,106	2,106
GS	USD	1	05/21/25	At Maturity	1 day USD SOFR	Autos Long Basket	—	5,372	5,372
GS	USD	—	05/21/25	At Maturity	GSCBICLN Index	1 day USD SOFR	—	(62)	(62)
GS	USD	4	05/21/25	At Maturity	GSMBWHEL Index	1 day USD SOFR	—	(20,024)	(20,024)
GS	USD	2	05/21/25	At Maturity	1 day USD SOFR	Oil Royalties Swap	—	5,646	5,646
GS	USD	1	05/21/25	At Maturity	1 day USD SOFR	GSMBEXC0 Index	—	9,337	9,337
GS	USD	13	05/21/25	At Maturity	GS Retailers	1 day USD SOFR	—	(34,967)	(34,967)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	USD	4	05/21/25	At Maturity	1 day USD SOFR	Athleisure DM	$—	$19,256	$19,256
GS	USD	3	05/21/25	At Maturity	GSMBHLUX Index	1 day USD SOFR	—	(8,336)	(8,336)
GS	USD	1	05/21/25	At Maturity	GSMBLITH Index	1 day USD SOFR	—	(4,093)	(4,093)
GS	USD	—	05/21/25	At Maturity	1 Day USD SOFR	GS Power Up America Swap	—	648	648
GS	USD	7	05/21/25	At Maturity	1 day USD SOFR	AI Conviction	—	3,175	3,175
GS	USD	2	05/21/25	At Maturity	World Utilities Index	1 day USD SOFR	—	(8,786)	(8,786)
GS	EUR	1	05/21/25	At Maturity	Mercedes-Benz Group AG	1 mo. EUR EURIBOR+2.167	—	(892)	(892)
GS	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR	GS EU Cyclicals	—	3,181	3,181
GS	USD	6	05/21/25	At Maturity	China Supply Chain Index	1 Day USD SOFR	—	(37,537)	(37,537)
GS	USD	1	05/21/25	At Maturity	DM Pharma Hedge Index	1 Day USD SOFR	—	(6,455)	(6,455)
JPMCB	BRL	—	05/21/25	At Maturity	JPFJBRL1 Index	1 mo. BRL LIBOR	—	(52)	(52)
JPMCB	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR+0.168	Rheinmetall AG	—	18,179	18,179
JPMCB	EUR	5	05/21/25	At Maturity	Valeo SE	1 mo. EUR EURIBOR-0.154	—	11,895	11,895
JPMCB	EUR	1	05/21/25	At Maturity	Anheuser-Busch InBev SA	1 mo. EUR EURIBOR-0.151	—	(4,680)	(4,680)
JPMCB	HKD	7	05/21/25	At Maturity	China Eastern Airlines Corp. Ltd.	1 mo. HKD LIBOR-6.911	—	133	133
JPMCB	HKD	15	05/21/25	At Maturity	Air China Ltd.	1 mo. HKD LIBOR-14.995	—	(553)	(553)
JPMCB	JPY	1	05/21/25	At Maturity	Fujitsu Ltd.	1 mo. JPY LIBOR-0.150	—	(1,781)	(1,781)
JPMCB	SEK	1	05/21/25	At Maturity	1 mo. SEK STIBOR+0.187	Saab AB	—	10,581	10,581
JPMCB	USD	5	05/21/25	At Maturity	Eva Airways Corp.	1 day USD SOFR-1.941	—	417	417
JPMCB	USD	1	05/21/25	At Maturity	JP U.S. Inflation Laggards Index	1 Day USD SOFR	—	(2,541)	(2,541)
JPMCB	USD	2	05/21/25	At Maturity	JP U.S. Large Cap ex-Magnificent 7 Net Return Index	1 day USD SOFR	—	2,430	2,430
JPMCB	USD	—	05/21/25	At Maturity	U.S. Pure Size Winners	1 day USD SOFR	—	3,710	3,710
JPMCB	USD	—	05/21/25	At Maturity	1 day USD SOFR	S&P 500 Consumer Staples Index	—	(652)	(652)
JPMCB	USD	1	05/21/25	At Maturity	JPFUNOI1 Index	1 day USD SOFR	—	16,598	16,598
JPMCB	USD	1	05/21/25	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	2,711	2,711

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	2	05/21/25	At Maturity	1 day USD SOFR	New Media Index	$—	$3,951	$3,951
JPMCB	USD	—	05/21/25	At Maturity	JPFUITSV Index	1 day USD SOFR	—	7,907	7,907
JPMCB	USD	1	05/21/25	At Maturity	1 day USD SOFR	JPFJCRED Index	—	(1,040)	(1,040)
JPMCB	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR	Continental AG	—	34	34
JPMCB	EUR	—	05/21/25	At Maturity	Schneider Electric SE	1 mo. EUR EURIBOR-0.150	—	221	221
JPMCB	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR	Volkswagen AG	—	(324)	(324)
JPMCB	EUR	—	05/21/25	At Maturity	1 mo. EUR EURIBOR	Mercedes-Benz Group AG	—	(260)	(260)
JPMCB	EUR	1	05/21/25	At Maturity	1 mo. EUR EURIBOR-0.154	Valeo SE	—	84	84
JPMCB	EUR	1	05/21/25	At Maturity	1 mo. EUR EURIBOR	Mirror for JPEBPLEY	—	(1,087)	(1,087)
JPMCB	JPY	1	05/21/25	At Maturity	1 mo. JPY LIBOR	Nippon Sanso Holdings Corp.	—	—	—
JPMCB	USD	1	05/21/25	At Maturity	1 Day USD SOFR	JP11DXYL Index	—	820	820
JPMCB	USD	1	05/21/25	At Maturity	1 Day USD SOFR	Interest Rate Winners	—	501	501
JPMCB	USD	—	09/12/24	At Maturity	5.610%	Chinook Therapeutics, Inc.	—	11,268	11,268
JPMCB	USD	—	12/11/24	At Maturity	5.660	GCI Liberty, Inc.	—	329	329
JPMCB	USD	—	12/11/24	At Maturity	0.000	Mirati Therapeutics, Inc.	—	14,093	14,093
MSCI	BRL	2	05/15/25	At Maturity	Gerdau SA	1 mo. BRL LIBOR-0.675	—	(3)	(3)
MSCI	BRL	1	05/15/25	At Maturity	1 mo. BRL LIBOR+0.167	CPFL Energia SA	—	(19)	(19)
MSCI	BRL	—	05/15/25	At Maturity	1 mo. BRL LIBOR+0.250	Sao Martinho SA	—	44	44
MSCI	BRL	7	05/15/25	At Maturity	CSN Mineracao SA	1 mo. BRL LIBOR-3.277	—	(232)	(232)
MSCI	USD	—	05/15/25	At Maturity	1 day USD SOFR+0.500	Banca Transilvania SA	—	9	9
MSCI	USD	—	05/15/25	At Maturity	1 day USD SOFR+0.375	Hanwha Ocean Co. Ltd.	—	(42)	(42)
MSCI	USD	3	05/15/25	At Maturity	1 day USD SOFR+0.375	Samsung Heavy Industries Co. Ltd.	—	373	373
MSCI	USD	3	05/15/25	At Maturity	Thai Oil PCL	1 day USD SOFR-12.804	—	(262)	(262)
MSCI	USD	5	05/15/25	At Maturity	1 day USD SOFR+0.500	Qatar Gas Transport Co. Ltd.	—	(85)	(85)
MSCI	USD	13	05/15/25	At Maturity	Petronas Chemicals Group Bhd.	1 day USD SOFR-1.5	—	(1,795)	(1,795)
MSCI	USD	16	05/15/25	At Maturity	Star Petroleum Refining PCL	1 day USD SOFR-4.414	—	(238)	(238)
MSCI	USD	4	05/15/25	At Maturity	Saudi Arabian Oil Co.	1 day USD SOFR-0.887	—	486	486

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—	05/15/25	At Maturity	1 day USD SOFR+0.375	HD Hyundai Heavy Industries Co. Ltd.	$—	$2,303	$2,303
MSCI	USD	23	05/15/25	At Maturity	1 day USD SOFR+0.500	ADNOC Drilling Co. PJSC	—	(247)	(247)
MSCI	USD	250	05/15/25	At Maturity	1 day USD SOFR	MSFPACEALS SWAP COMP	—	95,956	95,956
MSCI	USD	12	05/15/25	At Maturity	China Steel Corp.	1 Day USD SOFR-0.938	—	150	150
MSCI	USD	2	05/15/25		1 Day USD SOFR+0.475	Aselsan Elektronik Sanayi Ve Ticaret AS	—	844	844
MSCI	EUR	2	04/07/26	At Maturity	1 day EUR STR 0.400	0.400%	—	98,507	98,507
MSCI	EUR	571	05/20/25	At Maturity	3.991%	Veolia Environnement SA	—	23,765	23,765
MSCI	EUR	277	05/20/25	At Maturity	3.991	Engie SA	—	(3,403)	(3,403)
MSCI	EUR	(114)	05/20/25	At Maturity	Iberdrola SA—Rights	3.250	—	(5,373)	(5,373)
MSCI	EUR	(192)	05/20/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.250	—	(6,253)	(6,253)
MSCI	EUR	(282)	05/20/25	At Maturity	STOXX Europe 600 Utilities Index	3.250	—	(11,421)	(11,421)
MSCI	EUR	498	05/20/25	At Maturity	3.250	Siemens Energy AG	—	79,463	79,463
MSCI	USD	(401)	05/20/25	At Maturity	Utilities Select Sector SPDR Fund	4.830	—	(6,300)	(6,300)
MSCI	USD	(9)	05/20/25	At Maturity	Ecopro Co. Ltd.	4.830	—	(280)	(280)
MSCI	USD	(11)	05/20/25	At Maturity	Ecopro BM Co. Ltd.	4.830	—	(234)	(234)
MSCI	USD	(34)	05/20/25	At Maturity	LG Energy Solution Ltd.	4.830	—	1,799	1,799
MSCI	GBP	153	05/20/25	At Maturity	4.950	National Grid PLC	—	4,170	4,170
MSCI	USD	301	05/20/25	At Maturity	0.000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	27,317	27,317
MSCI	EUR	421	05/20/25	At Maturity	0.000	ENEL SPA	—	25,173	25,173
MSCI	EUR	138	05/20/25	At Maturity	0.000	Heidelberg Materials AG	—	7,168	7,168
MSCI	USD	68	05/20/25	At Maturity	0.000	JBS SA	—	(4,830)	(4,830)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	49	05/20/25	At Maturity	0.000%	Zhejiang Sanhua Intelligent Controls Co.,Ltd	$—	$4,481	$4,481
MSCI	USD	113	05/20/25	At Maturity	0.000	Contemporary Amperex Technology Co. Ltd.	—	2,594	2,594
MSCI	USD	46	05/20/25	At Maturity	0.000	Ningbo Tuopu Group Co. Ltd.	—	3,864	3,864
							$0	$287,299	$287,299

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	108,596	CAD	156,000	05/05/25	$4,585
BB	USD	109,115	PHP	6,298,000	05/05/25	3,641
BB	MYR	479,000	USD	107,387	05/06/25	(3,625)
BB	USD	212,346	BRL	1,254,000	05/06/25	8,564
BB	USD	108,107	MYR	479,000	05/06/25	2,905
BB	NZD	192,000	USD	107,926	05/07/25	(6,138)
BB	EUR	102,000	USD	105,777	05/13/25	(9,830)
BB	MYR	472,000	USD	107,078	05/13/25	(2,337)
BB	USD	103,805	BRL	611,000	05/13/25	3,648
BB	USD	111,423	EUR	102,000	05/13/25	4,184
BB	USD	106,712	NZD	187,000	05/13/25	4,400
BB	NZD	185,000	USD	105,767	05/20/25	(4,179)
BB	MYR	464,000	USD	104,800	05/27/25	(2,814)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	102,583	BRL	606,000	05/27/25	$3,605
BB	IDR	871,856,000	USD	50,900	06/13/25	(1,540)
BB	NZD	186,000	USD	106,219	06/13/25	(4,404)
BB	USD	52,084	NZD	93,000	06/13/25	3,228
BB	COP	216,077,000	USD	49,485	06/20/25	(1,316)
BB	IDR	871,494,000	USD	50,858	06/20/25	(1,546)
BB	USD	55,034	CZK	1,214,000	06/20/25	140
BB	IDR	1,757,406,000	USD	103,212	06/30/25	(2,420)
BB	USD	57,323	CHF	47,000	07/03/25	31
BB	USD	56,016	EUR	49,000	07/03/25	(303)
BB	IDR	880,740,000	USD	51,338	07/09/25	(1,580)
BB	GBP	236,700	USD	303,702	07/16/25	(11,839)
BB	CAD	76,000	USD	55,243	07/23/25	(115)
BB	THB	1,830,000	USD	55,517	07/24/25	411
BB	USD	109,802	IDR	1,858,728,000	07/24/25	1,788
BB	USD	55,409	NZD	92,000	07/24/25	(621)
BB	CHF	45,000	USD	55,099	08/04/25	(29)
BB	EUR	48,000	USD	54,984	08/04/25	297
BNP	USD	220,784	CZK	5,258,000	05/06/25	17,918
BNP	USD	105,790	KRW	153,305,000	05/13/25	2,098
BNP	USD	104,892	KRW	151,722,000	05/20/25	1,930
BNP	USD	206,952	COP	865,036,000	05/27/25	(2,900)
BNP	CZK	2,509,000	USD	105,422	06/06/25	(8,565)
BNP	KRW	154,441,000	USD	106,737	06/13/25	(2,167)
BNP	KRW	153,834,000	USD	106,523	06/20/25	(2,003)
BNP	CLP	50,583,000	USD	53,622	07/03/25	223
BNP	INR	9,090,000	USD	106,130	07/03/25	(1,018)
BNP	CLP	51,950,000	USD	55,062	08/04/25	230
BNP	USD	54,659	INR	4,691,000	08/04/25	529
BOA	CZK	5,137,000	USD	211,655	05/13/25	(21,588)
BOA	CNY	767,000	USD	106,611	05/20/25	904
BOA	USD	106,229	SGD	141,000	05/20/25	1,816
BOA	CNY	763,000	USD	105,432	05/27/25	224
BOA	CNY	766,000	USD	105,664	06/06/25	(35)
BOA	USD	105,328	SGD	141,000	06/06/25	2,821
BOA	CNY	384,000	USD	52,402	06/13/25	(613)
BOA	USD	106,055	CZK	2,435,000	06/13/25	4,591
BOA	CNY	383,000	USD	52,578	06/20/25	(325)
BOA	SGD	141,000	USD	106,394	06/20/25	(1,839)
BOA	USD	106,835	CNY	767,000	06/20/25	(891)
BOA	USD	52,958	CZK	1,214,000	06/20/25	2,215
BOA	CNY	385,000	USD	52,889	06/27/25	(318)
BOA	PLN	409,000	USD	105,589	06/27/25	(2,465)
BOA	USD	106,623	CNY	770,000	06/27/25	(211)
BOA	USD	53,316	CZK	1,222,000	06/27/25	2,231
BOA	USD	52,181	PLN	205,000	06/27/25	1,978
BOA	CNY	387,000	USD	53,481	07/03/25	(25)
BOA	PLN	412,000	USD	105,849	07/03/25	(2,982)
BOA	SGD	286,000	USD	213,940	07/03/25	(5,752)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	106,958	CNY	774,000	07/03/25	$54
BOA	USD	53,586	CZK	1,228,000	07/03/25	2,243
BOA	USD	52,427	PLN	206,000	07/03/25	1,989
BOA	PLN	216,000	USD	54,911	07/10/25	(2,138)
BOA	USD	55,225	CNY	404,000	07/10/25	660
BOA	DKK	72,800	USD	11,149	07/16/25	42
BOA	EUR	29,900	USD	34,180	07/16/25	157
BOA	USD	55,298	CNY	402,000	07/17/25	338
BOA	USD	55,612	CNY	404,000	07/24/25	330
BOA	USD	55,418	CNY	400,000	08/06/25	23
CITI	USD	108,771	TWD	3,562,000	05/06/25	2,610
CITI	BRL	611,000	USD	103,307	05/13/25	(4,147)
CITI	GBP	85,000	USD	105,071	05/13/25	(8,210)
CITI	BRL	602,000	USD	104,275	05/20/25	(1,403)
CITI	USD	107,838	NZD	185,000	05/20/25	2,108
CITI	BRL	606,000	USD	104,292	05/27/25	(1,895)
CITI	USD	104,482	IDR	1,716,624,000	05/27/25	(1,163)
CITI	INR	9,151,000	USD	106,056	05/30/25	(2,059)
CITI	USD	104,336	INR	9,151,000	05/30/25	3,780
CITI	CLP	100,135,000	USD	105,615	06/06/25	(111)
CITI	CLP	50,196,000	USD	50,758	06/13/25	(2,238)
CITI	IDR	871,855,000	USD	51,287	06/13/25	(1,153)
CITI	INR	9,268,000	USD	106,928	06/13/25	(2,462)
CITI	CLP	48,801,000	USD	49,351	06/23/25	(2,170)
CITI	CLP	49,122,000	USD	49,668	06/27/25	(2,191)
CITI	USD	210,133	INR	18,161,000	06/27/25	4,023
CITI	USD	54,841	KRW	77,802,000	06/27/25	72
CITI	CLP	50,583,000	USD	51,139	07/03/25	(2,260)
CITI	USD	106,672	CLP	101,166,000	07/03/25	127
CITI	ZAR	979,000	USD	50,200	07/03/25	(2,189)
CITI	USD	108,772	IDR	1,851,682,000	07/10/25	2,478
CITI	USD	54,403	INR	4,724,000	07/11/25	1,253
CITI	DKK	10,900	USD	1,675	07/16/25	12
CITI	EUR	19,200	USD	21,937	07/16/25	89
CITI	SEK	72,700	USD	7,451	07/16/25	(104)
CITI	USD	13,368	EUR	11,700	07/16/25	(54)
CITI	SEK	534,000	USD	55,146	07/17/25	(346)
CITI	THB	1,836,000	USD	55,347	08/04/25	12
DB	USD	108,602	SGD	145,000	05/05/25	2,416
DB	USD	107,213	INR	9,403,000	05/06/25	4,078
DB	CHF	96,000	USD	106,375	05/13/25	(10,051)
DB	NZD	187,000	USD	105,795	05/13/25	(5,318)
DB	USD	224,287	CZK	5,137,000	05/13/25	8,956
DB	CLP	99,808,000	USD	108,319	05/20/25	2,928
DB	JPY	15,983,000	USD	107,518	05/20/25	(4,494)
DB	USD	106,379	JPY	15,983,000	05/20/25	5,632
DB	USD	104,549	INR	9,158,000	05/21/25	3,722
DB	SGD	141,000	USD	105,713	05/27/25	(2,375)
DB	THB	7,072,000	USD	210,808	05/27/25	(1,228)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	USD	214,294	CHF	188,000	05/27/25	$14,092
DB	USD	104,783	NZD	183,000	05/27/25	3,996
DB	INR	18,390,000	USD	213,628	06/06/25	(3,532)
DB	USD	106,689	HUF	39,887,000	06/06/25	4,856
DB	USD	105,118	PEN	389,000	06/06/25	873
DB	CZK	2,435,000	USD	106,389	06/13/25	(4,257)
DB	USD	106,140	PEN	390,000	06/13/25	103
DB	USD	52,872	SGD	71,000	06/13/25	1,607
DB	USD	52,891	SGD	71,000	06/20/25	1,609
DB	USD	105,882	CLP	97,602,000	06/23/25	(2,840)
DB	CHF	94,000	USD	107,537	06/27/25	(7,087)
DB	USD	52,910	SGD	71,000	06/27/25	1,611
DB	USD	55,080	CAD	76,000	07/02/25	222
DB	USD	56,162	CZK	1,227,000	07/03/25	(379)
DB	USD	210,862	INR	18,182,000	07/03/25	3,456
DB	USD	107,342	SGD	144,000	07/03/25	3,272
DB	GBP	20,500	USD	26,295	07/16/25	(1,034)
DB	USD	1,039,000	JPY	149,410,568	07/16/25	14,755
DB	USD	189,000	JPY	26,790,096	07/16/25	(56)
DB	USD	55,591	GBP	42,000	07/17/25	398
DB	USD	54,795	NOK	579,000	07/22/25	860
DB	PEN	204,000	USD	55,107	07/24/25	(400)
DB	USD	55,218	NOK	573,000	07/24/25	(140)
GS	CLP	106,700,000	USD	112,390	05/06/25	(293)
GS	IDR	1,764,391,000	USD	107,199	05/06/25	916
GS	INR	9,403,000	USD	107,199	05/06/25	(4,092)
GS	NOK	2,448,000	USD	218,558	05/06/25	(16,750)
GS	THB	3,653,000	USD	108,461	05/06/25	(894)
GS	TWD	3,562,000	USD	108,783	05/06/25	(2,598)
GS	USD	106,729	COP	449,243,000	05/06/25	(428)
GS	USD	110,606	GBP	87,000	05/06/25	5,339
GS	USD	107,519	IDR	1,764,391,000	05/06/25	(1,236)
GS	USD	108,094	KRW	157,295,000	05/07/25	2,561
GS	USD	108,131	NZD	192,000	05/07/25	5,933
GS	PHP	6,143,000	USD	105,255	05/12/25	(4,701)
GS	USD	107,202	PHP	6,143,000	05/12/25	2,754
GS	CLP	101,471,000	USD	108,177	05/13/25	1,027
GS	INR	9,162,000	USD	104,578	05/13/25	(3,804)
GS	USD	103,740	COP	436,704,000	05/13/25	(507)
GS	USD	105,891	MYR	472,000	05/13/25	3,525
GS	USD	211,221	NOK	2,369,000	05/13/25	16,493
GS	IDR	1,728,428,000	USD	104,829	05/14/25	750
GS	USD	105,091	IDR	1,728,428,000	05/14/25	(1,011)
GS	USD	106,727	THB	3,595,000	05/14/25	956
GS	SGD	141,000	USD	105,489	05/20/25	(2,556)
GS	USD	103,714	BRL	602,000	05/20/25	1,964
GS	USD	105,868	CNY	767,000	05/20/25	(161)
GS	USD	104,316	COP	435,252,000	05/20/25	(1,536)
GS	USD	110,412	CZK	2,526,000	05/20/25	4,300

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	104,797	IDR	1,715,521,000	05/20/25	$(1,517)
GS	USD	105,621	MYR	468,000	05/20/25	2,894
GS	INR	9,158,000	USD	105,279	05/21/25	(2,992)
GS	CLP	99,120,000	USD	107,487	05/27/25	2,827
GS	COP	865,036,000	USD	208,618	05/27/25	4,566
GS	CZK	2,505,000	USD	105,328	05/27/25	(8,450)
GS	IDR	1,716,624,000	USD	103,212	05/27/25	(106)
GS	NZD	183,000	USD	104,902	05/27/25	(3,877)
GS	USD	105,109	CLP	99,120,000	05/27/25	(450)
GS	USD	108,334	EUR	100,000	05/27/25	5,102
GS	USD	105,345	MYR	464,000	05/27/25	2,268
GS	COP	432,800,000	USD	103,248	06/06/25	1,308
GS	HUF	39,887,000	USD	104,671	06/06/25	(6,874)
GS	NZD	187,000	USD	105,388	06/06/25	(5,803)
GS	PEN	389,000	USD	105,886	06/06/25	(106)
GS	SGD	141,000	USD	105,342	06/06/25	(2,808)
GS	USD	105,430	CLP	100,135,000	06/06/25	295
GS	USD	105,872	CNY	766,000	06/06/25	(173)
GS	USD	209,265	INR	18,390,000	06/06/25	7,894
GS	USD	104,601	THB	3,563,000	06/06/25	2,307
GS	USD	104,640	ZAR	1,957,000	06/06/25	305
GS	KRW	153,735,000	USD	105,822	06/09/25	(2,557)
GS	IDR	1,732,515,000	USD	103,132	06/10/25	(1,087)
GS	USD	105,103	IDR	1,732,515,000	06/10/25	(884)
GS	CLP	50,196,000	USD	50,952	06/13/25	(2,044)
GS	CNY	385,000	USD	52,749	06/13/25	(404)
GS	COP	222,137,000	USD	50,650	06/13/25	(1,623)
GS	THB	3,593,000	USD	106,847	06/13/25	(1,016)
GS	USD	55,588	CHF	47,000	06/13/25	1,626
GS	USD	106,977	CLP	100,392,000	06/13/25	(984)
GS	USD	106,959	CNY	769,000	06/13/25	(792)
GS	USD	105,615	IDR	1,743,711,000	06/13/25	(735)
GS	USD	211,195	INR	18,537,000	06/13/25	7,598
GS	USD	52,342	KRW	77,220,000	06/13/25	2,110
GS	USD	52,735	SGD	71,000	06/13/25	1,744
GS	USD	51,701	THB	1,796,000	06/13/25	2,215
GS	CNY	384,000	USD	52,636	06/20/25	(406)
GS	CZK	2,428,000	USD	106,204	06/20/25	(4,143)
GS	IDR	871,494,000	USD	51,641	06/20/25	(763)
GS	INR	9,185,000	USD	106,636	06/20/25	(1,724)
GS	USD	108,512	CAD	152,000	06/20/25	2,022
GS	USD	55,634	CHF	47,000	06/20/25	1,629
GS	USD	210,793	INR	18,370,000	06/20/25	5,929
GS	USD	53,381	SGD	70,000	06/20/25	352
GS	CLP	48,801,000	USD	50,630	06/23/25	(891)
GS	CLP	49,122,000	USD	51,321	06/27/25	(537)
GS	CNY	385,000	USD	52,794	06/27/25	(412)
GS	COP	219,464,000	USD	50,928	06/27/25	(622)
GS	USD	55,679	CHF	47,000	06/27/25	1,633

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	106,493	CLP	98,244,000	06/27/25	$(2,776)
GS	USD	105,367	COP	438,928,000	06/27/25	(2,267)
GS	USD	56,133	CZK	1,221,000	06/27/25	(631)
GS	USD	54,757	PLN	204,000	06/27/25	(863)
GS	USD	105,474	IDR	1,757,406,000	06/30/25	159
GS	USD	54,213	CAD	77,000	07/02/25	1,816
GS	CNY	387,000	USD	53,089	07/03/25	(417)
GS	COP	222,467,000	USD	52,559	07/03/25	345
GS	USD	55,719	CHF	47,000	07/03/25	1,635
GS	USD	105,749	COP	444,934,000	07/03/25	(1,321)
GS	USD	106,366	PEN	391,000	07/03/25	87
GS	USD	54,883	PLN	206,000	07/03/25	(467)
GS	IDR	880,739,000	USD	52,425	07/09/25	(494)
GS	USD	104,700	IDR	1,761,479,000	07/09/25	1,137
GS	KRW	81,130,000	USD	55,079	07/10/25	(2,231)
GS	SGD	148,000	USD	110,078	07/10/25	(3,654)
GS	USD	55,101	CLP	54,291,000	07/10/25	2,211
GS	USD	54,682	COP	240,713,000	07/10/25	1,762
GS	USD	54,528	ZAR	1,072,000	07/10/25	2,806
GS	CAD	76,000	USD	55,103	07/16/25	(236)
GS	CHF	74,100	USD	89,012	07/16/25	(1,555)
GS	DKK	224,200	USD	33,319	07/16/25	(887)
GS	SGD	144,000	USD	109,974	07/17/25	(726)
GS	USD	109,286	IDR	1,847,050,000	07/17/25	1,644
GS	USD	109,156	INR	9,418,000	07/17/25	1,762
GS	USD	54,736	ZAR	1,027,000	07/24/25	130
GS	USD	54,949	PHP	3,091,000	07/31/25	268
GS	PLN	206,000	USD	54,850	08/04/25	467
GS	USD	109,710	IDR	1,845,226,000	08/04/25	1,004
GS	USD	55,010	NOK	570,000	08/04/25	(221)
HSBC	PHP	6,298,000	USD	107,818	05/05/25	(4,938)
HSBC	GBP	87,000	USD	108,133	05/06/25	(7,812)
HSBC	USD	109,650	EUR	104,000	05/06/25	8,174
HSBC	USD	108,288	THB	3,653,000	05/06/25	1,067
HSBC	KRW	310,736,000	USD	214,987	05/07/25	(3,610)
HSBC	USD	107,439	KRW	153,441,000	05/07/25	504
HSBC	KRW	153,305,000	USD	105,910	05/13/25	(1,977)
HSBC	USD	109,595	CHF	96,000	05/13/25	6,830
HSBC	USD	104,747	INR	9,162,000	05/13/25	3,635
HSBC	THB	3,595,000	USD	105,931	05/14/25	(1,752)
HSBC	COP	435,252,000	USD	104,499	05/20/25	1,719
HSBC	IDR	1,715,521,000	USD	104,085	05/20/25	806
HSBC	THB	7,095,000	USD	211,425	05/20/25	(1,190)
HSBC	USD	105,404	CAD	149,000	05/20/25	2,779
HSBC	USD	108,753	CHF	95,000	05/20/25	6,557
HSBC	USD	105,577	CNY	763,000	05/27/25	(369)
HSBC	USD	108,855	CZK	2,505,000	05/27/25	4,922
HSBC	USD	105,628	SGD	141,000	05/27/25	2,460
HSBC	EUR	100,000	USD	105,610	06/06/25	(7,894)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	THB	3,563,000	USD	105,774	06/06/25	$(1,133)
HSBC	CHF	94,000	USD	107,690	06/13/25	(6,739)
HSBC	USD	50,794	AUD	84,000	06/13/25	3,037
HSBC	USD	55,207	CHF	47,000	06/13/25	2,007
HSBC	USD	51,989	THB	1,797,000	06/13/25	1,958
HSBC	CHF	93,000	USD	106,842	06/20/25	(6,465)
HSBC	USD	103,301	COP	432,154,000	06/20/25	(1,699)
HSBC	USD	105,606	IDR	1,742,988,000	06/20/25	(799)
HSBC	USD	105,078	THB	3,565,000	06/20/25	1,998
HSBC	CZK	2,443,000	USD	106,238	06/27/25	(4,810)
HSBC	SGD	142,000	USD	106,533	06/27/25	(2,509)
HSBC	USD	53,869	AUD	84,000	06/27/25	(29)
HSBC	USD	54,536	SGD	71,000	06/27/25	(15)
HSBC	USD	108,828	SGD	142,000	07/03/25	250
HSBC	AUD	91,000	USD	55,041	07/10/25	(3,295)
HSBC	CHF	47,000	USD	55,382	07/10/25	(2,021)
HSBC	CHF	13,300	USD	15,979	07/16/25	(277)
HSBC	GBP	25,300	USD	33,616	07/16/25	(111)
HSBC	JPY	90,000,000	USD	625,790	07/16/25	(8,957)
HSBC	SEK	446,800	USD	44,909	07/16/25	(1,519)
HSBC	THB	3,694,000	USD	111,008	07/17/25	(168)
HSBC	USD	54,447	ZAR	1,031,000	07/17/25	664
HSBC	AUD	86,000	USD	55,172	07/24/25	32
HSBC	SGD	144,000	USD	110,776	07/24/25	32
HSBC	SGD	144,000	USD	110,556	08/04/25	(256)
JPMCB	TRY	5,806,800	USD	120,223	03/16/26	11,877
JPMCB	USD	120,000	TRY	5,806,800	03/16/26	(11,654)
JPMCB	USD	374,167	EGP	21,955,067	03/18/26	1,356
JPMCB	CHF	98,000	USD	108,908	05/06/25	(9,843)
JPMCB	EUR	104,000	USD	108,049	05/06/25	(9,775)
JPMCB	USD	110,711	CHF	98,000	05/06/25	8,040
JPMCB	USD	216,034	NOK	2,448,000	05/06/25	19,274
JPMCB	USD	105,759	CAD	151,000	05/12/25	3,833
JPMCB	NOK	2,369,000	USD	221,626	05/13/25	(6,089)
JPMCB	TRY	277,172	USD	6,995	05/13/25	(137)
JPMCB	USD	7,000	TRY	277,172	05/13/25	132
JPMCB	CHF	95,000	USD	106,505	05/20/25	(8,805)
JPMCB	CHF	188,000	USD	211,818	05/27/25	(16,566)
JPMCB	EUR	100,000	USD	105,238	05/27/25	(8,198)
JPMCB	TRY	538,200	USD	12,880	05/27/25	(741)
JPMCB	USD	13,000	TRY	538,200	05/27/25	620
JPMCB	CNH	7,209,015	USD	991,207	05/30/25	(2,257)
JPMCB	HUF	3,565,416	USD	10,000	05/30/25	26
JPMCB	MXN	9,842,815	USD	500,865	05/30/25	662
JPMCB	MXN	4,048,519	USD	205,518	05/30/25	(224)
JPMCB	PLN	37,689	USD	10,000	05/30/25	36
JPMCB	SEK	221,561	USD	23,000	05/30/25	42
JPMCB	SGD	274,060	USD	208,844	05/30/25	(1,282)
JPMCB	USD	128,000	CNH	928,539	05/30/25	(40)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	112,109	HUF	40,101,160	05/30/25	$76
JPMCB	USD	257,496	MXN	5,064,752	05/30/25	(111)
JPMCB	USD	140,663	NOK	1,465,345	05/30/25	191
JPMCB	USD	357,166	PLN	1,343,356	05/30/25	(2,031)
JPMCB	USD	593,033	SEK	5,739,382	05/30/25	1,669
JPMCB	USD	10,000	ZAR	186,407	05/30/25	2
JPMCB	USD	128,000	ZAR	2,378,573	05/30/25	(378)
JPMCB	ZAR	185,774	USD	10,000	05/30/25	32
JPMCB	ZAR	1,196,212	USD	63,668	05/30/25	(514)
JPMCB	CHF	94,000	USD	106,573	06/06/25	(7,758)
JPMCB	USD	108,519	EUR	100,000	06/06/25	4,985
JPMCB	BRL	1,104,147	USD	194,388	06/18/25	1,884
JPMCB	BRL	14,776,708	USD	2,507,824	06/18/25	(68,436)
JPMCB	CLP	241,151,378	USD	260,122	06/18/25	5,525
JPMCB	CLP	293,383,435	USD	302,205	06/18/25	(7,538)
JPMCB	COP	1,796,386,290	USD	428,000	06/18/25	5,551
JPMCB	COP	3,255,895,870	USD	751,862	06/18/25	(13,817)
JPMCB	EGP	3,353,600	USD	64,000	06/18/25	(635)
JPMCB	IDR	5,716,107,122	USD	346,337	06/18/25	2,596
JPMCB	IDR	4,871,214,054	USD	290,001	06/18/25	(2,933)
JPMCB	INR	139,033,124	USD	1,596,684	06/18/25	(43,789)
JPMCB	KRW	28,279,900	USD	20,000	06/18/25	51
JPMCB	KRW	1,581,039,203	USD	1,089,669	06/18/25	(25,575)
JPMCB	PHP	11,445,818	USD	198,320	06/18/25	(6,365)
JPMCB	THB	53,720,994	USD	1,583,116	06/18/25	(30,189)
JPMCB	TRY	32,518,408	USD	789,828	06/18/25	(13,115)
JPMCB	TWD	68,448,817	USD	2,087,296	06/18/25	(60,786)
JPMCB	USD	2,459,445	BRL	14,474,772	06/18/25	64,174
JPMCB	USD	541,000	BRL	3,092,353	06/18/25	(1,861)
JPMCB	USD	123,000	CLP	118,579,612	06/18/25	2,192
JPMCB	USD	597,120	CLP	557,644,810	06/18/25	(8,380)
JPMCB	USD	414,324	COP	1,803,094,020	06/18/25	9,704
JPMCB	USD	514,815	COP	2,160,235,580	06/18/25	(6,799)
JPMCB	USD	63,659	EGP	3,353,600	06/18/25	976
JPMCB	USD	206,834	IDR	3,447,733,776	06/18/25	498
JPMCB	USD	831,013	INR	71,812,012	06/18/25	16,308
JPMCB	USD	572,315	KRW	828,351,698	06/18/25	11,992
JPMCB	USD	10,000	KRW	14,142,200	06/18/25	(24)
JPMCB	USD	352,373	PHP	20,197,170	06/18/25	8,814
JPMCB	USD	1,137,528	THB	38,957,178	06/18/25	32,398
JPMCB	USD	445,008	THB	14,763,818	06/18/25	(1,636)
JPMCB	USD	293,136	TRY	12,065,296	06/18/25	4,780
JPMCB	USD	78,914	TRY	3,124,296	06/18/25	(1,770)
JPMCB	USD	1,327,103	TWD	43,531,217	06/18/25	39,009
JPMCB	USD	45,000	TWD	1,430,055	06/18/25	(122)
JPMCB	EUR	98,000	USD	106,517	07/03/25	(4,908)
JPMCB	CAD	78,000	USD	55,218	07/09/25	(1,558)
JPMCB	EUR	50,000	USD	54,926	07/10/25	(1,949)
JPMCB	USD	54,886	NOK	600,000	07/10/25	2,788

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	EUR	24,700	USD	27,404	07/16/25	$(703)
JPMCB	SEK	29,900	USD	3,010	07/16/25	(97)
JPMCB	BRL	1,104,147	USD	187,780	11/07/25	1,912
JPMCB	USD	187,671	BRL	1,104,147	11/07/25	(1,803)
MSCI	BRL	1,254,000	USD	213,534	05/06/25	(7,376)
MSCI	CZK	5,258,000	USD	216,298	05/06/25	(22,402)
MSCI	CNY	3,082,064	USD	427,798	05/16/25	3,157
MSCI	USD	222,247	CNY	1,595,820	05/16/25	(2,378)
MSCI	CAD	149,000	USD	104,580	05/20/25	(3,603)
MSCI	CZK	2,526,000	USD	105,544	05/20/25	(9,168)
MSCI	MYR	468,000	USD	105,739	05/20/25	(2,776)
MSCI	USD	62,272	KRW	89,099,647	05/20/25	460
MSCI	JPY	15,704,000	USD	105,034	05/27/25	(5,109)
MSCI	USD	107,281	CHF	94,000	06/06/25	7,050
MSCI	USD	108,863	CZK	2,509,000	06/06/25	5,124
MSCI	USD	106,426	JPY	15,692,000	06/06/25	3,757
MSCI	USD	106,338	NZD	187,000	06/06/25	4,853
MSCI	ZAR	1,957,000	USD	105,965	06/06/25	1,020
MSCI	USD	104,725	KRW	153,735,000	06/09/25	3,654
MSCI	AUD	169,000	USD	106,261	06/13/25	(2,041)
MSCI	CAD	152,000	USD	106,847	06/20/25	(3,687)
MSCI	CHF	94,000	USD	107,620	07/03/25	(7,088)
MSCI	CZK	2,455,000	USD	106,588	07/03/25	(5,023)
MSCI	USD	105,783	ZAR	1,958,000	07/03/25	(1,006)
MSCI	ZAR	979,000	USD	52,504	07/03/25	116
MSCI	BRL	1,646,704	USD	279,526	07/15/25	(5,865)
MSCI	CHF	15,200	USD	18,700	07/16/25	121
MSCI	EUR	1,900	USD	2,179	07/16/25	17
MSCI	USD	635,298	JPY	90,000,000	07/16/25	(551)
MSCI	SEK	528,000	USD	55,614	07/24/25	722
MSCI	USD	54,904	GBP	41,000	07/24/25	(246)
MSCI	USD	54,988	GBP	41,000	08/01/25	(329)
MSCI	USD	54,620	ZAR	1,021,000	08/04/25	(122)
SCB	CAD	156,000	USD	108,420	05/05/25	(4,761)
SCB	COP	449,243,000	USD	107,604	05/06/25	1,303
SCB	CAD	151,000	USD	105,071	05/12/25	(4,521)
SCB	COP	436,704,000	USD	104,078	05/13/25	846
SCB	USD	109,854	GBP	85,000	05/13/25	3,427
SCB	PHP	6,125,000	USD	105,091	05/19/25	(4,522)
SCB	USD	106,890	PHP	6,125,000	05/19/25	2,724
SCB	EUR	101,000	USD	106,167	05/20/25	(8,355)
SCB	KRW	151,722,000	USD	105,755	05/20/25	(1,066)
SCB	USD	110,883	EUR	101,000	05/20/25	3,638
SCB	USD	212,050	THB	7,095,000	05/20/25	564
SCB	CAD	150,000	USD	105,036	05/27/25	(3,911)
SCB	PHP	6,085,000	USD	104,841	05/27/25	(4,034)
SCB	USD	105,999	JPY	15,704,000	05/27/25	4,144
SCB	USD	105,647	PHP	6,085,000	05/27/25	3,228
SCB	USD	208,990	THB	7,072,000	05/27/25	3,046

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	TWD	3,446,000	USD	105,602	05/29/25	$(2,360)
SCB	USD	104,653	TWD	3,446,000	05/29/25	3,309
SCB	JPY	15,692,000	USD	105,609	06/06/25	(4,574)
SCB	USD	103,215	COP	432,800,000	06/06/25	(1,275)
SCB	COP	222,137,000	USD	50,717	06/13/25	(1,556)
SCB	INR	9,269,000	USD	107,398	06/13/25	(2,004)
SCB	PEN	390,000	USD	104,918	06/13/25	(1,324)
SCB	SGD	142,000	USD	107,127	06/13/25	(1,831)
SCB	USD	51,104	AUD	85,000	06/13/25	3,368
SCB	USD	105,416	COP	444,274,000	06/13/25	(869)
SCB	USD	52,842	KRW	77,221,000	06/13/25	1,611
SCB	USD	51,929	NZD	93,000	06/13/25	3,382
SCB	COP	216,077,000	USD	49,294	06/20/25	(1,507)
SCB	INR	9,185,000	USD	106,374	06/20/25	(1,986)
SCB	PEN	386,000	USD	103,506	06/20/25	(1,626)
SCB	THB	3,565,000	USD	106,701	06/20/25	(375)
SCB	USD	52,655	KRW	76,917,000	06/20/25	1,608
SCB	USD	105,675	PEN	386,000	06/20/25	(544)
SCB	COP	219,464,000	USD	50,012	06/27/25	(1,538)
SCB	INR	18,161,000	USD	211,324	06/27/25	(2,832)
SCB	KRW	155,604,000	USD	106,485	06/27/25	(3,340)
SCB	USD	50,508	AUD	84,000	06/27/25	3,332
SCB	USD	53,283	KRW	77,802,000	06/27/25	1,630
SCB	CAD	153,000	USD	106,801	07/02/25	(4,529)
SCB	COP	222,467,000	USD	50,656	07/03/25	(1,559)
SCB	INR	9,092,000	USD	105,206	07/03/25	(1,966)
SCB	PEN	391,000	USD	105,882	07/03/25	(571)
SCB	USD	51,111	AUD	85,000	07/03/25	3,374
SCB	USD	53,949	EUR	49,000	07/03/25	1,763
SCB	EUR	897,500	USD	995,371	07/16/25	(25,922)
SCB	GBP	21,200	USD	28,352	07/16/25	91
SCB	GBP	6,500	USD	8,660	07/16/25	(5)
SCB	USD	54,898	PHP	3,119,000	07/16/25	841
SCB	EUR	48,000	USD	54,777	07/17/25	153
SCB	USD	55,063	PHP	3,126,000	07/23/25	791
SCB	EUR	48,000	USD	55,503	07/24/25	855
SCB	USD	54,818	INR	4,694,000	07/24/25	441
SG	SGD	145,000	USD	107,664	05/05/25	(3,353)
SG	USD	108,617	CLP	106,700,000	05/06/25	4,066
SG	USD	105,419	CLP	101,471,000	05/13/25	1,732
SG	USD	104,780	CLP	99,808,000	05/20/25	610
SG	USD	105,638	CAD	150,000	05/27/25	3,309
SG	AUD	169,000	USD	105,206	06/06/25	(3,087)
SG	USD	105,793	AUD	169,000	06/06/25	2,501
SG	USD	56,906	CHF	46,000	06/20/25	(862)
SG	USD	53,987	KRW	76,917,000	06/20/25	277
SG	AUD	168,000	USD	105,736	06/27/25	(1,943)
SG	USD	58,453	CHF	47,000	06/27/25	(1,141)
SG	AUD	170,000	USD	106,443	07/03/25	(2,526)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SG	USD	54,578	AUD	85,000	07/03/25	$(93)
SG	AUD	86,000	USD	54,687	07/17/25	(448)
SG	CHF	45,000	USD	55,853	07/17/25	846
SG	CHF	45,000	USD	56,152	07/24/25	1,098
SG	AUD	86,000	USD	55,243	08/01/25	98
SSB	USD	796	GBP	594	05/01/25	(4)
SSB	EUR	80,389	USD	91,239	05/02/25	171
SSB	USD	115,320	EUR	101,606	05/02/25	(216)
SSB	AUD	340,000	USD	213,519	06/26/25	(4,402)
SSB	CAD	377,000	USD	264,023	06/26/25	(10,216)
SSB	EUR	515,000	USD	560,167	06/26/25	(25,125)
Net unrealized appreciation (depreciation)						$(279,878)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$69,388,124	$9,359,389	$—	$78,747,513
Exchange traded funds	2,844,892	—	—	2,844,892
Investment companies	23,070,074	—	—	23,070,074
Rights	22	—	—	22
Warrant	—	—	0	—
Corporate bonds	—	84,902,697	—	84,902,697
U.S. Treasury obligations	—	525,447	—	525,447
Short-term investments
Investment companies	—	109,498,313	—	109,498,313
Short-term U.S. treasury obligations	—	6,890,020	—	6,890,020
Options purchased	9,074	48,110	—	57,184
Foreign exchange options purchased	—	1,564,271	—	1,564,271
Equity options purchased	1,496,813	—	—	1,496,813
Futures contracts	420,319	82,199	—	502,518
Swap agreements	—	892,233	25,361	917,594
Forward foreign currency contracts	—	711,016	—	711,016
Total	$97,229,318	$214,473,695	$25,361	$311,728,374

Liabilities
Investments sold short
Common stocks	$(56,199,530)	$(3,013,213)	$—	$(59,212,743)
Exchange traded funds	(13,382,901)	—	—	(13,382,901)
Preferred stocks	—	(33,488)	—	(33,488)
U.S. Treasury obligations	—	(1,388,424)	—	(1,388,424)
Short-term U.S. treasury obligations	—	(11,369,034)	—	(11,369,034)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Foreign exchange options written	$—	$(144,175)	$—	$(144,175)
Equity options written	(675,346)	—	—	(675,346)
Options written	(164,208)	(129,999)	—	(294,207)
Futures contracts	(35,167)	(12,417)	—	(47,584)
Swap agreements	—	(448,253)	—	(448,253)
Forward foreign currency contracts	—	(990,894)	—	(990,894)
Total	$(70,457,152)	$(17,529,897)	$—	$(87,987,049)

At April 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $23,233,398, represented 8.3% of the Portfolio’s net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	In U.S. dollars unless otherwise indicated.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Zero coupon bond.
8	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Bond interest in default.
10	Rate shown reflects yield at April 30, 2025.
11	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
12	Payments made or received are based on the notional amount.
13	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
14	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semi annual report to shareholders dated January 31, 2025.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
April 30, 2025 (unaudited)

Portfolio acronyms:
ABS ACES ADR AGM AID AMBAC AMT ARM BAM BBSW BOBL CAC CBOE CDO CDI CDX.EM.S CDX.NA.HY.S CJSC CLO CMT COFI COP CORRA CPI DAC DIP ETF EURIBOR FHA FHLB FHLMC FNMA FRN GDR GMAC GNMA GO GSAMP GTD

Asset-backed Security

Alternative Credit Enhancement Securities

American Depositary Receipt

Assured Guaranty Municipal

Anticipation Certificates of Indebtedness

American Municipal Bond Assurance Corporation

Alternative Minimum Tax

Adjustable Rate Mortgage

Build Americal Mutual

Bank Bill Swap Rate

Bundesobligationen

Cotation Assistée en Continu

Chicago Board Options Exchange

Collateralized Debt Obligation

Certificado de Depósito Interbancário

Markit Emerging Markets Index

Markit North American High Yield

Closed Joint Stock Company

Collateralized Loan Obligation

Constant Maturity Treasury Index

Cost of Funds Index

Certificate of Participation

Canadian Overnight Repo Rate Average

Consumer Price Index

Designated Activity Company

Debtor-in-possession

Exchange Traded Fund

Euro Interbank Offered Rate

Federal Housing Administration

Federal Home Loan Bank

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Floating Rate Note

Global Depositary Receipt

General Motors Acceptance Corporation

Government National Mortgage Association

General Obligation

Goldman Sachs Asset Mortgage Passthrough

Guaranteed

IO JSC LIBOR MGIC MTA NIBOR NVDR OAT OBFR OTC PJSC PLC PO PRIBOR PSF RASC RBA IOCR REIT REMIC RFUCCT RPI SARON SBA SIFMA SOFR SONIA SPDR STR STRIP TBA TIPS TONA UMBS VRD WIBOR

Interest Only

Joint Stock Company

London Interbank Offered Rate

Mortgage Guaranty Insurance Corporation

Monthly Treasury Average Index

Norway Three Month Interbank Rate

Non-Voting Depository Receipt

Obligation Assimilables du Trésor (French Government Bonds)

Overnight Bank Funding Rate

Over The Counter

Private Joint Stock Company

Public Limited Company

Principal Only

Prague Interbank Offered Rate

Permanent School Fund

Retirement Administration Service Center

RBA Interbank Overnight Cash Rate

Real Estate Investment Trust

Real Estate Mortgage Investment Conduit

Refinitiv USD IBOR Consumer Cash Fallbacks

Retail Price Index

Swiss Average Rate Overnight

Small Business Administration

Municipal Swap Index Yield

Secured Overnight Financing Rate

Sterling Overnight Index Average

Standard and Poor's Depository Receipts

Short-term rate

Separate Trading of Registered Interest and Principal of Securities

To-Be-Announced Security

Treasury inflation protected securities

Tokyo Overnight Average Rate

Uniform Mortgage-Backed Securities

Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Warsaw Interbank Offer Rate

Currency type abbreviations:
ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Yuan Renminbi Offshore

Chinese Yuan Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli Shekel

	Indian Rupee	JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD THB TRY TWD USD ZAR

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Sol

Philippine Peso

Polish Zloty

Romanian Leu

Russian Ruble

Swedish Krona

Singapore Dollar

Thai Baht

Turkish Lira

Taiwan Dollar

United States Dollar

South African Rand

Counterparty acronyms:
ANZ BB BNP BOA CIBC CITI CSI DB GS GSI HSBC

Australia and New Zealand Banking Group

Barclays Bank PLC

BNP Paribas

Bank of America

Canadian Imperial Bank of Commerce

Citibank NA

Credit Suisse International

Deutsche Bank AG

Goldman Sachs

Goldman Sachs International

HSBC Bank PLC

JPMCB MSCI NW RBC RBS SCB SG SSB TD WBC WF

JPMorgan Chase Bank

Morgan Stanley & Co. International PLC

National Westminster

Royal Bank of Canada

Royal Bank of Scotland PLC

Standard Chartered Bank

Societe Generale

State Street Bank and Trust Co.

Toronto-Dominion Bank

Westpac Banking Corp.

Wells Fargo Investment LLC

See accompanying notes to financial statements.